UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 5.7%
17,000	Deutsche Bank AG, 0.080%, dated 08/01/13, due 08/01/13, repurchase price $17,000, collateralized by U.S. Treasury Bonds, 2.875%, 05/15/43 with a value of $17,340	17,000
17,000	UBS Warburg LLC, 0.060%, dated 08/01/13, due 08/01/13, repurchase price $17,000, collateralized by U.S. Treasury Notes, 0.750% - 1.875%, 08/15/13 - 06/30/20 with a value of $17,340	17,000

	Total Repurchase Agreements (Cost $34,000)	34,000

U.S. Government Agency Securities — 62.3%
	Federal Farm Credit Bank,
2,000	0.150%, 01/17/14	2,000
14,500	0.200%, 11/20/13	14,505
	Federal Home Loan Bank,
65,675	DN, Zero Coupon, 08/01/13	65,675
22,713	DN, 0.050%, 10/18/13 (n)	22,712
21,120	DN, 0.080%, 09/13/13 (n)	21,119
47,055	DN, 0.105%, 09/11/13 (n)	47,053
15,435	DN, 0.110%, 12/11/13 (n)	15,432
4,000	0.190%, 07/22/14	4,000
4,650	0.290%, 11/15/13	4,653
	Federal Home Loan Mortgage Corp.,
24,766	DN, 0.045%, 09/04/13 (n)	24,765
14,686	DN, 0.050%, 10/28/13 (n)	14,685
55,000	DN, 0.130%, 08/09/13 (n)	54,999
44,593	DN, 0.130%, 12/30/13 (m) (n)	44,582
15,000	DN, 0.165%, 02/03/14 (m) (n)	14,994
21,450	Federal National Mortgage Association, DN, 0.075%, 09/04/13 (m) (n)	21,449

	Total U.S. Government Agency Securities (Cost $372,583)	372,623

U.S. Treasury Obligations — 7.2%
3,500	U.S. Treasury Bill, 0.048%, 08/01/13 (m) (n)	3,500
	U.S. Treasury Notes,
10,000	0.125%, 09/30/13 (m)	10,001
2,000	0.250%, 10/31/13 (m)	2,001
4,000	1.250%, 03/15/14 (m)	4,029
8,000	1.875%, 02/28/14 (m)	8,082
5,000	2.000%, 11/30/13 (m)	5,032
10,000	3.125%, 08/31/13 (m)	10,026

	Total U.S. Treasury Obligations (Cost $42,653)	42,671

SHARES
Investment Companies — 27.2%
35,540	JPMorgan Prime Money Market Fund, Agency Class Shares, 0.010% (b) (l) †	35,540
118,106	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) †	118,106
8,920	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% (b) (l) †	8,920

	Total Investment Companies (Cost $162,566)	162,566

	Total Investments — 102.4% (Cost $611,802)	611,860
	Liabilities in Excess of Other Assets — (2.4)%	(14,084)

	NET ASSETS — 100.0%	$597,776

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
950	Australian Dollar	09/16/13	$85,291	$(1,695)

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE*	VALUE
Newedge USA, LLC
	Long Positions
	NYMEX WTI Crude Oil September 2013 Futures	08/13/13	$24,367	$(31)
	ICE Gas Oil September 2013 Futures	09/03/13	13,509	(101)
	CME Live Cattle October 2013 Futures	09/26/13	100	— (h)
	CBOT Corn December 2013 Futures	11/20/13	26,034	(1,847)
	CBOT Soybean Meal December 2013 Futures	11/20/13	6,062	(310)
	Short Positions
	CBOT Soybean Oil December 2013 Futures	11/20/13	(4,637)	295

				$(1,994)

Jefferies Bache Financial Services, Inc.
	Long Positions
	COMEX Gold 100 oz. December 2013 Futures	08/01/13	$25,735	$(419)
	LME Copper September 2013 Futures	08/21/13	4,472	(50)
	NYMEX Gasoline RBOB September 2013 Futures	08/30/13	25,043	(287)
	COMEX Silver September 2013 Futures	09/03/13	5,103	(147)
	ICE Brent Crude Oil October 2013 Futures	10/13/13	37,098	123
	CBOT Soybean November 2013 Futures	11/14/13	26,839	(1,508)

				$(2,288)

Total				$(4,282)

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Return Swaps on Commodity Indices
SWAP COUNTERPARTY	REFERENCED OBLIGATION	TERMINATION DATE	NOTIONAL VALUE*	VALUE
Morgan Stanley Capital Group	Dow Jones—UBS Commodity BRENT Crude Oil Index	08/21/13	$7,590	$(68)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity BRENT Crude Oil Index	08/21/13	(438)	(3)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Corn Index	08/21/13	6,983	(553)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Corn Index	08/21/13	(445)	(3)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Crude Oil Index	08/21/13	41,256	(519)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gasoline RBOB Index	08/21/13	4,986	(70)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gasoline RBOB Index	08/21/13	(214)	(2)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gold Index	08/21/13	11,672	304
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Gold Index	08/21/13	(599)	5
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Kansas Wheat Index	08/21/13	1,554	9
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Silver Index	08/21/13	3,432	36
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Silver Index	08/21/13	(160)	— (h)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	08/21/13	3,188	(210)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybean Oil Index	08/21/13	(202)	— (h)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybeans Index	08/21/13	6,476	(415)
Morgan Stanley Capital Group	Dow Jones—UBS Commodity Soybeans Index	08/21/13	(321)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Aluminum Index	08/21/13	877	(4)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Aluminum Index	08/21/13	1,202	(20)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Aluminum Index	08/21/13	(1,102)	(5)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	3,740	(3)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	2,328	(2)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	(3,740)	3
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	581	(12)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	1,176	(25)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	(619)	(5)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cocoa Index	08/21/13	(587)	(5)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	08/21/13	(3,513)	277
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	08/21/13	(995)	22
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	08/21/13	1,134	(59)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	08/21/13	(1,209)	26
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Coffee Index	08/21/13	125	(2)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	(115)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	(6,351)	20
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	2,125	(9)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	283	(5)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	(2,096)	(9)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	1,918	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Copper Index	08/21/13	2,078	7
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	24,791	437
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(1,120)	(4)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	1,173	(14)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	25	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(213)	1
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(367)	2
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	65	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	101	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	74	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	43	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(5)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(3,179)	(18)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(201)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(449)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Cotton Index	08/21/13	(1,426)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Heating Oil Index	08/21/13	(16,423)	85
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Heating Oil Index	08/21/13	(3,326)	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Heating Oil Index	08/21/13	(3,079)	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Heating Oil Index	08/21/13	412	1
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Heating Oil Index	08/21/13	493	7
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Index	08/21/13	105,591	(1,901)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Index	08/21/13	(5,524)	(39)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lead Index	08/21/13	(2,808)	(49)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lead Index	08/21/13	(1,397)	(20)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lead Index	08/21/13	1,397	23
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lead Index	08/21/13	1,271	(4)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lead Index	08/21/13	74	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	(2,593)	61
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	892	(25)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	(913)	18
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	866	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	912	(33)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	101	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	(898)	16
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Lean Hogs Index	08/21/13	(277)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	33,269	(1,778)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	29	(3)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	956	(101)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	(969)	66
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	(924)	62
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	482	(36)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	(1,759)	—
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	(908)	7
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	(2,544)	19
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	543	2
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Natural Gas Index	08/21/13	1,276	5
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Nickel Index	08/21/13	(2,106)	16
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Nickel Index	08/21/13	109	(4)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Soybean Meal Index	08/21/13	3,155	(180)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Soybean Meal Index	08/21/13	(132)	— (h)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	1,553	81
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	(6,110)	(320)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	4,556	212
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	106	5
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	2,072	83
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	4,138	139
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	1,921	71
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	2,583	96
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	1,432	70
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	1,842	90
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	(478)	(16)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	2,021	59
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	6,123	180
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	190	1
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	(297)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	(460)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Sugar Index	08/21/13	(292)	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Wheat Index	08/21/13	456	(1)
Union Bank of Switzerland AG	Dow Jones—UBS Commodity Zinc Index	08/21/13	(622)	7

				$(3,930)

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
ICE	—	IntercontinentalExchange, Inc.
LME	—	London Metal Exchange
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
WTI	—	West Texas Intermediate
*	—	Notional value is the total value of the underlying commodity futures contracts.
†	—	Approximately $58,120,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than $1,000.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures,

swaps, options, TBAs, when-issued securities, delayed

delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange

contracts.

(n)	—	The rate shown is the effective yield at the date of purchase.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$58

Federal income tax cost of investments	$611,802

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

HCM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 18, 2009 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of July 31, 2013 net assets of the Fund were approximately $597,776,000 of which approximately $133,627,000, or approximately 22.4%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the CSOI (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$162,566	$449,294	$—	$611,860

Appreciation in Other Financial Instruments
Return Swaps	$—	$3,049	$—	$3,049

Depreciation in Other Financial Instruments
Futures Contracts	$(1,695)	$—	$—	$(1,695)
Return Swaps	—	(11,261)	—	(11,261)

Total Depreciation in Other Financial Instruments	$(1,695)	$(11,261)	$—	$(12,956)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of three affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Futures Contracts — The Fund uses commodity and foreign exchange futures contracts to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (e.g., NYMEX), boards of trade or other platforms (e.g., Clearport). The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the Fund to close out its position. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

Swaps — The Fund uses return swaps on commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Return swaps on commodity indices are subject to monthly resets.

Upon entering into a swap, the Fund may be required to post an initial collateral amount (referred to as “Independent Amount”), as defined in the swap agreement. Independent Amounts are posted to segregated accounts at the Fund’s custodian. The Fund is required to post additional collateral to the segregated accounts, for the benefit of counterparties, as applicable, for mark to market losses on swaps. Balances in segregated accounts are invested in affiliated money market funds.

The Fund pays a monthly financing charge to one counterparty, which is calculated based on the average balance of the segregated account excluding Independent Amounts, for the benefit of that counterparty, and a LIBOR-based rate.

The Fund is entitled to receive cash from counterparties as collateral for mark to market gains on swap contracts.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 101.9% (j)
		Common Stocks — 92.1%

		Consumer Discretionary — 10.2%
		Auto Components — 0.5%
8		Cooper Tire & Rubber Co.	268
12		Dana Holding Corp.	253
1		Federal-Mogul Corp. (a)	8
9		Gentex Corp.	204
4		Goodyear Tire & Rubber Co. (The) (a)	68
15		Visteon Corp. (a)	994

			1,795

		Automobiles — 0.1%
9		General Motors Co. (a)	313
—	(h)	Harley-Davidson, Inc.	13

			326

		Distributors — 0.0% (g)
—	(h)	LKQ Corp. (a)	3

		Diversified Consumer Services — 0.7%
133		Apollo Group, Inc., Class A (a)	2,426
2		Bright Horizons Family Solutions, Inc. (a)	72
2		H&R Block, Inc.	60
9		Hillenbrand, Inc.	224
—	(h)	Service Corp. International	3

			2,785

		Hotels, Restaurants & Leisure — 1.0%
1		BJ’s Restaurants, Inc. (a)	25
1		Bob Evans Farms, Inc.	53
1		Boyd Gaming Corp. (a)	13
1		Caesars Entertainment Corp. (a)	8
9		Cracker Barrel Old Country Store, Inc.	881
2		DineEquity, Inc.	133
3		International Game Technology	60
—	(h)	International Speedway Corp., Class A	7
1		Interval Leisure Group, Inc.	15
13		Las Vegas Sands Corp.	747
52		MGM Resorts International (a)	847
3		Multimedia Games Holding Co., Inc. (a)	94
1		Starwood Hotels & Resorts Worldwide, Inc.	40
13		Wyndham Worldwide Corp.	781
—	(h)	Wynn Resorts Ltd.	53

			3,757

		Household Durables — 1.0%
1		Meritage Homes Corp. (a)	36
13		Mohawk Industries, Inc. (a)	1,516
135		PulteGroup, Inc. (a)	2,253
8		Ryland Group, Inc. (The)	325

			4,130

		Internet & Catalog Retail — 1.0%
81		Expedia, Inc.	3,797
7		Groupon, Inc. (a)	61
1		HomeAway, Inc. (a)	21
5		Orbitz Worldwide, Inc. (a)	46

			3,925

		Leisure Equipment & Products — 0.1%
8		Brunswick Corp.	297

		Media — 0.7%
7		AMC Networks, Inc., Class A (a)	449
—	(h)	Charter Communications, Inc., Class A (a)	25
—	(h)	Cinemark Holdings, Inc.	14
78		CTC Media, Inc., (Russia)	862
10		DIRECTV (a)	605
6		Lamar Advertising Co., Class A (a)	242
17		Live Nation Entertainment, Inc. (a)	283
1		Madison Square Garden Co. (The), Class A (a)	57
1		Scripps Networks Interactive, Inc., Class A	104
2		Sinclair Broadcast Group, Inc., Class A	42

			2,683

		Multiline Retail — 0.3%
10		Big Lots, Inc. (a)	369
3		Dillard’s, Inc., Class A	242
10		Dollar Tree, Inc. (a)	542

			1,153

		Specialty Retail — 4.1%
47		Advance Auto Parts, Inc.	3,836
181		American Eagle Outfitters, Inc.	3,553
97		ANN, Inc. (a)	3,274
47		Best Buy Co., Inc.	1,427
3		Chico’s FAS, Inc.	51
12		Children’s Place Retail Stores, Inc. (The) (a)	641
9		Dick’s Sporting Goods, Inc.	473
36		Foot Locker, Inc.	1,306
2		Home Depot, Inc. (The)	134
11		Men’s Wearhouse, Inc. (The)	443
—	(h)	Office Depot, Inc. (a)	1
4		Penske Automotive Group, Inc.	144
33		Pier 1 Imports, Inc.	767

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Specialty Retail — Continued
—	(h)	Ross Stores, Inc.	24
—	(h)	Vitamin Shoppe, Inc. (a)	10

			16,084

		Textiles, Apparel & Luxury Goods — 0.7%
—	(h)	Carter’s, Inc.	7
1		Coach, Inc.	63
5		Fossil Group, Inc. (a)	535
32		NIKE, Inc., Class B	2,017
—	(h)	Ralph Lauren Corp.	58
3		Skechers U.S.A., Inc., Class A (a)	76
—	(h)	Steven Madden Ltd. (a)	11
1		Wolverine World Wide, Inc.	35

			2,802

		Total Consumer Discretionary	39,740

		Consumer Staples — 0.5%
		Beverages — 0.1%
—	(h)	Beam, Inc.	6
4		PepsiCo, Inc.	328

			334

		Food & Staples Retailing — 0.2%
90		Rite Aid Corp. (a)	269
5		Walgreen Co.	233

			502

		Food Products — 0.2%
6		Hillshire Brands Co.	217
5		Mead Johnson Nutrition Co.	359
14		Pilgrim’s Pride Corp. (a)	230
—	(h)	Sanderson Farms, Inc.	14

			820

		Household Products — 0.0% (g)
—	(h)	Harbinger Group, Inc. (a)	1
1		Spectrum Brands Holdings, Inc.	76

			77

		Personal Products — 0.0% (g)
3		Prestige Brands Holdings, Inc. (a)	104

		Tobacco — 0.0% (g)
1		Philip Morris International, Inc.	71

		Total Consumer Staples	1,908

		Energy — 13.7%
		Energy Equipment & Services — 3.1%
8		Baker Hughes, Inc.	381
—	(h)	Dril-Quip, Inc. (a)	27
12		Exterran Holdings, Inc. (a)	369
112		Hercules Offshore, Inc. (a)	773
300		ION Geophysical Corp. (a)	1,846
3		Key Energy Services, Inc. (a)	18
—	(h)	Oil States International, Inc. (a)	10
84		Patterson-UTI Energy, Inc.	1,661
276		Superior Energy Services, Inc. (a)	7,076

			12,161

		Oil, Gas & Consumable Fuels — 10.6%
51		Alon USA Energy, Inc.	700
8		Anadarko Petroleum Corp.	741
20		Apache Corp.	1,599
87		Delek U.S. Holdings, Inc.	2,633
16		Denbury Resources, Inc. (a)	273
—	(h)	Devon Energy Corp.	7
8		EPL Oil & Gas, Inc. (a)	266
580		Gran Tierra Energy, Inc., (Canada) (a)	3,566
15		Kinder Morgan, Inc.	567
6		Marathon Oil Corp.	204
29		Marathon Petroleum Corp.	2,124
206		Newfield Exploration Co. (a)	5,069
3		Occidental Petroleum Corp.	294
143		Peabody Energy Corp.	2,373
16		Phillips 66	1,000
8		Rosetta Resources, Inc. (a)	360
104		SM Energy Co.	7,151
377		Stone Energy Corp. (a)	9,181
16		Targa Resources Corp.	1,091
104		W&T Offshore, Inc.	1,701
5		Whiting Petroleum Corp. (a)	249

			41,149

		Total Energy	53,310

		Financials — 6.4%
		Capital Markets — 1.1%
—	(h)	Apollo Investment Corp.	2
138		BGC Partners, Inc., Class A	867
58		Franklin Resources, Inc.	2,830
1		Legg Mason, Inc.	36
12		Morgan Stanley	326
2		Raymond James Financial, Inc.	98
—	(h)	State Street Corp.	7
—	(h)	Virtus Investment Partners, Inc. (a)	43

			4,209

		Commercial Banks — 3.2%
—	(h)	BancorpSouth, Inc.	8

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Commercial Banks — Continued
—	(h)	BankUnited, Inc.	9
2		BBCN Bancorp, Inc.	36
160		East West Bancorp, Inc.	4,920
1		Fifth Third Bancorp	10
1		First Republic Bank	47
1		Glacier Bancorp, Inc.	22
297		Huntington Bancshares, Inc.	2,535
11		Old National Bancorp	166
182		PrivateBancorp, Inc.	4,288
32		Regions Financial Corp.	317
—	(h)	SVB Financial Group (a)	26
31		Synovus Financial Corp.	102
—	(h)	TCF Financial Corp.	5
1		Webster Financial Corp.	33
1		Western Alliance Bancorp (a)	15
—	(h)	Wintrust Financial Corp.	16

			12,555

		Consumer Finance — 0.0% (g)
5		Ezcorp, Inc., Class A (a)	82
1		Portfolio Recovery Associates, Inc. (a)	90

			172

		Diversified Financial Services — 0.4%
21		Citigroup, Inc.	1,073
1		CME Group, Inc.	48
8		Leucadia National Corp.	204
1		McGraw Hill Financial, Inc.	43

			1,368

		Insurance — 0.5%
1		American International Group, Inc. (a)	41
21		Brown & Brown, Inc.	707
54		Hilltop Holdings, Inc. (a)	927
10		MBIA, Inc. (a)	136
1		Old Republic International Corp.	9
—	(h)	W.R. Berkley Corp.	8

			1,828

		Real Estate Investment Trusts (REITs) — 0.7%
33		American Campus Communities, Inc.	1,275
—	(h)	American Tower Corp.	3
1		GEO Group, Inc. (The)	22
6		Potlatch Corp.	278
7		Simon Property Group, Inc.	1,115
—	(h)	Ventas, Inc.	20

			2,713

		Real Estate Management & Development — 0.0% (g)
5		CBRE Group, Inc., Class A (a)	109

		Thrifts & Mortgage Finance — 0.5%
3		Capitol Federal Financial, Inc.	38
15		MGIC Investment Corp. (a)	117
40		Ocwen Financial Corp. (a)	1,903

			2,058

		Total Financials	25,012

		Health Care — 17.7%
		Biotechnology — 8.1%
8		Aegerion Pharmaceuticals, Inc. (a)	718
61		Alexion Pharmaceuticals, Inc. (a)	7,101
5		Alnylam Pharmaceuticals, Inc. (a)	213
30		Amgen, Inc.	3,298
17		Ariad Pharmaceuticals, Inc. (a)	316
10		Biogen Idec, Inc. (a)	2,151
5		BioMarin Pharmaceutical, Inc. (a)	306
32		Celgene Corp. (a)	4,689
1		Celldex Therapeutics, Inc. (a)	22
5		Incyte Corp., Ltd. (a)	122
17		Medivation, Inc. (a)	990
118		Myriad Genetics, Inc. (a)	3,515
41		Pharmacyclics, Inc. (a)	4,434
—	(h)	Regeneron Pharmaceuticals, Inc. (a)	88
2		Sarepta Therapeutics, Inc. (a)	74
45		Vertex Pharmaceuticals, Inc. (a)	3,619

			31,656

		Health Care Equipment & Supplies — 4.3%
64		Abbott Laboratories	2,338
4		Alere, Inc. (a)	118
2		ArthroCare Corp. (a)	61
1		Baxter International, Inc.	44
46		Boston Scientific Corp. (a)	499
2		CareFusion Corp. (a)	85
—	(h)	Edwards Lifesciences Corp. (a)	14
282		Hill-Rom Holdings, Inc.	10,460
2		Intuitive Surgical, Inc. (a)	752
14		Masimo Corp.	322
—	(h)	Meridian Bioscience, Inc.	3
22		Sirona Dental Systems, Inc. (a)	1,542
4		STERIS Corp.	194
9		Thoratec Corp. (a)	301

			16,733

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Health Care Providers & Services — 0.8%
6		Aetna, Inc.	390
—	(h)	Air Methods Corp.	7
1		AmerisourceBergen Corp.	59
16		Brookdale Senior Living, Inc. (a)	467
2		Emeritus Corp. (a)	47
2		HCA Holdings, Inc.	59
—	(h)	Health Management Associates, Inc., Class A (a)	3
1		Health Net, Inc. (a)	34
1		McKesson Corp.	98
—	(h)	MWI Veterinary Supply, Inc. (a)	70
45		Select Medical Holdings Corp.	406
14		Team Health Holdings, Inc. (a)	582
13		WellCare Health Plans, Inc. (a)	763

			2,985

		Health Care Technology — 2.1%
507		Allscripts Healthcare Solutions, Inc. (a)	8,021
6		MedAssets, Inc. (a)	124
3		Quality Systems, Inc.	66

			8,211

		Life Sciences Tools & Services — 0.4%
17		Agilent Technologies, Inc.	757
2		Bio-Rad Laboratories, Inc., Class A (a)	228
42		Bruker Corp. (a)	753
—	(h)	PerkinElmer, Inc.	4
1		Techne Corp.	56

			1,798

		Pharmaceuticals — 2.0%
84		AbbVie, Inc.	3,820
3		Allergan, Inc.	317
12		Auxilium Pharmaceuticals, Inc. (a)	228
16		Bristol-Myers Squibb Co.	707
20		Eli Lilly & Co.	1,072
11		Nektar Therapeutics (a)	118
13		Salix Pharmaceuticals Ltd. (a)	990
3		Santarus, Inc. (a)	64
13		Zoetis, Inc.	393

			7,709

		Total Health Care	69,092

		Industrials — 11.6%
		Aerospace & Defense — 5.1%
16		Alliant Techsystems, Inc.	1,459
27		Boeing Co. (The)	2,818
193		Exelis, Inc.	2,852
42		General Dynamics Corp.	3,561
5		Huntington Ingalls Industries, Inc.	299
344		Spirit Aerosystems Holdings, Inc., Class A (a)	8,731

			19,720

		Air Freight & Logistics — 0.2%
22		Expeditors International of Washington, Inc.	894

		Building Products — 0.2%
21		Masco Corp.	428
6		NCI Building Systems, Inc. (a)	86
4		USG Corp. (a)	91

			605

		Commercial Services & Supplies — 0.8%
44		ADT Corp. (The) (a)	1,757
18		Copart, Inc. (a)	579
2		Deluxe Corp.	79
25		Iron Mountain, Inc.	700

			3,115

		Construction & Engineering — 0.6%
5		AECOM Technology Corp. (a)	182
5		EMCOR Group, Inc.	209
1		Fluor Corp.	38
69		Quanta Services, Inc. (a)	1,844

			2,273

		Electrical Equipment — 0.5%
—	(h)	EnerSys, Inc.	5
21		Regal-Beloit Corp.	1,346
4		Roper Industries, Inc.	486

			1,837

		Machinery — 2.9%
—	(h)	AGCO Corp.	1
—	(h)	Caterpillar, Inc.	25
2		Cummins, Inc.	294
—	(h)	EnPro Industries, Inc. (a)	6
—	(h)	Lindsay Corp.	22
2		Manitowoc Co., Inc. (The)	31
5		Mueller Industries, Inc.	271
54		Mueller Water Products, Inc., Class A	421
108		Oshkosh Corp. (a)	4,830
—	(h)	SPX Corp.	31
11		Terex Corp. (a)	322
46		Timken Co.	2,700
16		Valmont Industries, Inc.	2,284

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Machinery — Continued
1		WABCO Holdings, Inc. (a)	103

			11,341

		Marine — 0.0% (g)
5		Matson, Inc.	148

		Professional Services — 0.5%
9		Corporate Executive Board Co. (The)	611
1		Dun & Bradstreet Corp. (The)	62
1		Huron Consulting Group, Inc. (a)	63
22		Verisk Analytics, Inc., Class A (a)	1,387

			2,123

		Road & Rail — 0.7%
—	(h)	AMERCO	33
1		Con-way, Inc.	27
2		Kansas City Southern	205
13		Knight Transportation, Inc.	214
1		Landstar System, Inc.	30
21		Ryder System, Inc.	1,327
49		Swift Transportation Co. (a)	872

			2,708

		Trading Companies & Distributors — 0.1%
3		GATX Corp.	140
6		United Rentals, Inc. (a)	366

			506

		Total Industrials	45,270

		Information Technology — 24.1%
		Communications Equipment — 3.0%
133		ARRIS Group, Inc. (a)	1,997
806		Brocade Communications Systems, Inc. (a)	5,370
1		F5 Networks, Inc. (a)	131
65		Finisar Corp. (a)	1,266
2		Harris Corp.	97
280		Polycom, Inc. (a)	2,681

			11,542

		Computers & Peripherals — 3.1%
238		Hewlett-Packard Co.	6,105
102		SanDisk Corp. (a)	5,619
4		Synaptics, Inc. (a)	180
1		Western Digital Corp.	45

			11,949

		Electronic Equipment, Instruments & Components — 2.4%
9		FLIR Systems, Inc.	295
211		Jabil Circuit, Inc.	4,856
52		OSI Systems, Inc. (a)	3,685
28		Sanmina Corp. (a)	461
1		Vishay Intertechnology, Inc. (a)	16

			9,313

		Internet Software & Services — 2.1%
15		Akamai Technologies, Inc. (a)	729
2		Angie’s List, Inc. (a)	40
9		AOL, Inc. (a)	336
7		Bankrate, Inc. (a)	117
1		comScore, Inc. (a)	17
2		eBay, Inc. (a)	82
179		Facebook, Inc., Class A (a)	6,596
5		IAC/InterActiveCorp.	249
2		ValueClick, Inc. (a)	42
—	(h)	VeriSign, Inc. (a)	14
3		WebMD Health Corp. (a)	102
—	(h)	Xoom Corp. (a)	10

			8,334

		IT Services — 6.6%
16		Acxiom Corp. (a)	417
28		Cardtronics, Inc. (a)	838
61		Cognizant Technology Solutions Corp., Class A (a)	4,441
182		Computer Sciences Corp.	8,690
206		CoreLogic, Inc. (a)	5,748
7		DST Systems, Inc.	510
1		Euronet Worldwide, Inc. (a)	52
16		Global Payments, Inc.	758
52		Lender Processing Services, Inc.	1,693
—	(h)	MAXIMUS, Inc.	7
1		MoneyGram International, Inc. (a)	20
8		Syntel, Inc.	590
—	(h)	Unisys Corp. (a)	5
1		VeriFone Systems, Inc. (a)	20
12		Visa, Inc., Class A	2,182

			25,971

		Semiconductors & Semiconductor Equipment — 4.3%
50		Broadcom Corp., Class A	1,367
48		Cirrus Logic, Inc. (a)	923
6		Entegris, Inc. (a)	61
1		Fairchild Semiconductor International, Inc. (a)	11
29		First Solar, Inc. (a)	1,428

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Semiconductors & Semiconductor Equipment — Continued
1		Intersil Corp., Class A	13
3		KLA-Tencor Corp.	169
241		LSI Corp. (a)	1,873
—	(h)	Maxim Integrated Products, Inc.	4
239		Micron Technology, Inc. (a)	3,163
3		NVIDIA Corp.	40
70		ON Semiconductor Corp. (a)	580
5		PMC-Sierra, Inc. (a)	36
1		Rambus, Inc. (a)	7
418		RF Micro Devices, Inc. (a)	2,171
1		Semtech Corp. (a)	32
204		Skyworks Solutions, Inc. (a)	4,895
3		TriQuint Semiconductor, Inc. (a)	25

			16,798

		Software — 2.6%
28		Activision Blizzard, Inc.	502
18		Autodesk, Inc. (a)	636
21		Citrix Systems, Inc. (a)	1,506
13		CommVault Systems, Inc. (a)	1,110
7		Fortinet, Inc. (a)	140
7		Informatica Corp. (a)	260
2		Intuit, Inc.	138
1		Nuance Communications, Inc. (a)	11
2		Oracle Corp.	52
2		Pegasystems, Inc.	77
9		Red Hat, Inc. (a)	449
39		Rovi Corp. (a)	878
45		Symantec Corp.	1,210
1		Synchronoss Technologies, Inc. (a)	21
127		TIBCO Software, Inc. (a)	3,159
2		VMware, Inc., Class A (a)	138

			10,287

		Total Information Technology	94,194

		Materials — 5.2%
		Chemicals — 4.1%
22		Ashland, Inc.	1,924
33		Axiall Corp.	1,462
4		Cabot Corp.	150
44		Celanese Corp., Series A,	2,103
30		CF Industries Holdings, Inc.	5,906
—	(h)	Chemtura Corp. (a)	7
2		Dow Chemical Co. (The)	70
1		H.B. Fuller Co.	33
11		Huntsman Corp.	204
1		International Flavors & Fragrances, Inc.	80
7		Minerals Technologies, Inc.	307
1		Monsanto Co.	109
71		Mosaic Co. (The)	2,922
1		Olin Corp.	12
5		Valspar Corp. (The)	321
1		W.R. Grace & Co. (a)	95
1		Westlake Chemical Corp.	80

			15,785

		Construction Materials — 0.0% (g)
1		Eagle Materials, Inc.	73

		Containers & Packaging — 0.1%
4		Ball Corp.	169
3		Rock Tenn Co., Class A	377

			546

		Metals & Mining — 0.4%
—	(h)	Carpenter Technology Corp.	21
15		Cliffs Natural Resources, Inc.	301
2		Southern Copper Corp.	42
63		SunCoke Energy, Inc. (a)	994

			1,358

		Paper & Forest Products — 0.6%
3		Domtar Corp., (Canada)	238
134		Louisiana-Pacific Corp. (a)	2,172
1		Resolute Forest Products, Inc., (Canada) (a)	11

			2,421

		Total Materials	20,183

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
18		SBA Communications Corp., Class A (a)	1,311

		Utilities — 2.4%
		Electric Utilities — 0.1%
2		Entergy Corp.	113
6		Great Plains Energy, Inc.	146
1		PNM Resources, Inc.	14
4		Portland General Electric Co.	124

			397

		Gas Utilities — 0.0% (g)
—	(h)	Northwest Natural Gas Co.	13

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued

		Independent Power Producers & Energy Traders — 2.3%
722		AES Corp.	8,982

		Multi-Utilities — 0.0% (g)
1		Vectren Corp.	44

		Water Utilities — 0.0% (g)
1		American Water Works Co., Inc.	23

		Total Utilities	9,459

		Total Common Stocks (Cost $321,231)	359,479

Short-Term Investment — 9.8%
		Investment Company — 9.8%
38,344		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $38,344)	38,344

		Total Investments — 101.9% (Cost $359,575)	397,823
		Liabilities in Excess of Other Assets — (1.9)%	(7,533)

		NET ASSETS — 100.0%	$390,290

Short Positions — 93.7%

		Common Stocks — 93.7%
		Consumer Discretionary — 15.4%
		Auto Components — 0.4%
24		American Axle & Manufacturing Holdings, Inc. (a)	471
4		Autoliv, Inc., (Sweden)	356
6		Dorman Products, Inc.	264
1		Lear Corp.	41
5		Tenneco, Inc. (a)	239

			1,371

		Automobiles — 0.1%
1		Tesla Motors, Inc. (a)	184
1		Thor Industries, Inc.	38

			222

		Distributors — 0.0% (g)
3		Pool Corp.	135

		Diversified Consumer Services — 0.7%
1		K12, Inc. (a)	34
61		Sotheby’s	2,727

			2,761

		Hotels, Restaurants & Leisure — 0.7%
2		Bally Technologies, Inc. (a)	158
9		Choice Hotels International, Inc.	377
—	(h)	Churchill Downs, Inc.	39
7		Domino’s Pizza, Inc.	463
4		Dunkin’ Brands Group, Inc.	168
25		Krispy Kreme Doughnuts, Inc. (a)	531
1		Penn National Gaming, Inc. (a)	30
3		Six Flags Entertainment Corp.	92
2		Wendy’s Co. (The)	16
10		Yum! Brands, Inc.	751

			2,625

		Household Durables — 0.5%
13		D.R. Horton, Inc.	260
—	(h)	iRobot Corp. (a)	2
11		KB Home	198
1		Lennar Corp., Class A	27
14		Tempur Sealy International, Inc. (a)	569
30		Toll Brothers, Inc. (a)	976
—	(h)	Tupperware Brands Corp.	9
1		Whirlpool Corp.	83

			2,124

		Internet & Catalog Retail — 1.7%
—	(h)	Amazon.com, Inc. (a)	80
23		Netflix, Inc. (a)	5,663
18		Shutterfly, Inc. (a)	981

			6,724

		Leisure Equipment & Products — 0.5%
1		Hasbro, Inc.	65
32		Mattel, Inc.	1,335
5		Polaris Industries, Inc.	541

			1,941

		Media — 2.6%
2		Cablevision Systems Corp., Class A	40
1		Discovery Communications, Inc., Class A (a)	119
1		DISH Network Corp., Class A	32
35		DreamWorks Animation SKG, Inc., Class A (a)	878
267		Interpublic Group of Cos., Inc. (The)	4,400
1		John Wiley & Sons, Inc., Class A	54
—	(h)	Liberty Media Corp., Series A, (a)	14
9		Meredith Corp.	415
71		Starz, Series A, (a)	1,612
87		Twenty-First Century Fox, Inc.	2,591

			10,155

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Multiline Retail — 1.5%
52		Family Dollar Stores, Inc.	3,606
119		J.C. Penney Co., Inc. (a)	1,739
—	(h)	Kohl’s Corp.	16
4		Sears Canada, Inc., (Canada)	58
10		Sears Holdings Corp. (a)	453

			5,872

		Specialty Retail — 4.2%
88		Aeropostale, Inc. (a)	1,331
2		Asbury Automotive Group, Inc. (a)	73
17		Barnes & Noble, Inc. (a)	302
3		Buckle, Inc. (The)	173
12		Cabela’s, Inc. (a)	813
84		CarMax, Inc. (a)	4,122
6		Conn’s, Inc. (a)	386
8		Finish Line, Inc. (The), Class A	171
7		Francesca’s Holdings Corp. (a)	170
42		GameStop Corp., Class A	2,042
1		Gap, Inc. (The)	51
4		Guess?, Inc.	135
8		Jos. A. Bank Clothiers, Inc. (a)	344
42		L Brands, Inc.	2,321
6		Lithia Motors, Inc., Class A	366
12		Lumber Liquidators Holdings, Inc. (a)	1,148
7		Monro Muffler Brake, Inc.	296
1		Rent-A-Center, Inc.	41
—	(h)	Select Comfort Corp. (a)	1
5		Staples, Inc.	91
8		Tiffany & Co.	610
—	(h)	Tile Shop Holdings, Inc. (a)	3
9		Tractor Supply Co.	1,099
2		Ulta Salon Cosmetics & Fragrance, Inc. (a)	171
—	(h)	Urban Outfitters, Inc. (a)	4
2		Williams-Sonoma, Inc.	116

			16,380

		Textiles, Apparel & Luxury Goods — 2.5%
20		Crocs, Inc. (a)	275
—	(h)	Deckers Outdoor Corp. (a)	17
83		Fifth & Pacific Cos., Inc. (a)	1,985
14		Lululemon Athletica, Inc., (Canada) (a)	982
512		Quiksilver, Inc. (a)	3,236
50		Under Armour, Inc., Class A (a)	3,327

			9,822

		Total Consumer Discretionary	60,132

		Consumer Staples — 2.2%
		Beverages — 0.6%
12		Boston Beer Co., Inc. (The), Class A (a)	2,170
—	(h)	Coca-Cola Enterprises, Inc.	4
—	(h)	Monster Beverage Corp. (a)	26

			2,200

		Food & Staples Retailing — 0.1%
2		Fresh Market, Inc. (The) (a)	86
1		Kroger Co. (The)	24
1		Safeway, Inc.	31
26		SUPERVALU, Inc. (a)	206
—	(h)	Susser Holdings Corp. (a)	5
—	(h)	United Natural Foods, Inc. (a)	23
—	(h)	Wal-Mart Stores, Inc.	8

			383

		Food Products — 1.4%
—	(h)	B&G Foods, Inc.	3
22		Campbell Soup Co.	1,014
54		Hain Celestial Group, Inc. (The) (a)	3,970
—	(h)	JM Smucker Co. (The)	23
5		Mondelez International, Inc., Class A	141
1		Snyders-Lance, Inc.	22
10		WhiteWave Foods Co., Class A (a)	181

			5,354

		Personal Products — 0.1%
9		Elizabeth Arden, Inc. (a)	360
3		USANA Health Sciences, Inc. (a)	235

			595

		Tobacco — 0.0% (g)
1		Altria Group, Inc.	17
—	(h)	Reynolds American, Inc.	10

			27

		Total Consumer Staples	8,559

		Energy — 13.9%
		Energy Equipment & Services — 4.0%
4		Cameron International Corp. (a)	266
5		CARBO Ceramics, Inc.	422
1		Diamond Offshore Drilling, Inc.	95
13		Dresser-Rand Group, Inc. (a)	789
119		FMC Technologies, Inc. (a)	6,364
32		Gulfmark Offshore, Inc., Class A	1,580
10		Halliburton Co.	467
88		Helix Energy Solutions Group, Inc. (a)	2,233
—	(h)	Helmerich & Payne, Inc.	31

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Energy Equipment & Services — Continued
12		Hornbeck Offshore Services, Inc. (a)	654
2		SEACOR Holdings, Inc.	198
41		Tidewater, Inc.	2,422

			15,521

		Oil, Gas & Consumable Fuels — 9.9%
47		Alpha Natural Resources, Inc. (a)	256
55		Approach Resources, Inc. (a)	1,467
66		Arch Coal, Inc.	256
61		Bill Barrett Corp. (a)	1,373
7		Chesapeake Energy Corp.	158
36		Chevron Corp.	4,571
1		Cimarex Energy Co.	67
176		Cobalt International Energy, Inc. (a)	5,072
6		CONSOL Energy, Inc.	174
165		EXCO Resources, Inc.	1,434
102		Gulfport Energy Corp. (a)	5,400
5		HollyFrontier Corp.	249
—	(h)	Murphy Oil Corp.	21
7		Noble Energy, Inc.	452
7		Oasis Petroleum, Inc. (a)	302
126		PDC Energy, Inc. (a)	6,922
51		Pioneer Natural Resources Co.	7,907
1		Range Resources Corp.	113
—	(h)	Rex Energy Corp. (a)	6
1		SandRidge Energy, Inc. (a)	5
3		Spectra Energy Corp.	98
—	(h)	Tesoro Corp.	6
—	(h)	Valero Energy Corp.	7
53		Western Refining, Inc.	1,599
12		World Fuel Services Corp.	455
10		WPX Energy, Inc. (a)	193

			38,563

		Total Energy	54,084

		Financials — 7.7%
		Capital Markets — 2.8%
—	(h)	American Capital Ltd. (a)	1
1		Bank of New York Mellon Corp. (The)	21
1		BlackRock, Inc.	157
240		Charles Schwab Corp. (The)	5,296
1		Eaton Vance Corp.	36
58		Federated Investors, Inc., Class B	1,674
6		Financial Engines, Inc.	303
7		Janus Capital Group, Inc.	65
16		Northern Trust Corp.	911
4		Solar Capital Ltd.	77
84		TD Ameritrade Holding Corp.	2,265
1		Walter Investment Management Corp. (a)	22
1		WisdomTree Investments, Inc. (a)	7

			10,835

		Commercial Banks — 2.2%
—	(h)	Associated Banc-Corp.	2
3		Bank of Hawaii Corp.	184
61		City National Corp.	4,239
1		Commerce Bancshares, Inc.	24
1		Cullen/Frost Bankers, Inc.	88
8		CVB Financial Corp.	101
11		First Financial Bankshares, Inc.	653
70		First Horizon National Corp.	862
4		Home BancShares, Inc.	101
2		National Penn Bancshares, Inc.	20
2		Prosperity Bancshares, Inc.	89
—	(h)	Texas Capital Bancshares, Inc. (a)	8
1		U.S. Bancorp	22
—	(h)	UMB Financial Corp.	9
101		Valley National Bancorp	1,046
36		Zions Bancorporation	1,073

			8,521

		Consumer Finance — 0.1%
1		Cash America International, Inc.	34
6		Credit Acceptance Corp. (a)	636
—	(h)	First Cash Financial Services, Inc. (a)	13
—	(h)	SLM Corp.	2

			685

		Diversified Financial Services — 0.9%
19		IntercontinentalExchange, Inc. (a)	3,411
—	(h)	MarketAxess Holdings, Inc.	10

			3,421

		Insurance — 1.5%
—	(h)	American Financial Group, Inc.	5
8		Amtrust Financial Services, Inc.	347
—	(h)	Genworth Financial, Inc., Class A (a)	4
61		Lincoln National Corp.	2,538
1		Marsh & McLennan Cos., Inc.	59
1		Primerica, Inc.	21
11		Principal Financial Group, Inc.	499
—	(h)	Protective Life Corp.	13
1		Reinsurance Group of America, Inc.	61
42		StanCorp Financial Group, Inc.	2,223

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Insurance — Continued
1		Travelers Cos., Inc. (The)	67

			5,837

		Real Estate Investment Trusts (REITs) — 0.1%
—	(h)	BRE Properties, Inc.	11
3		Cousins Properties, Inc.	28
1		GEO Group, Inc. (The)	21
4		Host Hotels & Resorts, Inc.	75
—	(h)	Kimco Realty Corp.	10
1		Mack-Cali Realty Corp.	17
2		Ryman Hospitality Properties, Inc.	90
5		UDR, Inc.	123

			375

		Real Estate Management & Development — 0.0% (g)
—	(h)	Alexander & Baldwin, Inc. (a)	5
—	(h)	St. Joe Co. (The) (a)	5

			10

		Thrifts & Mortgage Finance — 0.1%
6		Nationstar Mortgage Holdings, Inc. (a)	298
—	(h)	New York Community Bancorp, Inc.	3
1		People’s United Financial, Inc.	10

			311

		Total Financials	29,995

		Health Care — 14.6%
		Biotechnology — 2.2%
1		ACADIA Pharmaceuticals, Inc. (a)	18
5		Cepheid, Inc. (a)	168
1		Cubist Pharmaceuticals, Inc. (a)	75
1		Genomic Health, Inc. (a)	35
8		Gilead Sciences, Inc. (a)	507
53		ImmunoGen, Inc. (a)	1,010
1		Infinity Pharmaceuticals, Inc. (a)	17
12		InterMune, Inc. (a)	181
48		Ironwood Pharmaceuticals, Inc. (a)	588
141		Isis Pharmaceuticals, Inc. (a)	4,071
4		Seattle Genetics, Inc. (a)	149
1		Synageva BioPharma Corp. (a)	34
27		Theravance, Inc. (a)	1,026
9		United Therapeutics Corp. (a)	676

			8,555

		Health Care Equipment & Supplies — 2.6%
2		Abaxis, Inc.	83
10		Align Technology, Inc. (a)	438
6		Cantel Medical Corp.	166
113		DexCom, Inc. (a)	2,451
—	(h)	Haemonetics Corp. (a)	4
35		HeartWare International, Inc. (a)	3,266
3		Hologic, Inc. (a)	61
1		IDEXX Laboratories, Inc. (a)	106
64		Insulet Corp. (a)	2,027
1		Integra LifeSciences Holdings Corp. (a)	23
2		Neogen Corp. (a)	85
26		ResMed, Inc.	1,238
1		St. Jude Medical, Inc.	34
2		Stryker Corp.	121
1		Varian Medical Systems, Inc. (a)	64
—	(h)	Volcano Corp. (a)	2

			10,169

		Health Care Providers & Services — 1.8%
1		Amsurg Corp. (a)	47
—	(h)	BioScrip, Inc. (a)	—	(h)
5		Cigna Corp.	405
—	(h)	Express Scripts Holding Co. (a)	20
1		Henry Schein, Inc. (a)	122
4		Humana, Inc.	345
11		Laboratory Corp. of America Holdings (a)	1,018
19		MEDNAX, Inc. (a)	1,862
—	(h)	Molina Healthcare, Inc. (a)	12
1		Owens & Minor, Inc.	19
36		UnitedHealth Group, Inc.	2,642
5		Universal Health Services, Inc., Class B	341

			6,833

		Health Care Technology — 3.9%
74		athenahealth, Inc. (a)	8,258
2		Cerner Corp. (a)	116
233		HMS Holdings Corp. (a)	5,638
15		Medidata Solutions, Inc. (a)	1,396

			15,408

		Life Sciences Tools & Services — 2.4%
95		Illumina, Inc. (a)	7,618
4		Mettler-Toledo International, Inc. (a)	893
9		Thermo Fisher Scientific, Inc.	822

			9,333

		Pharmaceuticals — 1.7%
1		Actavis, Inc. (a)	142
3		Endo Health Solutions, Inc. (a)	123
5		Hospira, Inc. (a)	223
17		Johnson & Johnson	1,583

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Pharmaceuticals — Continued
1		Medicines Co. (The) (a)	19
1		Pacira Pharmaceuticals, Inc. (a)	30
146		Pfizer, Inc.	4,259
1		Questcor Pharmaceuticals, Inc.	41
5		ViroPharma, Inc. (a)	171
3		Vivus, Inc. (a)	37

			6,628

		Total Health Care	56,926

		Industrials — 9.9%
		Aerospace & Defense — 1.0%
—	(h)	Cubic Corp.	4
17		DigitalGlobe, Inc. (a)	540
3		GenCorp, Inc. (a)	60
—	(h)	HEICO Corp.	23
16		Hexcel Corp. (a)	546
23		Northrop Grumman Corp.	2,134
9		Raytheon Co.	620
2		Rockwell Collins, Inc.	129

			4,056

		Air Freight & Logistics — 0.2%
10		C.H. Robinson Worldwide, Inc.	573
2		Forward Air Corp.	56

			629

		Airlines — 0.0% (g)
—	(h)	Allegiant Travel Co.	10
5		Delta Air Lines, Inc. (a)	112
—	(h)	Spirit Airlines, Inc. (a)	7
—	(h)	United Continental Holdings, Inc. (a)	7

			136

		Building Products — 0.1%
14		Simpson Manufacturing Co., Inc.	465

		Commercial Services & Supplies — 1.2%
—	(h)	ABM Industries, Inc.	13
53		HNI Corp.	2,023
25		Interface, Inc.	470
48		Mobile Mini, Inc. (a)	1,665
1		Pitney Bowes, Inc.	13
—	(h)	R.R. Donnelley & Sons Co.	2
10		Steelcase, Inc., Class A	150
5		Tetra Tech, Inc. (a)	117
—	(h)	UniFirst Corp.	10
4		United Stationers, Inc.	161

			4,624

		Construction & Engineering — 0.1%
9		Granite Construction, Inc.	268
2		MasTec, Inc. (a)	66
—	(h)	Primoris Services Corp.	2

			336

		Electrical Equipment — 1.3%
25		Acuity Brands, Inc.	2,141
5		Babcock & Wilcox Co. (The)	155
38		Belden, Inc.	2,208
—	(h)	Brady Corp., Class A	8
3		Franklin Electric Co., Inc.	120
9		GrafTech International Ltd. (a)	67
—	(h)	Hubbell, Inc., Class B	11
8		Polypore International, Inc. (a)	328

			5,038

		Machinery — 5.2%
34		Actuant Corp., Class A	1,201
59		Chart Industries, Inc. (a)	6,741
150		Colfax Corp. (a)	7,962
32		Deere & Co.	2,631
5		Lincoln Electric Holdings, Inc.	318
1		Middleby Corp. (a)	253
10		Navistar International Corp. (a)	353
3		PACCAR, Inc.	148
3		Proto Labs, Inc. (a)	217
5		Wabtec Corp.	287
7		Xylem, Inc.	175

			20,286

		Marine — 0.0% (g)
2		Kirby Corp. (a)	149

		Professional Services — 0.3%
10		Advisory Board Co. (The) (a)	575
2		Manpowergroup, Inc.	120
10		On Assignment, Inc. (a)	308

			1,003

		Road & Rail — 0.3%
42		Avis Budget Group, Inc. (a)	1,334
1		Hertz Global Holdings, Inc. (a)	13
—	(h)	J.B. Hunt Transport Services, Inc.	15

			1,362

		Trading Companies & Distributors — 0.2%
4		Beacon Roofing Supply, Inc. (a)	155
8		Fastenal Co.	374
1		TAL International Group, Inc. (a)	27

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Trading Companies & Distributors — Continued
—	(h)	Watsco, Inc.	38
—	(h)	WESCO International, Inc. (a)	30

			624

		Total Industrials	38,708

		Information Technology — 21.6%
		Communications Equipment — 2.0%
88		ADTRAN, Inc.	2,318
52		Aruba Networks, Inc. (a)	916
—	(h)	Ciena Corp. (a)	10
110		Infinera Corp. (a)	1,197
18		InterDigital, Inc.	711
3		Palo Alto Networks, Inc. (a)	157
1		QUALCOMM, Inc.	32
28		Riverbed Technology, Inc. (a)	445
1		Sonus Networks, Inc. (a)	3
32		ViaSat, Inc. (a)	2,162

			7,951

		Computers & Peripherals — 3.1%
15		Apple, Inc.	6,746
16		Diebold, Inc.	511
10		Fusion-io, Inc. (a)	140
125		Lexmark International, Inc., Class A	4,686
6		NCR Corp. (a)	218

			12,301

		Electronic Equipment, Instruments & Components — 4.4%
2		Amphenol Corp., Class A	126
16		Anixter International, Inc. (a)	1,370
—	(h)	Arrow Electronics, Inc. (a)	4
14		Cognex Corp.	747
42		Dolby Laboratories, Inc., Class A	1,394
6		FEI Co.	443
28		Ingram Micro, Inc., Class A (a)	640
19		InvenSense, Inc. (a)	330
37		IPG Photonics Corp.	2,249
47		Molex, Inc.	1,413
70		National Instruments Corp.	1,969
5		SYNNEX Corp. (a)	236
218		Universal Display Corp. (a)	6,298

			17,219

		Internet Software & Services — 1.3%
6		Cornerstone OnDemand, Inc. (a)	266
24		Dealertrack Technologies, Inc. (a)	909
1		Demandware, Inc. (a)	46
3		MercadoLibre, Inc., (Argentina)	347
40		OpenTable, Inc. (a)	2,524
1		Pandora Media, Inc. (a)	13
9		Rackspace Hosting, Inc. (a)	389
1		Sohu.com, Inc., (China) (a)	37
2		Web.com Group, Inc. (a)	44
14		Yelp, Inc. (a)	567

			5,142

		IT Services — 1.6%
20		Broadridge Financial Solutions, Inc.	577
7		CACI International, Inc., Class A (a)	481
11		Heartland Payment Systems, Inc.	407
12		Paychex, Inc.	464
47		SAIC, Inc.	726
3		Sapient Corp. (a)	39
1		Teradata Corp. (a)	41
2		Western Union Co. (The)	31
40		WEX, Inc. (a)	3,488

			6,254

		Office Electronics — 0.3%
116		Xerox Corp.	1,126

		Semiconductors & Semiconductor Equipment — 3.3%
3		Altera Corp.	121
—	(h)	Analog Devices, Inc.	15
18		Atmel Corp. (a)	140
—	(h)	Cavium, Inc. (a)	4
26		Cree, Inc. (a)	1,847
13		Intel Corp.	301
91		International Rectifier Corp. (a)	2,185
146		Microchip Technology, Inc.	5,803
9		Power Integrations, Inc.	477
2		Silicon Laboratories, Inc. (a)	68
40		SunEdison, Inc. (a)	407
18		SunPower Corp. (a)	505
12		Teradyne, Inc. (a)	204
12		Texas Instruments, Inc.	474
7		Veeco Instruments, Inc. (a)	235

			12,786

		Software — 5.6%
—	(h)	Advent Software, Inc.	6
2		Bottomline Technologies de, Inc. (a)	71
12		CA, Inc.	342
104		Concur Technologies, Inc. (a)	9,257

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

		Software — Continued
30		Electronic Arts, Inc. (a)	771
23		FactSet Research Systems, Inc.	2,493
—	(h)	Imperva, Inc. (a)	13
3		Interactive Intelligence Group, Inc. (a)	150
—	(h)	MICROS Systems, Inc. (a)	19
17		QLIK Technologies, Inc. (a)	536
31		Salesforce.com, Inc. (a)	1,373
14		SolarWinds, Inc. (a)	490
71		Sourcefire, Inc. (a)	5,332
1		Splunk, Inc. (a)	41
3		SS&C Technologies Holdings, Inc. (a)	118
7		Take-Two Interactive Software, Inc. (a)	117
1		Tyler Technologies, Inc. (a)	43
1		Ultimate Software Group, Inc. (a)	70
150		Zynga, Inc., Class A (a)	448

			21,690

		Total Information Technology	84,469

		Materials — 6.9%
		Chemicals — 3.2%
9		Air Products & Chemicals, Inc.	1,016
—	(h)	Albemarle Corp.	17
2		Balchem Corp.	85
128		E.I. du Pont de Nemours & Co.	7,356
7		Kronos Worldwide, Inc.	117
1		NewMarket Corp.	202
7		PolyOne Corp.	189
49		Scotts Miracle-Gro Co. (The), Class A	2,477
6		Sherwin-Williams Co. (The)	973

			12,432

		Construction Materials — 0.8%
1		Martin Marietta Materials, Inc.	76
48		Texas Industries, Inc. (a)	2,962

			3,038

		Containers & Packaging — 0.2%
7		Greif, Inc., Class A	368
7		MeadWestvaco Corp.	260
1		Silgan Holdings, Inc.	39
—	(h)	Sonoco Products Co.	8

			675

		Metals & Mining — 2.7%
47		Alcoa, Inc.	378
74		Allegheny Technologies, Inc.	2,028
24		Coeur Mining, Inc. (a)	320
—	(h)	Commercial Metals Co.	5
12		Compass Minerals International, Inc.	935
25		Hecla Mining Co.	81
1		Molycorp, Inc. (a)	9
133		Newmont Mining Corp.	3,979
17		Nucor Corp.	778
—	(h)	Reliance Steel & Aluminum Co.	28
—	(h)	Royal Gold, Inc.	5
8		U.S. Silica Holdings, Inc.	186
17		United States Steel Corp.	292
46		Worthington Industries, Inc.	1,652

			10,676

		Paper & Forest Products — 0.0% (g)
1		KapStone Paper & Packaging Corp.	56
—	(h)	Schweitzer-Mauduit International, Inc.	10

			66

		Total Materials	26,887

		Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 0.1%
20		Level 3 Communications, Inc. (a)	448
—	(h)	tw telecom, inc. (a)	1
1		Verizon Communications, Inc.	35

			484

		Wireless Telecommunication Services — 1.0%
82		NII Holdings, Inc. (a)	591
140		T-Mobile US, Inc. (a)	3,375

			3,966

		Total Telecommunication Services	4,450

		Utilities — 0.4%
		Electric Utilities — 0.3%
7		NextEra Energy, Inc.	593
1		Northeast Utilities	55
4		Pepco Holdings, Inc.	81
13		PPL Corp.	422

			1,151

		Independent Power Producers & Energy Traders — 0.1%
8		Calpine Corp. (a)	168
7		Dynegy, Inc. (a)	149

			317

		Multi-Utilities — 0.0% (g)
—	(h)	Black Hills Corp.	5

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued

	Multi-Utilities — Continued
1	Integrys Energy Group, Inc.	64

		69

	Total Utilities	1,537

	Total Common Stocks (Cost $320,508)	365,747

NUMBER OF WARRANTS
Warrant — 0.0% (g)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $–)	—	(h)

	Total Short Positions (Proceeds $320,508)	$365,747

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2013.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,640
Aggregate gross unrealized depreciation	(5,392)

Net unrealized appreciation/depreciation	$38,248

Federal income tax cost of investments	$359,575

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$397,823	$—	$—	$397,823
Total Liabilities (a)	$(365,747)	$—	$—	$(365,747)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.6%
		Australia — 24.6%
4		Amcor Ltd.	41
4		Australia & New Zealand Banking Group Ltd.	105
5		BHP Billiton Ltd.	145
5		Challenger Ltd.	19
2		Commonwealth Bank of Australia	156
1		CSL Ltd.	72
1		Flight Centre Ltd.	29
7		Fortescue Metals Group Ltd.	23
25		Goodman Fielder Ltd. (a)	17
8		Harvey Norman Holdings Ltd.	19
8		Insurance Australia Group Ltd.	44
1		JB Hi-Fi Ltd.	23
2		Lend Lease Group	18
1		Macquarie Group Ltd.	34
7		Myer Holdings Ltd.	18
2		National Australia Bank Ltd.	48
3		QBE Insurance Group Ltd.	41
1		Ramsay Health Care Ltd.	44
1		Rio Tinto Ltd.	43
14		SP AusNet	15
3		Suncorp Group Ltd.	38
11		Telstra Corp., Ltd.	50
—	(h)	Wesfarmers Ltd.	8
4		Westpac Banking Corp.	106
—	(h)	Woolworths Ltd.	5

			1,161

		China — 14.0%
63		Agricultural Bank of China Ltd., Class H	25
136		Bank of China Ltd., Class H	57
121		China Construction Bank Corp., Class H	90
30		China Gas Holdings Ltd.	34
10		China Oilfield Services Ltd., Class H	23
48		China Petroleum & Chemical Corp., Class H	36
29		CNOOC Ltd.	52
45		Country Garden Holdings Co., Ltd.	25
10		Great Wall Motor Co., Ltd., Class H	44
11		Greentown China Holdings Ltd.	21
13		Guangzhou R&F Properties Co., Ltd., Class H	21
24		Huaneng Power International, Inc., Class H	25
125		Industrial & Commercial Bank of China Ltd., Class H	82
24		Lenovo Group Ltd.	22
40		PetroChina Co., Ltd., Class H	47
28		Sunac China Holdings Ltd.	20
1		Tencent Holdings Ltd.	36

			660

		Hong Kong — 12.8%
23		AIA Group Ltd.	107
2		Cheung Kong Holdings Ltd.	28
2		Cheung Kong Infrastructure Holdings Ltd.	14
4		China Mobile Ltd.	43
10		China Resources Land Ltd.	28
12		China State Construction International Holdings Ltd.	19
11		Dah Sing Banking Group Ltd.	13
9		Galaxy Entertainment Group Ltd. (a)	47
79		GCL-Poly Energy Holdings Ltd. (a)	20
55		Geely Automobile Holdings Ltd.	23
5		Hutchison Whampoa Ltd.	56
6		Luk Fook Holdings International Ltd.	17
11		Melco International Development Ltd.	22
18		New World Development Co., Ltd.	26
10		NWS Holdings Ltd.	16
7		Sands China Ltd.	39
11		Shimao Property Holdings Ltd.	22
4		Wharf Holdings Ltd.	34
6		Wheelock & Co., Ltd.	31

			605

		Indonesia — 3.2%
262		Alam Sutera Realty Tbk PT	18
40		Bank Rakyat Indonesia Persero Tbk PT	32
138		Ciputra Development Tbk PT	15
41		Perusahaan Gas Negara Persero Tbk PT	24
13		Semen Indonesia Persero Tbk PT	19
115		Summarecon Agung Tbk PT	11
28		Telekomunikasi Indonesia Persero Tbk PT	33

			152

		Malaysia — 2.5%
16		AirAsia Bhd	15
10		Malayan Banking Bhd	32
3		Petronas Dagangan Bhd	21
9		RHB Capital Bhd	24
10		Tenaga Nasional Bhd	28

			120

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		New Zealand — 1.1%
6		Ryman Healthcare Ltd.	35
11		Telecom Corp. of New Zealand Ltd.	19

			54

		Philippines — 2.8%
41		Alliance Global Group, Inc. (a)	24
14		BDO Unibank, Inc.	26
69		Cosco Capital, Inc. (a)	16
1		GT Capital Holdings, Inc.	15
198		Megaworld Corp.	15
6		Metropolitan Bank & Trust	15
22		Puregold Price Club, Inc.	21

			132

		Singapore — 2.2%
4		DBS Group Holdings Ltd.	53
8		Ezion Holdings Ltd.	14
7		UOL Group Ltd.	38

			105

		South Korea — 14.3%
2		BS Financial Group, Inc.	24
—	(h)	Daelim Industrial Co., Ltd.	30
—	(h)	GS Home Shopping, Inc.	18
1		Halla Visteon Climate Control Corp.	25
—	(h)	Hyundai Mobis	35
—	(h)	Hyundai Motor Co.	79
1		Kia Motors Corp.	52
1		Korea Electric Power Corp. (a)	21
1		KT Corp.	18
—	(h)	LG Corp.	24
—	(h)	Mando Corp.	17
—	(h)	Samsung Electronics Co., Ltd.	179
1		Samsung Heavy Industries Co., Ltd.	35
1		Shinhan Financial Group Co., Ltd.	36
—	(h)	SK Holdings Co., Ltd.	21
1		SK Hynix, Inc. (a)	34
—	(h)	SK Telecom Co., Ltd.	27

			675

		Taiwan — 10.1%
4		Advantech Co., Ltd.	19
3		Catcher Technology Co., Ltd.	13
32		Cathay Financial Holding Co., Ltd.	47
7		Cheng Shin Rubber Industry Co., Ltd.	23
10		Chicony Electronics Co., Ltd.	25
7		Chipbond Technology Corp. (a)	15
10		Compal Communications, Inc. (a)	14
38		CTBC Financial Holding Co., Ltd.	25
8		Delta Electronics, Inc.	39
6		Elan Microelectronics Corp.	11
24		Fubon Financial Holding Co., Ltd.	34
1		Largan Precision Co., Ltd.	27
12		Pegatron Corp. (a)	18
8		Ruentex Development Co., Ltd.	15
37		SinoPac Financial Holdings Co., Ltd. (a)	19
40		Taiwan Semiconductor Manufacturing Co., Ltd.	136

			480

		Thailand — 3.6%
6		Airports of Thailand PCL	32
15		Bangchak Petroleum PCL	16
5		Kasikornbank PCL, NVDR	27
34		Krung Thai Bank PCL	19
41		Land and Houses PCL	14
7		PTT Global Chemical PCL	17
2		PTT PCL	24
4		Siam Commercial Bank PCL	22

			171

		United Kingdom — 0.9%
4		HSBC Holdings plc	41

		United States — 0.5%
1		Twenty-First Century Fox, Inc., Class B, ADR	22

		Total Common Stocks (Cost $3,984)	4,378

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Taiwan — 0.0% (g)
1		Cathay Financial Holding Co., Ltd., expiring 09/02/13 (a)	—	(h)
		Hong Kong — 0.0%
—	(h)	New World Development Co., Ltd., expiring 12/31/49 (a)	—

		Total Rights (Cost $–)	—	(h)

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — 7.2%
	India — 7.2%
	Low Exercise Call Warrants — 7.2%
1	Dr. Reddy’s Laboratories Ltd., expiring 01/07/14 (issued through BNP Paribas) (a)	22
2	HCL Technologies Ltd., expiring 09/06/13 (issued through UBS AG) (a)	34
3	HDFC Bank Ltd., expiring 06/29/15 (issued through UBS AG) (a)	31
7	Idea Cellular Ltd., expiring 07/22/15 (issued through BNP Paribas) (a)	18
7	ITC Ltd., expiring 06/14/16 (issued through UBS AG) (a)	40
1	Mahindra & Mahindra Ltd, expiring 08/01/16 (issued through UBS AG) (a)	17
3	Reliance Industries Ltd., expiring 01/20/14 (issued through BNP Paribas) (a)	47
6	Sun Pharmaceutical Industries Ltd., expiring 06/29/15 (issued through UBS AG) (a)	51
6	Tata Motors Ltd., expiring 11/08/13 (issued through BNP Paribas) (a)	30
2	Tech Mahindra Ltd., expiring 09/30/13 (issued through UBS AG) (a)	37
6	United Phosphorus Ltd., expiring 04/25/14 (issued through BNP Paribas) (a)	13

	Total Structured Instruments (Cost $330)	340

	Total Investments — 99.8% (Cost $4,314)	4,718
	Other Assets in Excess of Liabilities — 0.2%	10

	NET ASSETS — 100.0%	$4,728

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	23.5%
Real Estate Management & Development	8.5
Semiconductors & Semiconductor Equipment	8.4
Insurance	5.9
Oil, Gas & Consumable Fuels	5.5
Automobiles	5.2
Metals & Mining	4.5
Industrial Conglomerates	3.0
Hotels, Restaurants & Leisure	2.9
Diversified Telecommunication Services	2.5
Auto Components	2.1
Computers & Peripherals	2.0
Wireless Telecommunication Services	1.9
Health Care Providers & Services	1.7
Electric Utilities	1.7
Pharmaceuticals	1.5
Biotechnology	1.5
IT Services	1.5
Diversified Financial Services	1.4
Electronic Equipment, Instruments & Components	1.4
Gas Utilities	1.2
Construction & Engineering	1.0
Others (each less than 1.0%)	11.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depositary Receipt

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than 1,000 (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,378,000 and 92.8% respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497
Aggregate gross unrealized depreciation	(93)

Net unrealized appreciation/depreciation	$404

Federal income tax cost of investments	$4,314

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$340	$4,378	$—	$4,718

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of rights and low exercise call warrants. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.1%
	China — 41.6%
2,225	AAC Technologies Holdings, Inc.	10,351
21,138	Agricultural Bank of China Ltd., Class H	8,546
1,568	Anhui Conch Cement Co., Ltd., Class H	4,633
39,438	China Construction Bank Corp., Class H	29,405
10,378	China Eastern Airlines Corp., Ltd., Class H (a)	3,181
4,665	China Longyuan Power Group Corp., Class H	4,906
9,623	China Minsheng Banking Corp., Ltd., Class H	9,717
3,152	China Oilfield Services Ltd., Class H	7,087
18,414	China Petroleum & Chemical Corp., Class H	13,676
7,058	China Shipping Development Co., Ltd., Class H (a)	3,071
11,938	China Telecom Corp., Ltd., Class H	5,929
7,177	China Vanke Co., Ltd., Class B	13,008
1,534	CITIC Securities Co., Ltd., Class H	2,891
4,115	CNOOC Ltd.	7,437
2,177	Great Wall Motor Co., Ltd., Class H	10,158
2,538	Greentown China Holdings Ltd.	5,039
6,836	Huaneng Renewables Corp. Ltd., Class H	2,421
41,390	Industrial & Commercial Bank of China Ltd., Class H	27,185
5,812	Intime Retail Group Co., Ltd.	5,997
613	MGM China Holdings Ltd.	1,767
2,932	PetroChina Co., Ltd., Class H	3,425
1,218	Ping An Insurance Group Co. of China Ltd., Class H	7,875
3,932	Sinopec Engineering Group Co., Ltd. (a)	5,181
2,177	Sun Art Retail Group Ltd.	3,024
771	Tencent Holdings Ltd.	34,902
7,772	Want Want China Holdings Ltd.	10,517

		241,329

	Hong Kong — 30.0%
6,612	AIA Group Ltd.	31,295
5,660	Beijing Enterprises Water Group Ltd.	2,289
2,445	BOC Hong Kong Holdings Ltd.	7,671
939	Cheung Kong Holdings Ltd.	13,175
931	China Mobile Ltd.	9,907
3,460	China Overseas Land & Investment Ltd.	9,960
3,842	China Resources Gas Group Ltd.	9,596
1,584	China Resources Land Ltd.	4,346
1,841	China Taiping Insurance Holdings Co., Ltd. (a)	2,557
6,854	CSPC Pharmaceutical Group Ltd.	3,602
2,473	Galaxy Entertainment Group Ltd. (a)	13,016
26,818	GCL-Poly Energy Holdings Ltd. (a)	6,834
5,960	Geely Automobile Holdings Ltd.	2,488
1,128	Hutchison Whampoa Ltd.	12,723
45	Jardine Matheson Holdings Ltd.	2,458
1,924	Lifestyle International Holdings Ltd.	4,577
6,698	Midland Holdings Ltd.	2,702
5,938	New World Development Co., Ltd.	8,661
823	Orient Overseas International Ltd.	4,558
2,116	Sands China Ltd.	11,434
1,166	Wharf Holdings Ltd.	10,016

		173,865

	Italy — 1.5%
947	Prada S.p.A.	8,834

	Taiwan — 27.0%
2,374	Cheng Shin Rubber Industry Co., Ltd.	7,854
5,398	China Life Insurance Co., Ltd.	5,536
1,136	China Steel Chemical Corp.	6,459
1,427	Delta Electronics, Inc.	6,922
12,312	E.Sun Financial Holding Co., Ltd.	8,211
5,260	Fubon Financial Holding Co., Ltd.	7,384
1,714	Huaku Development Co., Ltd.	5,528
11,674	Innolux Corp. (a)	5,172
2,230	Kindom Construction Co.	3,424
174	Largan Precision Co., Ltd.	6,043
2,522	Lite-On Technology Corp.	4,293
859	MediaTek, Inc.	10,312
336	Merida Industry Co., Ltd.	2,240
1,305	Novatek Microelectronics Corp. (a)	5,768
2,954	Pegatron Corp. (a)	4,361
2,148	Ruentex Development Co., Ltd.	4,198
5,301	Taiwan Semiconductor Manufacturing Co., Ltd.	18,027
1,418	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	24,075
3,358	Teco Electric and Machinery Co., Ltd.	3,658
396	TPK Holding Co., Ltd.	4,650
3,238	Uni-President Enterprises Corp.	6,604
9,146	United Microelectronics Corp.	4,091
861	United Microelectronics Corp., ADR	1,895

		156,705

	Total Common Stocks (Cost $566,295)	580,733

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF RIGHTS		VALUE($)
Rights — 0.0%
	Hong Kong — 0.0%
38	New World Development Co., Ltd., expiring 12/31/49 (a) (Cost $—)	—

	Total Rights (Cost $—)	—

	Total Investments — 100.1% (Cost $566,295)	580,733
	Liabilities in Excess of Other Assets — (0.1)%	(638)

	NET ASSETS — 100.0%	$580,095

Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.6%
Real Estate Management & Development	13.8
Semiconductors & Semiconductor Equipment	12.2
Insurance	8.1
Internet Software & Services	6.0
Hotels, Restaurants & Leisure	4.5
Oil, Gas & Consumable Fuels	4.2
Electronic Equipment, Instruments & Components	3.9
Food Products	2.9
Industrial Conglomerates	2.6
Automobiles	2.2
Multiline Retail	1.8
Communications Equipment	1.8
Wireless Telecommunication Services	1.7
Gas Utilities	1.7
Textiles, Apparel & Luxury Goods	1.5
Computers & Peripherals	1.5
Auto Components	1.4
Marine	1.3
Diversified Financial Services	1.3
Independent Power Producers & Energy Traders	1.3
Energy Equipment & Services	1.2
Chemicals	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	5.4

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $554,763,000 and 95.5%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,998
Aggregate gross unrealized depreciation	(13,560)

Net unrealized appreciation/depreciation	$14,438

Federal income tax cost of investments	$566,295

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,970	$554,763	$—	$580,733

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of certain ADRs and a right. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities—75.9%
16,902,000	Federal Farm Credit Bank, DN, 0.054%, 08/01/13 (n)	16,901,975
	Federal Home Loan Bank,
14,703,000	DN, 0.060%, 10/16/13 (n)	14,702,074
2,656,000	DN, 0.064%, 08/14/13 (n)	2,655,950
	Federal Home Loan Mortgage Corp.,
1,560,000	DN, 0.010%, 11/18/13 (n)	1,559,811
1,500,000	DN, 0.012%, 08/19/13 (n)	1,499,984
1,601,000	DN, 0.060%, 10/15/13 (n)	1,600,901
15,000,000	DN, 0.066%, 08/05/13 (n)	14,999,918
	Federal National Mortgage Association,
3,035,000	DN, 0.060%, 08/14/13 (n)	3,034,944
11,800,000	DN, 0.075%, 09/04/13 (n)	11,799,343
1,560,000	DN, 0.130%, 10/01/13 (n)	1,559,920

	Total U.S. Government Agency Securities (Cost $70,313,035)	70,314,820

U.S. Treasury Obligations—2.0%
	U.S. Treasury Bills,
1,560,000	0.052%, 09/26/13 (n)	1,559,957
130,000	0.064%, 11/14/13 (n)	129,986
130,000	0.086%, 08/15/13 (n)	129,998

	Total U.S. Treasury Obligations (Cost $1,819,844)	1,819,941

SHARES
Investment Company—23.9%
22,180,347	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.040% (b) (l) (m) (Cost $22,180,347)	22,180,347

	Total Investments—101.8% (Cost $94,313,226)	94,315,108
	Liabilities in Excess of Other Assets—(1.8)%	(1,669,571)

	NET ASSETS—100.0%	$92,645,537

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Return Swaps on Commodity Indices

SWAP COUNTERPARTY	REFERENCED OBLIGATION	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG	Dow Jones — UBS Commodity Industrial Metals Index	08/22/13	$15,015,000	$(65,215)
Deutsche Bank AG	Dow Jones — UBS Commodity Aluminum Index	08/22/13	(705,000)	3,824
Deutsche Bank AG	Dow Jones — UBS Commodity Precious Metals Index	08/22/13	11,094,000	213,659
Deutsche Bank AG	Dow Jones — UBS Commodity Lean Hogs Index	08/22/13	3,553,000	(95,665)
Deutsche Bank AG	Dow Jones — UBS Commodity Index	08/22/13	(2,351,000)	60,463
Deutsche Bank AG	Dow Jones — UBS Commodity Live Cattle Index	08/22/13	3,212,000	(12,702)
Deutsche Bank AG	Dow Jones — UBS Commodity Cotton Index	08/22/13	1,983,000	7,599
Deutsche Bank AG	Dow Jones — UBS Commodity Sugar Index	08/22/13	1,014,000	49,447
Deutsche Bank AG	Dow Jones — UBS Commodity Corn Index	08/22/13	5,604,000	(235,482)
Deutsche Bank AG	Dow Jones — UBS Commodity Coffee Index	08/22/13	2,111,000	(148,236)
Deutsche Bank AG	Dow Jones — UBS Commodity Crude Oil Index	08/22/13	4,954,000	(39,826)
Deutsche Bank AG	Dow Jones — UBS Commodity BRENT Crude Oil Index	08/22/13	11,832,000	(111,878)
Deutsche Bank AG	Dow Jones — UBS Commodity Kansas Wheat Index	08/22/13	3,049,000	19,295
Deutsche Bank AG	Dow Jones — UBS Commodity Heating Oil Index	08/22/13	3,644,000	(53,407)
Deutsche Bank AG	Dow Jones — UBS Commodity Gasoline RBOB Index	08/22/13	3,852,000	(23,528)
Deutsche Bank AG	Dow Jones — UBS Commodity Soybeans Index	08/22/13	5,475,000	(242,353)
Deutsche Bank AG	Dow Jones — UBS Commodity Natural Gas Index	08/22/13	11,716,000	(1,119,496)
Deutsche Bank AG	Dow Jones — UBS Commodity Soybean Meal Index	08/22/13	2,500,000	(82,756)
Deutsche Bank AG	Dow Jones — UBS Commodity Soybean Oil Index	08/22/13	2,538,000	(146,048)
Deutsche Bank AG	Dow Jones — UBS Commodity Corn Index	08/22/13	(940,000)	72,948
Deutsche Bank AG	Dow Jones — UBS Commodity Soybeans Index	08/22/13	(4,702,000)	220,924
Deutsche Bank AG	Dow Jones — UBS Commodity Wheat Index	08/22/13	1,292,000	7,572
Deutsche Bank AG	Dow Jones — UBS Commodity Cocoa Index	08/22/13	(1,184,000)	33,072
Deutsche Bank AG	Dow Jones — UBS Commodity Lean Hogs Index	08/22/13	1,915,000	(37,297)
Deutsche Bank AG	Dow Jones — UBS Commodity Wheat Index	08/22/13	1,732,000	(769)
Deutsche Bank AG	Dow Jones — UBS Commodity Coffee Index	08/22/13	1,176,000	(39,353)
Deutsche Bank AG	Dow Jones — UBS Commodity Corn Index	08/22/13	(1,903,000)	157,430
Deutsche Bank AG	Dow Jones — UBS Commodity Unleaded Gasoline Index	08/22/13	(1,904,000)	(6,903)
Deutsche Bank AG	Dow Jones — UBS Commodity Heating Oil Index	08/22/13	3,764,000	18,615
Deutsche Bank AG	Dow Jones — UBS Commodity Unleaded Gasoline Index	08/22/13	(3,764,000)	(13,646)
Deutsche Bank AG	Dow Jones — UBS Commodity Crude Oil Index	08/22/13	(738,000)	3,212

				$(1,606,500)

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Brent Crude Futures	08/15/13	$323,100	$2,814
15	Natural Gas Futures	08/28/13	516,900	(35,899)
2	Live Cattle Futures	12/31/13	102,700	(106)
	Short Futures Outstanding
(5)	Soybean Futures	03/14/14	(303,187)	8,672

				$(24,519)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(n)	—	The rate shown is the effective yield at the date of purchase.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange
contracts.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,909
Aggregate gross unrealized depreciation	(27)

Net unrealized appreciation/depreciation	$1,882

Federal income tax cost of investments	$94,313,226

JPM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of July 31, 2013, net assets of the Fund were $92,645,537 of which $20,768,755, or approximately 22.4%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,180,347	$72,134,761	$—	$94,315,108
Appreciation in Other Financial Instruments
Futures Contracts	$11,486	$—	$—	$11,486
Return Swaps	$—	$868,060	$—	$868,060
Total Appreciation in Other Financial Instruments	$11,486	$868,060	$—	$879,546
Depreciation in Other Financial Instruments
Futures Contracts	$(36,005)	$—	$—	$(36,005)
Return Swaps	$—	$(2,474,560)	$—	$(2,474,560)
Total Depreciation in Other Financial Instruments	$(36,005)	$(2,474,560)	$—	$(2,510,565)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Futures Contracts — The Fund uses commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (e.g., NYMEX), boards of trade or other platforms (e.g., Clearport). The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the Fund to close out its position. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

Swaps — The Fund uses return swaps on commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Return swaps on commodity indices are subject to monthly resets.

Upon entering into a swap, the Fund may be required to post an initial collateral amount (referred to as “Independent Amount”), as defined in the swap agreement. Independent Amounts are posted to segregated accounts at the Fund’s custodian. The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 16.7%
	Consumer Discretionary — 7.0%
	Auto Components — 0.2%
475	Cooper Tire & Rubber Co. (m)	15,931

	Diversified Consumer Services — 0.4%
3,362	Stewart Enterprises, Inc., Class A (m)	44,177

	Hotels, Restaurants & Leisure — 1.7%
2,386	Ameristar Casinos, Inc. (m)	63,157
2,114	SHFL Entertainment, Inc. (a) (m)	48,094
2,495	WMS Industries, Inc. (a) (m)	64,246

		175,497

	Household Durables — 0.6%
3,439	American Greetings Corp., Class A (m)	65,479

	Leisure Equipment & Products — 0.3%
753	Steinway Musical Instruments, Inc. (a) (m)	27,372

	Media — 1.9%
1,347	Arbitron, Inc. (m)	61,908
3,367	Belo Corp., Class A (m)	48,014
968	Fisher Communications, Inc. (m)	39,659
428	Kabel Deutschland Holding AG, (Germany) (m)	48,187

		197,768

	Multiline Retail — 0.5%
3,166	Saks, Inc. (a) (m)	50,719

	Specialty Retail — 0.9%
3,000	Megane TOP Co., Ltd., (Japan) (m)	42,662
1,096	rue21, Inc. (a) (m)	45,791

		88,453

	Textiles, Apparel & Luxury Goods — 0.5%
2,061	Maidenform Brands, Inc. (a) (m)	48,145

	Total Consumer Discretionary	713,541

	Consumer Staples — 2.5%
	Food & Staples Retailing — 0.2%
498	Harris Teeter Supermarkets, Inc. (m)	24,492

	Food Products — 2.3%
4,257	Copeinca ASA, (Peru) (m)	48,943
4,008	D.E Master Blenders 1753 N.V., (Netherlands) (a) (m)	66,117
1,893	Dole Food Co., Inc. (a) (m)	24,420
4,065	GrainCorp Ltd., (Australia), Class A (m)	45,172
1,359	Smithfield Foods, Inc. (a) (m)	45,119

		229,771

	Total Consumer Staples	254,263

	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
17,676	Uranium One, Inc., (Canada) (a) (m)	45,777

	Financials — 0.3%
	Commercial Banks — 0.1%
358	Virginia Commerce Bancorp, Inc. (a) (m)	5,381

	Insurance — 0.2%
726	American Safety Insurance Holdings Ltd., (Bermuda) (a) (m)	21,751

	Total Financials	27,132

	Health Care — 1.7%
	Biotechnology — 0.3%
183	Onyx Pharmaceuticals, Inc. (a) (m)	24,028
600	Trius Therapeutics, Inc. (a) (m)	8,460

		32,488

	Health Care Providers & Services — 0.9%
4,266	CML HealthCare, Inc., (Canada) (m)	44,193
2,278	Vanguard Health Systems, Inc. (a) (m)	47,633

		91,826

	Life Sciences Tools & Services — 0.5%
609	Life Technologies Corp. (a) (m)	45,431

	Total Health Care	169,745

	Industrials — 0.2%
	Construction & Engineering — 0.2%
557	Michael Baker Corp. (m)	22,503

	Information Technology — 2.9%
	Computers & Peripherals — 1.0%
2,751	Dell, Inc. (m)	34,855
6,497	Intermec, Inc. (a) (m)	64,515

		99,370

	Internet Software & Services — 0.3%
1,394	Keynote Systems, Inc. (m)	27,783

	IT Services — 0.1%
1,744	Pactera Technology International Ltd., (China), ADR (a) (m)	11,685

	Software — 1.5%
2,074	AsiaInfo-Linkage, Inc., (China) (a) (m)	24,162
1,144	BMC Software, Inc. (a) (m)	52,590
2,445	Compuware Corp. (m)	27,726
649	Sourcefire, Inc. (a) (m)	48,954

		153,432

	Total Information Technology	292,270

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Materials — 0.9%
	Metals & Mining — 0.6%
1,308	Hoganas AB, (Sweden), Class B (m)	64,816

	Paper & Forest Products — 0.3%
800	Buckeye Technologies, Inc. (m)	29,776

	Total Materials	94,592

	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
2,098	Leap Wireless International, Inc. (a) (m)	34,994

	Utilities — 0.4%
	Electric Utilities — 0.4%
1,822	NV Energy, Inc. (m)	43,054

	Total Common Stocks (Cost $1,697,182)	1,697,871

Preferred Stocks — 1.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
100	General Motors Co., Series B, 4.750%, 12/01/13	4,994

	Financials — 0.1%
	Insurance — 0.1%
150	MetLife, Inc., 5.000%, 03/26/14 (a)	8,559

	Real Estate Investment Trusts (REITs) — 0.0% (g)
37	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 (a)	1,942

	Total Financials	10,501

	Industrials — 0.1%
	Machinery — 0.1%
100	Stanley Black & Decker, Inc., 4.750%, 11/17/15 (a)	13,529

	Information Technology — 0.1%
	Communications Equipment — 0.1%
8	Lucent Technologies Capital Trust I, 7.750%, 03/15/17 (a)	7,866

	Materials — 0.3%
	Metals & Mining — 0.3%
1,105	ArcelorMittal, (Luxembourg), 6.000%, 01/15/16 (a)	23,172
557	Cliffs Natural Resources, Inc., 7.000%, 02/01/16 (a)	10,527

	Total Materials	33,699

	Utilities — 0.4%
	Electric Utilities — 0.3%
127	NextEra Energy, Inc., 5.599%, 06/01/15 (a)	7,485
380	NextEra Energy, Inc., 5.889%, 09/01/15 (a)	22,090
100	PPL Corp., 8.750%, 05/01/14 (a)	5,448

		35,023

	Multi-Utilities — 0.1%
58	Dominion Resources, Inc., Series A, 6.125%, 04/01/16	3,008
58	Dominion Resources, Inc., Series B, 6.000%, 07/01/16 (a)	3,007

		6,015

	Total Utilities	41,038

	Total Preferred Stocks (Cost $111,099)	111,627

Investment Companies — 27.2%
	Fixed Income — 20.0%
4,814	iShares iBoxx Investment Grade Corporate Bond Fund (m)	551,299
8,332	iShares JPMorgan USD Emerging Markets Bond Fund (m)	910,688
14,205	SPDR Barclays High Yield Bond ETF (m)	571,893

	Total Fixed Income	2,033,880

	U.S. Equity — 7.2%
17,341	SPDR Dow Jones Global Real Estate ETF (m)	737,859

	Total Investment Companies (Cost $2,901,414)	2,771,739

PRINCIPAL AMOUNT
Convertible Bonds — 10.6%
	Consumer Discretionary — 2.5%
	Auto Components — 0.3%
EUR 100,700	Faurecia, (France), Series EO, Reg. S., 3.250%, 01/01/18	32,527

	Automobiles — 0.3%
EUR 84,600	Peugeot S.A., (France), 4.450%, 01/01/16	28,666
	Hotels, Restaurants & Leisure — 0.6%

EUR 96,500	Club Mediterranee S.A., (France), Series CU, 6.110%, 11/01/15	25,201
EUR 24,000	Pierre & Vacances S.A., (France), Series VAC, 4.000%, 10/01/15	24,613
EUR 18,100	TUI AG, (Germany), Reg. S., 2.750%, 03/24/16	15,440

		65,254

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
	Household Durables — 0.5%
6,000	KB Home, 1.375%, 02/01/19	6,101
	Lennar Corp.,
2,000	2.000%, 12/01/20 (e)	2,515
12,000	3.250%, 11/15/21 (e)	19,207
6,000	Meritage Homes Corp., 1.875%, 09/15/32	6,653
12,000	Standard Pacific Corp., 1.250%, 08/01/32	15,030

		49,506

	Internet & Catalog Retail — 0.3%
	priceline.com, Inc.,
10,000	0.350%, 06/15/20 (e)	9,794
21,000	1.000%, 03/15/18	25,068

		34,862

	Media — 0.4%
20,000	Liberty Interactive LLC, 0.750%, 03/30/43 (e)	22,450
EUR 18,100	Publicis Groupe S.A., (France), Series PUB, 1.000%, 01/18/18	14,607

		37,057

	Textiles, Apparel & Luxury Goods — 0.1%
5,000	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	5,991

	Total Consumer Discretionary	253,863

	Consumer Staples — 0.4%
	Beverages — 0.1%
JPY 1,000,000	Asahi Group Holdings Ltd., (Japan), Zero Coupon, 05/26/28	12,920

	Food & Staples Retailing — 0.2%
JPY 1,000,000	Aeon Co. Ltd., (Japan), Series 7, 0.300%, 11/22/13	15,052

	Food Products — 0.1%
JPY 1,000,000	Nippon Meat Packers, Inc., (Japan), Series 5, Zero Coupon, 03/03/14	12,223

	Total Consumer Staples	40,195

	Energy — 0.9%
	Energy Equipment & Services — 0.5%
7,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19 (e)	8,444
EUR 29,300	Technip S.A., (France), Series TEC, Reg. S., 0.250%, 01/01/17	42,631

		51,075

	Oil, Gas & Consumable Fuels — 0.4%
2,000	Chesapeake Energy Corp., 2.500%, 05/15/37	1,914
14,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	15,671
37,000	Peabody Energy Corp., 4.750%, 12/15/41	27,820

		45,405

	Total Energy	96,480

	Financials — 2.5%
	Capital Markets — 0.5%
	Ares Capital Corp.,
26,000	4.750%, 01/15/18 (e)	26,748
13,000	4.875%, 03/15/17	13,536
10,000	Prospect Capital Corp., 5.875%, 01/15/19 (e)	10,112

		50,396

	Commercial Banks — 0.3%
JPY 3,000,000	Bank of Kyoto Ltd. (The), (Japan), Series 2, Zero Coupon, 03/31/14	31,261

	Diversified Financial Services — 0.3%
EUR 12,100	Misarte, (France), Series PP, 3.250%, 01/01/16	29,867

	Insurance — 0.3%
EUR 7,800	AXA S.A., (France), Series CS, 3.750%, 01/01/17 (m)	28,447

	Real Estate Investment Trusts (REITs) — 1.1%
26,000	Boston Properties LP, 3.625%, 02/15/14 (e)	26,942
5,000	Health Care REIT, Inc., 3.000%, 12/01/29	6,341
17,000	ProLogis LP, 3.250%, 03/15/15	19,624
5,000	Redwood Trust, Inc., 4.625%, 04/15/18	4,972
10,000	Starwood Property Trust, Inc., 4.550%, 03/01/18	10,544
EUR 13,800	Unibail-Rodamco SE, (France), Series ULFP, Reg. S., 0.750%, 01/01/18	45,058

		113,481

	Total Financials	253,452

	Health Care — 1.0%
	Biotechnology — 0.1%
6,000	Dendreon Corp., 2.875%, 01/15/16	4,357
6,000	Medivation, Inc., 2.625%, 04/01/17	8,299

		12,656

	Health Care Equipment & Supplies — 0.1%
13,000	Wright Medical Group, Inc., 2.000%, 08/15/17 (e)	16,234

	Health Care Providers & Services — 0.1%
5,000	WellPoint, Inc., 2.750%, 10/15/42 (e)	6,516

	Life Sciences Tools & Services — 0.2%
15,000	Illumina, Inc., 0.250%, 03/15/16 (e)	16,941

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
	Pharmaceuticals — 0.5%
8,000	Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	8,095
13,000	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	16,616
JPY 1,000,000	Sawai Pharmaceutical Co. Ltd., (Japan), Zero Coupon, 09/17/15	13,254
14,000	Teva Pharmaceutical Finance Co. LLC, Series C, 0.250%, 02/01/26	14,761

		52,726

	Total Health Care	105,073

	Industrials — 1.0%
	Airlines — 0.4%
EUR 325,700	Air France-KLM, (France), Reg. S., 2.030%, 02/15/23	40,600

	Machinery — 0.3%
CHF 25,000	Schindler Holding AG, (Switzerland), Series ALSN, Reg. S., 0.375%, 06/05/17	27,149

	Trading Companies & Distributors — 0.3%
23,000	Air Lease Corp., 3.875%, 12/01/18 (e)	28,735

	Total Industrials	96,484

	Information Technology — 1.9%
	Computers & Peripherals — 0.2%
14,000	SanDisk Corp., 1.500%, 08/15/17	17,736

	Semiconductors & Semiconductor Equipment — 1.6%
	Intel Corp.,
26,000	2.950%, 12/15/35	27,934
23,000	3.250%, 08/01/39	28,549
40,000	Lam Research Corp., 0.500%, 05/15/16	45,025
	Micron Technology, Inc.,
14,000	Series A, 1.500%, 08/01/31	19,985
2,000	Series E, 1.625%, 02/15/33 (e)	2,738
14,000	1.875%, 06/01/27	17,640
EUR 64,400	SOITEC, (France), 6.250%, 09/09/14 (m)	7,299
5,000	SunPower Corp., 0.750%, 06/01/18 (e)	6,156
4,000	Xilinx, Inc., 3.125%, 03/15/37	6,425

		161,751

	Software — 0.1%
13,000	Nuance Communications, Inc., 2.750%, 11/01/31	13,244

	Total Information Technology	192,731

	Materials — 0.4%
	Metals & Mining — 0.4%
12,000	Newmont Mining Corp., Series A, 1.250%, 07/15/14	12,247
18,000	Royal Gold, Inc., 2.875%, 06/15/19	17,336
15,000	United States Steel Corp., 2.750%, 04/01/19	14,991

	Total Materials	44,574

	Total Convertible Bonds (Cost $1,055,595)	1,082,852

Corporate Bonds — 0.4%
	Financials — 0.1%
	Consumer Finance — 0.1%
5,000	Encore Capital Group, Inc., 3.000%, 07/01/20 (e)	5,197

	Health Care — 0.2%
	Biotechnology — 0.1%
3,000	Isis Pharmaceuticals, Inc., 2.750%, 10/01/19 (e)	5,512

	Health Care Equipment & Supplies — 0.1%
10,000	Hologic, Inc., Series 2010, SUB, 2.000%, 12/15/37	11,769

	Total Health Care	17,281

	Information Technology — 0.1%
	Software — 0.1%
12,000	Salesforce.com, Inc., 0.250%, 04/01/18 (e)	11,940

	Total Corporate Bonds (Cost $32,329)	34,418

SHARES
Short-Term Investment — 34.4%
	Investment Company — 34.4%
3,500,724	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,500,724)	3,500,724

	Total Investments — 90.4% (Cost $9,298,343)	9,199,231
	Other Assets in Excess of Liabilities — 9.6%	982,243

	NET ASSETS — 100.0%	$10,181,474

Percentages indicated are based on net assets.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro Bund	09/06/13	378,804	(2,995)
4	Swiss Federal Bond	09/06/13	636,361	(9,354)
5	10 Year Australian Government Bond	09/16/13	533,930	1,592
9	10 Year Government of Canada Bond	09/19/13	1,152,712	(34,605)
8	10 Year U.S. Treasury Note	09/19/13	1,011,500	(23,493)
3	Long Gilt	09/26/13	514,243	(13,694)
	Short Futures Outstanding
(2)	10 Year Japanese Government Bond	09/09/13	(293,331)	(2,727)
(1)	E-mini S&P 500	09/20/13	(84,025)	(1,865)

				(87,141)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
15,683 16,963	CHF for CAD	Union Bank of Switzerland AG	08/14/13	16,511	#	16,948	#	437 #
12,648 152,633	GBP for HKD	Union Bank of Switzerland AG	08/14/13	19,682	#	19,239	#	(443)#
1,043,472	JPY
7,995	for EUR	State Street Corp.	08/14/13	10,636	#	10,658	#	22 #
40,000	AUD	Citibank, N.A.	08/14/13	40,710		35,923		(4,787)
749,327	AUD	Societe Generale	08/14/13	741,673		672,949		(68,724)
21,609	AUD	Union Bank of Switzerland AG	08/14/13	20,361		19,406		(955)
145,257	BRL	Morgan Stanley †	08/14/13	71,054		63,497		(7,557)
30,371	CAD	Citibank, N.A.	08/14/13	28,763		29,560		797
238,551	CAD	Credit Suisse International	08/14/13	234,675		232,188		(2,487)
97,971	CAD	Union Bank of Switzerland AG	08/14/13	95,492		95,358		(134)
20,438	CHF	Citibank, N.A.	08/14/13	22,114		22,087		(27)
34,030,800	CLP	Morgan Stanley	08/14/13	70,860		66,098		(4,762)
773	EUR	BNP Paribas	08/14/13	1,018		1,028		10
6,769	EUR	Citibank, N.A.	08/14/13	8,865		9,005		140
437,783	EUR	Credit Suisse International	08/14/13	570,865		582,426		11,561
107,885	EUR	Societe Generale	08/14/13	140,661		143,530		2,869
4,525	EUR	State Street Corp.	08/14/13	5,946		6,020		74
15,582	EUR	Union Bank of Switzerland AG	08/14/13	20,606		20,731		125
265,909	GBP	Credit Suisse International	08/14/13	407,732		404,477		(3,255)
16,262	GBP	Societe Generale	08/14/13	24,789		24,736		(53)
1,105	GBP	Union Bank of Switzerland AG	08/14/13	1,733		1,681		(52)
520,714	HKD	BNP Paribas	08/14/13	67,146		67,144		(2)
490,642	HKD	Royal Bank of Canada	08/14/13	63,221		63,266		45
16,533,935	HUF	Societe Generale	08/14/13	72,827		73,404		577
637,966,584	IDR	State Street Bank & Trust †	08/14/13	63,764		61,853		(1,911)
637,966,584	IDR	Union Bank of Switzerland AG †	11/14/13	59,408		59,501		93
40,088	ILS	Barclays Bank plc	08/14/13	11,017		11,244		227
3,678,973	INR	State Street Bank & Trust †	08/14/13	64,408		60,364		(4,044)

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,766,818	JPY	Royal Bank of Canada	08/14/13	87,627	89,545	1,918
5,849,251	JPY	Societe Generale	08/14/13	57,821	59,745	1,924
201,844	MYR	Societe Generale †	08/14/13	63,573	62,149	(1,424)
94,999	NOK	BNP Paribas	08/14/13	15,591	16,114	523
899,461	NOK	Credit Suisse International	08/14/13	154,688	152,568	(2,120)
170,740	NOK	Royal Bank of Canada	08/14/13	29,115	28,962	(153)
148,904	NOK	Union Bank of Switzerland AG	08/14/13	25,608	25,257	(351)
751,036	NZD	Societe Generale	08/14/13	618,133	599,344	(18,789)
2,930,040	PHP	State Street Bank & Trust †	08/14/13	69,813	67,562	(2,251)
2,175,400	RUB	Union Bank of Switzerland AG †	08/14/13	68,426	65,848	(2,578)
1,314,274	SEK	Credit Suisse International	08/14/13	199,579	201,578	1,999
130,288	TRY	Societe Generale	08/14/13	71,817	67,111	(4,706)
				4,418,328	4,310,104	(108,224)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
37,300	AUD	BNP Paribas	08/14/13	35,008	33,499	1,509
37,835	AUD	Citibank, N.A.	08/14/13	37,729	33,979	3,750
861,363	AUD	Credit Suisse International	08/14/13	841,207	773,565	67,642
67,479	AUD	Royal Bank of Canada	08/14/13	66,804	60,601	6,203
321,490	CAD	Citibank, N.A.	08/14/13	317,822	312,914	4,908
61,407	CAD	Credit Suisse International	08/14/13	59,419	59,768	(349)
10,818	CAD	Morgan Stanley	08/14/13	10,444	10,529	(85)
154,570	CAD	Royal Bank of Canada	08/14/13	152,408	150,446	1,962
45,268	CAD	Societe Generale	08/14/13	43,072	44,061	(989)
19,552	CAD	Union Bank of Switzerland AG	08/14/13	18,597	19,031	(434)
14,691	CHF	Citibank, N.A.	08/14/13	15,365	15,876	(511)
19,563	CHF	Royal Bank of Canada	08/14/13	20,772	21,140	(368)
20,231	CHF	State Street Corp.	08/14/13	21,819	21,864	(45)
15,142	CHF	Union Bank of Switzerland AG	08/14/13	15,816	16,363	(547)
1,357,632	CZK	Citibank, N.A.	08/14/13	68,515	69,608	(1,093)
36,337	EUR	BNP Paribas	08/14/13	47,558	48,343	(785)
537,733	EUR	Citibank, N.A.	08/14/13	699,949	715,399	(15,450)
9,501	EUR	Credit Suisse International	08/14/13	12,361	12,640	(279)
7,986	EUR	Morgan Stanley	08/14/13	10,338	10,625	(287)
128,373	EUR	Royal Bank of Canada	08/14/13	167,275	170,787	(3,512)
7,111	EUR	Royal Bank of Scotland	08/14/13	9,152	9,460	(308)
3,613	EUR	Societe Generale	08/14/13	4,747	4,806	(59)
25,885	EUR	Union Bank of Switzerland AG	08/14/13	33,381	34,437	(1,056)
35,328	GBP	BNP Paribas	08/14/13	53,700	53,737	(37)
222,857	GBP	Citibank, N.A.	08/14/13	343,310	338,990	4,320
12,107	GBP	Royal Bank of Canada	08/14/13	18,617	18,416	201
5,816	GBP	Societe Generale	08/14/13	8,990	8,846	144
14,446	GBP	Union Bank of Switzerland AG	08/14/13	21,856	21,975	(119)
858,723	HKD	Royal Bank of Canada	08/14/13	110,698	110,729	(31)
16,533,935	HUF	Credit Suisse International	08/14/13	73,160	73,404	(244)
637,966,584	IDR	Union Bank of Switzerland AG †	08/14/13	61,651	61,854	(203)

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
266,454	ILS	State Street Corp.	08/14/13	74,672	74,740	(68)
890,685	JPY	Credit Suisse International	08/14/13	8,789	9,097	(308)
687,810	JPY	Morgan Stanley	08/14/13	6,763	7,025	(262)
680,535	JPY	Royal Bank of Canada	08/14/13	6,720	6,951	(231)
8,986,954	JPY	Societe Generale	08/14/13	90,150	91,794	(1,644)
11,852,537	JPY	State Street Corp.	08/14/13	117,024	121,063	(4,039)
9,375,699	JPY	Union Bank of Switzerland AG	08/14/13	93,521	95,764	(2,243)
80,005,689	KRW	State Street Bank & Trust †	08/14/13	71,886	71,486	400
201,844	MYR	State Street Bank & Trust †	08/14/13	65,184	62,148	3,036
52,671	NOK	BNP Paribas	08/14/13	9,170	8,934	236
67,938	NOK	Royal Bank of Canada	08/14/13	11,144	11,524	(380)
890,610	NOK	Societe Generale	08/14/13	146,244	151,067	(4,823)
1,347,470	NOK	State Street Corp.	08/14/13	231,938	228,561	3,377
570,176	NOK	Union Bank of Switzerland AG	08/14/13	98,127	96,715	1,412
759,958	NZD	Credit Suisse International	08/14/13	614,597	606,464	8,133
2,682,871	PHP	Barclays Bank plc †	08/14/13	62,236	61,862	374
2,930,040	PHP	Credit Suisse International †	08/14/13	71,788	67,561	4,227
941,688	SEK	Credit Suisse International	08/14/13	142,020	144,432	(2,412)
875,489	SEK	Societe Generale	08/14/13	131,219	134,279	(3,060)
408,702	SEK	Union Bank of Switzerland AG	08/14/13	62,085	62,684	(599)
130,288	TRY	Credit Suisse International	08/14/13	68,337	67,111	1,226
2,135,160	TWD	State Street Bank & Trust †	08/14/13	72,000	71,103	897
				5,657,154	5,590,057	67,097

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/13 of the currency being sold, and the value at 07/31/13 is the U.S. Dollar market value of the currency being purchased.

Return Swap on Commodity Index

SWAP COUNTERPARTY	REFERENCED OBLIGATION	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG	Dow Jones - UBS Commodity Index	08/15/13	465,584	(18,389)

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CZK	—	Czech Republic Krona
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
REIT	—	Real Estate Investment Trust.
Reg. S.	—	Security was purchased pursuant to Regulation S under the
Securities Act of 1933, which exempts from registration
securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPDR	—	Standard & Poor’s Depositary Receipts
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2013.
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. Unless otherwise
indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be
resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2013.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange
contracts.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $315,899 and 3.29%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	72,872
Aggregate gross unrealized depreciation	(171,984)

Net unrealized appreciation/depreciation	(99,112)

Federal income tax cost of investments	9,298,343

Portfolio Swaps* Outstanding at July 31, 2013

		TERMINATION
COUNTERPARTY	DESCRIPTION	DATE	VALUE
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	$140,468
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	18,501

Total			$158,969

*	See the accompanying “Additional Information – Portfolio Swaps” for further details.

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 6.1%
Auto Components — 1.2%
Cooper Tire & Rubber Co	28,261	28,261	—
Grammer AG, (Germany)	22,131	22,131	—
Plastic Omnium S.A., (France)	20,395	20,395	—
Standard Motor Products Inc.	24,141	24,141	—
Tokai Rika Co., Ltd., (Japan)	23,298	23,298	—

	118,226	118,226	—

Automobiles — 0.4%
Lookers plc, (United Kingdom)	23,284	23,284	—
Thor Industries Inc.	21,049	21,049	—

	44,333	44,333	—

Distributors — 0.2%
Inchcape plc, (United Kingdom)	21,759	21,759	—

Hotels, Restaurants & Leisure — 0.6%
Flight Centre Ltd., (Australia)	22,201	22,201	—
Greene King plc, (United Kingdom)	22,517	22,517	—
William Hill plc, (United Kingdom)	20,041	20,041	—

	64,759	64,759	—

Household Durables — 0.4%
Barratt Developments plc, (United Kingdom)	19,532	19,532	—
NACCO Industries Inc.	20,965	20,965	—

	40,497	40,497	—

Media — 1.7%
Cogeco Cable Inc., (Canada)	20,376	20,376	—
Gannett Co., Inc.	23,384	23,384	—
Gray Television Inc.	22,160	22,160	—
ITV plc, (United Kingdom)	22,233	22,233	—
Scholastic Corp.	22,202	22,202	—
Trinity Mirror plc, (United Kingdom)	24,071	24,071	—
Valassis Communications Inc.	18,049	18,049	—
Viacom Inc.	19,462	19,462	—

	171,937	171,937	—

Multiline Retail — 0.4%
Dillard’s Inc.	20,820	20,820	—
Macy’s Inc.	22,176	22,176	—

	42,996	42,996	—

Specialty Retail — 1.2%
AutoCanada Inc., (Canada)	26,729	26,729	—
Big 5 Sporting Goods Corp.	23,684	23,684	—
Destination Maternity Corp.	22,064	22,064	—
Halfords Group plc, (United Kingdom)	22,971	22,971	—
WH Smith plc, (United Kingdom)	19,551	19,551	—

	114,999	114,999	—

Total Consumer Discretionary	619,506	619,506	—

Consumer Staples — 3.6%
Food & Staples Retailing — 1.6%
Andersons Inc. (The)	23,191	23,191	—
CVS Caremark Corp.	18,240	18,240	—
Delhaize Group S.A., (Belgium)	22,302	22,302	—
Jean Coutu Group PJC Inc. (The), (Canada)	21,528	21,528	—
Kroger Co (The)	17,443	17,443	—
Matsumotokiyoshi Holdings Co., Ltd., (Japan)	22,313	22,313	—
Metro Inc., (Canada)	18,528	18,528	—
Safeway Inc.	23,234	23,234	—

	166,779	166,779	—

Food Products — 0.8%
Cal-Maine Foods Inc.	22,557	22,557	—
Craswick plc, (United Kingdom)	22,279	22,279	—
Sanderson Farms Inc.	23,114	23,114	—
Tootsie Roll Industries Inc.	22,786	22,786	—

	90,736	90,736	—

Household Products — 0.2%
Energizer Holdings Inc.	21,308	21,308	—

Personal Products — 0.8%
Herbalife Ltd., (Cayman Islands)	25,188	25,188	—
Nu Skin Enterprises Inc.	23,776	23,776	—
USANA Health Sciences Inc. (a)	22,800	22,800	—

	71,764	71,764	—

Tobacco — 0.2%
Universal Corp./VA	21,231	21,231	—

Total Consumer Staples	371,818	371,818	—

Energy — 4.3%
Energy Equipment & Services — 1.3%
Bristow Group Inc.	21,817	21,817	—
Enerflex Ltd., (Canada)	20,412	20,412	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Energy — Continued
Helmerich & Payne Inc.	21,358	21,358	—
Oceaneering International Inc.	23,898	23,898	—
ShawCor Ltd., (Canada)	21,486	21,486	—
Total Energy Services Inc., (Canada)	22,028	22,028	—

	130,999	130,999	—

Oil, Gas & Consumable Fuels — 3.0%
Beach Energy Ltd.,
(Australia)	21,499	21,499	—
Chevron Corp.	20,355	20,355	—
Delek US Holdings Inc.	22,167	22,167	—
HollyFrontier Corp.	22,371	22,371	—
Marathon Petroleum Corp.	17,836	17,836	—
Neste Oil OYJ, (Finland)	20,426	20,426	—
OMV AG, (Austria)	20,681	20,681	—
Origin Energy Ltd., (Australia)	21,282	21,282	—
Parkland Fuel Corp., (Canada)	21,427	21,427	—
Repsol S.A., (Spain)	19,754	19,754	—
Ship Finance International Ltd., (Norway)	18,743	18,743	—
Soco International plc, (United Kingdom)	18,773	18,773	—
Tesoro Corp.	20,405	20,405	—
Valero Energy Corp.	17,559	17,559	—
Western Refining Inc.	18,189	18,189	—

	301,467	301,467	—

Total Energy	432,466	432,466	—

Financials — 4.0%
Capital Markets — 0.2%
Intermediate Capital Group plc, (United Kingdom)	21,383	21,383	—

Commercial Banks — 0.7%
Aozora Bank Ltd., (Japan)	25,329	25,329	—
Fifth Third Bancorp	22,328	22,328	—
First Interstate Bancsystem Inc.	22,886	22,886	—

	70,543	70,543	—

Consumer Finance — 0.4%
Discover Financial Services	21,962	21,962	—
Nelnet Inc.	21,618	21,618	—

	43,580	43,580	—

Insurance — 2.5%
Ageas, (Belgium)	21,137	21,137	—
AXA S.A., (France)	23,034	23,034	—
Axis Capital Holdings Ltd., (Bermuda)	23,165	23,165	—
Beazley plc, (Ireland)	21,571	21,571	—
CNO Financial Group Inc.	24,300	24,300	—
Hannover Rueckversicherung SE, (Germany)	18,325	18,325	—
Helvetia Holding AG, (Switzerland)	21,024	21,024	—
Horace Mann Educators Corp.	18,699	18,699	—
Muenchener Rueckversicherungs AG, (Germany)	19,187	19,187	—
PartnerRe Ltd., (Bermuda)	23,183	23,183	—
Protective Life Corp.	21,010	21,010	—
Swiss Re AG, (Switzerland)	20,206	20,206	—

	254,841	254,841	—

Thrifts & Mortgage Finance — 0.2%
Paragon Group of Cos, plc, (United Kingdom)	22,292	22,292	—

Total Financials	412,639	412,639	—

Health Care — 3.6%
Biotechnology — 0.2%
Amgen Inc.	22,889	22,889	—

Health Care Equipment & Supplies — 0.6%
Cooper Cos, Inc. (The)	22,500	22,500	—
Draegerwerk AG & Co., KGaA, Preferance Shares, (Germany)	22,834	22,834	—
STERIS Corp.	22,512	22,512	—

	67,846	67,846	—

Health Care Providers & Services — 0.9%
Celesio AG, (Germany)	23,172	23,172	—
Chemed Corp.	18,687	18,687	—
Cigna Corp.	24,502	24,502	—
McKesson Corp.	17,977	17,977	—

	84,338	84,338	—

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	18,280	18,280	—
Lonza Group AG, (Switzerland)	20,527	20,527	—

	38,807	38,807	—

Pharmaceuticals — 1.5%
Ipsen S.A., (France)	22,554	22,554	—
Kissei Pharmaceutical Co., Ltd., (Japan)	22,515	22,515	—
Merck KGaA, (Germany)	20,555	20,555	—
Recordati SpA, (Italy)	22,721	22,721	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Roche Holding AG, (Switzerland)	18,791	18,791	—
Rohto Pharmaceutical Co., Ltd., (Japan)	29,107	29,107	—
Stada Arzneimittel AG, (Germany)	22,701	22,701	—

	158,944	158,944	—

Total Health Care	372,824	372,824	—

Industrials — 7.0%
Aerospace & Defense — 1.3%
BAE Systems plc, (United Kingdom)	20,299	20,299	—
Exelis Inc.	21,044	21,044	—
Northrop Grumman Corp.	23,515	23,515	—
Raytheon Co.	23,340	23,340	—
Spirit Aerosystems Holdings Inc.	11,341	11,341	—
Thales S.A., (France)	22,288	22,288	—
Triumph Group Inc.	20,262	20,262	—

	142,089	142,089	—

Airlines — 0.4%
Alaska Air Group Inc.	17,524	17,524	—
Republic Airways Holdings Inc.	22,059	22,059	—

	39,583	39,583	—

Commercial Services & Supplies — 1.6%
ABM Industries Inc. (a)	23,260	23,260	—
Berendsen plc, (United Kingdom)	16,909	16,909	—
Credit Corp. Group Ltd., (Australia)	18,707	18,707	—
Deluxe Corp.	17,741	17,741	—
Kimball International Inc.	21,857	21,857	—
Quad/Graphics Inc.	23,449	23,449	—
Transcontinental Inc., (Canada)	21,207	21,207	—
UniFirst Corp.	20,440	20,440	—

	163,570	163,570	—

Construction & Engineering — 1.1%
Forge Group Ltd., (Australia)	22,417	22,417	—
Implenia AG, (Switzerland)	19,492	19,492	—
Interserve plc, (United Kingdom)	21,368	21,368	—
Keller Group plc, (United Kingdom)	24,181	24,181	—
Vinci S.A., (France)	23,338	23,338	—

	110,796	110,796	—

Electrical Equipment — 0.2%
Nitto Kogyo Corp., (Japan)	22,326	22,326	—

Industrial Conglomerates — 0.2%
Daetwyler Holding AG, (Switzerland)	23,116	23,116	—

Machinery — 1.2%
Bodycote plc, (United Kingdom)	21,849	21,849	—
Danieli & C Officine Meccaniche SpA, (Italy)	19,180	19,180	—
Gildemeister AG, (Germany)	22,899	22,899	—
Jungheinrich AG, Preference Shares, (Germany)	22,076	22,076	—
Kadant Inc.	22,288	22,288	—
Oshkosh Corp.	20,428	20,428	—

	128,720	128,720	—

Professional Services — 0.4%
Skilled Group Ltd., (Australia)	22,431	22,431	—
Teleperformance, (France)	22,876	22,876	—

	45,307	45,307	—

Trading Companies & Distributors — 0.4%
Lavendon Group plc, (United Kingdom)	20,630	20,630	—
Wakita & Co., Ltd., (Japan)	17,914	17,914	—

	38,544	38,544	—

Transportation Infrastructure — 0.2%
ASTM SpA, (Italy)	19,824	19,824	—

Total Industrials	733,875	733,875	—

Information Technology — 5.0%
Communications Equipment — 0.8%
Ascom Holding AG, (Switzerland)	21,051	21,051	—
Motorola Solutions Inc.	18,762	18,762	—
Pace plc, (United Kingdom)	20,987	20,987	—
Plantronics Inc.	20,730	20,730	—

	81,530	81,530	—

Computers & Peripherals — 0.7%
Cray Inc.	19,090	19,090	—
Seagate Technology plc, (Ireland)	25,867	25,867	—
Western Digital Corp.	21,669	21,669	—

	66,626	66,626	—

Electronic Equipment, Instruments & Components — 0.8%
Barco NV, (Belgium)	20,098	20,098	—
Littelfuse Inc.	23,055	23,055	—
Molex Inc.	21,477	21,477	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Toyo Corp./Chuo-ku, (Japan)	22,649	22,649	—

	87,279	87,279	—

Internet Software & Services — 0.2%
j2 Global Inc.	22,063	22,063	—

IT Services — 1.2%
Alten S.A., (France)	17,482	17,482	—
CANCOM AG, (Germany)	20,633	20,633	—
Computacenter plc, (United Kingdom)	22,712	22,712	—
Convergys Corp.	21,997	21,997	—
DST Systems Inc.	18,750	18,750	—
Total System Services Inc.	20,490	20,490	—

	122,064	122,064	—

Semiconductors & Semiconductor Equipment — 0.6%
Brooks Automation Inc.	22,048	22,048	—
CSR plc, (United Kingdom)	22,688	22,688	—
KLA-Tencor Corp.	18,057	18,057	—

	62,793	62,793	—

Software — 0.7%
Micro Focus International plc, (United Kingdom)	21,224	21,224	—
Symantec Corp.	19,077	19,077	—
UBISOFT Entertainment, (France)	25,161	25,161	—

	65,462	65,462	—

Total Information Technology	507,817	507,817	—

Materials — 6.1%
Chemicals — 1.6%
Agrium Inc., (Canada)	19,131	19,131	—
CF Industries Holdings Inc.	19,380	19,380	—
Denki Kagaku Kogyo KK, (Japan)	22,006	22,006	—
FutureFuel Corp.	21,198	21,198	—
Minerals Technologies Inc.	21,331	21,331	—
PPG Industries Inc.	19,765	19,765	—
Quaker Chemical Corp.	22,572	22,572	—
Tikkurila Oyj, (Finland)	23,428	23,428	—

	168,811	168,811	—

Construction Materials — 0.4%
Imerys S.A., (France)	20,980	20,980	—
RHI AG, (Austria)	21,957	21,957	—

	42,937	42,937	—

Containers & Packaging — 1.4%
Bemis Co. Inc.	19,531	19,531	—
Cascades Inc., (Canada)	24,090	24,090	—
Greif Inc.	22,069	22,069	—
Intertape Polymer Group Inc., (Canada)	23,631	23,631	—
Packaging Corp of America	22,522	22,522	—
Smurfit Kappa Group plc, (Ireland)	22,155	22,155	—

	133,998	133,998	—

Metals & Mining — 0.8%
Aurubis AG, (Germany)	18,037	18,037	—
BC Iron Ltd., (Australia)	18,355	18,355	—
Nevsun Resources Ltd., (Canada)	17,713	17,713	—
Steel Dynamics Inc.	20,471	20,471	—

	74,576	74,576	—

Paper & Forest Products — 1.9%
Altri SGPS S.A., (Portugal)	20,298	20,298	—
Buckeye Technologies Inc.	25,669	25,669	—
Ence Energia y Celulosa S.A, (Spain)	25,454	25,454	—
Mondi plc, (United Kingdom)	19,188	19,188	—
Norbord Inc., (Canada)	19,998	19,998	—
PH Glatfelter Co.	22,088	22,088	—
Schweitzer-Mauduit International Inc.	23,743	23,743	—
Stora Enso OYJ, (Finland)	22,904	22,904	—

	179,342	179,342	—

Total Materials	599,664	599,664	—

Telecommunication Services —1.6%
Diversified Telecommunication Services — 0.9%
CenturyLink Inc.	21,910	21,910	—
QSC AG, (Germany)	22,488	22,488	—
TPG Telecom Ltd., (Australia)	23,110	23,110	—
Vonage Holdings Corp. (a)	23,942	23,942	—

	91,450	91,450	—

Wireless Telecommunication Services — 0.7%
Freenet AG, (Germany)	19,019	19,019	—
KDDI Corp., (Japan)	26,351	26,351	—
USA Mobility Inc.	21,373	21,373	—

	66,743	66,743	—

Total Telecommunication Services	158,193	158,193	—

Utilities — 3.3%
Electric Utilities — 1.6%
American Electric Power Co. Inc.	17,867	17,867	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Utilities — Continued
Empire District Electric Co (The)	23,448	23,448	—
IDACORP Inc.	23,020	23,020	—
MGE Energy Inc.	22,103	22,103	—
NV Energy Inc.	22,615	22,615	—
Pinnacle West Capital Corp.	18,582	18,582	—
Portland General Electric Co	21,910	21,910	—
UNS Energy Corp.	18,116	18,116	—

	167,661	167,661	—

Gas Utilities — 0.7%
Enagas S.A., (Spain)	20,130	20,130	—
Gas Natural SDG S.A., (Spain)	21,246	21,246	—
Osaka Gas Co., Ltd., (Japan)	25,677	25,677	—

	67,053	67,053	—

Multi-Utilities — 1.0%
DTE Energy Co.	23,319	23,319	—
Hera SpA, (Italy)	17,811	17,811	—
Public Service Enterprise Group Inc.	18,322	18,322	—
TECO Energy Inc.	21,952	21,952	—
Vectren Corp.	18,437	18,437	—

	99,841	99,841	—

Total Utilities	334,555	334,555	—

Total Long Positions of Portfolio Swap	4,543,357	4,543,357	—

Short Positions
Common Stocks
Consumer Discretionary — 4.2%
Auto Components — 0.3%
American Axle & Manufacturing Holdings Inc.	10,638	10,638	—
ElringKlinger AG, (Germany)	10,062	10,062	—
Goodyear Tire & Rubber Co (The)	10,856	10,856	—

	31,556	31,556	—

Automobiles — 0.1%
Fiat SpA, (Italy)	10,044	10,044	—

Hotels, Restaurants & Leisure — 1.2%
BJ’s Restaurants Inc. (a)	12,095	12,095	—
Buffalo Wild Wings Inc.	11,092	11,092	—
Carnival plc, (United Kingdom)	10,555	10,555	—
Chipotle Mexican Grill Inc.	10,202	10,202	—
Choice Hotels International Inc.	10,240	10,240	—
Domino’s Pizza Group plc, (United Kingdom)	11,557	11,557	—
InterContinental Hotels Group plc, (United Kingdom)	11,414	11,414	—
Marriott International Inc.	11,627	11,627	—
Melia Hotels International S.A., (Spain)	10,377	10,377	—
Orient-Express Hotels Ltd., (Bermuda) (a)	10,409	10,409	—
Sodexo, (France)	12,346	12,346	—
Tim Hortons Inc., (Canada)	12,516	12,516	—

	134,430	134,430	—

Household Durables — 0.2%
Panasonic Corp., (Japan)	11,176	11,176	—
Toll Brothers Inc.	12,432	12,432	—

	23,608	23,608	—

Internet & Catalog Retail — 0.3%
Amazon.com Inc.	12,496	12,496	—
Netflix Inc. (a)	11,044	11,044	—
Yoox SpA, (Italy)	10,433	10,433	—

	33,973	33,973	—

Media — 0.4%
Clear Channel Outdoor Holdings Inc. (a)	12,361	12,361	—
DreamWorks Animation SKG Inc. (a)	10,675	10,675	—
Eutelsat Communications S.A., (France)	9,807	9,807	—
Imax Corp., (Canada) (a)	11,071	11,071	—

	43,914	43,914	—

Multiline Retail — 0.1%
JC Penney Co., Inc.	10,368	10,368	—

Specialty Retail — 0.9%
Aeropostale Inc.	10,571	10,571	—
ARB Corp., Ltd., (Australia)	9,212	9,212	—
Dixons Retail plc, (United Kingdom)	11,642	11,642	—
Dufry AG, (Switzerland)	11,145	11,145	—
Fielmann AG, (Germany)	11,391	11,391	—
Sally Beauty Holdings Inc. (a)	12,533	12,533	—
SuperGroup plc, (United Kingdom)	10,249	10,249	—
Yamada Denki Co., Ltd., (Japan)	11,548	11,548	—

	88,291	88,291	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Textiles, Apparel & Luxury Goods — 0.7%
Fifth & Pacific Cos, Inc.	11,192	11,192	—
Gerry Weber International AG, (Germany)	12,539	12,539	—
Lululemon Athletica Inc., (Canada)	8,630	8,630	—
LVMH Moet Hennessy Louis Vuitton S.A., (France)	12,256	12,256	—
Puma SE, (Germany)	11,220	11,220	—
Under Armour Inc.	11,584	11,584	—

	67,421	67,421	—

Total Consumer Discretionary	443,605	443,605	—

Consumer Staples — 1.9%
Beverages — 0.6%
Coca-Cola Amatil Ltd., (Australia)	8,854	8,854	—
Davide Campari-Milano SpA, (Italy)	10,106	10,106	—
Diageo plc, (United Kingdom) (a)	11,268	11,268	—
Heineken NV, (Netherlands)	11,167	11,167	—
Pernod Ricard S.A., (France)	9,293	9,293	—
Remy Cointreau S.A., (France)	10,411	10,411	—

	61,099	61,099	—

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	10,167	10,167	—
Greggs plc, (United Kingdom)	10,566	10,566	—
Jeronimo Martins SGPS S.A., (Portugal)	11,825	11,825	—
Pricesmart Inc.	10,778	10,778	—
Whole Foods Market Inc.	12,149	12,149	—

	55,485	55,485	—

Food Products — 0.6%
Barry Callebaut AG, (Switzerland)	12,151	12,151	—
Boulder Brands Inc.	10,447	10,447	—
Kagome Co., Ltd., (Japan)	10,623	10,623	—
Mead Johnson Nutrition Co	10,300	10,300	—
Mondelez International Inc.	10,800	10,800	—
Nestle S.A., (Switzerland)	11,447	11,447	—

	65,768	65,768	—

Household Products — 0.1%
PZ Cussons plc, (United Kingdom)	10,432	10,432	—

Tobacco — 0.1%
Vector Group Ltd.	12,311	12,311	—

Total Consumer Staples	205,095	205,095	—

Energy — 1.9%
Energy Equipment & Services — 0.1%
SEACOR Holdings Inc.	11,876	11,876	—

Oil, Gas & Consumable Fuels — 1.8%
Approach Resources Inc. (a)	9,853	9,853	—
Aquila Resources Ltd., (Australia)	9,376	9,376	—
Bill Barrett Corp. (a)	9,342	9,342	—
Cairn Energy plc, (United Kingdom) (a)	9,991	9,991	—
Cheniere Energy Inc. (a)	10,577	10,577	—
Concho Resources Inc. (a)	11,721	11,721	—
Crew Energy Inc., (Canada)	9,471	9,471	—
Galp Energia SGPS S.A., (Portugal)	11,304	11,304	—
Goodrich Petroleum Corp.	11,354	11,354	—
Kosmos Energy Ltd., (Bermuda) (a)	10,058	10,058	—
Laredo Petroleum Holdings Inc.	10,732	10,732	—
Magnum Hunter Resources Corp. (a)	8,738	8,738	—
Paladin Energy Ltd., (Australia)	8,850	8,850	—
Paramount Resources Ltd., (Canada)	12,391	12,391	—
QEP Resources Inc.	9,945	9,945	—
Swift Energy Co.	11,462	11,462	—
Tullow Oil plc, (United Kingdom)	11,406	11,406	—
WPX Energy Inc. (a)	9,906	9,906	—

	186,477	186,477	—

Total Energy	198,353	198,353	—

Financials — 2.6%
Capital Markets — 0.2%
Julius Baer Group Ltd., (Switzerland)	12,556	12,556	—

Commercial Banks — 0.3%
Commerzbank AG, (Germany)	12,475	12,475	—
Royal Bank of Scotland
Group plc, (United Kingdom)	8,783	8,783	—
TCF Financial Corp.	12,110	12,110	—

	33,368	33,368	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities Inc.	13,491	13,491	—
Colonial Properties Trust	12,060	12,060	—
Hersha Hospitality Trust	11,280	11,280	—
Intu Properties plc, (United Kingdom)	10,015	10,015	—
Londonmetric Property plc, (United Kingdom)	9,407	9,407	—
Macerich Co. (The)	12,194	12,194	—
Shaftesbury plc, (United Kingdom)	11,613	11,613	—
Strategic Hotels & Resorts Inc. (a)	10,632	10,632	—

	90,692	90,692	—

Real Estate Management & Development — 0.8%
Conwert Immobilien Invest SE, (Austria)	11,055	11,055	—
Deutsche Wohnen AG, (Germany)	12,009	12,009	—
Forest City Enterprises Inc.	10,821	10,821	—
Kennedy-Wilson Holdings Inc.	10,001	10,001	—
Mobimo Holding AG, (Switzerland)	11,215	11,215	—
St Joe Co. (The)	12,862	12,862	—
Swiss Prime Site AG, (Switzerland)	11,482	11,482	—

	79,445	79,445	—

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	12,450	12,450	—
Radian Group Inc.	10,812	10,812	—
TFS Financial Corp. (a)	12,790	12,790	—

	36,052	36,052	—

Total Financials	252,113	252,113	—

Health Care — 0.5%
Biotechnology — 0.4%
3-D Matrix Ltd., (Japan)	8,538	8,538	—
Ariad Pharmaceuticals Inc. (a)	11,246	11,246	—
Pharmacyclics Inc.	11,603	11,603	—
Vertex Pharmaceuticals Inc. (a)	10,782	10,782	—

	42,169	42,169	—

Health Care Equipment & Supplies — 0.1%
MAKO Surgical Corp.	9,628	9,628	—

Total Health Care	51,797	51,797	—

Industrials — 4.5%
Aerospace & Defense — 0.1%
Finmeccanica SpA, (Italy)	11,446	11,446	—

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	12,733	12,733	—
Panalpina Welttransport Holding AG, (Switzerland)	10,901	10,901	—

	23,634	23,634	—

Airlines — 0.2%
International Consolidated
Airlines Group S.A., (United Kingdom)	11,795	11,795	—
Virgin Australia Holdings Ltd., (Australia)	8,829	8,829	—

	20,624	20,624	—

Building Products — 0.2%
Armstrong World Industries Inc. (a)	10,992	10,992	—
Simpson Manufacturing Co. Inc.	11,327	11,327	—

	22,319	22,319	—

Commercial Services & Supplies — 0.6%
Aggreko plc, (United Kingdom)	10,991	10,991	—
Clean Harbors Inc.	10,965	10,965	—
Edenred, (France)	11,442	11,442	—
Interface Inc.	11,540	11,540	—
Rentokil Initial plc, (United Kingdom)	10,181	10,181	—
Ritchie Bros Auctioneers Inc., (Canada)	12,209	12,209	—

	67,328	67,328	—

Construction & Engineering — 0.4%
Hochtief AG, (Germany)	11,655	11,655	—
Obayashi Corp., (Japan)	11,640	11,640	—
Shimizu Corp., (Japan)	8,150	8,150	—
Strabag SE, (Austria)	11,613	11,613	—

	43,058	43,058	—

Electrical Equipment — 0.2%
Areva S.A., (France)	9,931	9,931	—
GrafTech International Ltd.	11,648	11,648	—

	21,579	21,579	—

Industrial Conglomerates — 0.1%
Raven Industries Inc.	11,183	11,183	—

Machinery — 0.5%
Chart Industries Inc. (a)	10,256	10,256	—
SPX Corp.	10,826	10,826	—
Vossloh AG, (Germany)	11,099	11,099	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Zardoya Otis S.A., (Spain)	12,850	12,850	—

	45,031	45,031	—

Marine — 0.3%
DryShips Inc., (Greece) (a)	12,643	12,643	—
Kuehne + Nagel
International AG, (Switzerland)	11,990	11,990	—

	24,633	24,633	—

Professional Services — 0.6%
Advisory Board Co. (The) (a)	10,657	10,657	—
Bureau Veritas S.A., (France)	10,587	10,587	—
Experian plc, (Ireland)	11,068	11,068	—
IHS Inc.	10,020	10,020	—
Michael Page International plc, (United Kingdom)	12,050	12,050	—
On Assignment Inc.	10,501	10,501	—

	64,883	64,883	—

Road & Rail — 0.3%
Landstar System Inc.	10,351	10,351	—
Werner Enterprises Inc.	12,641	12,641	—

	22,992	22,992	—

Trading Companies & Distributors — 0.2%
Fastenal Co.	11,233	11,233	—
Kloeckner & Co., SE, (Germany)	10,698	10,698	—

	21,931	21,931	—

Transportation Infrastructure — 0.5%
Aeroports de Paris, (France)	10,834	10,834	—
Fraport AG Frankfurt Airport Services Worldwide, (Germany)	10,697	10,697	—
Groupe Eurotunnel S.A., (France)	11,623	11,623	—
Hamburger Hafen und Logistik AG, (Germany)	12,116	12,116	—
Qube Holdings Ltd., (Australia)	10,126	10,126	—

	55,396	55,396	—

Total Industrials	456,037	456,037	—

Information Technology — 2.7%
Communications Equipment — 0.4%
Alcatel-Lucent (France), (France)	9,864	9,864	—
Infinera Corp. (a)	10,147	10,147	—
ViaSat Inc. (a)	12,648	12,648	—

	32,659	32,659	—

Electronic Equipment, Instruments & Components — 0.2%
TDK Corp., (Japan)	10,759	10,759	—
Universal Display Corp. (a)	11,047	11,047	—

	21,806	21,806	—

Internet Software & Services — 0.8%
comScore Inc. (a)	11,122	11,122	—
Cornerstone OnDemand Inc. (a)	10,303	10,303	—
Equinix Inc. (a)	10,344	10,344	—
Facebook Inc. (a)	10,881	10,881	—
Rackspace Hosting Inc.	10,155	10,155	—
Telecity Group plc, (United Kingdom)	12,973	12,973	—
VeriSign Inc. (a)	11,969	11,969	—

	77,747	77,747	—

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices Inc.	10,608	10,608	—
Aixtron SE, (Germany)	13,092	13,092	—
Cavium Inc. (a)	10,611	10,611	—
Imagination Technologies Group plc, (United Kingdom)	10,904	10,904	—
SOITEC, (France)	2,464	2,464	—

	47,679	47,679	—

Software — 0.7%
Concur Technologies Inc.	10,742	10,742	—
MicroStrategy Inc.	10,783	10,783	—
NetSuite Inc. (a)	10,458	10,458	—
Nintendo Co., Ltd., (Japan)	12,467	12,467	—
QLIK Technologies Inc. (a)	9,923	9,923	—
RealPage Inc. (a)	11,059	11,059	—
Salesforce.com Inc. (a)	11,263	11,263	—

	76,695	76,695	—

Total Information Technology	256,586	256,586	—

Materials — 2.3%
Chemicals — 0.5%
Akzo Nobel NV, (Netherlands)	11,325	11,325	—
Intrepid Potash Inc.	12,744	12,744	—
Mitsui Chemicals Inc., (Japan)	9,151	9,151	—
Nippon Shokubai Co. Ltd., (Japan)	10,782	10,782	—

	44,002	44,002	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
Construction Materials — 0.1%
Martin Marietta Materials Inc.	10,828	10,828	—

Metals & Mining — 1.7%
AK Steel Holding Corp.	7,776	7,776	—
Allied Nevada Gold Corp.	11,650	11,650	—
AuRico Gold Inc., (Canada)	11,136	11,136	—
Detour Gold Corp., (Canada)	8,892	8,892	—
Franco-Nevada Corp., (Canada)	10,520	10,520	—
Fresnillo plc, (Mexico)	9,687	9,687	—
General Moly Inc.	11,901	11,901	—
Lonmin plc, (United Kingdom)	9,064	9,064	—
Pretium Resources Inc., (Canada)	9,725	9,725	—
Randgold Resources Ltd., (United Kingdom)	10,129	10,129	—
Royal Gold Inc.	9,468	9,468	—
Salzgitter AG, (Germany)	10,571	10,571	—
Sandfire Resources NL, (Australia)	9,503	9,503	—
SunCoke Energy Inc. (a)	11,104	11,104	—
ThyssenKrupp AG, (Germany)	10,643	10,643	—
Torex Gold Resources Inc., (Canada)	11,319	11,319	—
Turquoise Hill Resources Ltd., (Canada)	10,407	10,407	—

	173,495	173,495	—

Total Materials	228,325	228,325	—

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.1%
Level 3 Communications Inc. (a)	12,458	12,458	—

Wireless Telecommunication Services — 0.2%
NII Holdings Inc. (a)	10,012	10,012	—
United States Cellular Corp.	11,741	11,741	—

	21,753	21,753	—

Total Telecommunication Services	34,211	34,211	—

Utilities — 1.1%
Electric Utilities — 0.2%
Emera Inc., (Canada)	10,870	10,870	—
Kyushu Electric Power Co. Inc., (Japan)	10,696	10,696	—

	21,566	21,566	—

Gas Utilities — 0.1%
ONEOK Inc.	8,634	8,634	—

Independent Power Producers & Energy Traders — 0.4%
Atlantic Power Corp.	10,349	10,349	—
Calpine Corp.	12,016	12,016	—
Dynegy Inc. (a)	11,478	11,478	—
Ormat Technologies Inc.	10,678	10,678	—

	44,521	44,521	—

Multi-Utilities — 0.2%
Sempra Energy	10,629	10,629	—
Veolia Environnement S.A., (France)	11,943	11,943	—

	22,572	22,572	—

Water Utilities — 0.2%
California Water Service Group	10,340	10,340	—
Pennon Group plc, (United Kingdom)	11,540	11,540	—

	21,880	21,880	—

Total Utilities	119,173	119,173	—

Total Short Positions of Portfolio Swap	$2,245,295	2,245,295	—

Total of Long and Short Positions of Portfolio Swap	2,298,062	2,298,062	—

Cash and Other Receivables [4]			140,685
Financing Costs			(2,809)
Net Dividends			2,592

Net Swap Contract, at value			$140,468

Percentages indicated are based on net assets.

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 1.0%
Hotels, Restaurants & Leisure — 0.4%
Club Mediterranee S.A., (France)	38,853	38,853	—

Household Durables — 0.3%
Arnest One Corp., (Japan)	8,544	8,544	—
Tact Home Co., Ltd., (Japan)	8,105	8,105	—
Touei Housing Corp., (Japan)	8,688	8,688	—

	25,337	25,337	—

Specialty Retail — 0.3%
OfficeMax Inc.	33,268	33,268	—

Total Consumer Discretionary	97,458	97,458	—

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Shoppers Drug Mart Corp., (Canada) (a)	12,464	12,464	—

Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Berry Petroleum Co.	55,439	55,439	—
Pioneer Southwest Energy Partners LP, Partnership Shares	13,438	13,438	—

	68,877	68,877	—

Total Energy	68,877	68,877	—

Financials — 3.2%
Commercial Banks — 2.0%
CapitalSource Inc.	49,699	49,699	—
First Financial Holdings Inc.	350	350	—
StellarOne Corp.	22,021	22,021	—
Sterling Bancorp/NY	30,921	30,921	—
Taylor Capital Group Inc.	47,672	47,672	—
Virginia Commerce Bancorp Inc. (a)	52,867	52,867	—

	203,530	203,530	—

Real Estate Management & Development — 0.5%
Iida Home Max, (Japan)	9,659	9,659	—
Tokyu Livable Inc., (Japan)	40,902	40,902	—

	50,561	50,561	—

Thrifts & Mortgage Finance — 0.7%
Hudson City Bancorp Inc.	72,437	72,437	—

Total Financials	326,528	326,528	—

Health Care — 1.1%
Biotechnology — 0.6%
Elan Corp plc, (Ireland)	48,540	48,540	—
PROLOR Biotech Inc., (Israel) (a)	12,995	12,995	—

	61,535	61,535	—

Pharmaceuticals — 0.5%
Warner Chilcott plc, (Ireland)	48,328	48,328	—

Total Health Care	109,863	109,863	—

Industrials — 2.0%
Commercial Services & Supplies — 0.3%
Tokyu Community Corp., (Japan)	26,535	26,535	—

Machinery — 1.1%
CNH Global NV, (Netherlands)	61,324	61,324	—
Invensys plc, (United Kingdom)	49,531	49,531	—

	110,855	110,855	—

Transportation Infrastructure — 0.6%
Gemina SpA, (Italy)	63,365	63,365	—

Total Industrials	200,755	200,755	—

Information Technology — 0.7%
Internet Software & Services — 0.3%
Market Leader Inc. (a)	28,259	28,259	—

IT Services — 0.4%
Lender Processing Services Inc.	43,446	43,446	—

Total Information Technology	71,705	71,705	—

Materials — 0.3%
Chemicals — 0.1%
Ferro Corp.	15,276	15,276	—

Metals & Mining — 0.2%
Rainy River Resources Ltd., (Canada)	15,585	15,585	—

Total Materials	30,861	30,861	—

Total Long Positions of Portfolio Swap	918,511	918,511	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JULY 31, 2013 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Short Positions
Common Stocks
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Office Depot Inc.	33,514	33,514	—

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pioneer Natural Resources Co	12,449	12,449	—

Financials — 2.6%
Commercial Banks — 1.4%
M&T Bank Corp.	44,477	44,477	—
MB Financial Inc.	38,837	38,837	—
PacWest Bancorp	40,530	40,530	—
Union First Market Bankshares Corp.	22,185	22,185	—

	146,029	146,029	—

Insurance — 0.2%
Fidelity National Financial Inc.	20,619	20,619	—

Real Estate Management & Development — 0.7%
Tokyu Land Corp., (Japan)	65,060	65,060	—

Thrifts & Mortgage Finance — 0.3%
Provident New York Bancorp	31,130	31,130	—

Total Financials	262,838	262,838	—

Health Care — 0.8%
Pharmaceuticals — 0.8%
Actavis Inc. (a)	48,469	48,469	—
Perrigo Co.	29,601	29,601	—

	78,070	78,070	—

Total Health Care	78,070	78,070	—

Industrials — 1.2%
Machinery — 0.6%
Fiat Industrial SpA, (Italy)	63,558	63,558	—

Transportation Infrastructure — 0.6%
Atlantia SpA, (Italy)	63,360	63,360	—

Total Industrials	126,918	126,918	—

Information Technology — 0.1%
Internet Software & Services — 0.1%
Trulia Inc.	12,654	12,654	—

Materials — 0.1%
Metals & Mining — 0.1%
New Gold Inc., (Canada)	7,293	7,293	—

Total Short Positions of Portfolio Swap	$533,736	533,736	—

Total of Long and Short Positions of Portfolio Swap	384,775	384,775	—

Cash and Other Receivables [4]			17,889
Financing Costs			(491)
Net Dividends			1,103

Net Swap Contract, at value			$18,501

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAPS:

REIT —	Real Estate Investment Trust.

1	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
2	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
3	Value represents the unrealized gain (loss) of the positions.
4	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap when cash is settled with the counterparty.
(a)	Non-income producing security.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$622,692	$90,849	$—	$713,541
Consumer Staples	94,031	160,232	—	254,263
Energy	45,777	—	—	45,777
Financials	27,132	—	—	27,132
Health Care	169,745	—	—	169,745
Industrials	22,503	—	—	22,503
Information Technology	292,270	—	—	292,270
Materials	29,776	64,816	—	94,592
Telecommunication Services	34,994	—	—	34,994
Utilities	43,054	—	—	43,054

Total Common Stocks	1,381,974	315,897	—	1,697,871

Preferred Stocks
Consumer Discretionary	4,994	—	—	4,994
Financials	10,501	—	—	10,501
Industrials	13,529	—	—	13,529
Information Technology	7,866	—	—	7,866
Materials	33,699	—	—	33,699
Utilities	41,038	—	—	41,038

Total Preferred Stocks	111,627	—	—	111,627

Investment Companies	2,771,739	—	—	2,771,739

Debt Securities
Convertible Bonds
Consumer Discretionary	—	253,863	—	253,863
Consumer Staples	—	40,195	—	40,195
Energy	—	96,480	—	96,480
Financials	—	253,452	—	253,452
Health Care	—	105,073	—	105,073
Industrials	—	96,484	—	96,484
Information Technology	—	192,731	—	192,731
Materials	—	44,574	—	44,574

Total Convertible Bonds	—	1,082,852	—	1,082,852

Corporate Bonds
Financials	—	5,197	—	5,197
Health Care	—	17,281	—	17,281
Information Technology	—	11,940	—	11,940

Total Corporate Bonds	—	34,418	—	34,418

Short-Term Investment
Investment Company	3,500,724	—	—	3,500,724

Total Investments in Securities	$7,766,064	$1,433,167	$—	$9,199,231

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$137,298	$—	$137,298
Futures Contracts	1,592	—	—	1,592
Swaps	—	158,969	—	158,969

Total Appreciation in Other Financial Instruments	$1,592	$296,267	$—	$297,859

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(178,425)	$—	$(178,425)
Futures Contracts	(88,733)	—	—	(88,733)
Swaps	—	(18,839)	—	(18,839)

Total Depreciation in Other Financial Instruments	$(88,733)	$(197,264)	$—	$(285,997)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance. The use of futures contracts exposes the Fund to interest rate and/or security price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(c). Return Swap on Commodity Index — The Fund uses return swaps on commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Return swaps on commodity indices are subject to quarterly resets.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark to market gains to the Fund.

(d). Portfolio Swaps — The Fund entered into portfolio swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of each swap may occur at a reset date or any other date, at the discretion of the Fund and counterparty, over the life of the agreement, and is generally determined based on internal limits and thresholds established at both the Fund and counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The Fund’s activities in each portfolio swap is concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Brazil — 10.5%
802	Banco do Brasil S.A. (m)	8,066
178	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), ADR (m)	7,948
394	Cia de Bebidas das Americas (Preference Shares), ADR (m)	14,882
928	Even Construtora e Incorporadora S.A. (m)	3,453
222	Ez Tec Empreendimentos e Participacoes S.A. (m)	2,664
259	Grendene S.A. (m)	2,425
1,187	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	15,131
94	M. Dias Branco S.A. (m)	3,785
230	Petroleo Brasileiro S.A., ADR (m)	3,139
319	Porto Seguro S.A. (m)	3,574
477	Sul America S.A. (m)	2,886
422	Telefonica Brasil S.A., ADR (m)	9,071
225	Vale S.A., ADR (m)	3,089

		80,113

	China — 17.0%
25,589	China Construction Bank Corp., Class H (m)	19,079
4,234	China Merchants Bank Co., Ltd., Class H (m)	7,111
7,245	China Minsheng Banking Corp., Ltd., Class H (m)	7,316
15,297	China Petroleum & Chemical Corp., Class H (m)	11,362
5,428	China Shanshui Cement Group Ltd. (m)	2,160
7,387	CNOOC Ltd. (m)	13,351
2,586	Dongfeng Motor Group Co., Ltd., Class H (m)	3,465
5,380	Dongyue Group (m)	2,079
332	Giant Interactive Group, Inc., ADR (m)	2,707
1,485	Great Wall Motor Co., Ltd., Class H (m)	6,931
2,695	Guangzhou R&F Properties Co., Ltd., Class H (m)	4,181
28,311	Industrial & Commercial Bank of China Ltd., Class H (m)	18,595
9,632	Lenovo Group Ltd. (m)	8,771
115	NetEase, Inc., ADR (m)	7,347
1,123	Ping An Insurance Group Co. of China Ltd., Class H (m)	7,260
1,523	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (m)	3,163
168	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	3,739
9,162	Zijin Mining Group Co., Ltd., Class H (m)	1,963

		130,580

	Egypt — 0.3%
430	Commercial International Bank Egypt SAE (m)	2,152

	Hong Kong — 6.3%
10,186	Bosideng International Holdings Ltd. (m)	2,113
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i)	—
1,870	China Mobile Ltd. (m)	19,893
2,242	China Overseas Land & Investment Ltd. (m)	6,454
1,278	Digital China Holdings Ltd. (m)	1,403
5,930	Geely Automobile Holdings Ltd. (m)	2,475
18,990	Shenzhen International Holdings Ltd. (m)	2,446
5,358	Shougang Fushan Resources Group Ltd. (m)	1,754
3,214	SJM Holdings Ltd. (m)	8,047
7,660	Skyworth Digital Holdings Ltd. (m)	3,906

		48,491

	Hungary — 1.0%
387	OTP Bank plc (m)	7,799

	India — 6.6%
298	HCL Technologies Ltd. (m)	4,592
847	Housing Development Finance Corp. (m)	11,174
268	Infosys Ltd., ADR (m)	13,323
1,599	Oil & Natural Gas Corp., Ltd. (m)	7,638
231	Oil India Ltd. (m)	1,964
191	Punjab National Bank (m)	1,827
768	Rural Electrification Corp. Ltd. (m)	2,000
329	Tata Motors Ltd., ADR (m)	7,907

		50,425

	Indonesia — 0.4%
4,376	Indofood Sukses Makmur Tbk PT (m)	2,762

	Kazakhstan — 0.2%
122	KazMunaiGas Exploration Production JSC, Reg. S, GDR (m)	1,793

	Mexico — 0.6%
2,753	Compartamos S.A.B. de C.V. (m)	4,982

	Poland — 4.2%
196	Eurocash S.A. (m)	3,651
210	KGHM Polska Miedz S.A. (m)	7,285

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Poland — Continued
937	Powszechna Kasa Oszczednosci Bank Polski S.A. (a) (m)	10,911
71	Powszechny Zaklad Ubezpieczen S.A. (m)	10,087

		31,934

	Qatar — 0.7%
128	Industries Qatar QSC (m)	5,570

	Russia — 9.5%
250	Lukoil OAO, ADR (m)	14,740
82	Magnit OJSC, Reg. S, GDR (m)	4,703
635	MMC Norilsk Nickel OJSC, ADR (m)	8,491
36	Mobile Telesystems OJSC (m)	299
518	Mobile Telesystems OJSC, ADR (m)	10,088
1,424	Rosneft OAO, Reg. S, GDR (m)	10,063
967	Sberbank of Russia (m)	2,782
1,020	Sberbank of Russia, ADR (m)	11,713
269	Tatneft OAO, ADR (m)	9,900

		72,779

	South Africa — 3.7%
689	African Bank Investments Ltd. (m)	1,016
4	Assore Ltd. (m)	131
519	AVI Ltd. (m)	3,023
546	Clicks Group Ltd. (m)	3,170
2,914	FirstRand Ltd. (m)	8,741
390	Imperial Holdings Ltd. (m)	8,122
127	Tiger Brands Ltd. (m)	3,956

		28,159

	South Korea — 14.5%
211	DGB Financial Group, Inc. (m)	3,161
16	GS Home Shopping, Inc. (m)	3,568
76	Halla Visteon Climate Control Corp. (m)	2,258
100	Hite Jinro Co., Ltd. (m)	2,455
89	Hyundai Marine & Fire Insurance Co., Ltd. (m)	2,438
71	Hyundai Motor Co. (m)	14,625
142	Kangwon Land, Inc. (m)	3,607
207	Kia Motors Corp. (m)	11,727
11	Korea Zinc Co., Ltd. (m)	2,715
139	KT&G Corp. (m)	9,337
33	Samsung Electronics Co., Ltd. (m)	37,919
213	SK Hynix, Inc. (a) (m)	5,153
25	SK Telecom Co., Ltd. (m)	4,834
737	Woori Finance Holdings Co., Ltd. (m)	7,373

		111,170

	Taiwan — 12.3%
710	Asustek Computer, Inc. (m)	6,192
1,086	Chicony Electronics Co., Ltd. (m)	2,603
1,764	Chipbond Technology Corp. (a) (m)	3,886
5,464	Fubon Financial Holding Co., Ltd. (m)	7,670
2,699	Hon Hai Precision Industry Co., Ltd. (m)	6,988
805	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	4,170
1,637	Kenda Rubber Industrial Co., Ltd. (a) (m)	4,227
3,749	Lite-On Technology Corp. (m)	6,383
3,744	Pou Chen Corp. (m)	3,831
1,648	Realtek Semiconductor Corp. (m)	3,937
9,666	Taishin Financial Holding Co., Ltd. (m)	4,496
1,446	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	24,560
442	TPK Holding Co., Ltd. (m)	5,188
4,946	Uni-President Enterprises Corp. (m)	10,088

		94,219

	Thailand — 0.9%
6,418	Krung Thai Bank PCL, NVDR (m)	3,631
2,873	Thanachart Capital PCL, NVDR (m)	3,078

		6,709

	Turkey — 5.6%
578	Arcelik A.S. (m)	3,849
210	Koza Altin Isletmeleri A.S. (m)	2,897
517	Tofas Turk Otomobil Fabrikasi A.S. (m)	3,413
295	Tupras Turkiye Petrol Rafinerileri A.S. (m)	6,309
824	Turk Hava Yollari (m)	3,459
789	Turk Telekomunikasyon A.S. (m)	2,826
1,944	Turkiye Garanti Bankasi A.S. (m)	7,586
871	Turkiye Halk Bankasi A.S. (m)	6,542
2,257	Turkiye Is Bankasi, Class C (m)	5,978

		42,859

	United Arab Emirates — 1.7%
4,680	Air Arabia PJSC (m)	1,773
775	Dragon Oil plc (m)	7,291
869	First Gulf Bank PJSC (m)	3,903

		12,967

	United Kingdom — 0.5%
1,232	Old Mutual plc (m)	3,652

	Total Common Stocks (Cost $761,891)	739,115

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.3%
	Brazil — 0.3%
347	Banco do Estado do Rio Grande do Sul S.A., Class B (m) (Cost $3,069)	2,307

Short-Term Investment — 3.7%
	Investment Company — 3.7%
28,180	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.038% (b) (l) (m) (Cost $28,180)	28,180

	Total Investments — 100.5% (Cost $793,140)	769,602
	Liabilities in Excess of Other Assets — (0.5)%	(4,120)

	NET ASSETS — 100.0%	$765,482

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	20.9%
Oil, Gas & Consumable Fuels	11.4
Semiconductors & Semiconductor Equipment	9.8
Automobiles	6.6
Wireless Telecommunication Services	4.6
Insurance	3.9
Metals & Mining	3.7
Computers & Peripherals	3.1
Food Products	3.1
Food & Staples Retailing	2.5
Diversified Financial Services	2.5
IT Services	2.3
Electronic Equipment, Instruments & Components	2.3
Beverages	2.3
Household Durables	1.8
Diversified Telecommunication Services	1.5
Hotels, Restaurants & Leisure	1.5
Thrifts & Mortgage Finance	1.5
Real Estate Management & Development	1.4
Tobacco	1.2
Textiles, Apparel & Luxury Goods	1.1
Distributors	1.1
Internet Software & Services	1.0
Others (each less than 1.0%)	5.2
Short-Term Investment	3.7

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $584,349,000 and 75.9%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,483
Aggregate gross unrealized depreciation	(59,021)

Net unrealized appreciation/depreciation	$(23,538)

Federal income tax cost of investments	$793,140

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$80,113	$—	$—		$80,113
China	13,793	116,787	—		130,580
Egypt	—	2,152	—		2,152
Hong Kong	—	48,491	—	(a)	48,491
Hungary	—	7,799	—		7,799
India	21,230	29,195	—		50,425
Indonesia	—	2,762	—		2,762
Kazakhstan	—	1,793	—		1,793
Mexico	4,982	—	—		4,982
Poland	—	31,934	—		31,934
Qatar	—	5,570	—		5,570
Russia	10,088	62,691	—		72,779
South Africa	—	28,159	—		28,159
South Korea	—	111,170	—		111,170
Taiwan	24,560	69,659	—		94,219
Thailand	—	6,709	—		6,709
Turkey	—	42,859	—		42,859
United Arab Emirates	—	12,967	—		12,967
United Kingdom	—	3,652	—		3,652

Total Common Stocks	154,766	584,349	—	(a)	739,115

Preferred Stock
Brazil	2,307	—	—		2,307

Total Preferred Stock	2,307	—	—		2,307

Short-Term Investment
Investment Company	28,180	—	—		28,180

Total Investments in Securities	$185,253	$584,349	$—	(a)	$769,602

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2013.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.2%
	Brazil — 12.9%
5,838	CCR S.A. (m)	46,168
2,137	Cia de Bebidas das Americas (Preference Shares), ADR (m)	80,743
1,280	Cielo S.A. (m)	31,546
2,098	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	26,755
956	Lojas Renner S.A. (m)	25,320
425	Marcopolo S.A. (m)	2,289
3,685	Petroleo Brasileiro S.A., ADR (m)	52,850
2,002	Ultrapar Participacoes S.A. (m)	47,202
3,411	Vale S.A. (Preference Shares), ADR (m)	41,990
2,184	WEG S.A. (m)	26,704

		381,567

	Chile — 0.8%
1,068	Banco Santander Chile, ADR (m)	24,100

	China — 8.0%
13,280	China Merchants Bank Co., Ltd., Class H (m)	22,300
38,841	CNOOC Ltd. (m)	70,199
7,563	Ping An Insurance Group Co. of China Ltd., Class H (m)	48,920
16,626	Sun Art Retail Group Ltd. (m)	23,098
9,934	Tingyi Cayman Islands Holding Corp. (m)	24,565
5,368	Tsingtao Brewery Co., Ltd., Class H (m)	40,990
3,591	Wumart Stores, Inc., Class H (m)	6,711

		236,783

	Hong Kong — 9.7%
23,220	AIA Group Ltd. (m)	109,906
8,277	China Mobile Ltd. (m)	88,045
9,671	Hang Lung Properties Ltd. (m)	31,306
1,070	Jardine Matheson Holdings Ltd. (m)	58,575

		287,832

	Hungary — 0.8%
1,140	OTP Bank plc (m)	22,950

	India — 16.0%
1,689	ACC Ltd. (m)	32,639
5,472	Ambuja Cements Ltd. (m)	15,070
1,900	Asian Paints Ltd. (m)	15,840
767	HDFC Bank Ltd., ADR (m)	25,231
8,798	Housing Development Finance Corp. (m)	116,084
173	Infosys Ltd. (m)	8,483
1,284	Infosys Ltd., ADR (m)	63,783
6,449	ITC Ltd. (m)	36,260
1,478	Kotak Mahindra Bank Ltd. (m)	15,855
1,785	Larsen & Toubro Ltd. (m)	24,874
3,843	Mahindra & Mahindra Financial Services Ltd. (m)	14,771
1,894	Mahindra & Mahindra Ltd. (m)	28,392
2,524	Tata Consultancy Services Ltd. (m)	75,352

		472,634

	Indonesia — 4.2%
87,490	Astra International Tbk PT (m)	55,363
61,452	Bank Rakyat Indonesia Persero Tbk PT (m)	49,247
6,785	Unilever Indonesia Tbk PT (m)	20,951

		125,561

	Luxembourg — 2.2%
1,456	Tenaris S.A., ADR (m)	64,716

	Malaysia — 1.4%
447	British American Tobacco Malaysia Bhd (m)	8,435
5,935	Public Bank Bhd (m)	31,558

		39,993

	Mexico — 2.7%
4,092	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	25,995
19,667	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	53,815

		79,810

	Russia — 4.9%
1,487	Magnit OJSC, Reg. S, GDR (m)	85,569
10,507	Sberbank of Russia (m)	30,235
2,445	Sberbank of Russia, ADR (m)	28,070

		143,874

	South Africa — 13.2%
4,927	African Bank Investments Ltd. (m)	7,266
2,300	Bidvest Group Ltd. (m)	56,811
820	Capitec Bank Holdings Ltd. (m)	14,975
12,949	FirstRand Ltd. (m)	38,843
680	Imperial Holdings Ltd. (m)	14,174
977	Kumba Iron Ore Ltd. (m)	43,272
1,285	Massmart Holdings Ltd. (m)	21,814
1,454	Mr Price Group Ltd. (m)	18,958
3,654	MTN Group Ltd. (m)	68,410
1,695	Remgro Ltd. (m)	32,368
2,766	Shoprite Holdings Ltd. (m)	46,780
866	Tiger Brands Ltd. (m)	26,946

		390,617

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — 7.6%
131	Hyundai Mobis (m)	31,834
376	Hyundai Motor Co. (m)	77,785
102	Samsung Electronics Co., Ltd. (m)	115,769

		225,388

	Taiwan — 8.0%
13,994	Delta Electronics, Inc. (m)	67,881
5,800	President Chain Store Corp. (m)	43,215
2,732	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	9,292
6,942	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	117,873

		238,261

	Thailand — 0.9%
5,482	Siam Commercial Bank PCL (m)	27,763

	Turkey — 2.6%
6,113	KOC Holding A.S. (m)	26,956
13,186	Turkiye Garanti Bankasi A.S. (m)	51,459

		78,415

	United Kingdom — 4.3%
1,342	SABMiller plc (m)	65,770
2,631	Standard Chartered plc (m)	61,026

		126,796

	Total Common Stocks (Cost $2,697,644)	2,967,060

Preferred Stocks — 0.9%
	Brazil — 0.9%
1,184	Itau Unibanco Holding S.A. (m)	15,150
2,064	Marcopolo S.A. (m)	11,773

	Total Preferred Stocks (Cost $24,691)	26,923

Short-Term Investment — 1.9%
	Investment Company — 1.9%
54,863	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $54,863)	54,863

	Total Investments — 103.0% (Cost $2,777,198)	3,048,846
	Liabilities in Excess of Other Assets — (3.0)%	(89,410)

	NET ASSETS — 100.0%	$2,959,436

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15 .0%
Food & Staples Retailing	9.2
Semiconductors & Semiconductor Equipment	8.0
Beverages	6.1
IT Services	5.9
Oil, Gas & Consumable Fuels	5.6
Automobiles	5.3
Insurance	5.2
Wireless Telecommunication Services	5.1
Industrial Conglomerates	4.7
Thrifts & Mortgage Finance	3.8
Diversified Financial Services	3.1
Metals & Mining	2.8
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.1
Food Products	1.7
Construction Materials	1.6
Transportation Infrastructure	1.5
Tobacco	1.5
Machinery	1.3
Auto Components	1.0
Real Estate Management & Development	1.0
Others (each less than 1.0%)	4.5
Short-Term Investments	1.8

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,209,980,000 and 72.5% respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$437,923
Aggregate gross unrealized depreciation	(166,275)

Net unrealized appreciation/depreciation	$271,648

Federal income tax cost of investments	$2,777,198

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$381,567	$—	$—	$381,567
Chile	24,100	—	—	24,100
China	—	236,783	—	236,783
Hong Kong	—	287,832	—	287,832
Hungary	—	22,950	—	22,950
India	89,014	383,620	—	472,634
Indonesia	—	125,561	—	125,561
Luxembourg	64,716	—	—	64,716
Malaysia	—	39,993	—	39,993
Mexico	79,810	—	—	79,810
Russia	—	143,874	—	143,874
South Africa	—	390,617	—	390,617
South Korea	—	225,388	—	225,388
Taiwan	117,873	120,388	—	238,261
Thailand	—	27,763	—	27,763
Turkey	—	78,415	—	78,415
United Kingdom	—	126,796	—	126,796

Total Common Stocks	757,080	2,209,980	—	2,967,060

Preferred Stocks
Brazil	26,923	—	—	26,923

Total Preferred Stocks	26,923	—	—	26,923

Short-Term Investment
Investment Company	54,863	—	—	54,863

Total Investments in Securities	$838,866	$2,209,980	$—	$3,048,846

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 0.5%

		Mexico — 0.5%
MXN	3,600	Grupo Televisa S.A.B., 7.250%, 05/14/43 (m)	239
MXN	12,240	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., 9.000%, 06/10/28 (e) (m)	874

		Total Corporate Bonds (Cost $1,283)	1,113

	Foreign Government Securities — 74.2%
		Brazil — 4.2%
BRL	2,310	Brazil Letras do Tesouro Nacional, Zero Coupon, 01/01/15 (m)	887
		Brazil Notas do Tesouro Nacional Serie F,
BRL	11,990	10.000%, 01/01/17 (m)	5,112
BRL	1,360	10.000%, 01/01/21 (m)	563
BRL	5,311	10.000%, 01/01/23 (m)	2,213

			8,775

		Chile — 2.9%
CLP	54	Bonos de la Tesoreria de la Republica, 3.000%, 07/01/17 (m)	2,481
CLP	30	Bonos del Banco Central de Chile en UF, 3.000%, 07/01/17 (m)	1,379
CLP	1,057,000	Republic of Chile, 5.500%, 08/05/20 (m)	2,093

			5,953

		Colombia — 2.3%
		Republic of Colombia,
COP	1,800,000	4.375%, 03/21/23 (m)	865
COP	5,105,000	7.750%, 04/14/21 (m)	3,082
COP	1,290,000	9.850%, 06/28/27 (m)	896

			4,843

		Dominican Republic — 0.2%
		Government of Dominican Republic,
DOP	6,000	18.500%, 02/04/28 (m)	200
DOP	5,700	Reg. S., 16.950%, 02/04/22 (m)	178

			378

		Ghana — 0.9%
	1,000	Citigroup, Inc., CLN, 0.000%, 03/07/14 (linked to Government of Ghana, 0.000%, 03/07/14; credit rating B) (i) (m)	796
	167	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana, 16.900%, 03/09/16; credit rating B) (a) (e) (i) (m)	139
	50	Standard Bank plc, CLN, 26.000%, 06/07/17 (linked to Government of Ghana, 26.000%, 06/07/17; credit rating B) (a) (e) (i) (m)	40
	100	Standard Bank plc, CLN, 26.433%, 06/07/17 (linked to Government of Ghana, 26.433%, 06/07/17; credit rating B) (a) (e) (i) (m)	74
	1,606	Standard Chartered Bank, CLN, 21.000%, 10/28/15 (linked to Government of Ghana, 21.000%, 10/28/15; credit rating B) (e) (i) (m)	783

			1,832

		Hungary — 4.7%
		Republic of Hungary,
HUF	235,580	5.500%, 02/12/16 (m)	1,067
HUF	929,230	5.500%, 12/22/16 (m)	4,198
HUF	216,930	5.500%, 12/20/18 (m)	966
HUF	14,020	6.000%, 11/24/23 (m)	60
HUF	460,000	6.750%, 11/24/17 (m)	2,152
HUF	200,000	7.000%, 06/24/22 (m)	926
HUF	95,520	7.500%, 11/12/20 (m)	462

			9,831

		Indonesia — 7.5%
		Republic of Indonesia,
IDR	10,000,000	5.250%, 05/15/18 (m)	886
IDR	33,900,000	5.625%, 05/15/23 (m)	2,746
IDR	2,196,000	6.125%, 05/15/28 (m)	172
IDR	21,200,000	6.625%, 05/15/33 (m)	1,696
IDR	9,300,000	8.250%, 07/15/21 (m)	914
IDR	24,630,000	8.250%, 06/15/32 (m)	2,348
IDR	20,000,000	9.500%, 06/15/15 (m)	2,017
IDR	29,225,000	9.500%, 07/15/31 (m)	3,116
IDR	14,250,000	10.250%, 07/15/22 (m)	1,588

			15,483

		Kenya — 0.3%
	600	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya, 0.000%, 11/15/32; credit rating B+) (i) (m)	606

		Malaysia — 4.5%
		Malaysia Government Bond,
MYR	5,000	3.172%, 07/15/16 (m)	1,530
MYR	3,000	3.492%, 03/31/20 (m)	900
MYR	14,925	3.741%, 02/27/15 (m)	4,634

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued

		Malaysia — Continued
MYR	2,000	3.844%, 04/15/33 (m)	586
MYR	5,850	3.892%, 03/15/27 (m)	1,745

			9,395

		Mexico — 9.2%
		United Mexican States,
MXN	2,667	4.000%, 11/15/40 (m)	227
MXN	17,520	6.500%, 06/10/21 (m)	1,426
MXN	62,700	7.750%, 12/14/17 (m)	5,439
MXN	5,000	7.750%, 05/29/31 (m)	425
MXN	14,000	7.750%, 11/13/42 (m)	1,167
MXN	56,600	8.000%, 06/11/20 (m)	5,037
MXN	7,200	8.500%, 05/31/29 (m)	661
MXN	15,850	8.500%, 11/18/38 (m)	1,429
MXN	30,200	10.000%, 12/05/24 (m)	3,142
MXN	870	10.000%, 11/20/36 (m)	90

			19,043

		Nigeria — 3.8%
		Nigeria Government Bond,
NGN	544,500	10.000%, 07/23/30 (m)	2,545
NGN	138,000	16.390%, 01/27/22 (m)	968
		Nigeria Treasury Bills,
NGN	320,000	0.000%, 04/10/14 (m)	1,813
NGN	207,262	0.000%, 04/24/14 (m)	1,176
NGN	230,000	0.000%, 05/08/14 (m)	1,301

			7,803

		Peru — 1.5%
		Republic of Peru,
PEN	3,021	Reg. S., 6.900%, 08/12/37 (m)	1,160
PEN	5,016	Reg. S., 6.950%, 08/12/31 (m)	1,934

			3,094

		Poland — 4.5%
		Poland Government Bond,
PLN	8,000	5.250%, 10/25/17 (m)	2,689
PLN	2,250	5.500%, 10/25/19 (m)	775
PLN	14,840	5.750%, 09/23/22 (m)	5,219
PLN	1,935	5.750%, 04/25/29 (m)	703

			9,386

		Romania — 4.3%
		Republic of Romania,
RON	6,000	5.750%, 01/27/16 (m)	1,853
RON	2,750	5.750%, 04/29/20 (m)	854
RON	2,000	5.850%, 04/26/23 (m)	632
RON	17,630	5.900%, 07/26/17 (m)	5,528

			8,867

		Russia — 9.3%
		Russian Federation,
RUB	92,900	7.000%, 01/25/23 (m)	2,746
RUB	16,000	7.050%, 01/19/28 (m)	453
RUB	61,000	7.350%, 01/20/16 (m)	1,898
RUB	42,000	7.400%, 04/19/17 (m)	1,317
RUB	103,500	7.500%, 03/15/18 (m)	3,275
RUB	167,000	7.500%, 02/27/19 (m)	5,255
RUB	28,170	7.600%, 04/14/21 (m)	885
RUB	110,700	7.600%, 07/20/22 (m)	3,442

			19,271

		South Africa — 6.0%
		Republic of South Africa,
ZAR	13,000	6.250%, 03/31/36 (m)	974
ZAR	20,520	6.750%, 03/31/21 (m)	1,981
ZAR	23,443	7.000%, 02/28/31 (m)	2,004
ZAR	24,501	8.750%, 02/28/48 (m)	2,366
ZAR	17,000	10.500%, 12/21/26 (m)	2,043
ZAR	27,490	13.500%, 09/15/15 (m)	3,183

			12,551

		Sri Lanka — 0.2%
LKR	67,390	Citigroup Funding Inc., CLN, 8.500%, 04/01/18 (linked to Republic of Sri Lanka, 8.500%, 04/01/18; credit rating B+) (i) (m)	461

		Thailand — 2.7%
		Thailand Government Bond,
THB	39,100	3.580%, 12/17/27 (m)	1,156
THB	82,500	3.875%, 06/13/19 (m)	2,668
THB	33,563	Reg. S., 1.250%, 03/12/28 (m)	1,033
THB	21,117	Reg. S., 1.259%, 07/14/21 (m)	661

			5,518

		Turkey — 5.2%
		Republic of Turkey,
TRY	1,088	3.192%, 02/23/22 (m)	560
TRY	7,698	8.500%, 09/14/22 (m)	3,780
TRY	3,460	9.000%, 03/08/17 (m)	1,787
TRY	1,740	9.500%, 01/12/22 (m)	908
TRY	6,890	10.500%, 01/15/20 (m)	3,807

			10,842

		Total Foreign Government Securities (Cost $167,522)	153,932

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NOTIONAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Options Purchased — 0.1%

		Foreign Exchange Currency Options — 0.1% (g)
		Australia — 0.0% (g)
AUD	4,564	ZAR Put/AUD Call, Expiring 08/08/13 @ 9.10 ZAR to 1 AUD, Vanilla, European Style	7

		United States — 0.1%
	4,249	MXN Put/USD Call, Expiring 09/23/13 @ 12.95 MXN to 1 USD, Vanilla, European Style	66
	4,249	MXN Put/USD Call, Expiring 09/23/13 @ 12.95 MXN to 1 USD, Vanilla, European Style	66
	8,498	PLN Put/USD Call, Expiring 09/23/13 @ 3.30 PLN to 1 USD, Vanilla, European Style	74

			206

		Total Options Purchased (Cost $237)	213

SHARES
	Short-Term Investment — 21.9%
		Investment Company — 21.9%
	45,505	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $45,505)	45,505

		Total Investments — 96.7% (Cost $214,547)	200,763
		Other Assets in Excess of Liabilities — 3.3%	6,793

		NET ASSETS — 100.0%	$207,556

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(49)	10 Year U.S. Treasury Note	09/19/13	(6,195)	49

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,666,584	AUD	BNP Paribas	09/18/13	4,293	4,181	(112)
4,771,523	AUD	Westpac Banking Corp.	09/18/13	4,512	4,275	(237)
20,186,816	BRL	Goldman Sachs International †	10/16/13	8,774	8,704	(70)
1,304,958	BRL	State Street Bank & Trust †	10/16/13	566	563	(3)
16,521,625,056	COP	Union Bank of Switzerland AG †	09/18/13	8,549	8,673	124
4,338,133,471	COP	Goldman Sachs International †	10/16/13	2,236	2,270	34
87,789,177	CZK	Deutsche Bank AG	09/18/13	4,575	4,502	(73)
987,029,062	HUF	Deutsche Bank AG	09/18/13	4,334	4,368	34
79,079,962	HUF	Union Bank of Switzerland AG	09/18/13	350	350	— (h)
248,240,622	HUF	Citibank, N.A.	10/16/13	1,098	1,096	(2)
367,049,353	HUF	Royal Bank of Scotland	10/16/13	1,594	1,620	26
30,806,819,202	IDR	Citibank, N.A. †	10/16/13	2,959	2,900	(59)
7,792,386,324	IDR	State Street Bank & Trust †	10/16/13	751	733	(18)
11,322,296,436	IDR	Union Bank of Switzerland AG †	10/16/13	1,092	1,066	(26)
14,984,362	ILS	HSBC Bank, N.A.	09/18/13	4,101	4,200	99
849,726,051	JPY	State Street Corp.	09/18/13	8,535	8,681	146
9,716,894,266	KRW	Union Bank of Switzerland AG †	09/17/13	8,521	8,647	126
55,890,640	MXN	BNP Paribas	09/18/13	4,270	4,356	86
54,440,084	MXN	Credit Suisse International	09/18/13	4,145	4,242	97
114,556,291	MXN	Deutsche Bank AG	09/18/13	8,890	8,928	38
7,920,900	MXN	Citibank, N.A.	10/16/13	630	616	(14)
13,455,575	MXN	National Australia Bank	10/16/13	1,050	1,046	(4)
4,621,527	MXN	Westpac Banking Corp.	10/16/13	357	359	2
13,634,326	MYR	BNP Paribas †	09/18/13	4,266	4,189	(77)
41,746,413	MYR	Union Bank of Switzerland AG †	10/16/13	13,005	12,805	(200)
2,827,528	PEN	Goldman Sachs International †	10/16/13	1,010	1,004	(6)
181,409,135	PHP	BNP Paribas †	09/18/13	4,196	4,186	(10)
46,050,445	PHP	Union Bank of Switzerland AG †	10/16/13	1,057	1,063	6
13,682,516	PLN	Deutsche Bank AG	09/18/13	4,259	4,268	9
15,101,477	PLN	Union Bank of Switzerland AG	09/18/13	4,689	4,711	22
1,188,695	PLN	Citibank, N.A.	10/16/13	369	370	1
1,675,752	PLN	Credit Suisse International	10/16/13	494	522	28
639,526	PLN	Goldman Sachs International	10/16/13	199	199	— (h)
43,237,270	PLN	Royal Bank of Scotland	10/16/13	12,781	13,465	684
635,718	PLN	State Street Corp.	10/16/13	198	198	— (h)
880,160	PLN	Union Bank of Switzerland AG	10/16/13	272	274	2
6,696,563	RON	Goldman Sachs International	10/16/13	2,014	2,003	(11)
136,631,132	RUB	Goldman Sachs International †	09/18/13	4,171	4,108	(63)
141,821,092	RUB	Union Bank of Switzerland AG †	09/18/13	4,337	4,265	(72)
28,259,850	RUB	Citibank, N.A. †	10/16/13	862	846	(16)
15,809,258	RUB	Goldman Sachs International †	10/16/13	468	473	5
27,582,094	RUB	HSBC Bank, N.A. †	10/16/13	823	826	3
5,643,863	SGD	HSBC Bank, N.A.	09/18/13	4,451	4,441	(10)
12,989,779	THB	Credit Suisse International	10/16/13	416	413	(3)
266,084,115	THB	Union Bank of Switzerland AG	10/16/13	8,462	8,465	3
8,167,175	TRY	HSBC Bank, N.A.	09/18/13	4,236	4,180	(56)
3,571,583	TRY	Deutsche Bank AG	10/21/13	1,820	1,817	(3)
14,536,619	TRY	Royal Bank of Scotland	10/21/13	7,360	7,394	34
8,002,340	TRY	Societe Generale	10/21/13	4,118	4,070	(48)
42,230,777	ZAR	Credit Suisse International	09/18/13	4,285	4,251	(34)
21,098,628	ZAR	Citibank, N.A.	10/16/13	2,069	2,115	46
20,809,095	ZAR	Credit Suisse International	10/16/13	2,069	2,086	17
5,023,127	ZAR	HSBC Bank, N.A.	10/16/13	502	504	2
86,489,903	ZAR	Royal Bank of Scotland	10/16/13	8,488	8,671	183
				193,928	194,558	630

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,771,523	AUD	Union Bank of Switzerland AG	09/18/13	4,523	4,275	248
4,666,584	AUD	Westpac Banking Corp.	09/18/13	4,223	4,180	43
2,939,865,730	CLP	Citibank, N.A. †	10/16/13	5,727	5,659	68
16,521,625,056	COP	Deutsche Bank AG †	09/18/13	8,601	8,674	(73)
87,789,177	CZK	BNP Paribas	09/18/13	4,431	4,501	(70)
1,066,109,024	HUF	Deutsche Bank AG	09/18/13	4,731	4,719	12
280,848,120	HUF	Credit Suisse International	10/16/13	1,212	1,239	(27)
12,664,253,888	IDR	Citibank, N.A. †	10/16/13	1,184	1,192	(8)
37,257,248,074	IDR	Goldman Sachs International †	10/16/13	3,484	3,507	(23)
14,984,362	ILS	Credit Suisse International	09/18/13	4,120	4,200	(80)
406,990,538	JPY	State Street Corp.	09/18/13	4,147	4,158	(11)
406,544,156	JPY	Union Bank of Switzerland AG	09/18/13	4,286	4,153	133
36,191,357	JPY	Westpac Banking Corp.	09/18/13	362	370	(8)
4,877,941,431	KRW	BNP Paribas †	09/17/13	4,249	4,341	(92)
4,838,952,835	KRW	Union Bank of Switzerland AG †	09/17/13	4,301	4,306	(5)
53,111,038	MXN	BNP Paribas	09/18/13	4,188	4,139	49
58,930,894	MXN	HSBC Bank, N.A.	09/18/13	4,560	4,593	(33)
5,604,639	MXN	State Street Corp.	09/18/13	442	437	5
107,240,444	MXN	Union Bank of Switzerland AG	09/18/13	8,417	8,358	59
10,460,235	MXN	Citibank, N.A.	10/16/13	794	812	(18)
6,610,784	MXN	Royal Bank of Canada	10/16/13	510	514	(4)
13,634,326	MYR	BNP Paribas †	09/18/13	4,225	4,190	35
1,183,083	MYR	Goldman Sachs International †	10/16/13	369	362	7
4,728,772	MYR	State Street Bank & Trust †	10/16/13	1,468	1,450	18
1,569,481	PEN	Citibank, N.A. †	10/16/13	564	558	6
1,134,078	PLN	BNP Paribas	09/18/13	350	354	(4)
13,682,516	PLN	Credit Suisse International	09/18/13	4,209	4,268	(59)
13,967,399	PLN	Goldman Sachs International	09/18/13	4,231	4,357	(126)
3,214,473	PLN	Citibank, N.A.	10/16/13	952	1,001	(49)
5,561,015	PLN	Goldman Sachs International	10/16/13	1,651	1,732	(81)
2,074,036	RON	Citibank, N.A.	10/16/13	605	620	(15)
3,986,673	RON	Credit Suisse International	10/16/13	1,162	1,192	(30)
17,386,059	RON	Union Bank of Switzerland AG	10/16/13	5,013	5,201	(188)
136,631,132	RUB	BNP Paribas †	09/18/13	4,176	4,109	67
141,821,092	RUB	Deutsche Bank AG †	09/18/13	4,406	4,264	142
17,009,195	RUB	Citibank, N.A. †	10/16/13	508	509	(1)
41,242,250	RUB	Goldman Sachs International †	10/16/13	1,244	1,235	9
5,428,147	SGD	BNP Paribas	09/18/13	4,259	4,271	(12)
5,643,863	SGD	Societe Generale	09/18/13	4,498	4,442	56
8,167,175	TRY	HSBC Bank, N.A.	09/18/13	4,185	4,180	5
921,043	TRY	Deutsche Bank AG	10/21/13	474	469	5
4,107,640	TRY	Royal Bank of Scotland	10/21/13	2,059	2,089	(30)
4,099,709	TRY	State Street Corp.	10/21/13	2,060	2,085	(25)
42,230,777	ZAR	HSBC Bank, N.A.	09/18/13	4,188	4,251	(63)
3,403,134	ZAR	Credit Suisse International	10/16/13	333	341	(8)
41,950,352	ZAR	Merrill Lynch International	10/16/13	4,226	4,206	20
5,429,641	ZAR	Union Bank of Switzerland AG	10/16/13	547	544	3
				140,454	140,607	(153)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT		VALUE
Bank of America	6 month THBFIX semi-annually	3.860 semi-annually	03/19/23	THB	117,000	(22)
Bank of America	3 month MOSPRIME quarterly	6.770% annually	04/26/15	RUB	39,400	21
Bank of America	3 month MOSPRIME quarterly	6.795% annually	05/08/15	RUB	83,900	3
Bank of America	3 month MOSPRIME quarterly	6.800% annually	04/30/15	RUB	84,500	49
Bank of America	3 month MOSPRIME quarterly	6.800% annually	05/06/15	RUB	17,000	1
Bank of America	6 month CLICP semi-annually	4.650% semi-annually	05/13/18	CLP	985,300	(11)
Citibank N.A.	3 month JIBAR quarterly	6.030% quarterly	03/15/18	ZAR	37,500	(170)
Citibank N.A.	6 month WIBOR semi-annually	3.380% annually	03/18/16	PLN	15,450	12
Deutsche Bank AG (London)	3 month JIBAR quarterly	6.820% quarterly	04/10/23	ZAR	60,000	(576)
Deutsche Bank AG (London)	3 month KLIBOR quarterly	3.845% quarterly	03/14/23	MYR	14,100	(502)
Deutsche Bank AG (London)	6 month WIBOR semi-annually	3.485% annually	03/18/18	PLN	16,800	(8)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/15	BRL	9,050	(86)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/17	BRL	1,808	(39)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/17	BRL	2,000	(39)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/15	BRL	5,000	(20)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/02/15	BRL	8,826	(72)
Deutsche Bank AG (London)	Brazilian Consumer Price Index	Brazilian Real	01/04/16	BRL	5,660	8

						(1,451)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DOP	—	Dominican Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
KRW	—	Korean Republic Won
MOSPRIME	—	Moscow Prime Offered Rate
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
THBFIX	—	Thai Baht Interest Rate Fixing
TRY	—	Turkish Lira
USD	—	United States Dollar
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Non-deliverable forward.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$579
Aggregate gross unrealized depreciation	(14,363)

Net unrealized appreciation/depreciation	$(13,784)

Federal income tax cost of investments	$214,547

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,113	$—	$1,113
Foreign Government Securities	—	151,033	2,899	153,932
Options Purchased	213	—	—	213
Short-Term Investment
Investment Company	45,505	—	—	45,505

Total Investments in Securities	$45,718	$152,146	$2,899	$200,763

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,847	$—	$2,847
Futures Contracts	49	—	—	49
Interest Rate Swaps	—	94	$—	94

Total Appreciation in Other Financial Instruments	$49	$2,941	$—	$2,990

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,370)	$—	$(2,370)
Interest Rate Swaps	—	(1,545)	—	(1,545)

Total Depreciation in Other Financial Instruments	$—	$(3,915)	$—	$(3,915)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The following is a summary of investments for which unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/13
Foreign Government Securities	$144	$—	$(459)	$(10)	$3,374	$(150)	$—	$—	$2,899

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(459,000).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 59.1%
		Canada — 10.4%
		Government of Canada,
CAD	6,900	1.500%, 11/01/13 (m)	6,725
CAD	11,900	2.500%, 09/01/13 (m)	11,599

			18,324

		Denmark — 1.3%
DKK	12,450	Kommunekredit, 4.000%, 01/01/16 (m)	2,401

		Germany — 6.9%
		KFW,
NOK	5,200	3.250%, 04/28/14 (m)	891
SEK	2,520	3.250%, 05/05/14 (m)	392
NOK	9,900	3.750%, 09/25/15 (m)	1,743
NOK	2,090	4.000%, 12/15/14 (m)	365
NOK	27,000	5.000%, 05/15/15 (m)	4,822
AUD	3,500	5.500%, 07/25/16 (m)	3,356
AUD	630	6.000%, 08/28/14 (m)	585

			12,154

		Indonesia — 4.8%
IDR	83,290,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	8,399

		Mexico — 12.0%
		United Mexican States,
MXN	77,100	8.000%, 12/19/13 (m)	6,126
MXN	89,100	8.000%, 12/17/15 (m)	7,569
MXN	89,030	9.500%, 12/18/14 (m)	7,470

			21,165

		Norway — 1.7%
		Kommunalbanken A.S.,
NOK	3,500	3.500%, 09/11/15 (m)	613
AUD	730	5.100%, 02/24/15 (m)	677
AUD	1,100	6.000%, 10/21/14 (m)	1,026
AUD	700	6.000%, 03/16/15 (m)	657

			2,973

		Poland — 2.7%
PLN	14,800	Poland Government Bond, 5.500%, 04/25/15 (m)	4,834

		Russia — 2.2%
		Russian Federation,
RUB	58,000	7.000%, 06/03/15 (m)	1,786
RUB	66,500	7.600%, 07/20/22 (m)	2,068

			3,854

		South Africa — 2.3%
ZAR	34,850	Republic of South Africa, 13.500%, 09/15/15 (m)	4,035

		South Korea — 5.5%
AUD	2,000	Export-Import Bank of Korea, 5.000%, 07/27/15 (m)	1,833
KRW	8,726,000	Republic of Korea, 3.500%, 06/10/14 (m)	7,820

			9,653

		Sweden — 1.1%
SEK	12,000	Kommuninvest I Sverige AB, 4.000%, 08/12/17 (m)	1,977

		Thailand — 3.7%
		Kingdom of Thailand,
THB	59,700	3.650%, 12/17/21 (m)	1,881
THB	142,360	5.250%, 05/12/14 (m)	4,636

			6,517

		Turkey — 4.5%
		Republic of Turkey,
TRY	5,000	6.500%, 01/07/15 (m)	2,496
TRY	2,350	10.000%, 12/04/13 (m)	1,221
TRY	5,675	10.000%, 06/17/15 (m)	2,978
TRY	2,325	16.000%, 08/28/13 (m)	1,208

			7,903

		Total Foreign Government Securities (Cost $107,311)	104,189

	Supranational — 7.3%
AUD	2,200	EUROFIMA, 5.625%, 10/24/16 (m)	2,100
		European Investment Bank,
CHF	880	3.500%, 01/28/14 (m)	966
NOK	3,000	3.750%, 05/15/15 (m)	526
NOK	20,000	4.000%, 05/15/14 (m)	3,453
SEK	31,000	4.500%, 05/05/14 (m)	4,864
AUD	230	6.000%, 08/14/13 (m)	207
		International Bank for Reconstruction & Development,
AUD	350	5.140%, 05/20/14 (m)	320
AUD	420	5.230%, 01/28/14 (m)	381

		Total Supranational (Cost $13,347)	12,817

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 33.3%
	Investment Company — 33.3%
58,731	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $58,731)	58,731

	Total Investments — 99.7% (Cost $179,389)	175,737
	Other Assets in Excess of Liabilities — 0.3%	538

	NET ASSETS — 100.0%	$176,275

Percentages indicated are based on net assets.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
12,354,124	AED	Deutsche Bank AG	08/29/13	3,364	3,364	— (h)
22,387,743	ARS	Citibank, N.A. †	08/29/13	3,968	3,953	(15)
3,094,435	AUD	BNP Paribas	08/29/13	2,830	2,776	(54)
54,684,451	BRL	Citibank, N.A. †	08/29/13	24,250	23,823	(427)
5,388,665	CHF	BNP Paribas	08/29/13	5,713	5,824	111
287,691,412	CNY	Goldman Sachs International †	08/29/13	46,473	46,487	14
6,426,429,024	COP	State Street Bank & Trust †	08/29/13	3,391	3,381	(10)
7,779,161,635	IDR	Citibank, N.A. †	08/29/13	745	747	2
20,089,515,394	IDR	Deutsche Bank AG †	08/29/13	1,925	1,930	5
1,089,336,203	INR	Goldman Sachs International †	08/29/13	18,101	17,806	(295)
3,968,976,392	KRW	Goldman Sachs International †	08/29/13	3,548	3,537	(11)
71,949,893	MXN	Citibank, N.A.	08/29/13	5,692	5,617	(75)
3,176,580	PLN	Citibank, N.A.	08/29/13	995	992	(3)
435,155,122	RUB	Deutsche Bank AG †	08/29/13	13,324	13,128	(196)
24,814,044	RUB	HSBC Bank, N.A. †	08/29/13	762	749	(13)
21,493,180	SAR	Union Bank of Switzerland AG	08/29/13	5,730	5,731	1
54,155,232	THB	HSBC Bank, N.A.	08/29/13	1,736	1,727	(9)
2,003,069	TRY	Citibank, N.A.	08/29/13	1,041	1,029	(12)
146,424,642	TWD	Union Bank of Switzerland AG †	08/29/13	4,891	4,877	(14)
				148,479	147,478	(1,001)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,347,900	AED	Goldman Sachs International	08/29/13	367	367	— (h)
1,429,600	AED	HSBC Bank, N.A.	08/29/13	389	389	— (h)
1,671,284	ARS	Deutsche Bank AG †	08/29/13	295	295	— (h)
957,835	ARS	Goldman Sachs International †	08/29/13	168	169	(1)
1,415,872	ARS	HSBC Bank, N.A. †	08/29/13	250	250	— (h)
1,526,437	AUD	Deutsche Bank AG	08/29/13	1,409	1,370	39
1,754,210	AUD	Goldman Sachs International	08/29/13	1,615	1,574	41
278,467	AUD	HSBC Bank, N.A.	08/29/13	254	249	5
617,479	BRL	Citibank, N.A. †	08/29/13	271	269	2
3,831,480	BRL	Deutsche Bank AG †	08/29/13	1,711	1,669	42
2,166,852	BRL	Goldman Sachs International †	08/29/13	959	944	15
6,493,927	BRL	HSBC Bank, N.A. †	08/29/13	2,880	2,829	51
2,107,565	CAD	Deutsche Bank AG	08/29/13	2,038	2,051	(13)
2,051,240	CAD	Goldman Sachs International	08/29/13	1,989	1,996	(7)
523,487	CAD	HSBC Bank, N.A.	08/29/13	506	509	(3)
21,305	CAD	TD Bank Financial Group	08/29/13	21	21	— (h)
710,685	CHF	Deutsche Bank AG	08/29/13	760	768	(8)
687,358	CHF	Goldman Sachs International	08/29/13	734	743	(9)
68,628	CHF	HSBC Bank, N.A.	08/29/13	74	74	— (h)
2,016,987	CNY	Citibank, N.A. †	08/29/13	326	326	— (h)
344,074	CNY	Deutsche Bank AG †	08/29/13	56	56	— (h)
11,384,672	CNY	Goldman Sachs International †	08/29/13	1,836	1,839	(3)
23,266,909	CNY	HSBC Bank, N.A. †	08/29/13	3,762	3,760	2
2,720,751	CNY	Union Bank of Switzerland AG †	08/29/13	440	440	— (h)
28,081,947	CNY	Westpac Banking Corp. †	08/29/13	4,540	4,537	3
443,411,281	COP	Deutsche Bank AG †	08/29/13	234	233	1
247,451,608	COP	Goldman Sachs International †	08/29/13	130	130	— (h)
791,846,345	COP	HSBC Bank, N.A. †	08/29/13	419	417	2

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,837,570	DKK	Deutsche Bank AG	08/29/13	326	328	(2)
1,415,890	DKK	Goldman Sachs International	08/29/13	251	253	(2)
103,797	DKK	HSBC Bank, N.A.	08/29/13	18	18	— (h)
207,553	DKK	TD Bank Financial Group	08/29/13	36	37	(1)
6,329,073,835	IDR	Deutsche Bank AG †	08/29/13	602	608	(6)
3,057,884,336	IDR	Goldman Sachs International †	08/29/13	291	294	(3)
6,004,540,629	IDR	HSBC Bank, N.A. †	08/29/13	578	577	1
39,589,245,817	IDR	Union Bank of Switzerland AG †	08/29/13	3,806	3,802	4
77,252,312	INR	Deutsche Bank AG †	08/29/13	1,290	1,263	27
51,175,986	INR	Goldman Sachs International †	08/29/13	857	836	21
116,254,004	INR	HSBC Bank, N.A. †	08/29/13	1,944	1,901	43
901,490,675	KRW	Deutsche Bank AG †	08/29/13	804	803	1
523,255,162	KRW	Goldman Sachs International †	08/29/13	468	467	1
1,389,566,405	KRW	HSBC Bank, N.A. †	08/29/13	1,241	1,238	3
17,069,445	MXN	Deutsche Bank AG	08/29/13	1,358	1,333	25
20,226,847	MXN	Goldman Sachs International	08/29/13	1,606	1,580	26
3,327,588	MXN	HSBC Bank, N.A.	08/29/13	261	259	2
161,825,447	MXN	TD Bank Financial Group	08/29/13	12,920	12,634	286
1,893,655	NOK	Deutsche Bank AG	08/29/13	319	321	(2)
3,198,802	NOK	Goldman Sachs International	08/29/13	541	542	(1)
218,764	NOK	HSBC Bank, N.A.	08/29/13	37	37	— (h)
46,212,691	NOK	TD Bank Financial Group	08/29/13	7,719	7,834	(115)
2,380,474	PLN	Deutsche Bank AG	08/29/13	744	743	1
1,972,790	PLN	Goldman Sachs International	08/29/13	617	616	1
118,244	PLN	HSBC Bank, N.A.	08/29/13	37	37	— (h)
802,382	PLN	State Street Corp.	08/29/13	247	250	(3)
7,801,241	RUB	Citibank, N.A. †	08/29/13	237	236	1
41,296,087	RUB	Deutsche Bank AG †	08/29/13	1,269	1,246	23
23,037,355	RUB	Goldman Sachs International †	08/29/13	706	695	11
70,713,526	RUB	HSBC Bank, N.A. †	08/29/13	2,171	2,133	38
207,926	SAR	BNP Paribas	08/29/13	56	56	— (h)
2,454,415	SAR	HSBC Bank, N.A.	08/29/13	654	654	— (h)
2,394,604	SAR	Union Bank of Switzerland AG	08/29/13	638	638	— (h)
2,151,538	SEK	Deutsche Bank AG	08/29/13	332	330	2
3,128,472	SEK	Goldman Sachs International	08/29/13	483	480	3
239,342	SEK	HSBC Bank, N.A.	08/29/13	37	37	— (h)
19,853,702	SEK	State Street Corp.	08/29/13	3,023	3,043	(20)
1,980,624	THB	Deutsche Bank AG	08/29/13	64	63	1
12,576,770	THB	Goldman Sachs International	08/29/13	405	401	4
159,121,511	THB	State Street Corp.	08/29/13	5,107	5,076	31
1,868,001	TRY	Deutsche Bank AG	08/29/13	969	959	10
1,745,504	TRY	Goldman Sachs International	08/29/13	908	897	11
2,038,816	TRY	State Street Corp.	08/29/13	1,052	1,048	4
9,986,910	TWD	Deutsche Bank AG †	08/29/13	334	333	1
6,162,817	TWD	Goldman Sachs International †	08/29/13	206	205	1
17,013,979	TWD	HSBC Bank, N.A. †	08/29/13	569	567	2
4,912,835	ZAR	Deutsche Bank AG	08/29/13	499	496	3
4,351,512	ZAR	Goldman Sachs International	08/29/13	445	440	5
791,262	ZAR	State Street Corp.	08/29/13	79	79	— (h)
				87,594	86,997	597

†	Non -deliverable forward.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AED	—	Arab Emirates Dirham
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
IDR	—	Indonesian Rupiah
INR	—	India rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars)
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,612
Aggregate gross unrealized depreciation	(5,264)

Net unrealized appreciation/depreciation	(3,652)

Federal income tax cost of investments	179,389

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$58,731	$117,006	$—	$175,737
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$929	$—	$929
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,333)	$—	$(1,333)

(a) All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 34.3%
	Belgium — 0.5%
2,931	Ageas	117,402

	Denmark — 0.1%
163	Novo Nordisk A/S, Class B	27,656

	France — 2.6%
8,575	AXA S.A.	189,005
465	BNP Paribas S.A.	30,150
1,737	Cap Gemini S.A.	95,003
2,558	European Aeronautic Defence and Space Co. N.V.	153,186
1,230	Sanofi	128,761

		596,105

	Germany — 3.1%
967	Allianz SE	150,689
1,049	Bayer AG	121,931
488	Deutsche Bank AG	22,015
2,128	Deutsche Post AG	59,507
4,323	Deutsche Telekom AG	52,568
5,332	Deutsche Wohnen AG	93,982
2,033	GSW Immobilien AG	82,450
479	Muenchener Rueckversicherungs AG	95,116
2,453	TAG Immobilien AG	29,085

		707,343

	Ireland — 0.5%
11,254	Henderson Group plc	28,033
4,624	Smurfit Kappa Group plc	93,515

		121,548

	Japan — 6.7%
2,400	Anritsu Corp.	30,112
9,000	Asahi Kasei Corp.	56,918
4,300	Bridgestone Corp.	152,249
1,000	Daihatsu Motor Co., Ltd.	21,980
300	Daito Trust Construction Co., Ltd.	27,412
300	East Japan Railway Co.	24,136
24,500	Haseko Corp. (a)	30,420
15,000	Hitachi Ltd.	100,487
400	Honda Motor Co., Ltd.	14,816
10,000	Isuzu Motors Ltd.	70,904
3,000	Japan Tobacco, Inc.	104,733
13,000	Mazda Motor Corp. (a)	54,165
19,500	Mitsubishi UFJ Financial Group, Inc.	120,959
35,800	Mizuho Financial Group, Inc.	74,458
4,300	Moshi Moshi Hotline, Inc.	53,549
900	Nippon Telegraph & Telephone Corp.	45,405
1,000	Nissan Motor Co., Ltd.	10,442
3,700	ORIX Corp.	54,912
3,000	Sekisui House Ltd.	38,708
3,400	Sumitomo Mitsui Financial Group, Inc.	155,333
16,000	Sumitomo Mitsui Trust Holdings, Inc.	73,585
1,600	Sumitomo Rubber Industries Ltd.	26,625
2,300	Toyota Motor Corp.	139,957
2,400	Yamaha Motor Co., Ltd.	32,148

		1,514,413

	Netherlands — 2.1%
18,019	Aegon N.V.	138,843
597	ASML Holding N.V.	53,778
158	Chicago Bridge & Iron Co. N.V. (m)	9,414
5,018	Delta Lloyd N.V.	108,442
1,954	Nutreco N.V.	91,747
934	Royal Dutch Shell plc, Class A	31,869
1,943	Wolters Kluwer N.V.	46,935

		481,028

	Norway — 1.1%
28,522	Grieg Seafood ASA (a)	75,990
95,494	Marine Harvest ASA	96,371
7,441	Salmar ASA (a)	75,132

		247,493

	Singapore — 0.6%
50,000	First Real Estate Investment Trust	47,769
106,000	Lippo Malls Indonesia Retail Trust (m)	41,261
45,000	Mapletree Logistics Trust	37,724

		126,754

	Spain — 0.1%
456	Viscofan S.A.	23,486

	Switzerland — 3.6%
2,125	Credit Suisse Group AG (a)	62,419
1,749	Nestle S.A.	118,377
1,411	Novartis AG	101,432
481	Pentair Ltd.	29,380
733	Roche Holding AG	180,383
1,436	Swiss Re AG (a)	114,495
4,624	UBS AG (a)	91,052
391	Zurich Insurance Group AG (a)	105,323

		802,861

	United Kingdom — 5.4%
11,323	BAE Systems plc	76,790
27,776	Barclays plc	121,353

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	United Kingdom — Continued
6,079	Barratt Developments plc (a)	30,135
1,791	Berkeley Group Holdings plc	61,520
8,400	BP plc	58,034
11,940	BT Group plc	61,780
527	Delphi Automotive plc	28,311
11,940	GKN plc	63,500
3,381	GlaxoSmithKline plc	86,498
3,377	Lancashire Holdings Ltd.	41,408
14,828	Legal & General Group plc	43,513
96,173	Lloyds Banking Group plc (a)	100,132
3,039	Persimmon plc (a)	57,114
6,165	Prudential plc	109,489
7,186	Standard Life plc	41,497
18,290	Taylor Wimpey plc	29,651
21,709	Vodafone Group plc	65,020
2,472	William Hill plc	18,291
6,513	WPP plc	117,586

		1,211,622

	United States — 7.9%
304	Actavis, Inc. (a) (m)	40,818
574	Allstate Corp. (The) (m)	29,263
884	Altria Group, Inc. (m)	30,993
379	AmerisourceBergen Corp. (m)	22,084
80	Apple, Inc. (m)	36,200
2,955	Bank of America Corp. (m)	43,143
430	Berkshire Hathaway, Inc., Class B (a) (m)	49,824
115	BlackRock, Inc. (m)	32,425
371	Boeing Co. (The) (m)	38,992
600	CBS Corp. (Non-Voting), Class B (m)	31,704
206	Celgene Corp. (a) (m)	30,253
421	Chevron Corp. (m)	53,000
992	Cisco Systems, Inc. (m)	25,346
736	Citigroup, Inc. (m)	38,375
207	Comcast Corp., Class A (m)	9,332
41	CST Brands, Inc. (a) (m)	1,337
620	CVS Caremark Corp. (m)	38,124
84	Dillard’s, Inc., Class A (m)	7,092
309	DTE Energy Co. (m)	21,846
975	EMC Corp. (m)	25,496
544	Exxon Mobil Corp. (m)	51,000
1,905	Fifth Third Bancorp (m)	36,633
504	Flowserve Corp. (m)	28,567
651	General Mills, Inc.	33,852
69	Google, Inc., Class A (a)	61,244
496	Halliburton Co.	22,414
1,386	Hewlett-Packard Co.	35,592
636	Home Depot, Inc. (The)	50,263
675	Johnson & Johnson	63,112
286	Kimberly-Clark Corp.	28,257
749	Macy’s, Inc.	36,207
214	MetLife, Inc.	10,362
150	Monsanto Co.	14,817
786	Mylan, Inc. (a)	26,378
160	New Holdco (a)	13,950
364	NIKE, Inc., Class B	22,903
276	Northrop Grumman Corp.	25,409
253	Nu Skin Enterprises, Inc., Class A	21,161
230	Parker Hannifin Corp.	23,754
1,915	Pfizer, Inc.	55,975
94	PPG Industries, Inc.	15,081
444	Prudential Financial, Inc.	35,063
755	Reynolds American, Inc.	37,320
425	State Street Corp.	29,610
658	Texas Instruments, Inc.	25,794
371	Thermo Fisher Scientific, Inc.	33,802
833	Tyson Foods, Inc., Class A	23,007
234	Union Pacific Corp.	37,110
514	UnitedHealth Group, Inc.	37,445
783	Verizon Communications, Inc.	38,743
235	Visa, Inc., Class A	41,597
1,409	Wells Fargo & Co.	61,292
426	Western Digital Corp.	27,426
648	Xilinx, Inc.	30,255
1,108	Yahoo!, Inc. (a)	31,124

		1,772,166

	Total Common Stocks (Cost $6,875,039)	7,749,877

PRINCIPAL AMOUNT
Corporate Bonds — 13.7%
	Australia — 0.1%
10,000	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15 (e) (m)	10,225

	Bahamas — 0.0% (g)
5,000	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (e)	5,100

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Canada — 0.2%
9,000	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e) (m)	9,428
10,000	Garda World Security Corp., 9.750%, 03/15/17 (e) (m)	10,700
2,000	KGHM International Ltd., 7.750%, 06/15/19 (e)	2,050
10,000	Masonite International Corp., 8.250%, 04/15/21 (e)	10,900
2,000	New Gold, Inc., 6.250%, 11/15/22 (e)	1,900
5,000	Quebecor Media, Inc., 5.750%, 01/15/23 VPII Escrow Corp.,	4,887
4,000	6.750%, 08/15/18 (e)	4,220
4,000	7.500%, 07/15/21 (e)	4,290

		48,375

	Cayman Islands — 0.1%
12,000	Seagate HDD Cayman, 4.750%, 06/01/23 (e)	11,460

	Finland — 0.0% (g)
5,000	Nokia OYJ, 5.375%, 05/15/19	4,875

	France — 0.0% (g)
5,000	Lafarge S.A., 7.125%, 07/15/36	5,225

	Luxembourg — 0.4%
	ArcelorMittal,
25,000	6.750%, 02/25/22 (m)	25,875
8,000	7.500%, 10/15/39 (m)	7,540
20,000	Intelsat Jackson Holdings S.A., 7.250%, 04/01/19	21,625
14,000	Intelsat Luxembourg S.A., 7.750%, 06/01/21 (e)	14,735
6,000	NII International Telecom S.C.A., 11.375%, 08/15/19 (e)	6,585
12,000	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	11,910

		88,270

	Netherlands — 0.1%
11,000	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	14,193

	United Kingdom — 0.1%
	Royal Bank of Scotland Group plc,
10,000	6.100%, 06/10/23	9,590
15,000	6.125%, 12/15/22	14,493

		24,083

	United States — 12.7%
15,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	14,625
3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,370
2,000	Aleris International, Inc., 7.875%, 11/01/20 (m)	2,090
	Ally Financial, Inc.,
20,000	8.000%, 03/15/20 (m)	23,550
41,000	8.000%, 11/01/31 (m)	49,610
10,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18 (m)	10,500
30,000	American International Group, Inc., VAR, 8.175%, 05/15/58 (m)	36,675
10,000	Anixter, Inc., 5.625%, 05/01/19 (m)	10,475
11,000	ARAMARK Corp., 5.750%, 03/15/20 (e) (m)	11,440
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
25,000	4.750%, 11/15/21 (e) (m)	22,938
20,000	5.875%, 08/01/23 (e) (m)	19,100
25,000	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	23,063
5,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19 (m)	5,463
11,000	Ball Corp., 5.000%, 03/15/22 (m)	11,028
35,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (m) (x)	38,763
15,000	Best Buy Co., Inc., 5.000%, 08/01/18 (m)	14,902
	Biomet, Inc.,
13,000	6.500%, 08/01/20 (m)	13,650
5,000	6.500%, 10/01/20 (m)	5,131
10,000	Bon-Ton Department Stores, Inc. (The), 8.000%, 06/15/21 (e) (m)	10,275
12,000	Building Materials Corp. of America, 7.500%, 03/15/20 (e) (m)	12,900
8,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	8,710
15,000	Cablevision Systems Corp., 8.000%, 04/15/20 (m)	16,950
30,000	Calpine Corp., 7.875%, 01/15/23 (e) (m)	32,550
	CCO Holdings LLC/CCO Holdings Capital Corp.,
10,000	5.750%, 09/01/23 (e) (m)	9,400
10,000	6.500%, 04/30/21 (m)	10,275
10,000	8.125%, 04/30/20 (m)	10,875
10,000	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	10,975

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
5,000	Cenveo Corp., 8.875%, 02/01/18 (m)	4,888
3,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20 (e) (m)	3,098
14,000	Chesapeake Energy Corp., 6.125%, 02/15/21 (m)	14,840
10,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (m)	10,100
	CHS/Community Health Systems, Inc.,
5,000	5.125%, 08/15/18 (m)	5,100
8,000	7.125%, 07/15/20 (m)	8,190
3,000	Cinemark USA, Inc., 5.125%, 12/15/22 (m)	2,891
15,000	CIT Group, Inc., 5.375%, 05/15/20 (m)	15,675
9,542	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17 (m)	10,305
	Claire’s Stores, Inc.,
11,000	7.750%, 06/01/20 (e) (m)	11,082
22,000	8.875%, 03/15/19 (m)	23,650
35,000	9.000%, 03/15/19 (e) (m)	39,419
25,000	Clear Channel Communications, Inc., 9.000%, 12/15/19 (m)	24,938
	Clear Channel Worldwide Holdings, Inc.,
5,000	6.500%, 11/15/22 (m)	5,175
15,000	6.500%, 11/15/22 (m)	15,675
5,000	Series A, 7.625%, 03/15/20 (m)	5,225
5,000	Series B, 7.625%, 03/15/20 (m)	5,275
10,000	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e) (m)	13,675
19,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e) (m)	18,430
25,000	Comstock Resources, Inc., 7.750%, 04/01/19 (m)	25,750
40,000	Concho Resources, Inc., 7.000%, 01/15/21 (m)	44,000
15,000	CONSOL Energy, Inc., 6.375%, 03/01/21 (m)	15,188
45,291	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21 (m)	50,613
15,000	Cricket Communications, Inc., 7.750%, 10/15/20 (m)	17,062
13,000	Crown Castle International Corp., 5.250%, 01/15/23 (m)	12,512
13,000	DaVita HealthCare Partners, Inc., 6.375%, 11/01/18 (m)	13,780
	Dean Foods Co.,
5,000	7.000%, 06/01/16 (m)	5,525
5,000	9.750%, 12/15/18 (m)	5,681
25,000	Deluxe Corp., 7.000%, 03/15/19 (m)	26,750
	DISH DBS Corp.,
3,000	5.000%, 03/15/23 (m)	2,812
6,000	5.125%, 05/01/20 (e) (m)	5,895
18,000	6.750%, 06/01/21 (m)	19,080
4,000	Dycom Investments, Inc., 7.125%, 01/15/21 (m)	4,230
9,000	Dynegy, Inc., 5.875%, 06/01/23 (e) (m)	8,550
10,000	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	10,450
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
18,000	10.000%, 12/01/20 (m)	19,485
7,000	12.250%, 03/01/22 (e) (m)	7,787
13,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	14,755
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	6.875%, 05/01/19 (m)	4,280
2,000	7.750%, 09/01/22 (m)	2,200
3,128	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	3,206
10,000	Felcor Lodging LP, 6.750%, 06/01/19 (m)	10,550
25,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21 (m)	25,250
	First Data Corp.,
20,000	6.750%, 11/01/20 (e) (m)	20,875
14,000	7.375%, 06/15/19 (e) (m)	14,700
10,000	8.250%, 01/15/21 (e) (m)	10,450
10,000	12.625%, 01/15/21 (m)	10,962
10,000	PIK, 8.750%, 01/15/22 (e) (m)	10,525
15,000	Forest Oil Corp., 7.250%, 06/15/19 (m)	14,812
10,000	Freescale Semiconductor, Inc., 5.000%, 05/15/21 (e) (m)	9,650
	Fresenius Medical Care U.S. Finance, Inc.,
5,000	5.750%, 02/15/21 (e) (m)	5,275
25,000	6.500%, 09/15/18 (e) (m)	27,562
10,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	11,100
	Genesis Energy LP/Genesis Energy Finance Corp.,
50,000	5.750%, 02/15/21	49,375
16,000	7.875%, 12/15/18	16,960

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	3,375
10,000	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	10,650
5,000	Gymboree Corp. (The), 9.125%, 12/01/18	4,850
20,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	19,200
5,000	HCA Holdings, Inc., 6.250%, 02/15/21	5,187
	HCA, Inc.,
5,000	4.750%, 05/01/23	4,825
5,000	5.875%, 05/01/23	5,050
50,000	6.500%, 02/15/20	55,063
20,000	7.500%, 02/15/22	22,550
5,000	8.000%, 10/01/18	5,762
	HD Supply, Inc.,
5,000	7.500%, 07/15/20 (e)	5,300
10,000	8.125%, 04/15/19	11,200
10,000	Health Management Associates, Inc., 7.375%, 01/15/20	11,325
5,000	Hecla Mining Co., 6.875%, 05/01/21 (e)	4,562
10,000	Hercules Offshore, Inc., 8.750%, 07/15/21 (e)	10,500
15,000	Hertz Corp. (The), 7.375%, 01/15/21	16,500
24,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	25,200
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	27,125
5,000	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	4,987
	International Lease Finance Corp.,
10,000	5.875%, 08/15/22	10,175
46,000	8.250%, 12/15/20	53,245
10,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	10,350
10,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21 (e)	10,250
	K. Hovnanian Enterprises, Inc.,
2,000	7.250%, 10/15/20 (e)	2,155
5,000	11.875%, 10/15/15	5,687
30,000	Key Energy Services, Inc., 6.750%, 03/01/21	29,400
5,000	Lennar Corp., 6.950%, 06/01/18	5,500
35,000	Level 3 Financing, Inc., 8.125%, 07/01/19	37,975
60,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	69,750
4,000	VAR, 10.750%, 06/15/58 (e)	6,100
2,000	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,020
10,000	LSB Industries, Inc., 7.750%, 08/01/19 (e)	10,000
10,000	M/I Homes, Inc., 8.625%, 11/15/18	10,900
5,000	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	4,987
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
18,000	4.500%, 07/15/23	16,920
15,000	6.750%, 11/01/20	16,162
38,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21 (e)	38,570
4,000	Masco Corp., 5.950%, 03/15/22	4,280
3,000	MasTec, Inc., 4.875%, 03/15/23	2,820
15,000	Media General, Inc., 11.750%, 02/15/17	16,575
2,500	Meritage Homes Corp., 7.000%, 04/01/22	2,725
	MetroPCS Wireless, Inc.,
10,000	6.250%, 04/01/21 (e)	10,200
15,000	6.625%, 11/15/20	15,750
	MGM Resorts International,
2,000	8.625%, 02/01/19	2,317
25,000	11.375%, 03/01/18	31,625
6,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	6,120
25,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	27,687
10,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	9,925
7,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	7,543
	New Albertsons, Inc.,
8,000	7.450%, 08/01/29 (m)	6,080
8,000	8.000%, 05/01/31 (m)	6,240
10,000	Newfield Exploration Co., 5.750%, 01/30/22	10,300
18,000	NII Capital Corp., 7.625%, 04/01/21	14,445
6,000	Nortek, Inc., 8.500%, 04/15/21	6,495
	NRG Energy, Inc.,
11,000	6.625%, 03/15/23	11,275
13,000	7.875%, 05/15/21	14,300
6,000	Parker Drilling Co., 7.500%, 08/01/20 (e)	6,000
3,000	Patriot Merger Corp., 9.000%, 07/15/21 (e)	3,060
12,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	12,300

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
17,000	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 1.000%, 08/15/19 (e)	16,915
20,000	Pilgrim’s Pride Corp., 7.875%, 12/15/18	21,650
	PolyOne Corp.,
10,000	5.250%, 03/15/23 (e)	9,800
25,000	7.375%, 09/15/20	27,313
	QEP Resources, Inc.,
15,000	5.375%, 10/01/22	14,888
10,000	6.875%, 03/01/21	11,150
5,000	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	5,225
10,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	9,950
12,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	12,420
20,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	20,200
	Rite Aid Corp.,
5,000	6.750%, 06/15/21 (e)	5,013
10,000	9.250%, 03/15/20	11,137
5,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	5,500
20,000	Samson Investment Co., 10.000%, 02/15/20 (e)	21,200
16,000	SemGroup LP, 7.500%, 06/15/21 (e)	16,200
10,000	Service Corp. International, 8.000%, 11/15/21	11,663
10,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	10,100
4,000	Sirius XM Radio, Inc., 5.750%, 08/01/21 (e)	4,000
10,000	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	9,775
	SM Energy Co.,
8,000	5.000%, 01/15/24 (e)	7,800
40,000	6.625%, 02/15/19	42,400
7,000	Smithfield Foods, Inc., 7.750%, 07/01/17	7,901
	Sprint Capital Corp.,
77,000	6.900%, 05/01/19	81,428
18,000	8.750%, 03/15/32	18,990
11,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	11,220
15,000	SUPERVALU, Inc., 8.000%, 05/01/16	16,556
8,000	Swift Energy Co., 7.875%, 03/01/22	7,920
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 02/01/21	26,813
9,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	9,855
	Tenet Healthcare Corp.,
5,000	4.500%, 04/01/21 (e)	4,663
5,000	4.750%, 06/01/20	4,800
5,000	6.250%, 11/01/18	5,350
10,000	8.000%, 08/01/20	10,625
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
13,000	5.875%, 10/01/20 (e)	13,130
25,000	6.125%, 10/15/21 (e)	25,156
5,000	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	5,513
25,000	TransDigm, Inc., 7.750%, 12/15/18	26,656
10,000	Tutor Perini Corp., 7.625%, 11/01/18	10,500
12,000	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	11,700
5,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	5,075
	Univision Communications, Inc.,
19,000	6.750%, 09/15/22 (e)	20,425
16,000	6.875%, 05/15/19 (e)	17,080
5,000	8.500%, 05/15/21 (e)	5,500
	Valeant Pharmaceuticals International,
20,000	6.375%, 10/15/20 (e)	20,650
5,000	7.000%, 10/01/20 (e)	5,300
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8,000	7.750%, 02/01/19	8,590
10,000	8.000%, 02/01/18	10,613
8,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	8,300
10,000	Victor Technologies Group, Inc., 9.000%, 12/15/17	10,800
20,000	Vulcan Materials Co., 7.500%, 06/15/21	22,650
10,000	VWR Funding, Inc., 7.250%, 09/15/17	10,450
20,000	W&T Offshore, Inc., 8.500%, 06/15/19	21,150
10,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	10,425
10,000	Windstream Corp., 7.750%, 10/15/20	10,650
5,000	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	5,225

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	WPX Energy, Inc.,
10,000	5.250%, 01/15/17	10,575
10,000	6.000%, 01/15/22	10,175
10,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	11,425

		2,873,103

	Total Corporate Bonds (Cost $2,945,458)	3,084,909

Foreign Government Securities — 12.1%
	Finland — 1.4%
EUR 225,000	Finland Government Bond, 2.750%, 07/04/28	311,519

	Germany — 10.4%
	Bundesrepublik Deutschland,
EUR 455,000	2.250%, 09/04/21	648,099
EUR 1,120,000	3.500%, 07/04/19	1,716,098

		2,364,197

	Italy — 0.3%
EUR 42,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22	60,666

	Total Foreign Government Securities (Cost $2,693,790)	2,736,382

SHARES
Investment Companies — 11.5%
47,784	iShares MSCI Emerging Markets ETF	1,862,142
78,181	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	741,155

	Total Investment Companies (Cost $2,806,642)	2,603,297

PRINCIPAL AMOUNT
Loan Assignments — 0.8%
	United States — 0.8%
14,925	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19 (m)	15,231
	Altice Financing S.A., Term Loan,
830	VAR, 5.500%, 7/15/19	814
396	VAR, 5.500%, 7/15/19	388
1,995	VAR, 5.500%, 7/15/19	1,955
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
1,414	VAR, 5.000%, 10/01/19	1,423
188	VAR, 5.000%, 10/01/19	190
176	VAR, 5.000%, 10/01/19	177
1,952	VAR, 5.000%, 10/01/19	1,965
995	VAR, 5.000%, 10/01/19	1,001
188	VAR, 5.000%, 10/01/19	190
29,940	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.440%, 01/28/18	26,512
7,000	Cricket Communications, Term Loan C, VAR, 4.750%, 03/08/20 (m)	7,054
5,894	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	5,952
49,523	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19 (m)	49,647
	Gymboree Corp. (The), Initial Term Loan (A & R),
23,069	VAR, 5.000%, 02/23/18	22,331
616	VAR, 5.000%, 02/23/18	596
9,950	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	10,124
5,000	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,145
10,660	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	10,790
8,000	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	8,013
	Tronox Ltd., Term Loan,
933	VAR, 5.000%, 03/19/20	944
1,067	VAR, 5.000%, 03/19/20	1,079

	Total Loan Assignments (Cost $169,936)	171,521

NUMBER OF CONTRACTS
Options Purchased — 1.1%
	Call Option Purchased — 1.1%
15	E-Mini S&P 500, Expiring on 09/21/2013 @1,600.00, European Style (a)	136,800
33	E-Mini S&P 500, Expiring on 09/21/2013 @1,675.00, European Style (a)	114,510

	Total Options Purchased (Cost $182,910)	251,310

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 1.5%
345,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $345,132)	345,283

SHARES
Short-Term Investment — 24.5%
	Investment Company — 24.5%
5,524,219	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $5,524,219)	5,524,219

	Total Investments — 99.5% (Cost $21,543,126)	22,466,798
	Other Assets in Excess of Liabilities — 0.5%	116,845

	NET ASSETS — 100.0%	$22,583,643

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	12.2%
Investment Companies	11.6
Insurance	6.6
Pharmaceuticals	3.9
Commercial Banks	3.6
Oil, Gas & Consumable Fuels	3.6
Food Products	2.8
Media	2.1
Diversified Telecommunication Services	1.8
U.S. Treasury Notes	1.5
Automobiles	1.5
Aerospace & Defense	1.4
Health Care Providers & Services	1.4
Household Durables	1.3
Auto Components	1.2
Capital Markets	1.2
Options	1.1
Real Estate Management & Development	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	14.6
Short-Term Investment	24.6

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	10 Year U.S. Treasury Note	09/19/13	1,770,125	(41,044)
5	E-mini MSCI EAFE	09/20/13	430,825	8,096
17	E-mini Russell 2000	09/20/13	1,772,930	130,526
	Short Futures Outstanding
(1)	Euro-Bobl	09/06/13	(167,385)	580
(2)	Euro-Bund	09/06/13	(378,804)	2,988
(1)	E-mini S&P 500	09/20/13	(84,025)	210
(18)	5 Year U.S. Treasury Note	09/30/13	(2,184,609)	(5,381)

				95,975

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
255,146	AUD	Goldman Sachs International	08/23/13	234,556	228,988	(5,568)
102,181	CHF	State Street Corp.	08/23/13	107,499	110,432	2,933
19,700	EUR	Citibank, N.A.	09/25/13	25,903	26,213	310
53,792	EUR	Credit Suisse International	09/25/13	69,353	71,575	2,222
17,168	EUR	Goldman Sachs International	09/25/13	22,482	22,843	361
9,999	EUR	Union Bank of Switzerland AG	09/25/13	13,229	13,305	76
				473,022	473,356	334

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
272,309	CHF	Goldman Sachs International	08/23/13	290,308	294,296	(3,988)
167,216	EUR	State Street Corp.	08/23/13	217,831	222,472	(4,641)
13,639	EUR	State Street Corp.	09/25/13	18,083	18,148	(65)
2,139,012	EUR	BNP Paribas	09/25/13	2,828,386	2,846,173	(17,787)
10,876	EUR	Citibank, N.A.	09/25/13	13,952	14,471	(519)
17,684	EUR	Societe Generale	09/25/13	23,021	23,529	(508)
15,941,024	JPY	State Street Corp.	08/23/13	161,248	162,831	(1,583)
765,153	NOK	Citibank, N.A.	08/23/13	127,473	129,739	(2,266)
133,438	SGD	Citibank, N.A.	08/23/13	105,702	105,001	701
				3,786,004	3,816,660	(30,656)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
JPY	—	Japanese Yen
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2013.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $5,910,607 and 26.3%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,233,296
Aggregate gross unrealized depreciation	(309,624)

Net unrealized appreciation/depreciation	923,672

Federal income tax cost of investments	21,543,126

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities, including investments in Exchange Traded Funds (“ETF”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$117,402	$—	$117,402
Denmark	—	27,656	—	27,656
France	—	596,105	—	596,105
Germany	—	707,343	—	707,343
Ireland	—	121,548	—	121,548
Japan	—	1,514,413	—	1,514,413
Netherlands	9,414	471,614	—	481,028
Norway	—	247,493	—	247,493
Singapore	—	126,754	—	126,754
Spain	—	23,486	—	23,486
Switzerland	29,380	773,481	—	802,861
United Kingdom	28,311	1,183,311	—	1,211,622
United States	1,758,216	—	13,950	1,772,166

Total Common Stocks	1,825,321	5,910,606	13,950	7,749,877

Corporate Bonds
Australia	—	10,225	—	10,225
Bahamas	—	5,100	—	5,100
Canada	—	48,375	—	48,375
Cayman Islands	—	11,460	—	11,460
Finland	—	4,875	—	4,875
France	—	5,225	—	5,225
Luxembourg	—	88,270	—	88,270
Netherlands	—	14,193	—	14,193
United Kingdom	—	24,083	—	24,083
United States	—	2,810,790	62,313	2,873,103

Total Corporate Bonds	—	3,022,596	62,313	3,084,909

Foreign Government Securities		2,736,382		2,736,382
Investment Companies
United States	2,603,297	—	—	2,603,297
Loan Assignments
United States	—	171,521	—	171,521
Options Purchased
Call Option Purchased	251,310	—	—	251,310
U.S. Treasury Obligation	—	345,283	—	345,283
Short-Term Investment
Investment Company	5,524,219	—	—	5,524,219

Total Investments in Securities	$10,204,147	$12,186,388	$76,263	$22,466,798

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,603	$—	$6,603
Futures	142,400	—	—	142,400

Total Appreciation in Other Financial Instruments	$142,400	$6,603	$—	$149,003

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(36,925)	$—	$(36,925)
Futures	(46,425)	—	—	(46,425)

Total Depreciation in Other Financial Instruments	$(46,425)	$(36,925)	$—	$(83,350)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Australia — 4.5%
77	Australia & New Zealand Banking Group Ltd. (m)	2,068
201	Goodman Group (m)	852
179	Transurban Group (m)	1,089

		4,009

	Belgium — 0.8%
5	Solvay S.A. (m)	742

	Brazil — 1.0%
91	Cia Energetica de Minas Gerais, ADR (m)	845

	Canada — 1.7%
25	Bank of Montreal (m)	1,535

	China — 1.7%
252	China Shenhua Energy Co., Ltd., Class H (m)	726
263	Wynn Macau Ltd. (m)	746

		1,472

	Denmark — 1.3%
133	TDC A/S (m)	1,168

	France — 7.7%
14	BNP Paribas S.A. (m)	932
52	Electricite de France S.A. (m)	1,522
14	Sanofi (m)	1,492
11	Schneider Electric S.A. (m)	866
15	Total S.A. (m)	785
5	Unibail-Rodamco SE (m)	1,223

		6,820

	Germany — 3.9%
10	Allianz SE (m)	1,512
15	BASF SE (m)	1,334
9	Daimler AG (m)	616

		3,462

	Hong Kong — 1.4%
110	Hutchison Whampoa Ltd. (m)	1,241

	Italy — 2.2%
89	Eni S.p.A. (m)	1,972

	Japan — 9.9%
51	Japan Tobacco, Inc. (m)	1,777
26	Nippon Telegraph & Telephone Corp. (m)	1,317
83	Nissan Motor Co., Ltd. (m)	869
52	Seven & I Holdings Co., Ltd. (m)	1,970
27	Sumitomo Mitsui Financial Group, Inc. (m)	1,243
26	Toyota Motor Corp. (m)	1,606

		8,782

	Netherlands — 4.4%
29	Delta Lloyd N.V. (m)	626
70	Royal Dutch Shell plc, Class A (m)	2,403
22	Unilever N.V., CVA (m)	890

		3,919

	Norway — 1.1%
45	Telenor ASA (m)	1,001

	Singapore — 2.7%
75	Keppel Corp., Ltd. (m)	611
569	Singapore Telecommunications Ltd. (m)	1,757

		2,368

	Sweden — 2.4%
47	Swedbank AB, Class A (m)	1,122
88	Telefonaktiebolaget LM Ericsson, Class B (m)	1,045

		2,167

	Switzerland — 5.9%
13	Nestle S.A. (m)	899
16	Novartis AG (m)	1,155
5	Roche Holding AG (m)	1,347
23	Swiss Re AG (a) (m)	1,801

		5,202

	Taiwan — 1.1%
145	Novatek Microelectronics Corp. (a) (m)	641
296	Siliconware Precision Industries Co. (m)	343

		984

	United Kingdom — 9.5%
244	Centrica plc (m)	1,451
52	GlaxoSmithKline plc (m)	1,321
119	HSBC Holdings plc (m)	1,348
48	Pearson plc (m)	990
47	Persimmon plc (a) (m)	884
19	Rio Tinto plc (m)	874
534	Vodafone Group plc (m)	1,598

		8,466

	United States — 33.3%
77	Applied Materials, Inc. (m)	1,261
30	Bristol-Myers Squibb Co. (m)	1,311
8	Chevron Corp. (m)	1,059
45	Cisco Systems, Inc. (m)	1,160
18	CME Group, Inc. (m)	1,321

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
31	ConocoPhillips (m)	2,025
35	Dow Chemical Co. (The) (m)	1,240
19	Johnson & Johnson (m)	1,775
25	Kinder Morgan, Inc. (m)	962
45	Masco Corp. (m)	920
13	McDonald’s Corp. (m)	1,241
27	Merck & Co., Inc. (m)	1,323
16	MetLife, Inc. (m)	793
59	Microsoft Corp. (m)	1,875
24	PACCAR, Inc. (m)	1,332
16	Philip Morris International, Inc. (m)	1,424
11	Sempra Energy (m)	979
40	Time Warner, Inc. (m)	2,521
8	United Technologies Corp. (m)	893
29	Verizon Communications, Inc. (m)	1,440
30	Wells Fargo & Co. (m)	1,319
21	Williams Cos., Inc. (The) (m)	712
24	Xcel Energy, Inc. (m)	710

		29,596

	Total Common Stocks (Cost $77,876)	85,751

Preferred Stock — 0.8%
	Germany — 0.8%
18	ProSiebenSat.1 Media AG (m) (Cost $780)	732

Short-Term Investment — 4.1%
	Investment Company — 4.1%
3,652	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,652)	3,652

	Total Investments — 101.4% (Cost $82,308)	90,135
	Liabilities in Excess of Other Assets — (1.4)%	(1,255)

	NET ASSETS — 100.0%	$88,880

Percentages indicated are based on net assets.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	11.8%
Pharmaceuticals	10.8
Commercial Banks	10.6
Diversified Telecommunication Services	7.4
Insurance	5.2
Media	4.7
Chemicals	3.7
Tobacco	3.5
Automobiles	3.4
Electric Utilities	3.4
Multi-Utilities	2.7
Semiconductors & Semiconductor Equipment	2.5
Communications Equipment	2.4
Real Estate Investment Trusts (REITs)	2.3
Hotels, Restaurants & Leisure	2.2
Food & Staples Retailing	2.2
Software	2.1
Industrial Conglomerates	2.0
Food Products	2.0
Wireless Telecommunication Services	1.8
Machinery	1.5
Diversified Financial Services	1.5
Transportation Infrastructure	1.2
Building Products	1.0
Aerospace & Defense	1.0
Household Durables	1.0
Metals & Mining	1.0
Electrical Equipment	1.0
Short-Term Investment	4.1

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
391,446	AUD	Westpac Banking Corp.	09/20/13	$356	$351	$(5)
2,027,747	CAD	Goldman Sachs International	09/20/13	1,993	1,972	(21)
377,360	CHF	HSBC Bank, N.A.	09/20/13	400	408	8
615,608	EUR	State Street Corp.	09/20/13	812	819	7
273,867	GBP	BNP Paribas	09/20/13	422	416	(6)
284,500	GBP	Credit Suisse International	09/20/13	446	433	(13)
153,146	GBP	HSBC Bank, N.A.	09/20/13	236	233	(3)
323,054	GBP	Union Bank of Switzerland AG	09/20/13	505	491	(14)
11,274,308	JPY	Credit Suisse International	09/20/13	119	115	(4)
84,888,900	JPY	Goldman Sachs International	09/20/13	859	867	8
241,873	NZD	Credit Suisse International	09/20/13	195	193	(2)
				$6,343	$6,298	$(45)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
277,529	AUD	Credit Suisse International	09/20/13	$256	$249	$7
1,637,556	AUD	Goldman Sachs International	09/20/13	1,563	1,466	97
171,267	AUD	HSBC Bank, N.A.	09/20/13	159	154	5
213,093	CAD	HSBC Bank, N.A.	09/20/13	205	207	(2)
1,891,533	CHF	Goldman Sachs International	09/20/13	2,050	2,045	5
935,948	DKK	Union Bank of Switzerland AG	09/20/13	168	168	— (h)
361,695	EUR	Australia and New Zealand Banking Group Limited	09/20/13	480	481	(1)
272,765	EUR	BNP Paribas	09/20/13	354	362	(8)
136,292	EUR	Credit Suisse International	09/20/13	178	182	(4)
698,971	EUR	HSBC Bank, N.A.	09/20/13	914	930	(16)
3,110,370	EUR	Union Bank of Switzerland AG	09/20/13	4,151	4,139	12
116,326	GBP	Citibank, N.A.	09/20/13	181	177	4
511,591	GBP	HSBC Bank, N.A.	09/20/13	778	778	— (h)
2,326,833	GBP	Union Bank of Switzerland AG	09/20/13	3,655	3,539	116
123,761	GBP	Westpac Banking Corp.	09/20/13	190	188	2
12,166,419	HKD	Union Bank of Switzerland AG	09/23/13	1,569	1,569	— (h)
68,550,804	JPY	BNP Paribas	09/20/13	704	701	3
28,562,015	JPY	Citibank, N.A.	09/20/13	285	291	(6)
17,425,538	JPY	Credit Suisse International	09/20/13	174	177	(3)
34,530,424	JPY	HSBC Bank, N.A.	09/20/13	355	353	2
3,435,056	NOK	Credit Suisse International	09/20/13	598	582	16
6,818,520	SEK	TD Bank Financial Group	09/20/13	1,055	1,044	11
1,931,139	SGD	TD Bank Financial Group	09/20/13	1,540	1,520	20
				$21,562	$21,302	$260

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $54,507,000 and 60.5%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,502
Aggregate gross unrealized depreciation	(675)

Net unrealized appreciation/depreciation	$7,827

Federal income tax cost of investments	$82,308

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,009	$—	$4,009
Belgium	—	742	—	742
Brazil	845	—	—	845
Canada	1,535	—	—	1,535
China	—	1,472	—	1,472
Denmark	—	1,168	—	1,168
France	—	6,820	—	6,820
Germany	—	3,462	—	3,462
Hong Kong	—	1,241	—	1,241
Italy	—	1,972	—	1,972
Japan	—	8,782	—	8,782
Netherlands	—	3,919	—	3,919
Norway	—	1,001	—	1,001
Singapore	—	2,368	—	2,368
Sweden	—	2,167	—	2,167
Switzerland	—	5,202	—	5,202
Taiwan	—	984	—	984
United Kingdom	—	8,466	—	8,466
United States	29,596	—	—	29,596

Total Common Stocks	31,976	53,775	—	85,751

Preferred Stocks
Germany	—	732	—	732
Short-Term Investment
Investment Company	3,652	—	—	3,652

Total Investments in Securities	$35,628	$54,507	$—	$90,135

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$323	$—	$323
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(108)	$—	$(108)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Australia — 8.2%
130	African Petroleum Corp., Ltd. (a) (m)	18
67	Aurora Oil & Gas Ltd. (a) (m)	195
310	Base Resources Ltd. (a) (m)	115
69	Beach Energy Ltd. (m)	83
97	Beadell Resources Ltd. (a) (m)	65
111	Blackthorn Resources Ltd. (a) (m)	26
33	Elemental Minerals Ltd. (a) (m)	13
193	Fortescue Metals Group Ltd. (m)	632
202	Gascoyne Resources Ltd. (a) (m)	30
310	Gryphon Minerals Ltd. (a) (m)	52
9	Iluka Resources Ltd. (m)	91
72	Indophil Resources NL (a) (m)	14
442	Kagara Ltd. (a) (i) (m)	–
1,000	Marengo Mining Ltd. (a) (m)	20
186	Mawson West Ltd. (a) (m)	73
28	Mineral Deposits Ltd. (a) (m)	54
8	Newcrest Mining Ltd. (m)	91
121	Northern Star Resources Ltd. (m)	94
154	OceanaGold Corp., CDI (a) (m)	247
410	Pancontinental Oil & Gas NL (a) (m)	24
101	Perseus Mining Ltd. (a) (m)	53
29	Sandfire Resources NL (a) (m)	143
163	Sarama Resources Ltd. (a) (m)	48
33	Sirius Resources NL (a) (m)	77
430	Sundance Resources Ltd. (a) (m)	31
614	Tiger Resources Ltd. (a) (m)	111
50	Western Areas Ltd. (m)	139
531	World Titanium Resources Ltd. (a) (m)	81

		2,620

	Bermuda — 0.7%
8	Energy XXI Bermuda Ltd. (m)	209

	Canada — 32.2%
14	Africa Oil Corp. (a) (m)	108
23	Alamos Gold, Inc. (m)	339
7	Alpha Minerals, Inc. (a) (m)	35
43	Asanko Gold, Inc. (a) (m)	107
111	Augusta Resource Corp. (a) (m)	222
180	Aureus Mining, Inc. (a) (m)	84
156	B2Gold Corp. (a) (m)	456
139	Banro Corp. (a) (m)	123
13	Barrick Gold Corp. (m)	221
5	Brazilian Gold Corp. (a) (m)	—	(h)
18	Cameco Corp. (m)	364
20	Canadian Natural Resources Ltd. (m)	617
20	Cenovus Energy, Inc. (m)	595
52	Centerra Gold, Inc. (m)	228
58	Denison Mines Corp. (a) (m)	73
8	Dominion Diamond Corp. (a) (m)	113
62	Duluth Metals Ltd. (a) (m)	83
320	Eastcoal, Inc. (a) (m)	5
77	First Quantum Minerals Ltd. (m)	1,239
51	Fission Uranium Corp. (a) (m)	48
19	Goldcorp, Inc. (m)	539
65	Gran Tierra Energy, Inc. (a) (m)	405
14	HudBay Minerals, Inc. (m)	94
144	Loncor Resources, Inc. (a) (m)	20
502	Lucara Diamond Corp. (a) (m)	415
162	Lundin Mining Corp. (a) (m)	639
224	Mandalay Resources Corp. (m)	170
39	Mountain Province Diamonds, Inc. (a) (m)	186
76	New Gold, Inc. (a) (m)	550
75	New Zealand Energy Corp. (a) (m)	23
222	Panoro Minerals Ltd. (a) (m)	67
37	Parex Resources, Inc. (a) (m)	188
218	Platinum Group Metals Ltd. (a) (m)	228
21	Reservoir Minerals, Inc. (a) (m)	59
220	Romarco Minerals, Inc. (a) (m)	107
8	Silver Wheaton Corp. (m)	177
38	Silvercrest Mines, Inc. (a) (m)	61
13	Teck Resources Ltd., Class B (m)	312
48	Turquoise Hill Resources Ltd. (a) (m)	192
248	WesternZagros Resources Ltd. (a) (m)	352
41	Yamana Gold, Inc. (m)	427

		10,271

	Ireland — 1.3%
807	Kenmare Resources plc (a) (m)	324
14	Providence Resources plc (a) (m)	87

		411

	Netherlands — 2.0%
18	Royal Dutch Shell plc, Class B (m)	651

	New Zealand — 0.2%
395	Bathurst Resources New Zealand Ltd. (a) (m)	69

	Norway — 1.1%
160	DNO International ASA (a) (m)	346

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Russia — 0.5%
12	MMC Norilsk Nickel OJSC, ADR (m)	155
15	RusPetro plc (a) (m)	7

		162

	South Africa — 1.6%
31	Impala Platinum Holdings Ltd. (m)	306
220	Sierra Rutile Ltd. (a) (m)	197

		503

	Sweden — 2.4%
35	Lundin Petroleum AB (a) (m)	777

	Switzerland — 7.6%
281	Ferrexpo plc (m)	724
406	Glencore Xstrata plc (m)	1,716

		2,440

	United Kingdom — 26.0%
81	3Legs Resources plc (a) (m)	36
106	Afren plc (a) (m)	219
102	African Minerals Ltd. (a) (m)	336
224	Amara Mining plc (a) (m)	43
593	Amerisur Resources plc (a) (m)	397
34	Antofagasta plc (m)	457
34	BG Group plc (m)	610
57	BHP Billiton plc (m)	1,623
63	Exillon Energy plc (a) (m)	135
53	Gem Diamonds Ltd. (a) (m)	113
225	Highland Gold Mining Ltd. (m)	218
31	IGAS Energy plc (a) (m)	55
304	Petra Diamonds Ltd. (a) (m)	554
7	Randgold Resources Ltd., ADR (m)	542
47	Rio Tinto plc (m)	2,131
1,335	Sable Mining Africa Ltd. (a) (m)	114
345	Tethys Petroleum Ltd. (a) (m)	228
44	Zhaikmunai LP, Reg. S, GDR (m)	502

		8,313

	United States — 14.6%
17	Anadarko Petroleum Corp. (m)	1,483
40	Coastal Energy Co. (a) (m)	553
9	Concho Resources, Inc. (a) (m)	789
4	Continental Resources, Inc. (a) (m)	378
52	Freeport-McMoRan Copper & Gold, Inc. (m)	1,469

		4,672

	Total Common Stocks (Cost $40,552)	31,444

NUMBER OF WARRANTS
Warrant — 0.0%
	Canada — 0.0%
65	Regulus Resources, Inc., expiring 03/06/14 (a) (Cost $—)	—

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
250	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $250)	250

	Total Investments — 99.2% (Cost $40,802)	31,694
	Other Assets in Excess of Liabilities — 0.8%	242

	NET ASSETS — 100.0%	$31,936

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Metals & Mining	37.8%
Oil & Gas Exploration & Production	25.9
Gold Mining	14.8
Oil, Gas & Consumable Fuels	7.5
Precious Metals & Minerals	7.3
Steel	5.9
Short-Term Investment	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	Chess Depositary Interest
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $15,556,000 and 49.1% respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,882
Aggregate gross unrealized depreciation	(10,990)

Net unrealized appreciation/depreciation	$(9,108)

Federal income tax cost of investments	$40,802

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Leve l – quoted prices in active markets for identical securities

•	Leve 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Leve 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$159		$2,461	$—	(a)	$2,620
Bermuda	209		—	—		209
Canada	10,079		192	—		10,271
Ireland	—		411	—		411
Netherlands	—		651	—		651
New Zealand	—		69	—		69
Norway	—		346	—		346
Russia	—		162	—		162
South Africa	—		503	—		503
Sweden	—		777	—		777
Switzerland	—		2,440	—		2,440
United Kingdom	770		7,543	—		8,313
United States	4,672		—	—		4,672

Total Common Stocks	15,889		15,555	—	(a)	31,444

Warrant
Canada	—	(a)	—	—		—	(a)
Short-Term Investment
Investment Company	250		—	—		250

Total Investments in Securities	$16,139		$15,555	$—	(a)	$31,694

(a)	Value is zero.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
		Belgium — 1.1%
—	(h)	Solvay S.A. (m)	59

		Canada — 0.5%
2		First Quantum Minerals Ltd. (m)	29

		Denmark — 0.5%
—	(h)	Carlsberg A/S, Class B (m)	25

		Finland — 0.6%
3		Stora Enso OYJ, Class R (m)	19
2		UPM-Kymmene OYJ (m)	17

			36

		France — 3.9%
1		GDF Suez (m)	26
—	(h)	Sanofi (m)	51
1		Schneider Electric S.A. (m)	56
1		Sodexo (m)	66
1		Suez Environnement Co. (m)	16

			215

		Germany — 3.2%
—	(h)	Allianz SE (m)	54
1		BASF SE (m)	54
1		Bayer AG (m)	72

			180

		Hong Kong — 2.3%
20		Belle International Holdings Ltd. (m)	29
14		China Overseas Land & Investment Ltd. (m)	40
3		Hutchison Whampoa Ltd. (m)	34
3		Wharf Holdings Ltd. (m)	26

			129

		Ireland — 2.2%
1		Covidien plc (m)	46
2		Experian plc (m)	30
1		Shire plc (m)	47

			123

		Japan — 9.5%
1		Daikin Industries Ltd. (m)	25
9		Hitachi Ltd. (m)	60
3		Japan Tobacco, Inc. (m)	91
5		Marubeni Corp. (m)	35
3		Mitsubishi Electric Corp. (m)	29
2		Mitsubishi Estate Co., Ltd. (m)	51
1		Nitto Denko Corp. (m)	39
4		ORIX Corp. (m)	52
1		Softbank Corp. (m)	38
1		Sumitomo Mitsui Financial Group, Inc. (m)	45
1		Toyota Motor Corp. (m)	61

			526

		Netherlands — 3.9%
1		ASML Holding N.V. (m)	46
2		Royal Dutch Shell plc, Class A (m)	84
2		Unilever N.V., CVA (m)	86

			216

		South Korea — 1.0%
—	(h)	Samsung Electronics Co., Ltd. (m)	35
1		SK Hynix, Inc. (a) (m)	23

			58

		Spain — 0.8%
2		Repsol S.A. (m)	43

		Sweden — 0.9%
4		Telefonaktiebolaget LM Ericsson, Class B (m)	52

		Switzerland — 3.5%
1		ACE Ltd. (m)	67
1		Cie Financiere Richemont S.A., Class A (m)	77
1		Novartis AG (m)	50

			194

		Taiwan — 0.7%
15		Hon Hai Precision Industry Co., Ltd. (m)	38

		United Kingdom — 10.7%
5		BG Group plc (m)	84
1		British American Tobacco plc (m)	73
2		Diageo plc (m)	50
1		Ensco plc, Class A (m)	29
7		HSBC Holdings plc (m)	80
1		InterContinental Hotels Group plc (m)	43
1		Pearson plc (m)	26
3		Prudential plc (m)	48
1		Rio Tinto plc (m)	54
1		SABMiller plc (m)	53
19		Vodafone Group plc (m)	57

			597

		United States — 51.2%
1		Adobe Systems, Inc. (a) (m)	35
—	(h)	Air Products & Chemicals, Inc. (m)	35
—	(h)	Allergan, Inc. (m)	39

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
—	(h)	Amazon.com, Inc. (a) (m)	47
—	(h)	Anadarko Petroleum Corp. (m)	40
—	(h)	Apple, Inc. (m)	35
—	(h)	AutoZone, Inc. (a) (m)	54
7		Bank of America Corp. (m)	96
—	(h)	Biogen Idec, Inc. (a) (m)	59
1		Bristol-Myers Squibb Co. (m)	46
1		Broadcom Corp., Class A (m)	37
1		Capital One Financial Corp. (m)	45
1		Cerner Corp. (a) (m)	39
—	(h)	Chevron Corp. (m)	55
2		Citigroup, Inc. (m)	96
1		Comcast Corp., Class A (m)	57
—	(h)	DaVita HealthCare Partners, Inc. (a) (m)	23
1		DISH Network Corp., Class A (m)	28
1		Emerson Electric Co. (m)	42
—	(h)	Expedia, Inc. (m)	20
1		Fluor Corp. (m)	59
1		General Motors Co. (a) (m)	31
—	(h)	Google, Inc., Class A (a) (m)	110
1		Home Depot, Inc. (The) (m)	80
1		Honeywell International, Inc. (m)	44
—	(h)	Humana, Inc. (m)	29
—	(h)	IntercontinentalExchange, Inc. (a) (m)	45
1		Invesco Ltd. (m)	34
1		Johnson & Johnson (m)	83
1		Johnson Controls, Inc. (m)	54
1		Lam Research Corp. (a) (m)	64
—	(h)	LinkedIn Corp., Class A (a) (m)	32
2		Masco Corp. (m)	42
2		MetLife, Inc. (m)	80
2		Microsoft Corp. (m)	76
2		Morgan Stanley (m)	48
—	(h)	Onyx Pharmaceuticals, Inc. (a) (m)	30
1		PACCAR, Inc. (m)	48
—	(h)	priceline.com, Inc. (a) (m)	31
1		Schlumberger Ltd. (m)	71
—	(h)	Sempra Energy (m)	37
1		State Street Corp. (m)	53
1		Target Corp. (m)	56
1		Texas Instruments, Inc. (m)	40
1		Time Warner, Inc. (m)	80
1		TJX Cos., Inc. (m)	50
—	(h)	Union Pacific Corp. (m)	69
1		United Technologies Corp. (m)	93
1		UnitedHealth Group, Inc. (m)	82
—	(h)	V.F. Corp. (m)	66
—	(h)	Vertex Pharmaceuticals, Inc. (a) (m)	28
—	(h)	Visa, Inc., Class A (m)	36
2		Wells Fargo & Co. (m)	100
1		Williams Cos., Inc. (The) (m)	41

			2,850

		Total Common Stocks (Cost $4,253)	5,370

Preferred Stock — 1.0%
		Germany — 1.0%
—	(h)	Volkswagen AG (m) (Cost $40)	56

		Total Investments — 97.5% (Cost $4,293)	5,426
		Other Assets in Excess of Liabilities — 2.5%	137

		NET ASSETS — 100.0%	$5,563

Percentages indicated are based on net assets.

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.4
Diversified Financial Services	5.3
Insurance	4.6
Semiconductors & Semiconductor Equipment	4.5
Commercial Banks	4.2
Specialty Retail	3.9
Media	3.5
Chemicals	3.5
Tobacco	3.0
Automobiles	2.7
Textiles, Apparel & Luxury Goods	2.6
Internet Software & Services	2.6
Aerospace & Defense	2.5
Capital Markets	2.5
Health Care Providers & Services	2.5
Electrical Equipment	2.4
Beverages	2.4
Real Estate Management & Development	2.2
Biotechnology	2.1
Software	2.0
Hotels, Restaurants & Leisure	2.0
Energy Equipment & Services	1.8
Electronic Equipment, Instruments & Components	1.8
Internet & Catalog Retail	1.8
Wireless Telecommunication Services	1.7
Food Products	1.6
Metals & Mining	1.5
Multi-Utilities	1.5
Road & Rail	1.3
Building Products	1.2
Construction & Engineering	1.1
Multiline Retail	1.0
Auto Components	1.0
Communications Equipment	1.0
Others (each less than 1.0%)	7.1

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Dow Jones Euro STOXX 50 Index	09/20/13	$37	$—	(h)
1	E-mini S&P 500	09/20/13	84	—	(h)
				$—	(h)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
188,017	AUD	Morgan Stanley	09/03/13	$181	$169	$(12)
198,215	CAD	Deutsche Bank AG	09/03/13	191	193	2
28,057	CHF	Credit Suisse International	09/03/13	29	30	1
23,801	CHF	Deutsche Bank AG	09/03/13	25	26	1
25,709	CHF	Merrill Lynch International	09/03/13	28	28	—	(h)
24,573	EUR	HSBC Bank, N.A.	09/03/13	33	33	—	(h)
12,237	GBP	Credit Suisse International	09/03/13	19	19	—	(h)
8,116	GBP	National Australia Bank	09/03/13	12	12	—	(h)
2,645,556	JPY	Barclays Bank plc	09/03/13	27	27	—	(h)
1,777,910	JPY	Westpac Banking Corp.	09/03/13	18	18	—	(h)
97,821	NOK	Union Bank of Switzerland AG	09/03/13	16	16	—	(h)
149,120	SEK	Deutsche Bank AG	09/03/13	23	23	—	(h)
43,461	SGD	Morgan Stanley	09/03/13	34	34	—	(h)
				$636	$628	$(8)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
131,583	EUR	Deutsche Bank AG	09/03/13	$171	$175	$(4)
111,790	GBP	Union Bank of Switzerland AG	09/03/13	169	170	(1)
280,797	HKD	Goldman Sachs International	09/03/13	36	36	— (h)
130,085	HKD	State Street Corp.	09/03/13	17	17	— (h)
2,920,522	JPY	Credit Suisse International	09/03/13	29	30	(1)
3,360,862	JPY	Goldman Sachs International	09/03/13	33	34	(1)
2,354,411	JPY	HSBC Bank, N.A.	09/03/13	24	24	— (h)
				$479	$486	$(7)

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,406,000 and 44.3%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,210
Aggregate gross unrealized depreciation	(77)

Net unrealized appreciation/depreciation	$1,133

Federal income tax cost of investments	$4,293

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—		$59	$—	$59
Canada	29		—	—	29
Denmark	—		25	—	25
Finland	—		36	—	36
France	—		215	—	215
Germany	—		180	—	180
Hong Kong	—		129	—	129
Ireland	46		77	—	123
Japan	—		526	—	526
Netherlands	—		216	—	216
South Korea	—		58	—	58
Spain	—		43	—	43
Sweden	—		52	—	52
Switzerland	67		127	—	194
Taiwan	—		38	—	38
United Kingdom	29		568	—	597
United States	2,850		—	—	2,850

Total Common Stocks	3,021		2,349	—	5,370

Preferred Stock
Germany	—		56	—	56

Total Preferred Stock	—		56	—	56

Total Investments in Securities	$3,021		$2,405	$—	$5,426

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$4	$—	$4

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(19)	$—	$(19)
Futures Contracts	—	(a)	—	—	— (a)

Total Depreciation in Other Financial Instruments	$—		$(19)	$—	$(19)

(a)	Amount rounds to less than $1,000.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
		Australia — 2.9%
39		AGL Energy Ltd. (m)	512
14		ALS Ltd. (m)	103
108		Amcor Ltd. (m)	1,023
106		AMP Ltd. (m)	432
82		Asciano Ltd. (m)	376
115		Aurizon Holdings Ltd. (m)	469
155		Australia & New Zealand Banking Group Ltd. (m)	4,151
148		BHP Billiton Ltd. (m)	4,614
90		Brambles Ltd. (m)	734
19		Coca-Cola Amatil Ltd. (m)	215
78		Commonwealth Bank of Australia (m)	5,176
44		Computershare Ltd. (m)	385
4		Crown Ltd. (m)	40
23		CSL Ltd. (m)	1,372
271		Dexus Property Group (m)	256
263		Federation Centres Ltd. (m)	553
144		Fortescue Metals Group Ltd. (m)	474
122		Goodman Group (m)	516
196		GPT Group (m)	646
190		Incitec Pivot Ltd. (m)	448
132		Insurance Australia Group Ltd. (m)	687
64		Lend Lease Group (m)	503
11		Macquarie Group Ltd. (m)	435
371		Mirvac Group (m)	546
133		National Australia Bank Ltd. (m)	3,734
33		Newcrest Mining Ltd. (m)	365
5		Orica Ltd. (m)	88
27		Origin Energy Ltd. (m)	286
48		QBE Insurance Group Ltd. (m)	702
12		Ramsay Health Care Ltd. (m)	401
31		Rio Tinto Ltd. (m)	1,588
67		Santos Ltd. (m)	827
40		Sonic Healthcare Ltd. (m)	517
13		Stockland (m)	41
104		Suncorp Group Ltd. (m)	1,196
62		Tabcorp Holdings Ltd. (m)	181
170		Telstra Corp., Ltd. (m)	760
104		Toll Holdings Ltd. (m)	496
65		Transurban Group (m)	398
63		Wesfarmers Ltd. (m)	2,303
129		Westfield Group (m)	1,304
215		Westfield Retail Trust (m)	580
141		Westpac Banking Corp. (m)	3,904
44		Woodside Petroleum Ltd. (m)	1,479
62		Woolworths Ltd. (m)	1,851
—	(h)	WorleyParsons Ltd. (m)	—	(h)

			47,667

		Austria — 0.1%
14		Andritz AG (m)	746

		Belgium — 0.3%
26		Anheuser-Busch InBev N.V. (m)	2,458
20		Solvay S.A. (m)	2,667

			5,125

		Bermuda — 0.3%
40		Axis Capital Holdings Ltd. (m)	1,730
14		Everest Re Group Ltd. (m)	1,811
31		Genpact Ltd. (m)	630
5		PartnerRe Ltd. (m)	443
10		RenaissanceRe Holdings Ltd. (m)	847

			5,461

		Canada — 3.4%
9		Agnico-Eagle Mines Ltd. (m)	260
8		Agrium, Inc. (m)	665
7		Alimentation Couche Tard, Inc., Class B (m)	431
16		ARC Resources Ltd. (m)	395
34		Bank of Montreal (m)	2,143
62		Bank of Nova Scotia (m)	3,475
55		Barrick Gold Corp. (m)	903
13		BCE, Inc. (m)	559
25		Blackberry Ltd. (a) (m)	221
75		Bombardier, Inc., Class B (m)	364
30		Brookfield Asset Management, Inc., Class A (m)	1,098
21		Cameco Corp. (m)	435
22		Canadian Imperial Bank of Commerce (m)	1,654
23		Canadian National Railway Co. (m)	2,314
58		Canadian Natural Resources Ltd. (m)	1,810
25		Canadian Oil Sands Ltd. (m)	489
9		Canadian Pacific Railway Ltd. (m)	1,123
41		Cenovus Energy, Inc. (m)	1,202
19		Crescent Point Energy Corp. (m)	710
37		Eldorado Gold Corp. (m)	293
40		Enbridge, Inc. (m)	1,779
39		Encana Corp. (m)	689
24		First Quantum Minerals Ltd. (m)	390
10		Fortis, Inc. (m)	313
8		Franco-Nevada Corp. (m)	337
44		Goldcorp, Inc. (m)	1,229
15		Great-West Lifeco, Inc. (m)	440
18		Husky Energy, Inc. (m)	515

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Canada — Continued
16		Imperial Oil Ltd. (m)	694
7		Intact Financial Corp. (m)	412
62		Kinross Gold Corp. (m)	320
5		Lululemon Athletica, Inc. (a) (m)	339
17		Magna International, Inc. (m)	1,285
96		Manulife Financial Corp. (m)	1,692
5		Metro, Inc. (m)	373
9		National Bank of Canada (m)	671
16		Pembina Pipeline Corp. (m)	491
45		Potash Corp. of Saskatchewan, Inc. (m)	1,315
18		Power Corp. of Canada (m)	529
13		Power Financial Corp. (m)	408
20		Rogers Communications, Inc., Class B (m)	818
78		Royal Bank of Canada (m)	4,881
7		Saputo, Inc. (m)	323
20		Shaw Communications, Inc., Class B (m)	501
11		Shoppers Drug Mart Corp. (m)	651
19		Silver Wheaton Corp. (m)	441
8		SNC-Lavalin Group, Inc. (m)	342
32		Sun Life Financial, Inc. (m)	1,030
85		Suncor Energy, Inc. (m)	2,675
57		Talisman Energy, Inc. (m)	645
31		Teck Resources Ltd., Class B (m)	725
8		Tim Hortons, Inc. (m)	477
49		Toronto-Dominion Bank (The) (m)	4,150
38		TransCanada Corp. (m)	1,714
15		Valeant Pharmaceuticals International, Inc. (a) (m)	1,416
42		Yamana Gold, Inc. (m)	435

			55,989

		China — 0.0% (g)
16		AAC Technologies Holdings, Inc. (m)	72

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp. (m)	1

		Denmark — 0.7%
—	(h)	AP Moeller—Maersk A/S, Class B (m)	902
10		Carlsberg A/S, Class B (m)	1,014
103		Danske Bank A/S (a) (m)	1,896
30		Novo Nordisk A/S, Class B (m)	5,152
247		TDC A/S (m)	2,159

			11,123

		Finland — 0.2%
35		Nokian Renkaat OYJ (m)	1,573
143		UPM-Kymmene OYJ (m)	1,594
2		Wartsila OYJ Abp (m)	77

			3,244

		France — 3.5%
14		Air Liquide S.A. (m)	1,857
44		AtoS (m)	3,279
220		AXA S.A. (m)	4,859
47		BNP Paribas S.A. (m)	3,016
54		Cie de St-Gobain (m)	2,487
19		Cie Generale des Etablissements Michelin (m)	1,856
116		Electricite de France S.A. (m)	3,399
78		European Aeronautic Defence and Space Co. N.V. (m)	4,682
125		GDF Suez (m)	2,615
—	(h)	Groupe Fnac (a) (m)	5
17		Lafarge S.A. (m)	1,085
8		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,389
63		Orange S.A. (m)	623
21		Renault S.A. (m)	1,686
65		Sanofi (m)	6,766
58		Schneider Electric S.A. (m)	4,612
66		Societe Generale S.A. (a) (m)	2,660
19		Sodexo (m)	1,723
46		Thales S.A. (m)	2,358
97		Total S.A. (m)	5,163
4		Unibail-Rodamco SE (m)	968

			57,088

		Germany — 3.1%
39		Allianz SE (m)	6,097
67		BASF SE (m)	5,897
55		Bayer AG (m)	6,450
31		Bayerische Motoren Werke AG (m)	3,040
18		Brenntag AG (m)	3,015
24		Continental AG (m)	3,703
19		Daimler AG (m)	1,351
52		Deutsche Bank AG (m)	2,337
19		Deutsche Boerse AG (m)	1,343
111		Deutsche Telekom AG (m)	1,345
96		E.ON SE (m)	1,637
38		HeidelbergCement AG (m)	2,914
6		Linde AG (m)	1,228
6		Muenchener Rueckversicherungs AG (m)	1,274
2		Osram Licht AG (a) (m)	77
59		RWE AG (m)	1,776
59		SAP AG (m)	4,334

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Germany — Continued
23		Siemens AG (m)	2,513
25		ThyssenKrupp AG (a) (m)	536

			50,867

		Hong Kong — 1.1%
540		AIA Group Ltd. (m)	2,555
111		Bank of East Asia Ltd. (m)	415
22		BOC Hong Kong Holdings Ltd. (m)	69
105		Cheung Kong Holdings Ltd. (m)	1,474
67		Cheung Kong Infrastructure Holdings Ltd. (m)	463
48		CLP Holdings Ltd. (m)	398
156		Galaxy Entertainment Group Ltd. (a) (m)	821
54		Hang Seng Bank Ltd. (m)	824
273		HKT Trust/HKT Ltd. (m)	267
213		Hong Kong & China Gas Co., Ltd. (m)	544
33		Hong Kong Exchanges and Clearing Ltd. (m)	516
143		Hutchison Whampoa Ltd. (m)	1,613
92		Li & Fung Ltd. (m)	122
137		Link REIT (The) (m)	669
160		MTR Corp., Ltd. (m)	593
221		NWS Holdings Ltd. (m)	339
69		Orient Overseas International Ltd. (m)	380
120		Power Assets Holdings Ltd. (m)	1,077
191		Sands China Ltd. (m)	1,033
368		Sino Land Co., Ltd. (m)	519
76		SJM Holdings Ltd. (m)	190
65		Sun Hung Kai Properties Ltd. (m)	867
115		Wharf Holdings Ltd. (m)	988
77		Wheelock & Co., Ltd. (m)	400
174		Yue Yuen Industrial Holdings Ltd. (m)	477

			17,613

		Ireland — 0.9%
24		Accenture plc, Class A (m)	1,800
69		Covidien plc (m)	4,226
50		Eaton Corp. plc (m)	3,478
2		Mallinckrodt plc (a) (m)	82
6		Seagate Technology plc (m)	237
87		Shire plc (m)	3,160
48		Warner Chilcott plc, Class A (m)	1,022

			14,005

		Italy — 0.7%
66		Assicurazioni Generali S.p.A. (m)	1,305
303		Enel S.p.A. (m)	1,013
226		Eni S.p.A. (m)	4,981
1,265		Intesa Sanpaolo S.p.A. (m)	2,413
2,088		Telecom Italia S.p.A. (m)	1,432
127		UniCredit S.p.A. (m)	692

			11,836

		Japan — 7.7%
60		77 Bank Ltd. (The) (m)	290
11		Aeon Co., Ltd. (m)	157
10		AEON Financial Service Co., Ltd. (m)	294
1		Air Water, Inc. (m)	15
16		Aisin Seiki Co., Ltd. (m)	634
50		Ajinomoto Co., Inc. (m)	697
1		Alfresa Holdings Corp. (m)	50
50		Amada Co., Ltd. (m)	359
28		ANA Holdings, Inc. (m)	58
10		Anritsu Corp. (m)	130
21		Arcs Co., Ltd. (m)	389
10		Asahi Group Holdings Ltd. (m)	245
87		Asahi Kasei Corp. (m)	550
3		Asics Corp. (m)	42
36		Astellas Pharma, Inc. (m)	1,909
106		Bank of Yokohama Ltd. (The) (m)	581
37		Bridgestone Corp. (m)	1,310
46		Canon, Inc. (m)	1,410
12		Central Japan Railway Co. (m)	1,458
21		Chubu Electric Power Co., Inc. (m)	297
—	(h)	Chugai Pharmaceutical Co., Ltd. (m)	2
19		Chugoku Electric Power Co., Inc. (The) (m)	276
34		Citizen Holdings Co., Ltd. (m)	195
29		Coca-Cola West Co., Ltd. (m)	567
10		Dai Nippon Printing Co., Ltd. (m)	89
1		Daicel Corp. (m)	9
1		Dai-ichi Life Insurance Co., Ltd. (The) (m)	795
10		Daiichi Sankyo Co., Ltd. (m)	159
19		Daikin Industries Ltd. (m)	773
33		Dainippon Screen Manufacturing Co., Ltd. (a) (m)	182
6		Daito Trust Construction Co., Ltd. (m)	503
53		Daiwa House Industry Co., Ltd. (m)	973
36		Daiwa Securities Group, Inc. (m)	305
100		Denki Kagaku Kogyo KK (m)	368
12		Denso Corp. (m)	540
19		Dentsu, Inc. (m)	611
2		Disco Corp. (m)	130
1		Dowa Holdings Co., Ltd. (m)	9

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
21		East Japan Railway Co. (m)	1,714
21		Electric Power Development Co., Ltd. (m)	691
9		Ezaki Glico Co., Ltd. (m)	93
7		FANUC Corp. (m)	1,060
3		Fast Retailing Co., Ltd. (m)	1,059
9		Fuji Heavy Industries Ltd. (m)	222
—	(h)	Fuji Media Holdings, Inc. (m)	210
6		FUJIFILM Holdings Corp. (m)	136
213		Fujitsu Ltd. (m)	815
102		Fukuoka Financial Group, Inc. (m)	459
103		Furukawa Electric Co., Ltd. (m)	249
33		Hankyu Hanshin Holdings, Inc. (m)	189
4		Hirose Electric Co., Ltd. (m)	547
1		Hisamitsu Pharmaceutical Co., Inc. (m)	27
10		Hitachi Capital Corp. (m)	231
304		Hitachi Ltd. (m)	2,037
232		Hokuhoku Financial Group, Inc. (m)	437
94		Honda Motor Co., Ltd. (m)	3,471
—	(h)	Hoya Corp. (m)	2
18		Ibiden Co., Ltd. (m)	264
—	(h)	Inpex Corp. (m)	787
24		Isuzu Motors Ltd. (m)	170
18		ITOCHU Corp. (m)	217
19		Itochu Techno-Solutions Corp. (m)	761
3		J. Front Retailing Co., Ltd. (m)	24
1		Japan Exchange Group, Inc. (m)	103
75		Japan Tobacco, Inc. (m)	2,632
33		JFE Holdings, Inc. (m)	744
16		JSR Corp. (m)	296
226		JX Holdings, Inc. (m)	1,197
47		Kansai Electric Power Co., Inc. (The) (a) (m)	579
12		Kao Corp. (m)	368
153		Kawasaki Heavy Industries Ltd. (m)	559
37		Kawasaki Kisen Kaisha Ltd. (m)	76
31		KDDI Corp. (m)	1,726
115		Keio Corp. (m)	809
—	(h)	Keyence Corp. (m)	130
6		Kintetsu World Express, Inc. (m)	231
30		Kirin Holdings Co., Ltd. (m)	444
54		Komatsu Ltd. (m)	1,209
7		Konica Minolta, Inc. (m)	53
67		Kubota Corp. (m)	975
11		Kyocera Corp. (m)	1,135
55		Kyowa Hakko Kirin Co., Ltd. (m)	548
39		Kyushu Electric Power Co., Inc. (a) (m)	537
6		LIXIL Group Corp. (m)	134
9		Mabuchi Motor Co., Ltd. (m)	462
8		Makita Corp. (m)	406
111		Marubeni Corp. (m)	771
62		Marui Group Co., Ltd. (m)	603
84		Mazda Motor Corp. (a) (m)	350
33		Medipal Holdings Corp. (m)	406
1		Minebea Co., Ltd. (m)	4
1		Miraca Holdings, Inc. (m)	39
59		Mitsubishi Corp. (m)	1,071
117		Mitsubishi Electric Corp. (m)	1,135
60		Mitsubishi Estate Co., Ltd. (m)	1,521
87		Mitsubishi Gas Chemical Co., Inc. (m)	643
206		Mitsubishi Heavy Industries Ltd. (m)	1,106
9		Mitsubishi Logistics Corp. (m)	131
7		Mitsubishi Motors Corp. (a) (m)	96
746		Mitsubishi UFJ Financial Group, Inc. (m)	4,624
131		Mitsui & Co., Ltd. (m)	1,749
244		Mitsui Chemicals, Inc. (m)	564
67		Mitsui Fudosan Co., Ltd. (m)	2,020
35		Mitsui Mining & Smelting Co., Ltd. (m)	78
105		Mitsui OSK Lines Ltd. (a) (m)	404
858		Mizuho Financial Group, Inc. (m)	1,784
43		Mori Seiki Co., Ltd. (m)	556
11		MS&AD Insurance Group Holdings (m)	272
4		Murata Manufacturing Co., Ltd. (m)	261
115		NEC Corp. (m)	260
17		NGK Insulators Ltd. (m)	227
8		Nidec Corp. (m)	690
21		Nikon Corp. (m)	440
3		Nintendo Co., Ltd. (m)	344
1		Nippon Express Co., Ltd. (m)	5
31		Nippon Meat Packers, Inc. (m)	477
6		Nippon Paper Industries Co., Ltd. (m)	92
589		Nippon Steel & Sumitomo Metal Corp. (m)	1,709
29		Nippon Telegraph & Telephone Corp. (m)	1,438
2		Nippon Yusen KK (m)	6
132		Nishi-Nippon City Bank Ltd. (The) (m)	340
138		Nissan Motor Co., Ltd. (m)	1,438
14		Nisshin Steel Holdings Co., Ltd. (m)	126
19		Nitto Denko Corp. (m)	1,053
35		NKSJ Holdings, Inc. (m)	865
231		Nomura Holdings, Inc. (m)	1,751

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Japan — Continued
11	Nomura Real Estate Holdings, Inc. (m)	258
107	North Pacific Bank Ltd. (m)	415
43	NSK Ltd. (m)	402
1	NTT DOCOMO, Inc. (m)	815
21	Olympus Corp. (a) (m)	648
18	Omron Corp. (m)	560
12	Onward Holdings Co., Ltd. (m)	108
84	ORIX Corp. (m)	1,241
3	Otsuka Corp. (m)	350
40	Otsuka Holdings Co., Ltd. (m)	1,304
113	Panasonic Corp. (a) (m)	998
84	Resona Holdings, Inc. (m)	418
67	Ricoh Co., Ltd. (m)	752
5	Rinnai Corp. (m)	351
1	Ryohin Keikaku Co., Ltd. (m)	70
2	Sankyo Co., Ltd. (m)	97
9	Sanrio Co., Ltd. (m)	458
2	Santen Pharmaceutical Co., Ltd. (m)	74
22	Sanwa Holdings Corp. (m)	121
5	SBI Holdings, Inc. (m)	48
6	Secom Co., Ltd. (m)	341
27	Sega Sammy Holdings, Inc. (m)	625
3	Seiko Epson Corp. (m)	42
65	Sekisui Chemical Co., Ltd. (m)	652
33	Seven & I Holdings Co., Ltd. (m)	1,254
2	Shimamura Co., Ltd. (m)	241
9	Shin-Etsu Chemical Co., Ltd. (m)	542
17	Shinko Electric Industries Co., Ltd. (m)	162
7	Shiseido Co., Ltd. (m)	103
1	SMC Corp. (m)	296
54	Softbank Corp. (m)	3,409
5	Sohgo Security Services Co., Ltd. (m)	89
42	Sony Corp. (m)	886
11	Sony Financial Holdings, Inc. (m)	182
197	Sumitomo Bakelite Co., Ltd. (m)	740
172	Sumitomo Chemical Co., Ltd. (m)	565
86	Sumitomo Corp. (m)	1,151
22	Sumitomo Electric Industries Ltd. (m)	296
6	Sumitomo Heavy Industries Ltd. (m)	28
16	Sumitomo Metal Mining Co., Ltd. (m)	209
63	Sumitomo Mitsui Financial Group, Inc. (m)	2,865
263	Sumitomo Mitsui Trust Holdings, Inc. (m)	1,210
39	Sumitomo Osaka Cement Co., Ltd. (m)	126
14	Sumitomo Realty & Development Co., Ltd. (m)	585
39	Sumitomo Rubber Industries Ltd. (m)	647
13	Sundrug Co., Ltd. (m)	568
24	Suzuken Co., Ltd. (m)	744
28	Suzuki Motor Corp. (m)	662
2	Sysmex Corp. (m)	110
29	T&D Holdings, Inc. (m)	360
27	Taiyo Yuden Co., Ltd. (m)	355
5	Takashimaya Co., Ltd. (m)	49
30	Takeda Pharmaceutical Co., Ltd. (m)	1,320
4	TDK Corp. (m)	126
3	Terumo Corp. (m)	131
12	Tohoku Electric Power Co., Inc. (a) (m)	138
22	Tokio Marine Holdings, Inc. (m)	715
37	Tokyo Electric Power Co., Inc. (a) (m)	225
206	Tokyo Gas Co., Ltd. (m)	1,132
24	Tokyu Corp. (m)	156
6	Toppan Printing Co., Ltd. (m)	41
281	Toshiba Corp. (m)	1,215
10	Toyo Suisan Kaisha Ltd. (m)	313
1	Toyota Industries Corp. (m)	49
148	Toyota Motor Corp. (m)	9,024
1	Tsumura & Co. (m)	17
6	Unicharm Corp. (m)	303
7	West Japan Railway Co. (m)	308
3	Yakult Honsha Co., Ltd. (m)	144
7	Yamada Denki Co., Ltd. (m)	301
9	Yamaha Motor Co., Ltd. (m)	125
14	Yamato Holdings Co., Ltd. (m)	298
23	Zeon Corp. (m)	249

		125,947

	Luxembourg — 0.1%
105	ArcelorMittal (m)	1,368

	Netherlands — 1.9%
259	Aegon N.V. (m)	2,000
19	ASML Holding N.V. (m)	1,744
111	ING Groep N.V., CVA (a) (m)	1,128
106	Koninklijke Ahold N.V. (m)	1,747
169	Koninklijke KPN N.V. (a) (m)	444
120	Koninklijke Philips N.V. (m)	3,833
279	Royal Dutch Shell plc, Class A (m)	9,520
143	Royal Dutch Shell plc, Class B (m)	5,045
108	TNT Express N.V. (m)	852

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Netherlands — Continued
124	Unilever N.V., CVA (m)	4,989

		31,302

	New Zealand — 0.0% (g)
207	Telecom Corp. of New Zealand Ltd. (m)	372

	Norway — 0.2%
34	Statoil ASA (m)	732
140	Telenor ASA (m)	3,092

		3,824

	Portugal — 0.2%
815	EDP — Energias de Portugal S.A. (m)	2,896

	Singapore — 0.8%
65	Avago Technologies Ltd. (m)	2,397
210	CapitaMalls Asia Ltd. (m)	329
10	City Developments Ltd. (m)	84
122	DBS Group Holdings Ltd. (m)	1,601
199	Genting Singapore plc (m)	207
260	Global Logistic Properties Ltd. (m)	580
859	Golden Agri-Resources Ltd. (m)	354
334	Hutchison Port Holdings Trust, Class U (m)	247
9	Jardine Cycle & Carriage Ltd. (m)	285
108	Keppel Corp., Ltd. (m)	879
90	Keppel Land Ltd. (m)	261
344	Olam International Ltd. (m)	459
176	Oversea-Chinese Banking Corp., Ltd. (m)	1,461
31	Sembcorp Industries Ltd. (m)	124
56	SembCorp Marine Ltd. (m)	200
36	Singapore Airlines Ltd. (m)	286
92	Singapore Exchange Ltd. (m)	552
38	Singapore Press Holdings Ltd. (m)	131
443	Singapore Telecommunications Ltd. (m)	1,368
46	United Overseas Bank Ltd. (m)	776
63	Wilmar International Ltd. (m)	156

		12,737

	Spain — 1.4%
29	Amadeus IT Holding S.A., Class A (m)	988
372	Banco Bilbao Vizcaya Argentaria S.A. (m)	3,528
526	Banco Santander S.A. (m)	3,850
540	Bankia S.A. (a) (m)	477
311	Distribuidora Internacional de Alimentacion S.A. (m)	2,577
492	Iberdrola S.A. (m)	2,722
18	Inditex S.A. (m)	2,404
136	Repsol S.A. (m)	3,259
237	Telefonica S.A. (m)	3,384

		23,189

	Sweden — 0.9%
93	Electrolux AB, Series B, (m)	2,723
259	Nordea Bank AB (m)	3,281
22	Svenska Handelsbanken AB, Class A (m)	982
106	Swedbank AB, Class A (m)	2,549
196	Tele2 AB, Class B (m)	2,518
161	Telefonaktiebolaget LM Ericsson, Class B (m)	1,907

		13,960

	Switzerland — 4.5%
67	ACE Ltd. (m)	6,107
49	Cie Financiere Richemont S.A., Class A (m)	4,784
73	Credit Suisse Group AG (a) (m)	2,145
573	Glencore Xstrata plc (m)	2,418
50	Holcim Ltd. (a) (m)	3,595
189	Nestle S.A. (m)	12,817
35	Noble Corp. (m)	1,327
152	Novartis AG (m)	10,896
49	Roche Holding AG (m)	12,026
59	Swiss Re AG (a) (m)	4,694
8	Syngenta AG (m)	3,284
7	Transocean Ltd. (m)	341
42	Tyco International Ltd. (m)	1,473
205	UBS AG (a) (m)	4,030
48	Wolseley plc (m)	2,316
2	Zurich Insurance Group AG (a) (m)	644

		72,897

	United Kingdom — 8.1%
361	3i Group plc (m)	2,104
44	Anglo American plc (m)	936
43	Aon plc (m)	2,880
74	ARM Holdings plc (m)	993
99	Associated British Foods plc (m)	2,920
63	AstraZeneca plc (m)	3,188
680	Barclays plc (m)	2,972
171	BG Group plc (m)	3,079
115	BHP Billiton plc (m)	3,285
819	BP plc (m)	5,660
137	British American Tobacco plc (m)	7,305
863	BT Group plc (m)	4,466
15	Bunzl plc (m)	325
66	Burberry Group plc (m)	1,546

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United Kingdom — Continued
422		Centrica plc (m)	2,508
176		Diageo plc (m)	5,523
39		easyJet plc (m)	847
57		Ensco plc, Class A (m)	3,259
168		GlaxoSmithKline plc (m)	4,306
1,004		HSBC Holdings plc (m)	11,402
122		Imperial Tobacco Group plc (m)	4,102
98		InterContinental Hotels Group plc (m)	2,847
1,212		ITV plc (m)	3,118
352		J Sainsbury plc (m)	2,111
148		Kingfisher plc (m)	896
2,391		Lloyds Banking Group plc (a) (m)	2,490
273		Marks & Spencer Group plc (m)	1,999
281		Meggitt plc (m)	2,345
131		Pearson plc (m)	2,682
31		Persimmon plc (a) (m)	587
61		Petrofac Ltd. (m)	1,211
206		Prudential plc (m)	3,654
17		Randgold Resources Ltd. (m)	1,276
86		Rio Tinto plc (m)	3,850
222		Rolls-Royce Holdings plc (a) (m)	3,966
175		Royal Bank of Scotland Group plc (a) (m)	844
94		SABMiller plc (m)	4,595
110		Standard Chartered plc (m)	2,556
131		Standard Life plc (m)	758
165		Tate & Lyle plc (m)	2,107
279		Tesco plc (m)	1,559
34		Tullow Oil plc (m)	535
2,272		Vodafone Group plc (m)	6,804
59		Whitbread plc (m)	2,909
243		William Hill plc (m)	1,799
308		WM Morrison Supermarkets plc (m)	1,357

			132,461

		United States — 52.1%
5		3M Co. (m)	604
69		Abbott Laboratories (m)	2,522
11		Actavis, Inc. (a) (m)	1,440
85		Adobe Systems, Inc. (a) (m)	3,997
27		Aflac, Inc. (m)	1,686
15		AGCO Corp. (m)	844
55		Air Products & Chemicals, Inc. (m)	5,991
294		Alcoa, Inc. (m)	2,334
1		Alexandria Real Estate Equities, Inc. (m)	62
28		Alexion Pharmaceuticals, Inc. (a) (m)	3,251
35		Allergan, Inc. (m)	3,153
5		Alliance Data Systems Corp. (a) (m)	1,030
24		Amazon.com, Inc. (a) (m)	7,270
42		Ameren Corp. (m)	1,514
32		American Campus Communities, Inc. (m)	1,243
23		American Electric Power Co., Inc. (m)	1,069
40		American Express Co. (m)	2,951
15		American International Group, Inc. (a) (m)	689
15		American Tower Corp. (m)	1,062
10		American Water Works Co., Inc. (m)	444
39		Anadarko Petroleum Corp. (m)	3,484
18		Apache Corp. (m)	1,458
44		Apartment Investment & Management Co., Class A (m)	1,296
49		Apple, Inc. (m)	21,977
169		Applied Materials, Inc. (m)	2,759
150		Archer-Daniels-Midland Co. (m)	5,485
227		AT&T, Inc. (m)	8,005
10		AutoNation, Inc. (a) (m)	465
8		AutoZone, Inc. (a) (m)	3,499
9		Avery Dennison Corp. (m)	416
7		Avnet, Inc. (a) (m)	251
23		Axiall Corp. (m)	1,014
15		Baker Hughes, Inc. (m)	722
23		Ball Corp. (m)	1,041
889		Bank of America Corp. (m)	12,974
56		Baxter International, Inc. (m)	4,086
35		BB&T Corp. (m)	1,259
44		Berkshire Hathaway, Inc., Class B (a) (m)	5,059
33		Biogen Idec, Inc. (a) (m)	7,090
7		BioMarin Pharmaceutical, Inc. (a) (m)	459
4		BorgWarner, Inc. (a) (m)	395
4		Boston Properties, Inc. (m)	431
85		Brandywine Realty Trust (m)	1,188
183		Bristol-Myers Squibb Co. (m)	7,920
147		Broadcom Corp., Class A (m)	4,042
19		CA, Inc. (m)	562
24		Camden Property Trust (m)	1,703
40		Cameron International Corp. (a) (m)	2,377
68		Capital One Financial Corp. (m)	4,717
86		CareFusion Corp. (a) (m)	3,333
—	(h)	Catamaran Corp. (a) (m)	1
57		CBL & Associates Properties, Inc. (m)	1,289
89		CBS Corp. (Non-Voting), Class B (m)	4,725
58		Celgene Corp. (a) (m)	8,524
28		Cerner Corp. (a) (m)	1,365

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
6	CF Industries Holdings, Inc. (m)	1,102
128	Chevron Corp. (m)	16,071
21	Cigna Corp. (m)	1,619
471	Cisco Systems, Inc. (m)	12,024
6	CIT Group, Inc. (a) (m)	303
257	Citigroup, Inc. (m)	13,381
19	Citrix Systems, Inc. (a) (m)	1,346
12	Clorox Co. (The) (m)	1,021
66	CMS Energy Corp. (m)	1,843
254	Coca-Cola Co. (The) (m)	10,181
74	Coca-Cola Enterprises, Inc. (m)	2,766
43	Cognizant Technology Solutions Corp., Class A (a) (m)	3,134
37	Colgate-Palmolive Co. (m)	2,233
215	Comcast Corp., Class A (m)	9,704
57	Comerica, Inc. (m)	2,441
93	ConocoPhillips (m)	6,010
82	Corning, Inc. (m)	1,252
56	Crown Holdings, Inc. (a) (m)	2,444
228	CSX Corp. (m)	5,663
139	CVS Caremark Corp. (m)	8,535
24	DaVita HealthCare Partners, Inc. (a) (m)	2,755
12	Deere & Co. (m)	988
34	Delta Air Lines, Inc. (m)	731
21	Denbury Resources, Inc. (a) (m)	376
28	Digital Realty Trust, Inc. (m)	1,540
37	DISH Network Corp., Class A (m)	1,657
149	Dow Chemical Co. (The) (m)	5,236
56	Dr. Pepper Snapple Group, Inc. (m)	2,606
30	DTE Energy Co. (m)	2,105
39	Duke Realty Corp. (m)	643
51	E.I. du Pont de Nemours & Co. (m)	2,968
96	eBay, Inc. (a) (m)	4,975
91	Edison International (m)	4,521
142	EMC Corp. (m)	3,714
116	Emerson Electric Co. (m)	7,149
28	EOG Resources, Inc. (m)	4,044
37	Expedia, Inc. (m)	1,737
30	Extra Space Storage, Inc. (m)	1,274
213	Exxon Mobil Corp. (m)	20,014
23	FedEx Corp. (m)	2,473
46	Fidelity National Information Services, Inc. (m)	1,973
15	Flowserve Corp. (m)	869
79	Fluor Corp. (m)	4,963
16	Freeport-McMoRan Copper & Gold, Inc. (m)	456
48	Freescale Semiconductor Ltd. (a) (m)	754
25	General Dynamics Corp. (m)	2,168
402	General Electric Co. (m)	9,789
90	General Mills, Inc. (m)	4,671
160	General Motors Co. (a) (m)	5,739
17	Gilead Sciences, Inc. (a) (m)	1,042
43	Goldman Sachs Group, Inc. (The) (m)	7,092
20	Google, Inc., Class A (a) (m)	17,609
84	Halliburton Co. (m)	3,795
5	Harris Corp. (m)	293
50	Hartford Financial Services Group, Inc. (m)	1,528
53	HCP, Inc. (m)	2,331
141	Hewlett-Packard Co. (m)	3,615
32	Highwoods Properties, Inc. (m)	1,145
11	HollyFrontier Corp. (m)	480
123	Home Depot, Inc. (The) (m)	9,698
98	Honeywell International, Inc. (m)	8,154
39	Host Hotels & Resorts, Inc. (m)	691
36	Humana, Inc. (m)	3,252
89	Intel Corp. (m)	2,064
11	IntercontinentalExchange, Inc. (a) (m)	2,073
50	International Business Machines Corp. (m)	9,780
19	International Paper Co. (m)	918
2	Intuitive Surgical, Inc. (a) (m)	885
109	Invesco Ltd. (m)	3,504
28	Jack Henry & Associates, Inc. (m)	1,332
206	Johnson & Johnson (m)	19,221
101	Johnson Controls, Inc. (m)	4,076
1	KBR, Inc. (m)	28
14	Kellogg Co. (m)	951
39	Kimberly-Clark Corp. (m)	3,860
35	Kimco Realty Corp. (m)	796
29	KLA-Tencor Corp. (m)	1,725
54	Kroger Co. (The) (m)	2,137
8	L-3 Communications Holdings, Inc. (m)	785
53	Lam Research Corp. (a) (m)	2,621
11	Lamar Advertising Co., Class A (a) (m)	465
44	Lennar Corp., Class A (m)	1,503
31	Lincoln National Corp. (m)	1,297
11	LinkedIn Corp., Class A (a) (m)	2,305
142	Lowe’s Cos., Inc. (m)	6,340
69	Macy’s, Inc. (m)	3,348

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
50		Marathon Petroleum Corp. (m)	3,654
129		Masco Corp. (m)	2,649
3		Mastercard, Inc., Class A (m)	1,607
33		McDonald’s Corp. (m)	3,251
10		McGraw Hill Financial, Inc. (m)	647
1		McKesson Corp. (m)	153
153		Merck & Co., Inc. (m)	7,369
130		MetLife, Inc. (m)	6,285
14		Mettler-Toledo International, Inc. (a) (m)	3,131
57		Micron Technology, Inc. (a) (m)	755
486		Microsoft Corp. (m)	15,461
225		Mondelez International, Inc., Class A (m)	7,038
5		Monsanto Co. (m)	540
148		Morgan Stanley (m)	4,025
—	(h)	Mylan, Inc. (a) (m)	2
33		National Oilwell Varco, Inc. (m)	2,322
13		NetApp, Inc. (m)	552
3		News Corp., Class A (a) (m)	49
66		NextEra Energy, Inc. (m)	5,737
137		NiSource, Inc. (m)	4,195
15		Nordstrom, Inc. (m)	932
65		Norfolk Southern Corp. (m)	4,737
6		NYSE Euronext (m)	245
67		Occidental Petroleum Corp. (m)	5,957
7		Onyx Pharmaceuticals, Inc. (a) (m)	889
270		Oracle Corp. (m)	8,747
19		O’Reilly Automotive, Inc. (a) (m)	2,350
19		Owens-Illinois, Inc. (a) (m)	560
100		PACCAR, Inc. (m)	5,609
13		Parker Hannifin Corp. (m)	1,322
106		PepsiCo, Inc. (m)	8,865
3		PetSmart, Inc. (m)	203
222		Pfizer, Inc. (m)	6,480
135		Philip Morris International, Inc. (m)	12,058
58		Phillips 66 (m)	3,574
7		Pitney Bowes, Inc. (m)	113
18		PNC Financial Services Group, Inc. (The) (m)	1,399
26		Post Properties, Inc. (m)	1,189
4		priceline.com, Inc. (a) (m)	3,205
165		Procter & Gamble Co. (The) (m)	13,214
39		Prudential Financial, Inc. (m)	3,099
2		Public Storage (m)	291
119		PulteGroup, Inc. (a) (m)	1,981
120		QUALCOMM, Inc. (m)	7,724
49		Questar Corp. (m)	1,172
7		Range Resources Corp. (m)	574
49		Regions Financial Corp. (m)	490
4		Rock Tenn Co., Class A (m)	409
30		Ross Stores, Inc. (m)	2,026
35		Royal Caribbean Cruises Ltd. (m)	1,352
104		Schlumberger Ltd. (m)	8,481
49		Sempra Energy (m)	4,302
8		Sherwin-Williams Co. (The) (m)	1,346
25		Simon Property Group, Inc. (m)	4,026
5		Snap-on, Inc. (m)	455
41		Southwest Airlines Co. (m)	566
12		Splunk, Inc. (a) (m)	618
31		SPX Corp. (m)	2,343
8		St. Jude Medical, Inc. (m)	400
37		Starbucks Corp. (m)	2,669
81		State Street Corp. (m)	5,624
79		SunTrust Banks, Inc. (m)	2,744
8		Superior Energy Services, Inc. (a) (m)	207
7		SVB Financial Group (a) (m)	584
6		Symantec Corp. (m)	157
78		Target Corp. (m)	5,578
67		TD Ameritrade Holding Corp. (m)	1,805
29		Thermo Fisher Scientific, Inc. (m)	2,607
20		Thomson Reuters Corp. (m)	681
33		Time Warner Cable, Inc. (m)	3,796
124		Time Warner, Inc. (m)	7,743
10		Timken Co. (m)	601
103		TJX Cos., Inc. (m)	5,343
13		Toll Brothers, Inc. (a) (m)	427
13		TRW Automotive Holdings Corp. (a) (m)	948
14		Twenty-First Century Fox, Inc. (m)	403
33		Tyson Foods, Inc., Class A (m)	902
53		Union Pacific Corp. (m)	8,404
21		United Continental Holdings, Inc. (a) (m)	720
10		United Parcel Service, Inc., Class B (m)	885
94		United Technologies Corp. (m)	9,939
117		UnitedHealth Group, Inc. (m)	8,553
12		URS Corp. (m)	581
22		V.F. Corp. (m)	4,384
15		Valeant Pharmaceuticals International, Inc. (a) (m)	1,414
34		Ventas, Inc. (m)	2,261
206		Verizon Communications, Inc. (m)	10,171
35		Vertex Pharmaceuticals, Inc. (a) (m)	2,810

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
14	Viacom, Inc., Class B (m)	1,054
53	Visa, Inc., Class A (m)	9,461
9	VMware, Inc., Class A (a) (m)	729
17	W.W. Grainger, Inc. (m)	4,356
52	Wal-Mart Stores, Inc. (m)	4,020
125	Walt Disney Co. (The) (m)	8,108
390	Wells Fargo & Co. (m)	16,972
15	Western Digital Corp. (m)	961
74	Williams Cos., Inc. (The) (m)	2,536
141	Xcel Energy, Inc. (m)	4,217
44	Xilinx, Inc. (m)	2,041
43	Yum! Brands, Inc. (m)	3,152
27	Zoetis, Inc. (m)	790

		851,290

	Total Common Stocks (Cost $1,491,377)	1,553,080

Preferred Stocks — 0.4%
	Germany — 0.4%
46	Henkel AG & Co. KGaA (m)	4,514
9	Volkswagen AG (m)	2,182

	Total Preferred Stocks (Cost $6,265)	6,696

Short-Term Investment — 4.0%
	Investment Company — 4.0%
65,089	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $65,089)	65,089

	Total Investments — 99.5% (Cost $1,562,731)	1,624,865
	Other Assets in Excess of Liabilities — 0.5%	8,833

	NET ASSETS — 100.0%	$1,633,698

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.7%
Commercial Banks	7.7
Pharmaceuticals	6.6
Insurance	4.4
Media	2.8
Food Products	2.7
Chemicals	2.5
Diversified Telecommunication Services	2.5
Beverages	2.4
IT Services	2.3
Software	2.2
Specialty Retail	2.2
Capital Markets	2.2
Aerospace & Defense	2.1
Diversified Financial Services	2.1
Food & Staples Retailing	2.0
Metals & Mining	2.0
Computers & Peripherals	1.9
Real Estate Investment Trusts (REITs)	1.9
Electric Utilities	1.8
Automobiles	1.8
Road & Rail	1.7
Tobacco	1.6
Biotechnology	1.6
Household Products	1.5
Internet Software & Services	1.5
Energy Equipment & Services	1.5
Multi-Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Semiconductors & Semiconductor Equipment	1.4
Communications Equipment	1.4
Machinery	1.3
Industrial Conglomerates	1.3
Health Care Providers & Services	1.1
Electrical Equipment	1.1
Auto Components	1.0
Health Care Equipment & Supplies	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	9.4
Short-Term Investment	4.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
127	TOPIX Index	09/12/13	$14,599	$(835)
55	S&P/TSX 60 INDEX	09/19/13	7,637	229
380	Dow Jones Euro STOXX 50 Index	09/20/13	13,932	193
235	E-mini S&P 500	09/20/13	19,746	(64)
68	FTSE 100 Index	09/20/13	6,790	15

				$(462)

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $618,634,000 and 38.1%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,430
Aggregate gross unrealized depreciation	(20,296)

Net unrealized appreciation/depreciation	$62,134

Federal income tax cost of investments	$1,562,731

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$47,667	$—	$47,667
Austria	—	746	—	746
Belgium	—	5,125	—	5,125
Bermuda	5,461	—	—	5,461
Canada	55,989	—	—	55,989
China	—	72	—	72
Colombia	1	—	—	1
Denmark	—	11,123	—	11,123
Finland	—	3,244	—	3,244
France	—	57,088	—	57,088
Germany	—	50,867	—	50,867
Hong Kong	—	17,613	—	17,613
Ireland	10,845	3,160	—	14,005
Italy	—	11,836	—	11,836
Japan	—	125,947	—	125,947
Luxembourg	—	1,368	—	1,368
Netherlands	—	31,302	—	31,302
New Zealand	—	372	—	372
Norway	—	3,824	—	3,824
Portugal	—	2,896	—	2,896
Singapore	2,397	10,340	—	12,737
Spain	113	23,076	—	23,189
Sweden	—	13,960	—	13,960
Switzerland	8,907	63,990	—	72,897
United Kingdom	6,139	126,322	—	132,461
United States	851,290	—	—	851,290

Total Common Stocks	$941,142	$611,938	$—	$1,553,080

Preferred Stocks
Germany	—	6,696	—	6,696

Total Preferred Stocks	$—	$6,696	$—	$6,696

Short-Term Investment
Investment Company	65,089	—	—	65,089

Total Investments in Securities	$1,006,231	$618,634	$—	$1,624,865

Appreciation in Other Financial Instruments
Futures Contracts	$437	$—	$—	$437
Depreciation in Other Financial Instruments
Futures Contracts	$(899)	$—	$—	$(899)

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Belgium — 1.6%
666	Anheuser-Busch InBev N.V. (m)	64,043

	Canada — 1.1%
1,299	Suncor Energy, Inc. (m)	41,053

	China — 8.3%
838	Baidu, Inc., ADR (a) (m)	110,876
34,500	China Merchants Bank Co., Ltd., Class H (m)	57,936
39,000	China Minsheng Banking Corp., Ltd., Class H (m)	39,381
111,000	Industrial & Commercial Bank of China Ltd., Class H (m)	72,906
1,891	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	41,980

		323,079

	France — 7.6%
4,072	AXA S.A. (m)	89,753
1,000	Renault S.A. (m)	78,789
902	Sanofi (m)	94,425
410	Schneider Electric S.A. (m)	32,661

		295,628

	Germany — 3.8%
937	Bayer AG (m)	108,912
905	Deutsche Bank AG (m)	40,828

		149,740

	Hong Kong — 1.3%
370,000	Emperor Watch & Jewellery Ltd. (m)	28,121
41,000	New World Department Store China Ltd. (m)	20,935

		49,056

	Indonesia — 0.6%
29,500	Bank Rakyat Indonesia Persero Tbk PT (m)	23,641

	Ireland — 1.5%
861	Covidien plc (m)	53,064
107	Mallinckrodt plc (a) (m)	4,910

		57,974

	Israel — 3.3%
3,260	Teva Pharmaceutical Industries Ltd., ADR (m)	129,422

	Japan — 4.1%
6,800	Anritsu Corp. (m)	85,318
3,300	Komatsu Ltd. (m)	73,470

		158,788

	Netherlands — 2.8%
3,135	Royal Dutch Shell plc, Class B (m)	110,886

	Spain — 1.1%
4,297	Atresmedia Corp de Medios de Comunicaion S.A. (m)	44,829

	Switzerland — 9.5%
909	Cie Financiere Richemont S.A., Class A (m)	88,921
22,034	Glencore Xstrata plc (m)	93,053
1,442	Nestle S.A. (m)	97,598
1,291	Novartis AG (m)	92,806

		372,378

	United Kingdom — 11.6%
780	AstraZeneca plc (m)	39,566
7,796	Aviva plc (m)	43,988
30,495	Barclays plc (m)	133,232
6,461	Premier Oil plc (m)	35,527
3,699	Prudential plc (m)	65,694
2,283	Unilever plc (m)	92,709
13,537	Vodafone Group plc (m)	40,544

		451,260

	United States — 36.8%
742	American Express Co. (m)	54,737
825	Anadarko Petroleum Corp. (m)	73,029
766	Apache Corp. (m)	61,471
869	Capital One Financial Corp. (m)	59,978
599	Chevron Corp. (m)	75,408
2,474	Citigroup, Inc. (m)	128,994
1,499	Comcast Corp., Class A (m)	67,575
547	Cummins, Inc. (m)	66,291
820	Dow Chemical Co. (The) (m)	28,733
1,651	EMC Corp. (m)	43,174
118	Google, Inc., Class A (a) (m)	104,737
3,401	Hewlett-Packard Co. (m)	87,338
1,430	Merck & Co., Inc. (m)	68,883
1,368	MetLife, Inc. (m)	66,239
2,896	Microsoft Corp. (m)	92,180
936	Norfolk Southern Corp. (m)	68,478
871	Prudential Financial, Inc. (m)	68,783
1,416	Time Warner, Inc. (m)	88,160
411	United Technologies Corp. (m)	43,389
684	UnitedHealth Group, Inc. (m)	49,829
951	Wells Fargo & Co. (m)	41,369

		1,438,775

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Total Common Stocks (Cost $3,072,988)	3,710,552

Preferred Stock — 1.6%
	Germany — 1.6%
271	Volkswagen AG (m) (Cost $46,497)	64,290

Short-Term Investment — 1.9%
	Investment Company — 1.9%
75,031	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $75,031)	75,031

	Total Investments — 98.5% (Cost $3,194,516)	3,849,873
	Other Assets in Excess of Liabilities — 1.5%	57,859

	NET ASSETS — 100.0%	$3,907,732

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	14 .0%
Oil, Gas & Consumable Fuels	10.3
Commercial Banks	9.6
Insurance	8.7
Internet Software & Services	5.6
Media	5.2
Food Products	4.9
Automobiles	3.7
Machinery	3.6
Computers & Peripherals	3.4
Diversified Financial Services	3.4
Consumer Finance	3.0
Metals & Mining	2.4
Software	2.4
Textiles, Apparel & Luxury Goods	2.3
Electronic Equipment, Instruments & Components	2.2
Road & Rail	1.8
Beverages	1.7
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.3
Aerospace & Defense	1.1
Life Sciences Tools & Services	1.1
Capital Markets	1.1
Wireless Telecommunication Services	1.1
Others (each less than 1.0%)	2.8
Short-Term Investment	1.9

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $1,954,763 and 50.8%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$727,883
Aggregate gross unrealized depreciation	(72,526)

Net unrealized appreciation/depreciation	$655,357

Federal income tax cost of investments	$3,194,516

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$64,043	$—	$64,043
Canada	41,053	—	—	41,053
China	152,856	170,223	—	323,079
France	—	295,628	—	295,628
Germany	—	149,740	—	149,740
Hong Kong	—	49,056	—	49,056
Indonesia	—	23,641	—	23,641
Ireland	57,974	—	—	57,974
Israel	129,422	—	—	129,422
Japan	—	158,788	—	158,788
Netherlands	—	110,886	—	110,886
Spain	—	44,829	—	44,829
Switzerland	—	372,378	—	372,378
United Kingdom	—	451,260	—	451,260
United States	1,438,775	—	—	1,438,775

Total Common Stocks	1,820,080	1,890,472	—	3,710,552

Preferred Stock
Germany	—	64,290	—	64,290
Short-Term Investment
Investment Company	75,031	—	—	75,031

Total Investments in Securities	$1,895,111	$1,954,762	$—	$3,849,873

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 20.5%
	Hotels, Restaurants & Leisure — 6.5%
2,530	Las Vegas Sands Corp.	140,592
2,240	Starbucks Corp.	159,578

		300,170

	Internet & Catalog Retail — 7.7%
550	Amazon.com, Inc. (a)	165,671
220	priceline.com, Inc. (a)	192,647

		358,318

	Specialty Retail — 3.4%
2,000	Home Depot, Inc. (The)	158,060

	Textiles, Apparel & Luxury Goods — 2.9%
2,010	Michael Kors Holdings Ltd., (Hong Kong) (a)	135,354

	Total Consumer Discretionary	951,902

	Consumer Staples — 3.6%
	Food & Staples Retailing — 3.6%
2,980	Whole Foods Market, Inc.	165,628

	Energy — 5.6%
	Energy Equipment & Services — 2.5%
1,920	Cameron International Corp. (a)	113,856

	Oil, Gas & Consumable Fuels — 3.1%
1,900	Cabot Oil & Gas Corp.	144,058

	Total Energy	257,914

	Financials — 8.6%
	Capital Markets — 6.5%
820	Goldman Sachs Group, Inc. (The)	134,505
6,200	TD Ameritrade Holding Corp.	167,586

		302,091

	Consumer Finance — 2.1%
1,410	Capital One Financial Corp.	97,318

	Total Financials	399,409

	Health Care — 16.8%
	Biotechnology — 14.8%
1,220	Biogen Idec, Inc. (a)	266,119
3,750	Gilead Sciences, Inc. (a)	230,437
690	Regeneron Pharmaceuticals, Inc. (a)	186,341

		682,897

	Health Care Providers & Services — 2.0%
1,425	Express Scripts Holding Co. (a)	93,409

	Total Health Care	776,306

	Industrials — 7.3%
	Aerospace & Defense — 1.6%
510	TransDigm Group, Inc.	73,741

	Road & Rail — 5.7%
2,440	Kansas City Southern	262,910

	Total Industrials	336,651

	Information Technology — 31.0%
	Computers & Peripherals — 0.6%
60	Apple, Inc.	27,150

	Internet Software & Services — 9.3%
1,300	Facebook, Inc., Class A (a)	47,879
305	Google, Inc., Class A (a)	270,718
550	LinkedIn Corp., Class A (a)	112,085

		430,682

	IT Services — 11.1%
830	Alliance Data Systems Corp. (a)	164,157
400	Mastercard, Inc., Class A	244,244
1,780	Teradata Corp. (a)	105,234

		513,635

	Semiconductors & Semiconductor Equipment — 5.5%
3,510	ARM Holdings plc, (United Kingdom), ADR	140,926
1,300	ASML Holding N.V., (Netherlands)	116,870

		257,796

	Software — 4.5%
1,110	Citrix Systems, Inc. (a)	79,942
2,930	Salesforce.com, Inc. (a)	128,188

		208,130

	Total Information Technology	1,437,393

	Materials — 3.1%
	Chemicals — 3.1%
1,450	Monsanto Co.	143,231

	Total Common Stocks (Cost $3,106,870)	4,468,434

Short-Term Investment — 0.9%
	Investment Company — 0.9%
42,408	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.038% (b) (l) (m) (Cost $42,408)	42,408

	Total Investments — 97.4% (Cost $3,149,278)	4,510,842
	Other Assets in Excess of Liabilities — 2.6%	119,133

	NET ASSETS — 100.0%	$4,629,975

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

SHORT POSITIONS

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(22)	E-mini S&P 500	09/20/13	$(1,848,550)	$(84,227)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,362,864
Aggregate gross unrealized depreciation	(1,300)

Net unrealized appreciation/depreciation	$1,361,564

Federal income tax cost of investments	$3,149,278

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,510,842	$—	$—	$4,510,842
Depreciation in Other Financial Instruments
Futures Contracts	$(84,227)	$—	$—	$(84,227)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.4%
	United States — 5.4%
	ABFC Trust,
1,887	Series 2005-WF1, Class M1, VAR, 0.550%, 11/25/34	1,538
3,284	Series 2004-OPT3, Class M1, VAR, 0.940%, 09/25/33	3,133
459	Series 2003-OPT1, Class A1A, VAR, 1.010%, 04/25/33	424
1,575	Series 2004-HE1, Class M1, VAR, 1.090%, 03/25/34	1,414
3,288	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 0.770%, 01/25/35	2,950
	ACE Securities Corp. Home Equity Loan Trust,
3,064	Series 2003-OP1, Class M1, VAR, 1.240%, 12/25/33	2,816
2,117	Series 2003-FM1, Class M1, VAR, 1.480%, 11/25/32	1,819
2,367	Series 2004-OP1, Class M2, VAR, 1.765%, 04/25/34	2,114
	Ameriquest Mortgage Securities, Inc.,
10,487	Series 2004-R1, Class M1, VAR, 0.985%, 02/25/34	9,181
1,003	Series 2004-R1, Class M2, VAR, 1.060%, 02/25/34	853
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
583	Series 2004-R3, Class A1B, VAR, 0.540%, 05/25/34	572
565	Series 2004-R8, Class M1, VAR, 1.150%, 09/25/34	540
2,301	Series 2003-13, Class M1, VAR, 1.210%, 01/25/34	2,036
2,172	Argent Securities, Inc., Series 2003-W5, Class M2, VAR, 2.965%, 10/25/33	1,998
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
4,120	Series 2004-W6, Class M1, VAR, 0.740%, 05/25/34	3,997
2,638	Series 2004-W7, Class M2, VAR, 1.090%, 05/25/34	2,410
1,225	Series 2004-W2, Class M2, VAR, 2.065%, 04/25/34	1,080
904	Series 2004-W2, Class M3, VAR, 2.290%, 04/25/34	766
1,703	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2001-HE3, Class M1, VAR, 1.091%, 11/15/31	1,503
5,637	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	5,638
	Bayview Opportunity Master Fund Trust,
6,034	Series 2013-3RPL, Class A, SUB, 3.721%, 04/28/18 (e)	5,958
1,200	Series 2013-14NP, Class A, SUB, 4.213%, 08/28/33 (e)	1,200
	Bear Stearns Asset-Backed Securities I Trust,
863	Series 2005-AQ2, Class A3, VAR, 0.550%, 09/25/35	816
1,500	Series 2004-HE11, Class M2, VAR, 1.765%, 12/25/34	1,369
	Bear Stearns Asset-Backed Securities Trust,
2,919	Series 2004-SD4, Class A1, VAR, 1.090%, 08/25/44	2,814
4,301	Series 2004-HE2, Class M2, VAR, 1.990%, 03/25/34	3,851
	Centex Home Equity Loan Trust,
955	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	842
2,647	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,885
2,445	Series 2005-A, Class M1, VAR, 0.670%, 01/25/35	2,230
2,347	Series 2004-A, Class M1, VAR, 0.790%, 01/25/34	2,134
	Chase Funding Loan Acquisition Trust,
3,701	Series 2004-AQ1, Class M1, VAR, 0.920%, 05/25/34	3,279
1,742	Series 2004-OPT1, Class M2, VAR, 1.690%, 06/25/34	1,619
	Chase Funding Trust,
2,681	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,815
3,703	Series 2003-6, Class 2M1, VAR, 0.940%, 11/25/34	3,414
807	Series 2003-5, Class 1M2, VAR, 5.433%, 09/25/32	562
2,212	Series 2004-2, Class 1M1, VAR, 5.560%, 02/25/35	2,031
	Citigroup Mortgage Loan Trust, Inc.,
188	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	185
727	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	692

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
1,813	Series 2006-WFH2, Class A2A, VAR, 0.340%, 08/25/36	1,705
2,583	Series 2006-WFH4, Class A3, VAR, 0.340%, 11/25/36	2,499
1,434	Series 2007-WFH2, Class A2, VAR, 0.340%, 03/25/37	1,431
529	Series 2005-OPT1, Class M4, VAR, 1.240%, 02/25/35	392
	Countrywide Asset-Backed Certificates,
211	Series 2006-2, Class 2A2, VAR, 0.380%, 06/25/36	203
2,263	Series 2003-3, Class 3A, VAR, 0.730%, 11/25/33	2,019
2,436	Series 2004-6, Class M2, VAR, 0.840%, 10/25/34	2,266
11,289	Series 2004-2, Class M1, VAR, 0.940%, 05/25/34	10,346
6,261	Series 2004-3, Class M1, VAR, 0.940%, 06/25/34	5,705
7,032	Series 2003-BC1, Class A1, VAR, 0.990%, 03/25/33	6,354
1,945	Series 2004-1, Class M2, VAR, 1.015%, 03/25/34	1,861
1,782	Series 2004-ECC2, Class M2, VAR, 1.165%, 12/25/34	1,649
12,058	Series 2004-5, Class M2, VAR, 1.195%, 07/25/34	11,437
1,633	Series 2002-3, Class M1, VAR, 1.315%, 03/25/32	1,493
1,551	Series 2005-11, Class AF6, VAR, 5.050%, 02/25/36	1,478
1,218	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.594%, 12/25/35	1,139
	Equity One Mortgage Pass-Through Trust,
881	Series 2003-4, Class M1, SUB, 5.369%, 10/25/34	878
622	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	627
	First Franklin Mortgage Loan Trust,
8,161	Series 2005-FF10, Class A4, VAR, 0.510%, 11/25/35	7,665
2,380	Series 2005-FF11, Class A2D, VAR, 0.530%, 11/25/35	2,290
13,946	Series 2004-FF4, Class M1, VAR, 1.045%, 06/25/34	11,975
	Fremont Home Loan Trust,
1,653	Series 2006-3, Class 2A2, VAR, 0.310%, 02/25/37	1,621
5,015	Series 2004-2, Class M2, VAR, 1.120%, 07/25/34	4,647
2,125	Series 2004-B, Class M2, VAR, 1.135%, 05/25/34	1,967
3,266	GSAA Trust, Series 2005-6, Class A3, VAR, 0.560%, 06/25/35	2,959
	GSAMP Trust,
3,279	Series 2006-FM1, Class A2C, VAR, 0.350%, 04/25/36	2,410
3,771	Series 2007-SEA1, Class A, VAR, 0.490%, 12/25/36 (e)	3,299
1,272	Series 2005-SEA2, Class A1, VAR, 0.540%, 01/25/45 (e)	1,221
1,395	Series 2003-SEA, Class A1, VAR, 0.590%, 02/25/33	1,264
2,721	Series 2003-HE1, Class M1, VAR, 1.437%, 06/20/33	2,757
	Home Equity Asset Trust,
1,223	Series 2004-6, Class M2, VAR, 1.090%, 12/25/34	1,116
1,084	Series 2004-7, Class M2, VAR, 1.180%, 01/25/35	1,082
1,630	Series 2003-3, Class M1, VAR, 1.480%, 08/25/33	1,489
5,156	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class M2, VAR, 0.790%, 03/25/35	4,808
	Lehman XS Trust,
10,862	Series 2005-7N, Class 1A1A, VAR, 0.460%, 12/25/35	9,244
13,257	Series 2005-5N, Class 3A1A, VAR, 0.490%, 11/25/35	10,875
	Long Beach Mortgage Loan Trust,
975	Series 2005-WL2, Class M1, VAR, 0.660%, 08/25/35	943
1,571	Series 2001-2, Class M1, VAR, 1.030%, 07/25/31	1,348
359	Series 2004-3, Class M2, VAR, 1.090%, 07/25/34	342
4,218	Series 2002-5, Class M1, VAR, 1.435%, 11/25/32	3,828
	Mastr Asset-Backed Securities Trust,
4,493	Series 2005-NC1, Class M2, VAR, 0.940%, 12/25/34	4,112
5,830	Series 2004-OPT2, Class M2, VAR, 1.165%, 09/25/34	4,966
58	Series 2003-WMC2, Class M1, VAR, 1.240%, 08/25/33	58

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
179	Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M5, VAR, 1.915%, 07/25/35	154
	Morgan Stanley ABS Capital I, Inc. Trust,
3	Series 2006-WMC1, Class A2B, VAR, 0.390%, 12/25/35	3
465	Series 2005-NC1, Class M3, VAR, 0.700%, 01/25/35	408
1,333	Series 2004-HE6, Class M3, VAR, 0.840%, 08/25/34	1,144
764	Series 2005-HE1, Class M2, VAR, 0.895%, 12/25/34	731
2,016	Series 2005-HE1, Class M3, VAR, 0.970%, 12/25/34	1,664
12,518	Series 2004-HE1, Class M1, VAR, 1.045%, 01/25/34	10,679
6,774	Series 2004-HE3, Class M1, VAR, 1.045%, 03/25/34	6,138
4,332	Series 2004-NC5, Class M1, VAR, 1.090%, 05/25/34	3,801
3,695	Series 2004-WMC2, Class M1, VAR, 1.105%, 07/25/34	3,461
3,410	Series 2004-OP1, Class M2, VAR, 1.105%, 11/25/34	3,215
1,530	Series 2004-HE7, Class M2, VAR, 1.135%, 08/25/34	1,444
971	Series 2004-NC7, Class M3, VAR, 1.165%, 07/25/34	970
206	Series 2004-HE7, Class M3, VAR, 1.210%, 08/25/34	190
1,048	Series 2004-NC8, Class M3, VAR, 1.300%, 09/25/34	943
3,804	Series 2004-HE8, Class M3, VAR, 1.315%, 09/25/34	3,525
1,723	Series 2004-HE2, Class M3, VAR, 2.365%, 03/25/34	1,047
733	Series 2004-NC3, Class B1, VAR, 2.665%, 03/25/34	352
543	Series 2004-HE2, Class B1, VAR, 2.815%, 03/25/34	235
	New Century Home Equity Loan Trust,
686	Series 2005-1, Class M3, VAR, 0.710%, 03/25/35	623
3,316	Series 2004-4, Class M2, VAR, 0.985%, 02/25/35	3,051
702	Series 2004-2, Class M2, VAR, 1.120%, 08/25/34	645
1,450	Series 2004-2, Class M6, VAR, 2.440%, 08/25/34	1,133
1,587	Series 2003-B, Class M2, VAR, 2.665%, 11/25/33	1,467
2,336	NovaStar Mortgage Funding Trust, Series 2003-3, Class M2, VAR, 2.665%, 12/25/33	2,186
3,664	Option Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.760%, 11/25/34	3,533
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
8,210	Series 2002-3, Class A1, VAR, 0.690%, 08/25/32	7,534
1,326	Series 2002-3, Class A2, VAR, 0.730%, 08/25/32	1,169
10,109	Series 2003-5, Class A1, VAR, 0.830%, 08/25/33	9,203
811	Series 2003-5, Class A2, VAR, 0.830%, 08/25/33	741
1,323	Series 2002-6, Class A2, VAR, 0.990%, 11/25/32	1,201
2,285	Series 2003-3, Class M1A, VAR, 1.750%, 06/25/33	2,085
14,025	Option One Mortgage Acceptance Loan Trust, Series 2004-2, Class M1, VAR, 0.985%, 05/25/34	12,380
2,372	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.030%, 02/25/33	2,135
2,738	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.915%, 10/25/34	1,852
	RAMP Trust,
609	Series 2004-RS11, Class M1, VAR, 0.810%, 11/25/34	589
1,255	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,226
	RASC Trust,
3,979	Series 2006-KS7, Class A3, VAR, 0.340%, 09/25/36	3,865
3,642	Series 2005-KS2, Class M1, VAR, 0.620%, 03/25/35	3,220
	Renaissance Home Equity Loan Trust,
2,438	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,176
2,468	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	2,234
798	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	711
1,692	Series 2005-2, Class AV3, VAR, 0.560%, 08/25/35	1,552

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
881	Series 2004-1, Class M1, VAR, 0.770%, 05/25/34	738
1,801	Series 2003-3, Class M1, VAR, 0.920%, 12/25/33	1,684
	Saxon Asset Securities Trust,
1,526	Series 2006-2, Class A3C, VAR, 0.340%, 09/25/36	1,321
3,691	Series 2003-3, Class M1, VAR, 1.165%, 12/25/33	3,378
2,456	Series 2004-3, Class M2, VAR, 1.165%, 12/26/34	2,084
	Securitized Asset-Backed Receivables LLC Trust,
4,241	Series 2004-NC1, Class M1, VAR, 0.970%, 02/25/34	3,884
859	Series 2005-FR2, Class M2, VAR, 1.165%, 03/25/35	782
1,190	Series 2004-OP1, Class M2, VAR, 1.840%, 02/25/34	957
4,686	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M2, VAR, 1.795%, 02/25/35	4,275
	Structured Asset Investment Loan Trust,
17,628	Series 2004-6, Class A3, VAR, 0.990%, 07/25/34	16,137
1,726	Series 2004-8, Class M2, VAR, 1.120%, 09/25/34	1,478
8,899	Series 2004-1, Class M1, VAR, 1.165%, 02/25/34	8,421
745	Series 2003-BC10, Class A4, VAR, 1.190%, 10/25/33	691
7,653	Series 2004-7, Class M1, VAR, 1.240%, 08/25/34	6,973
1,250	Series 2003-BC3, Class M1, VAR, 1.615%, 04/25/33	1,204
4,425	Series 2003-BC11, Class M2, VAR, 2.740%, 10/25/33	4,155
2,120	Series 2004-1, Class M2, VAR, 2.890%, 02/25/34	1,965
340	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.540%, 04/25/33	327
	Wells Fargo Home Equity Asset-Backed Securities,
108	Series 2004-2, Class A21B, VAR, 0.610%, 10/25/34	103
2,776	Series 2004-2, Class M1, VAR, 0.790%, 10/25/34	2,481
3,508	Series 2004-2, Class M4, VAR, 1.390%, 10/25/34	3,164
1,398	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M4, VAR, 1.340%, 04/25/34	881

	Total Asset-Backed Securities (Cost $376,239)	399,944

Collateralized Mortgage Obligations — 4.9%
	Non-Agency CMO — 4.9%
	United States — 4.9%
	Adjustable Rate Mortgage Trust,
10,562	Series 2004-4, Class 4A1, VAR, 2.673%, 03/25/35	10,249
10,617	Series 2004-2, Class 6A1, VAR, 2.674%, 02/25/35	10,318
	Alternative Loan Trust,
499	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	509
180	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	178
2,396	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	2,366
2,425	Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,166
1,575	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,508
731	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	697
1,279	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,272
9,644	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	9,229
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,886
12,948	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	12,391
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	879
3,698	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,283
11,447	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	10,794
8,690	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	8,502
613	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	547
6,428	Series 2005-23CB, Class A15, 5.500%, 07/25/35	6,066

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
8,295	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	7,574
555	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	470
3,163	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,820
2,278	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	2,021
1,408	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,362
810	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	813
1,158	Series 2007-25, Class 2A1, 6.000%, 11/25/22	1,136
868	Series 2004-27CB, Class A1, 6.000%, 12/25/34	868
2,738	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,716
10,790	Series 2005-21CB, Class A17, 6.000%, 06/25/35	10,110
1,890	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,539
605	Series 2006-25CB, Class A2, 6.000%, 10/25/36	511
2,428	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,410
	Banc of America Alternative Loan Trust,
2,129	Series 2005-12, Class 5A1, 5.250%, 01/25/21	2,142
575	Series 2005-4, Class 3A1, 5.500%, 05/25/20	594
398	Series 2005-6, Class 7A1, 5.500%, 07/25/20	414
160	Series 2005-6, Class 5A4, 5.500%, 07/25/35	147
2,404	Series 2005-11, Class 4A5, 5.750%, 12/25/35	2,045
39	Series 2006-4, Class 2A1, 6.000%, 05/25/21	40
2,075	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,806
1,179	Series 2006-5, Class CB7, 6.000%, 06/25/46	964
	Banc of America Funding Trust,
1,348	Series 2007-4, Class 8A1, 5.500%, 11/25/34	1,334
5,611	Series 2005-6, Class 1A2, 5.500%, 10/25/35	5,540
1,946	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,873
5,836	Series 2005-7, Class 4A7, 6.000%, 11/25/35	6,033
	Banc of America Mortgage Trust,
1,461	Series 2007-3, Class 1A1, 6.000%, 09/25/37	1,334
2,790	Series 2004-A, Class 2A2, VAR, 2.925%, 02/25/34	2,731
1,817	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 0.860%, 10/25/34	1,441
778	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	741
	Chase Mortgage Finance Trust,
3,473	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	2,949
688	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	600
	CHL Mortgage Pass-Through Trust,
635	Series 2005-20, Class A7, 5.250%, 12/25/27	588
1,255	Series 2005-5, Class A2, 5.500%, 03/25/35	1,256
2,288	Series 2005-13, Class A3, 5.500%, 06/25/35	2,266
613	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	528
5,487	Series 2006-10, Class 1A16, 6.000%, 05/25/36	4,831
1,374	Series 2007-13, Class A4, 6.000%, 08/25/37	1,269
268	Series 2006-15, Class A1, 6.250%, 10/25/36	225
1,634	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,365
2,345	Series 2004-25, Class 2A1, VAR, 0.530%, 02/25/35	2,238
2,388	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	2,064
4,638	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	4,636
97	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	99
	Credit Suisse First Boston Mortgage Securities Corp.,
530	Series 2005-10, Class 12A1, 5.250%, 11/25/20	536

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
10,333	Series 2005-2, Class 1A2, 5.250%, 01/25/28	10,364
7,330	Series 2005-10, Class 11A1, 5.500%, 11/25/20	7,433
15,038	Series 2004-4, Class 4A1, 5.500%, 08/25/34	15,616
2,043	Series 2005-4, Class 3A17, 5.500%, 06/25/35	2,060
1,030	Series 2005-10, Class 5A3, 5.500%, 11/25/35	876
2,642	Series 2004-AR5, Class 6A1, VAR, 2.622%, 06/25/34	2,603
	CSMC Mortgage-Backed Trust,
613	Series 2007-3, Class 4A5, 5.000%, 04/25/37	570
2,563	Series 2007-2, Class 3A13, 5.500%, 03/25/37	2,421
240	Series 2006-8, Class 5A1, VAR, 5.732%, 10/25/26	207
	First Horizon Alternative Mortgage Securities Trust,
492	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	483
2,578	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	2,557
	First Horizon Mortgage Pass-Through Trust,
98	Series 2005-8, Class 2A1, 5.250%, 02/25/21	98
8,180	Series 2005-5, Class 1A6, 5.500%, 10/25/35	8,050
21	Series 2005-6, Class 1A1, 5.500%, 11/25/35	21
1,675	Series 2006-2, Class 1A3, 6.000%, 08/25/36	1,683
221	Series 2006-2, Class 1A7, 6.000%, 08/25/36	223
1,275	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,294
	GSR Mortgage Loan Trust,
1,636	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	1,608
779	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	814
1,140	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	1,181
3,036	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	2,879
4,917	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	4,661
1,514	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,383
3,168	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.910%, 10/25/34	3,070
1,351	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, VAR, 0.490%, 07/25/35	1,105
	JP Morgan Mortgage Trust,
747	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	734
622	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	617
113	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	112
511	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	512
1,569	Series 2005-A3, Class 6A6, VAR, 2.784%, 06/25/35	1,509
700	Series 2005-A8, Class 1A1, VAR, 5.153%, 11/25/35	659
3,638	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	3,365
	MASTR Alternative Loan Trust,
1,979	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,940
1,551	Series 2005-3, Class 1A1, 5.500%, 04/25/35	1,533
2,430	Series 2005-6, Class 1A2, 5.500%, 12/25/35	2,158
706	Series 2005-5, Class 3A1, 5.750%, 08/25/35	626
1,147	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF2, 6.250%, 10/25/36	1,100
	Morgan Stanley Mortgage Loan Trust,
554	Series 2005-4, Class 1A, 5.000%, 08/25/35	563
1,936	Series 2004-9, Class 1A, VAR, 5.714%, 11/25/34	1,876
601	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	597
	RALI Trust,
280	Series 2003-QS20, Class CB, 5.000%, 11/25/18	289
412	Series 2005-QS2, Class A1, 5.500%, 02/25/35	398

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		United States — Continued
281		Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	277
2,824		Series 2005-QS17, Class A3, 6.000%, 12/25/35	2,401
5,104		Series 2006-QS4, Class A2, 6.000%, 04/25/36	4,009
1,207		Series 2004-QS15, Class A2, VAR, 0.590%, 11/25/34	1,113
		Residential Asset Securitization Trust,
1,080		Series 2004-A6, Class A1, 5.000%, 08/25/19	1,110
1,351		Series 2004-A8, Class A1, 5.250%, 11/25/34	1,377
6,607		Series 2005-A3, Class A2, 5.500%, 04/25/35	5,631
355		Series 2005-A14, Class A1, 5.500%, 12/25/35	312
4,737		Series 2005-A8CB, Class A11, 6.000%, 07/25/35	4,190
		RFMSI Trust,
609		Series 2006-S10, Class 2A1, 5.500%, 10/25/21	628
83		Series 2006-S12, Class 2A2, 6.000%, 12/25/36	83
3,176		Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.622%, 03/25/46	2,335
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
14,420		Series 2004-10, Class 1A1, VAR, 5.441%, 06/25/34	14,885
1,346		Series 2003-35, Class B1, VAR, 5.544%, 12/25/33	1,112
1,508		Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A3, 5.500%, 05/25/35	1,568
		WaMu Mortgage Pass-Through Certificates,
110		Series 2005-AR15, Class A1A1, VAR, 0.450%, 11/25/45	97
3,050		Series 2005-AR5, Class A6, VAR, 2.427%, 05/25/35	2,832
1,390		Series 2005-AR16, Class 1A1, VAR, 2.476%, 12/25/35	1,246
2,557		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	2,456
		Washington Mutual Mortgage Pass-Through Certificates WMALT,
4,632		Series 2005-1, Class 1A3, 5.500%, 03/25/35	4,396
1,747		Series 2005-4, Class CB7, 5.500%, 06/25/35	1,615
2,977		Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,432
4,479		Series 2007-1, Class 2A1, 6.000%, 01/25/22	4,322
559		Series 2006-5, Class 2CB5, 6.500%, 07/25/36	414
		Wells Fargo Mortgage-Backed Securities Trust,
3,899		Series 2006-5, Class 1A5, 5.250%, 04/25/36	3,895
109		Series 2007-5, Class 2A3, 5.500%, 05/25/22	115
348		Series 2006-3, Class A9, 5.500%, 03/25/36	348
197		Series 2007-12, Class A13, 5.500%, 09/25/37	197
23		Series 2006-4, Class 1A1, 5.750%, 04/25/36	23
4,390		Series 2006-4, Class 1A9, 5.750%, 04/25/36	4,456
1,123		Series 2007-2, Class 1A13, 6.000%, 03/25/37	1,027
1,929		Series 2007-15, Class A1, 6.000%, 11/25/37	1,880
6,838		Series 2006-AR6, Class 5A1, VAR, 2.628%, 03/25/36	6,722
7,130		Series 2005-AR8, Class 1A1, VAR, 2.635%, 06/25/35	7,080

		Total Collateralized Mortgage Obligations (Cost $357,654)	360,251

Commercial Mortgage-Backed Security — 0.0% (g)
		United States — 0.0% (g)
—	(h)	Banc of America Large Loan Trust, Series 2010-HLTN, VAR, 2.491%, 11/15/15 (e) (Cost $— (h))	—	(h)

SHARES
Common Stocks — 46.6%
		Australia — 2.2%
2,061		Australia & New Zealand Banking Group Ltd. (m)	55,067

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Australia — Continued
2,115	Commonwealth Property Office Fund (m)	2,196
11,229	Dexus Property Group (m)	10,585
7,161	Goodman Group (m)	30,357
7,486	Mirvac Group (m)	11,030
857	Stockland (m)	2,756
4,650	Transurban Group (m)	28,319
1,139	Westfield Group (m)	11,486
4,229	Westfield Retail Trust (m)	11,430

		163,226

	Belgium — 0.3%
146	Solvay S.A. (m)	19,781
53	Warehouses De Pauw S.C.A. (m)	3,543

		23,324

	Bermuda — 0.0% (g)
100	Validus Holdings Ltd.	3,536

	Brazil — 1.4%
580	AES Tiete S.A. (m)	5,347
1,100	Banco do Brasil S.A. (m)	11,061
727	CCR S.A. (m)	5,750
292	Cia de Bebidas das Americas (Preference Shares), ADR (m)	11,042
2,434	Cia Energetica de Minas Gerais, ADR (m)	22,542
458	Cielo S.A. (m)	11,302
1,474	EDP - Energias do Brasil S.A. (m)	7,568
100	Embraer S.A., ADR (m)	3,381
183	Embraer S.A., ADR	6,223
597	Souza Cruz S.A. (m)	7,152
612	Tractebel Energia S.A. (m)	9,689

		101,057

	Canada — 1.0%
168	Allied Properties Real Estate Investment Trust (m)	5,121
201	Artis Real Estate Investment Trust (m)	2,846
657	Bank of Montreal (m)	40,877
99	Calloway Real Estate Investment Trust (m)	2,433
265	Canadian Apartment Properties REIT (m)	5,504
53	Canadian Real Estate Investment Trust (m)	2,128
121	Dundee Real Estate Investment Trust, Class A (m)	3,618
110	First Capital Realty, Inc. (m)	1,837
123	H&R Real Estate Investment Trust (m)	2,588
246	RioCan Real Estate Investment Trust (m)	5,835

		72,787

	China — 1.4%
26,869	Bank of China Ltd., Class H (m)	11,250
13,411	China Construction Bank Corp., Class H (m)	9,999
9,547	China Shenhua Energy Co., Ltd., Class H (m)	27,555
15,958	Industrial & Commercial Bank of China Ltd., Class H (m)	10,482
5,566	Jiangsu Expressway Co., Ltd., Class H (m)	5,785
2,191	MGM China Holdings Ltd. (m)	6,313
9,915	Wynn Macau Ltd. (m)	28,089
6,978	Zhejiang Expressway Co., Ltd., Class H (m)	5,929

		105,402

	Denmark — 0.4%
3,432	TDC A/S (m)	30,031

	Finland — 0.1%
614	Technopolis OYJ (m)	3,938

	France — 2.6%
384	BNP Paribas S.A. (m)	24,868
1,383	Electricite de France S.A. (m)	40,551
27	ICADE (m)	2,440
370	Sanofi (m)	38,761
290	Schneider Electric S.A. (m)	23,091
393	Total S.A. (m)	20,955
181	Unibail-Rodamco SE (m)	43,990

		194,656

	Germany — 1.2%
250	Allianz SE (m)	39,019
358	Alstria Office REIT-AG (a) (m)	4,194
371	BASF SE (m)	32,910
228	Daimler AG (m)	15,790

		91,913

	Hong Kong — 1.3%
1,118	China Mobile Ltd. (m)	11,888
6,373	Dah Chong Hong Holdings Ltd. (m)	4,820
607	Hang Seng Bank Ltd. (m)	9,281
2,751	Hutchison Whampoa Ltd. (m)	31,029
1,823	Link REIT (The) (m)	8,902
3,485	New World Development Co., Ltd. (m)	5,083
4,772	SJM Holdings Ltd. (m)	11,949
452	VTech Holdings Ltd. (m)	6,925
705	Wharf Holdings Ltd. (m)	6,057

		95,934

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		India — 0.1%
1,613		Coal India Ltd. (m)	7,473

		Indonesia — 0.2%
1,600		Indo Tambangraya Megah Tbk PT (m)	3,764
10,037		Telekomunikasi Indonesia Persero Tbk PT (m)	11,611

			15,375

		Ireland — 0.0% (g)
36		Accenture plc, Class A	2,659

		Italy — 0.7%
2,291		Eni S.p.A. (m)	50,602

		Japan — 3.6%
2		Advance Residence Investment Corp. (m)	4,294
1		Daiwahouse Residential Investment Corp. (m)	5,255
—	(h)	Frontier Real Estate Investment Corp. (m)	3,271
4		GLP J-Reit (m)	3,489
—	(h)	Japan Logistics Fund, Inc. (m)	2,926
—	(h)	Japan Real Estate Investment Corp. (m)	3,132
1		Japan Retail Fund Investment Corp. (m)	1,928
1,263		Japan Tobacco, Inc. (m)	44,089
1		Kenedix Realty Investment Corp. (m)	2,966
65		Mitsubishi Estate Co., Ltd. (m)	1,648
227		Mitsui Fudosan Co., Ltd. (m)	6,842
1		Nippon Prologis REIT, Inc. (m)	5,463
658		Nippon Telegraph & Telephone Corp. (m)	33,201
2,033		Nissan Motor Co., Ltd. (m)	21,225
167		Nomura Real Estate Holdings, Inc. (m)	3,884
3		Orix JREIT, Inc. (m)	3,129
1,272		Seven & I Holdings Co., Ltd. (m)	47,929
652		Sumitomo Mitsui Financial Group, Inc. (m)	29,797
636		Toyota Motor Corp. (m)	38,695
3		United Urban Investment Corp. (m)	3,112

			266,275

		Kazakhstan — 0.1%
272		KazMunaiGas Exploration Production JSC, GDR (m)	3,991

		Malaysia — 0.1%
1,291		Lafarge Malaysia Bhd (m)	4,116

		Mexico — 0.1%
2,948		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	9,694

		Netherlands — 1.4%
739		Delta Lloyd N.V. (m)	15,969
52		Eurocommercial Properties N.V. (m)	1,993
1,806		Royal Dutch Shell plc, Class A (m)	61,629
552		Unilever N.V., CVA (m)	22,145
99		Vastned Retail N.V. (m)	4,223
23		Wereldhave N.V. (m)	1,594

			107,553

		Norway — 0.4%
1,204		Telenor ASA (m)	26,664

		Philippines — 0.1%
112		Philippine Long Distance Telephone Co., ADR (m)	7,882

		Poland — 0.2%
112		Powszechny Zaklad Ubezpieczen S.A. (m)	15,947

		Qatar — 0.1%
209		Industries Qatar QSC (m)	9,109

		Russia — 0.6%
199		Lukoil OAO, ADR (m)	11,704
461		MMC Norilsk Nickel OJSC, ADR (m)	6,158
526		Mobile Telesystems OJSC, ADR (m)	10,260
1,281		Sberbank of Russia, ADR (m)	14,710

			42,832

		Singapore — 1.3%
5,058		Ascendas India Trust (m)	2,846
1,849		Ascendas Real Estate Investment Trust (m)	3,342
1,613		Ascott Residence Trust (m)	1,592
5,301		Cambridge Industrial Trust (m)	2,794
2,602		CapitaCommercial Trust (m)	2,872
1,695		CapitaLand Ltd. (m)	4,300
1,825		CapitaMalls Asia Ltd. (m)	2,860
2,163		Global Logistic Properties Ltd. (m)	4,823
11,624		Hutchison Port Holdings Trust, Class U (m)	8,591
1,875		Keppel Corp., Ltd. (m)	15,262
15,158		Singapore Telecommunications Ltd. (m)	46,807

			96,089

		South Africa — 1.1%
674		ABSA Group Ltd. (m)	9,738
424		Bidvest Group Ltd. (m)	10,464
878		Foschini Group Ltd. (The) (m)	8,931
2,486		Growthpoint Properties Ltd. (m)	6,263
636		Imperial Holdings Ltd. (m)	13,251
144		Kumba Iron Ore Ltd. (m)	6,389

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	South Africa — Continued
518	MTN Group Ltd. (m)	9,697
247	Sasol Ltd. (m)	11,343
277	Tiger Brands Ltd. (m)	8,621

		84,697

	South Korea — 0.5%
354	Kangwon Land, Inc. (m)	9,012
129	KT&G Corp. (m)	8,689
517	SK Telecom Co., Ltd., ADR (m)	11,156
99	S-Oil Corp. (m)	6,627

		35,484

	Sweden — 0.8%
1,229	Swedbank AB, Class A (m)	29,636
2,356	Telefonaktiebolaget LM Ericsson, Class B (m)	27,846

		57,482

	Switzerland — 1.8%
339	Nestle S.A. (m)	22,972
408	Novartis AG (m)	29,346
145	Roche Holding AG (m)	35,594
577	Swiss Re AG (a) (m)	46,033

		133,945

	Taiwan — 1.4%
2,740	Delta Electronics, Inc. (m)	13,291
2,135	Far EasTone Telecommunications Co., Ltd. (m)	5,432
5,227	Novatek Microelectronics Corp. (a) (m)	23,104
1,278	President Chain Store Corp. (m)	9,522
4,991	Quanta Computer, Inc. (m)	11,609
13,487	Siliconware Precision Industries Co. (m)	15,630
2,390	Taiwan Mobile Co., Ltd. (m)	8,683
684	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	11,613
1,774	Tripod Technology Corp. (m)	3,693

		102,577

	Thailand — 0.3%
1,656	Advanced Info Service PCL (m)	14,705
1,905	Bangkok Expressway PCL (m)	2,222
321	Siam Cement PCL, NVDR (m)	4,699

		21,626

	Turkey — 0.5%
1,126	Arcelik A.S. (m)	7,504
296	Ford Otomotiv Sanayi A.S. (m)	4,250
938	Tofas Turk Otomobil Fabrikasi A.S. (m)	6,197
550	Tupras Turkiye Petrol Rafinerileri A.S. (m)	11,770
1,783	Turk Telekomunikasyon A.S. (m)	6,385

		36,106

	United Kingdom — 3.5%
1,314	British Land Co. plc (m)	11,949
6,245	Centrica plc (m)	37,126
1,305	GlaxoSmithKline plc (m)	33,388
1,106	Hammerson plc (m)	8,921
1,254	Helical Bar plc (m)	5,706
3,011	HSBC Holdings plc (m)	34,180
2,479	Old Mutual plc (m)	7,350
1,287	Pearson plc (m)	26,420
1,189	Persimmon plc (a) (m)	22,344
518	Rio Tinto plc (m)	23,297
2,345	Safestore Holdings plc (m)	4,790
1,352	Segro plc (m)	6,385
13,855	Vodafone Group plc (m)	41,497

		263,353

	United States — 15.8%
72	3M Co.	8,405
138	AbbVie, Inc.	6,262
30	Air Products & Chemicals, Inc.	3,227
138	Analog Devices, Inc.	6,810
147	Apartment Investment & Management Co., Class A (m)	4,333
1,998	Applied Materials, Inc. (m)	32,594
83	Arthur J. Gallagher & Co.	3,665
27	Automatic Data Processing, Inc.	1,964
31	AvalonBay Communities, Inc. (m)	4,169
199	Aviv REIT, Inc. (m)	4,950
261	BioMed Realty Trust, Inc. (m)	5,396
33	Boston Properties, Inc. (m)	3,529
432	Brandywine Realty Trust (m)	6,028
833	Bristol-Myers Squibb Co. (m)	36,021
35	Camden Property Trust (m)	2,434
57	Capmark Financial Group, Inc.	356
150	CBL & Associates Properties, Inc. (m)	3,404
277	Chevron Corp. (m)	34,849
85	Cincinnati Financial Corp.	4,186
149	Cinemark Holdings, Inc.	4,346
1,146	Cisco Systems, Inc. (m)	29,279
566	CME Group, Inc. (m)	41,894
129	CMS Energy Corp.	3,611
190	Coca-Cola Co. (The)	7,634
911	ConocoPhillips (m)	59,107

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		United States — Continued
1		Constar International, Inc., ADR (a) (i)	—
273		CubeSmart (m)	4,423
22		Cullen/Frost Bankers, Inc.	1,568
53		Digital Realty Trust, Inc. (m)	2,941
913		Dow Chemical Co. (The) (m)	31,991
9		DTE Energy Co.	601
222		Duke Realty Corp. (m)	3,651
69		DuPont Fabros Technology, Inc. (m)	1,590
40		Dynegy, Inc. (a)	834
31		Edison International	1,520
316		Education Realty Trust, Inc. (m)	2,975
204		Equity One, Inc. (m)	4,718
31		Equity Residential (m)	1,719
4		Eurofresh, Inc., ADR (a) (i)	—
86		Extra Space Storage, Inc. (m)	3,612
70		Fidelity National Information Services, Inc.	3,027
188		General Growth Properties, Inc. (m)	3,893
—	(h)	General Maritime Corp. (a) (i)	6
1		General Motors Co. (a)	19
164		HCP, Inc. (m)	7,187
288		Healthcare Realty Trust, Inc. (m)	7,402
52		Hershey Co. (The)	4,915
146		Highwoods Properties, Inc. (m)	5,301
133		Home Depot, Inc. (The)	10,483
87		Hospitality Properties Trust (m)	2,470
68		Illinois Tool Works, Inc.	4,892
623		Johnson & Johnson (m)	58,214
633		Kinder Morgan, Inc. (m)	23,912
92		KLA-Tencor Corp.	5,394
71		L Brands, Inc.	3,958
130		Liberty Property Trust (m)	4,967
31		M&T Bank Corp.	3,584
1,090		Masco Corp. (m)	22,366
296		McDonald’s Corp. (m)	29,069
931		Merck & Co., Inc. (m)	44,841
421		MetLife, Inc. (m)	20,399
1,686		Microsoft Corp. (m)	53,679
155		Molex, Inc.	4,638
154		Mondelez International, Inc., Class A	4,822
—	(h)	Motors Liquidation Co. GUC Trust (a)	4
3		Neebo, Inc. (a) (i)	20
18		New Holdco (a) (i)	1,604
—	(h)	Newcot, Class B, ADR (a) (i)	93
210		NiSource, Inc.	6,444
63		Northeast Utilities	2,818
53		Northern Trust Corp.	3,107
41		Occidental Petroleum Corp.	3,651
588		PACCAR, Inc. (m)	33,109
101		Pennsylvania Real Estate Investment Trust (m)	2,089
365		Pfizer, Inc.	10,678
502		Philip Morris International, Inc. (m)	44,795
44		PNC Financial Services Group, Inc. (The)	3,308
27		PPG Industries, Inc.	4,398
104		Procter & Gamble Co. (The)	8,373
108		Prologis, Inc. (m)	4,131
12		Public Storage (m)	1,847
295		Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—
75		Realty Income Corp. (m)	3,273
61		Regency Centers Corp. (m)	3,232
139		Select Income REIT (m)	3,758
366		Sempra Energy (m)	32,074
35		Simon Property Group, Inc. (m)	5,655
79		Snap-on, Inc.	7,450
3		Somerset Cayuga Holding Co., Inc. (a) (i)	75
75		T. Rowe Price Group, Inc.	5,663
104		Texas Instruments, Inc.	4,095
53		Time Warner Cable, Inc.	6,027
1,133		Time Warner, Inc. (m)	70,521
100		Travelers Cos., Inc. (The)	8,357
3		U.S. Concrete, Inc. (a)	57
226		United Technologies Corp. (m)	23,809
16		V.F. Corp.	3,096
87		Ventas, Inc. (m)	5,694
961		Verizon Communications, Inc. (m)	47,553
63		Vornado Realty Trust (m)	5,301
1,032		Wells Fargo & Co. (m)	44,896
640		Williams Cos., Inc. (The) (m)	21,869
109		Williams-Sonoma, Inc.	6,418
602		Xcel Energy, Inc. (m)	18,019
80		Yum! Brands, Inc.	5,804

			1,173,199

		Total Common Stocks (Cost $3,220,445)	3,460,534

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 2.9%
		Australia — 0.2%
AUD	6,700	CFS Retail Property Trust Group, 5.750%, 07/04/16	6,534
		Paladin Energy Ltd.,
	3,400	3.625%, 11/04/15	3,026
	3,400	Reg. S., 6.000%, 04/30/17	3,077

			12,637

		Austria — 0.1%
EUR	34,073	IMMOFINANZ AG, 4.250%, 03/08/18	1,976
EUR	4,350	Steinhoff Finance Holding GmbH, 4.500%, 03/31/18	5,645

			7,621

		Belgium — 0.0% (g)
EUR	2,300	Nyrstar, 7.000%, 07/10/14	3,118

		Bermuda — 0.1%
		Ship Finance International Ltd.,
	2,377	3.250%, 02/01/18	2,380
	2,000	3.750%, 02/10/16	2,052

			4,432

		Canada — 0.1%
	5,043	Detour Gold Corp., 5.500%, 11/30/17	4,552
	800	Petrominerales Ltd., 2.625%, 08/25/16	772
CAD	2,300	Quebecor, Inc., 4.125%, 10/15/18 (e)	2,456

			7,780

		Cayman Islands — 0.2%
	6,100	Agile Property Holdings Ltd., 4.000%, 04/28/16	6,131
	3,600	China Hongqiao Group Ltd., Reg. S., 6.500%, 04/10/17	3,597
	3,900	Polarcus Ltd., 2.875%, 04/27/16	3,851

			13,579

		Cyprus — 0.1%
	8,400	Holdgrove Ltd., Reg. S., 1.000%, 09/24/17	8,015

		France — 0.2%
EUR	36,028	Air France-KLM, Reg. S., 2.030%, 02/15/23	4,491
EUR	29,656	Peugeot S.A., 4.450%, 01/01/16	10,011
EUR	17,500	SOITEC, 6.250%, 09/09/14	1,873

			16,375

		India — 0.3%
	5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	4,929
	3,200	Sesa Goa Ltd., Reg. S., 5.000%, 10/31/14	3,144
	6,870	Sterlite Industries India Ltd., 4.000%, 10/30/14	6,690
	6,000	Tata Power Co., Ltd., 1.750%, 11/21/14	6,375
	3,100	Tata Steel Ltd., 4.500%, 11/21/14	3,100

			24,238

		Italy — 0.0% (g)
EUR	1,200	Astaldi S.p.A., Reg. S., 4.500%, 01/31/19	1,678

		Luxembourg — 0.1%
EUR	2,350	Kloeckner & Co. Financial Services S.A., Reg. S., 2.500%, 12/22/17	3,001
	7,400	TMK Bonds S.A., 5.250%, 02/11/15	7,452

			10,453

		Netherlands — 0.1%
EUR	4,400	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	6,666

		South Africa — 0.1%
ZAR	27,000	Steinhoff International Holdings Ltd., 9.625%, 07/20/15	3,517

		Spain — 0.0% (g)
EUR	1,350	Abengoa S.A., 4.500%, 02/03/17	1,634
EUR	750	Melia Hotels International S.A., 5.000%, 12/18/14	1,049

			2,683

		United Arab Emirates — 0.1%
EUR	2,400	Aabar Investments PJSC, Reg. S., 4.000%, 05/27/16	3,488

		United Kingdom — 0.1%
	3,100	Salamander Energy plc, 5.000%, 03/30/15	3,081
	6,300	Vedanta Resources Jersey Ltd., 5.500%, 07/13/16	6,385

			9,466

		United States — 1.1%
	1,913	Advanced Micro Devices, Inc., 6.000%, 05/01/15	1,974
	5,044	AK Steel Corp., 5.000%, 11/15/19	4,587
	4,602	Annaly Capital Management, Inc., 5.000%, 05/15/15	4,657
		Ares Capital Corp.,
	1,896	4.750%, 01/15/18 (e)	1,950
	4,795	4.875%, 03/15/17	4,993
	32	CenterPoint Energy, Inc., SUB, 3.547%, 09/15/29	1,560
		Chesapeake Energy Corp.,
	1,670	2.250%, 12/15/38	1,457
	3,634	2.500%, 05/15/37	3,477
	6,047	Colony Financial, Inc., 5.000%, 04/15/23	6,221

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
	United States –– Continued
3,500	Dendreon Corp., 2.875%, 01/15/16	2,542
1,106	DryShips, Inc., 5.000%, 12/01/14	1,041
2,212	Goodrich Petroleum Corp., 5.000%, 10/01/29	2,255
8,453	Intel Corp., 2.950%, 12/15/35	9,082
1	Micron Technology, Inc., 1.875%, 06/01/27	1
1,218	NuVasive, Inc., 2.750%, 07/01/17	1,187
9,084	Peabody Energy Corp., 4.750%, 12/15/41	6,830
	Prospect Capital Corp.,
960	5.375%, 10/15/17	993
5,297	5.750%, 03/15/18 (e)	5,409
2,820	5.875%, 01/15/19 (e)	2,852
1,932	RadioShack Corp., 2.500%, 08/01/13 (e)	1,932
114	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—
5,000	Redwood Trust, Inc., 4.625%, 04/15/18	4,972
3,210	Royal Gold, Inc., 2.875%, 06/15/19	3,091
144	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	328
4,077	Starwood Property Trust, Inc., 4.550%, 03/01/18	4,299
3,274	United States Steel Corp., 2.750%, 04/01/19	3,272

		80,962

	Total Convertible Bonds (Cost $217,034)	216,708

Corporate Bonds — 30.3%
	Australia — 0.2%
553	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19 (e)	513
424	Bluescope Steel Ltd./Bluescope Steel Finance, 7.125%, 05/01/18 (e)	437
	FMG Resources August 2006 Pty Ltd.,
200	6.000%, 04/01/17 (e)	200
750	6.375%, 02/01/16 (e)	761
925	6.875%, 02/01/18 (e)	943
1,912	6.875%, 04/01/22 (e)	1,893
8,928	8.250%, 11/01/19 (e)	9,419
453	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	454

		14,620

	Austria — 0.0% (g)
365	ESAL GmbH, 6.250%, 02/05/23 (e)	335
200	Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)	211

		546

	Azerbaijan — 0.1%
5,150	State Oil Co. of the Azerbaijan Republic, Reg. S., 4.750%, 03/13/23	4,764

	Bahamas — 0.0% (g)
1,575	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (e)	1,606

	Bermuda — 0.1%
	Aircastle Ltd.,
282	6.250%, 12/01/19	297
2,400	6.750%, 04/15/17	2,598
2,765	7.625%, 04/15/20	3,090
1,650	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e) (x)	1,720
	Seadrill Ltd.,
1,169	5.625%, 09/15/17 (e)	1,175
200	6.500%, 10/05/15	208
815	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	899

		9,987

	Canada — 0.6%
510	Ainsworth Lumber Co., Ltd., 7.500%, 12/15/17 (e)	541
	Bombardier, Inc.,
1,273	6.125%, 01/15/23 (e)	1,301
5,213	7.750%, 03/15/20 (e)	5,956
1,330	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	1,393
562	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22 (e)	575
635	Cascades, Inc., 7.750%, 12/15/17	667
456	Cogeco Cable, Inc., 4.875%, 05/01/20 (e)	450
	FQM Akubra, Inc.,
455	7.500%, 06/01/21 (e)	455
1,315	8.750%, 06/01/20 (e)	1,381
	Garda World Security Corp.,
367	9.750%, 03/15/17 (e)	388
1,615	9.750%, 03/15/17 (e)	1,728
160	KGHM International Ltd., 7.750%, 06/15/19 (e)	164
	Kodiak Oil & Gas Corp.,
489	5.500%, 01/15/21 (e)	493
563	5.500%, 02/01/22 (e)	561

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Canada –– Continued
	3,200	8.125%, 12/01/19	3,512
	1,659	Masonite International Corp., 8.250%, 04/15/21 (e)	1,808
	793	Mattamy Group Corp., 6.500%, 11/15/20 (e)	785
		MEG Energy Corp.,
	568	6.375%, 01/30/23 (e)	568
	650	6.500%, 03/15/21 (e)	663
	275	Mood Media Corp., 9.250%, 10/15/20 (e)	261
		New Gold, Inc.,
	475	6.250%, 11/15/22 (e)	451
	454	7.000%, 04/15/20 (e)	462
	430	NOVA Chemicals Corp., 5.250%, 08/01/23 (e)	430
	1,625	Novelis, Inc., 8.750%, 12/15/20	1,792
		Precision Drilling Corp.,
	210	6.500%, 12/15/21	222
	885	6.625%, 11/15/20	929
		Quebecor Media, Inc.,
	3,390	5.750%, 01/15/23	3,314
	2,587	7.750%, 03/15/16	2,629
		Quebecor World Capital Escrow Corp.,
	50	6.125%, 11/15/13 (d) (i)	—	(h)
	50	9.750%, 01/15/15 (d) (i)	1
	915	Taseko Mines Ltd., 7.750%, 04/15/19	924
	665	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	678
	4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	4,270
	1,000	Videotron Ltd., 5.000%, 07/15/22	990
		VPII Escrow Corp.,
	1,399	6.750%, 08/15/18 (e)	1,476
	1,415	7.500%, 07/15/21 (e)	1,518

			43,736

		Cayman Islands — 0.2%
		Seagate HDD Cayman,
	233	4.750%, 06/01/23 (e)	223
	295	6.875%, 05/01/20	320
	101	7.000%, 11/01/21	111
	20	Seagate Technology HDD Holdings, 6.800%, 10/01/16	22
	625	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	666
	7,500	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	8,025
	1,650	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	1,778
	1,390	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	1,473

			12,618

		Chile — 0.0% (g)
	1,750	Cencosud S.A., Reg. S., 5.500%, 01/20/21	1,776

		Costa Rica — 0.0% (g)
		Instituto Costarricense de Electricidad,
	520	6.375%, 05/15/43 (e)	471
	350	Reg. S., 6.950%, 11/10/21	374

			845

		Croatia — 0.0% (g)
	2,450	Hrvatska Elektroprivreda, Reg. S., 6.000%, 11/09/17	2,533

		Dominican Republic — 0.1%
	5,480	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23 (e)	5,425

		Finland — 0.0% (g)
		Nokia OYJ,
	1,389	5.375%, 05/15/19	1,354
	434	6.625%, 05/15/39	382

			1,736

		France — 0.1%
	8,035	Electricite de France S.A., VAR, 5.250%, 01/29/23 (e) (x)	7,683
	675	Lafarge S.A., 7.125%, 07/15/36	705
	150	Pernod-Ricard S.A., 5.750%, 04/07/21 (e)	169
		Rexel S.A.,
	643	5.250%, 06/15/20 (e)	640
	608	6.125%, 12/15/19 (e)	631

			9,828

		Georgia — 0.1%
	8,830	Georgian Railway JSC, 7.750%, 07/11/22 (e)	9,713

		Germany — 0.1%
	2,002	Deutsche Bank AG, 10.500%, 12/23/26 (e)	1,853
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
EUR	647	5.125%, 01/21/23 (e)	830
	460	5.500%, 01/15/23 (e)	447

			3,130

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Indonesia — 0.1%
	Pertamina Persero PT,
1,170	5.625%, 05/20/43 (e)	960
3,100	Reg. S., 5.250%, 05/23/21	3,030

		3,990

	Ireland — 0.2%
1,500	Alfa Bank OJSC Via Alfa Bond Issuance plc, Reg. S., 7.750%, 04/28/21	1,611
	Ardagh Packaging Finance plc,
1,625	7.375%, 10/15/17 (e)	1,731
9,600	9.125%, 10/15/20 (e)	10,416
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc.,
200	4.875%, 11/15/22 (e)	195
500	7.000%, 11/15/20 (e)	492
252	9.125%, 10/15/20 (e)	272
1,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	1,067

		15,784

	Japan — 0.1%
1,400	eAccess Ltd., 8.250%, 04/01/18 (e)	1,533
1,889	Softbank Corp., 4.500%, 04/15/20 (e)	1,828

		3,361

	Kazakhstan — 0.2%
	KazMunayGas National Co. JSC,
2,580	5.750%, 04/30/43 (e)	2,267
12,530	Reg. S., 11.750%, 01/23/15	14,096

		16,363

	Liberia — 0.0% (g)
315	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	317

	Luxembourg — 1.0%
311	Altice Financing S.A., 7.875%, 12/15/19 (e)	331
200	Altice Finco S.A., 9.875%, 12/15/20 (e)	219
	APERAM,
855	7.375%, 04/01/16 (e)	823
440	7.750%, 04/01/18 (e)	416
	ArcelorMittal,
2,900	5.000%, 02/25/17	2,987
4,350	6.750%, 02/25/22	4,502
2,000	7.500%, 10/15/39	1,885
2,000	9.850%, 06/01/19	2,415
425	Calcipar S.A., 6.875%, 05/01/18 (e)	440
958	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	1,078
1,378	INEOS Group Holdings S.A., 6.125%, 08/15/18 (e)	1,344
	Intelsat Jackson Holdings S.A.,
1,530	5.500%, 08/01/23 (e)	1,469
7,415	6.625%, 12/15/22 (e)	7,582
975	7.250%, 04/01/19	1,054
15,252	7.250%, 10/15/20	16,510
450	7.500%, 04/01/21	490
	Intelsat Luxembourg S.A.,
2,767	7.750%, 06/01/21 (e)	2,912
1,413	8.125%, 06/01/23 (e)	1,519
2,105	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	2,356
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18 (e)	158
600	4.750%, 04/15/23 (e)	581
957	NII International Telecom S.C.A., 11.375%, 08/15/19 (e)	1,050
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.,
1,400	5.100%, 07/25/18 (e)	1,404
9,450	Reg. S., 9.000%, 06/11/14	9,982
4,794	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	4,758
	Wind Acquisition Finance S.A.,
584	6.500%, 04/30/20 (e)	596
292	7.250%, 02/15/18 (e)	299
4,300	7.250%, 02/15/18 (e)	4,429
1,330	11.750%, 07/15/17 (e)	1,403

		74,992

	Mexico — 0.1%
	Cemex S.A.B. de C.V.,
300	5.875%, 03/25/19 (e)	300
2,500	9.000%, 01/11/18 (e)	2,707
2,000	VAR, 5.276%, 09/30/15 (e)	2,055
203	Grupo Cementos de Chihuahua S.A.B de C.V., 8.125%, 02/08/20 (e)	210

		5,272

	Netherlands — 0.4%
985	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	1,271

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands — Continued
2,000	Bluewater Holding B.V., Reg. S., VAR, 3.268%, 07/17/14	1,965
746	InterGen N.V., 7.000%, 06/30/23 (e)	744
2,443	Koninklijke KPN N.V., VAR, 7.000%, 03/28/73 (e)	2,382
	LyondellBasell Industries N.V.,
1,160	5.000%, 04/15/19	1,284
560	5.750%, 04/15/24	628
2,225	6.000%, 11/15/21	2,547
	NXP B.V./NXP Funding LLC,
1,000	3.750%, 06/01/18 (e)	985
2,652	5.750%, 02/15/21 (e)	2,725
1,324	5.750%, 03/15/23 (e)	1,337
1,385	9.750%, 08/01/18 (e)	1,545
3,425	Schaeffler Finance B.V., 4.750%, 05/15/21 (e)	3,322
	Sensata Technologies B.V.,
652	4.875%, 10/15/23 (e)	629
3,440	6.500%, 05/15/19 (e)	3,681
	VimpelCom Holdings B.V.,
540	5.200%, 02/13/19 (e)	529
200	5.950%, 02/13/23 (e)	186
200	6.255%, 03/01/17 (e)	210
500	7.504%, 03/01/22 (e)	519
200	VAR, 4.276%, 06/29/14 (e)	201

		26,690

	Nigeria — 0.0% (g)
1,200	Sea Trucks Group, 9.000%, 03/26/18 (e)	1,194

	Norway — 0.0% (g)
1,097	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	1,198

	Singapore — 0.0% (g)
480	Flextronics International Ltd., 5.000%, 02/15/23 (e)	473

	Spain — 0.0% (g)
	Cemex Espana Luxembourg,
1,075	9.250%, 05/12/20 (e)	1,175
1,025	9.875%, 04/30/19 (e)	1,140

		2,315

	Sweden — 0.0% (g)
735	Skandinaviska Enskilda Banken AB, VAR, 5.471%, 03/23/15 (e) (x)	744

	United Kingdom — 0.3%
	Barclays Bank plc,
320	6.050%, 12/04/17 (e)	353
570	7.625%, 11/21/22	567
886	10.179%, 06/12/21 (e)	1,135
3,585	CEVA Group plc, 8.375%, 12/01/17 (e)	3,603
270	Hanson Ltd., 6.125%, 08/15/16	294
	Ineos Finance plc,
725	7.500%, 05/01/20 (e)	779
4,150	8.375%, 02/15/19 (e)	4,555
218	Inmarsat Finance plc, 7.375%, 12/01/17 (e)	229
300	Jaguar Land Rover Automotive plc, 5.625%, 02/01/23 (e)	294
GBP 436	New Look Bondco I plc, 8.750%, 05/14/18 (e)	650
	Royal Bank of Scotland Group plc,
1,285	6.100%, 06/10/23	1,232
2,652	6.125%, 12/15/22	2,563
2,032	Royal Bank of Scotland plc (The), Reg. S., VAR, 9.500%, 03/16/22	2,248
1,000	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	1,055
2,590	Swiss Re Capital I LP, VAR, 6.854%, 05/25/16 (e) (x)	2,713
568	Virgin Media Finance plc, 8.375%, 10/15/19	618
1,710	Virgin Media Secured Finance plc, 6.500%, 01/15/18	1,783

		24,671

	United States — 26.2%
528	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	539
	Accellent, Inc.,
3,550	8.375%, 02/01/17	3,692
750	10.000%, 11/01/17	698
	Access Midstream Partners LP/ACMP Finance Corp.,
1,115	4.875%, 05/15/23	1,059
3,183	6.125%, 07/15/22	3,334
1,295	ACCO Brands Corp., 6.750%, 04/30/20	1,329
2,155	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,101
290	Actuant Corp., 5.625%, 06/15/22	293
	Advanced Micro Devices, Inc.,
11	7.750%, 08/01/20	11
300	8.125%, 12/15/17	311

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
	AES Corp.,
257	8.000%, 10/15/17	298
100	8.000%, 06/01/20	116
1,450	AES Eastern Energy LP, 9.000%, 01/02/17 (d) (i)	—
825	AK Steel Corp., 8.750%, 12/01/18 (e)	875
	Alcatel-Lucent USA, Inc.,
5,566	6.450%, 03/15/29	4,397
386	8.875%, 01/01/20 (e)	386
293	Alere, Inc., 6.500%, 06/15/20 (e)	300
444	Aleris International, Inc., 7.875%, 11/01/20	464
	Alliance One International, Inc.,
475	9.875%, 07/15/21 (e)	466
510	10.000%, 07/15/16	535
3,825	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	4,083
	Ally Financial, Inc.,
7,971	4.625%, 06/26/15	8,231
9,072	5.500%, 02/15/17	9,591
4,000	6.250%, 12/01/17	4,334
1,400	7.500%, 09/15/20	1,626
2,560	8.000%, 03/15/20	3,014
5,225	8.000%, 11/01/31	6,322
	Alpha Natural Resources, Inc.,
1,138	6.000%, 06/01/19	976
651	6.250%, 06/01/21	543
200	9.750%, 04/15/18	206
167	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17	172
1,089	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,143
	AMC Entertainment, Inc.,
2,350	8.750%, 06/01/19	2,544
1,850	9.750%, 12/01/20	2,109
3,450	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	3,907
227	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21 (e)	226
4,455	American Express Co., VAR, 6.800%, 09/01/66	4,756
	American International Group, Inc.,
20,765	6.250%, 03/15/37	21,284
4,287	VAR, 8.175%, 05/15/58	5,241
1,000	American Stores Co. LLC, 7.100%, 03/20/28	1,215
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	372
450	7.000%, 05/20/22	479
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,343
84	6.500%, 05/20/21	87
575	Ameristar Casinos, Inc., 7.500%, 04/15/21	614
	Amkor Technology, Inc.,
430	6.375%, 10/01/22 (e)	427
350	6.375%, 10/01/22	348
450	6.625%, 06/01/21	453
2,600	7.375%, 05/01/18	2,711
685	AmSouth Bancorp, 6.750%, 11/01/25	736
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	266
520	Amsurg Corp., 5.625%, 11/30/20	530
1,725	Anixter, Inc., 5.625%, 05/01/19	1,807
1,140	Antero Resources Finance Corp., 6.000%, 12/01/20	1,146
1,750	ARAMARK Corp., 5.750%, 03/15/20 (e)	1,820
	Arch Coal, Inc.,
400	7.000%, 06/15/19	327
2,950	7.250%, 06/15/21	2,382
2,175	8.750%, 08/01/16	2,159
255	9.875%, 06/15/19 (e)	236
4,742	Ares Capital Corp., 4.375%, 01/15/19 (e)	4,701
442	Armored Autogroup, Inc., 9.250%, 11/01/18	407
340	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	347
	Ashland, Inc.,
812	3.000%, 03/15/16 (e)	822
1,000	3.875%, 04/15/18 (e)	1,007
1,625	4.750%, 08/15/22 (e)	1,605
282	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	300
2,500	Atkore International, Inc., 9.875%, 01/01/18	2,713
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
900	4.750%, 11/15/21 (e)	826
890	5.875%, 08/01/23 (e)	850
400	6.625%, 10/01/20 (e)	408

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
	Audatex North America, Inc.,
4,285	6.000%, 06/15/21 (e)	4,360
391	6.750%, 06/15/18	417
275	AutoNation, Inc., 5.500%, 02/01/20	292
	Avaya, Inc.,
8,150	7.000%, 04/01/19 (e)	7,518
979	10.500%, 03/01/21 (e)	752
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
330	4.875%, 11/15/17 (e)	338
3,090	5.500%, 04/01/23 (e)	3,044
4,920	8.250%, 01/15/19	5,375
1,500	9.750%, 03/15/20	1,749
1,450	B&G Foods, Inc., 4.625%, 06/01/21	1,401
	B/E Aerospace, Inc.,
1,309	5.250%, 04/01/22	1,350
222	6.875%, 10/01/20	241
	Ball Corp.,
230	4.000%, 11/15/23	210
675	5.000%, 03/15/22	677
270	5.750%, 05/15/21	286
	Bank of America Corp.,
440	5.625%, 07/01/20	493
955	5.875%, 01/05/21	1,085
23,925	VAR, 5.200%, 06/01/23 (x)	21,533
27,474	VAR, 8.000%, 01/30/18 (x)	30,427
15,115	VAR, 8.125%, 05/15/18 (x)	16,778
5,345	Bank of New York Mellon Corp. (The), VAR, 4.500%, 06/20/23 (x)	4,978
	Basic Energy Services, Inc.,
175	7.750%, 02/15/19	177
1,128	7.750%, 10/15/22	1,119
223	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	232
2,350	Belden, Inc., 5.500%, 09/01/22 (e)	2,338
	Berry Plastics Corp.,
1,170	9.500%, 05/15/18	1,269
1,115	9.750%, 01/15/21	1,305
660	Best Buy Co., Inc., 5.000%, 08/01/18	656
	Bill Barrett Corp.,
1,525	7.000%, 10/15/22	1,556
1,467	7.625%, 10/01/19	1,555
	Biomet, Inc.,
7,015	6.500%, 08/01/20	7,366
1,300	6.500%, 10/01/20	1,334
457	Boise Cascade Co., 6.375%, 11/01/20	472
625	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	672
360	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	369
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	1,335
3,750	8.625%, 10/15/20	3,994
750	Briggs & Stratton Corp., 6.875%, 12/15/20	828
1,905	Brightstar Corp., 9.500%, 12/01/16 (e)	2,005
	Building Materials Corp. of America,
1,815	6.750%, 05/01/21 (e)	1,942
500	6.875%, 08/15/18 (e)	532
2,300	7.500%, 03/15/20 (e)	2,473
6,420	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	6,990
600	Burger King Corp., 9.875%, 10/15/18	677
	Cablevision Systems Corp.,
1,090	5.875%, 09/15/22	1,085
240	7.750%, 04/15/18	267
2,700	8.000%, 04/15/20	3,051
3,000	8.625%, 09/15/17	3,457
	Caesars Entertainment Operating Co., Inc.,
6,500	8.500%, 02/15/20	6,053
5,400	9.000%, 02/15/20 (e)	5,049
7,140	11.250%, 06/01/17	7,421
3,900	Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.000%, 02/15/20 (e)	3,646
	Calpine Corp.,
3,386	7.250%, 10/15/17 (e)	3,538
1,184	7.500%, 02/15/21 (e)	1,267
2,475	7.875%, 07/31/20 (e)	2,686
5,416	7.875%, 01/15/23 (e)	5,876
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
85	9.375%, 05/01/19	93
827	9.625%, 08/01/20	914
610	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	625
4,135	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d)	55
3,300	Case New Holland, Inc., 7.875%, 12/01/17	3,869

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
775	Casella Waste Systems, Inc., 7.750%, 02/15/19	752
1,061	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	1,064
1,255	CBRE Services, Inc., 6.625%, 10/15/20	1,338
330	CCM Merger, Inc., 9.125%, 05/01/19 (e)	350
	CCO Holdings LLC/CCO Holdings Capital Corp.,
173	5.125%, 02/15/23	158
4,016	5.250%, 03/15/21 (e)	3,855
1,000	5.250%, 09/30/22	933
630	5.750%, 09/01/23 (e)	592
1,275	5.750%, 01/15/24	1,192
2,953	6.500%, 04/30/21	3,034
2,073	7.000%, 01/15/19	2,198
3,960	7.375%, 06/01/20	4,267
1,172	8.125%, 04/30/20	1,275
7,588	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	8,328
545	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21 (e)	533
	Celanese US Holdings LLC,
975	4.625%, 11/15/22	943
175	6.625%, 10/15/18	187
	Cemex Finance LLC,
2,575	9.375%, 10/12/22 (e)	2,884
1,500	9.500%, 12/14/16 (e)	1,598
5,450	Central Garden & Pet Co., 8.250%, 03/01/18	5,641
	CenturyLink, Inc.,
500	5.625%, 04/01/20	511
5,725	5.800%, 03/15/22	5,697
1,824	Cenveo Corp., 8.875%, 02/01/18	1,783
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
675	5.125%, 12/15/21 (e)	648
759	6.375%, 09/15/20 (e)	784
673	Ceridian Corp., 8.875%, 07/15/19 (e)	762
1,435	Chemtura Corp., 5.750%, 07/15/21	1,428
	Chesapeake Energy Corp.,
303	3.250%, 03/15/16	302
680	5.375%, 06/15/21	678
680	5.750%, 03/15/23	685
1,642	6.125%, 02/15/21	1,741
4,700	6.625%, 08/15/20	5,100
600	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	606
11,789	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	13,115
	CHS/Community Health Systems, Inc.,
1,750	5.125%, 08/15/18	1,785
900	7.125%, 07/15/20	921
1,235	8.000%, 11/15/19	1,305
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	69
2,065	Cimarex Energy Co., 5.875%, 05/01/22	2,137
	Cincinnati Bell, Inc.,
215	8.250%, 10/15/17	225
555	8.750%, 03/15/18	577
	Cinemark USA, Inc.,
2,550	4.875%, 06/01/23 (e)	2,410
412	5.125%, 12/15/22	397
1,005	7.375%, 06/15/21	1,095
	CIT Group, Inc.,
5,229	4.250%, 08/15/17	5,347
2,161	5.000%, 05/15/17	2,280
1,383	5.000%, 08/15/22	1,371
4,650	5.250%, 03/15/18	4,940
1,727	5.375%, 05/15/20	1,805
2,580	6.625%, 04/01/18 (e)	2,851
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	196
	Citigroup, Inc.,
26,010	VAR, 5.350%, 05/15/23 (x)	23,734
32,809	VAR, 5.950%, 01/30/23 (x)	31,825
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,690	7.625%, 01/15/16	3,911
1,466	PIK, 10.750%, 01/15/17	1,584
	Claire’s Stores, Inc.,
400	7.750%, 06/01/20 (e)	403
3,000	8.875%, 03/15/19	3,225
10,000	9.000%, 03/15/19 (e)	11,262
385	Clean Harbors, Inc., 5.125%, 06/01/21	393
517	Clear Channel Communications, Inc., 9.000%, 12/15/19	516
	Clear Channel Worldwide Holdings, Inc.,
675	6.500%, 11/15/22	699
22,800	6.500%, 11/15/22	23,826

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
115	7.625%, 03/15/20	120
4,138	7.625%, 03/15/20	4,365
430	Clearwater Paper Corp., 4.500%, 02/01/23	406
	Clearwire Communications LLC/Clearwire Finance, Inc.,
2,189	12.000%, 12/01/15 (e)	2,320
1,450	14.750%, 12/01/16 (e)	1,983
233	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	250
147	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	159
2,310	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	2,241
	CNH Capital LLC,
600	3.625%, 04/15/18 (e)	590
800	3.875%, 11/01/15	822
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	743
822	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	820
380	Columbus McKinnon Corp., 7.875%, 02/01/19	405
	Commercial Metals Co.,
625	4.875%, 05/15/23	581
545	6.500%, 07/15/17	587
600	7.350%, 08/15/18	660
3,141	CommScope, Inc., 8.250%, 01/15/19 (e)	3,447
350	Community Choice Financial, Inc., 10.750%, 05/01/19	334
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	531
350	8.375%, 10/15/17	368
1,417	9.500%, 06/15/20	1,552
	Concho Resources, Inc.,
562	5.500%, 10/01/22	565
593	5.500%, 04/01/23	592
2,215	6.500%, 01/15/22	2,370
731	7.000%, 01/15/21	804
	CONSOL Energy, Inc.,
275	6.375%, 03/01/21	279
620	8.000%, 04/01/17	661
1,745	8.250%, 04/01/20	1,880
48	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	7
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	280
602	4.250%, 05/01/23	567
510	6.000%, 05/01/22	551
1,000	7.250%, 09/01/16	1,137
2,000	7.250%, 05/15/17	2,280
2,099	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (i)	2,246
84	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	93
1,449	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,620
402	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	408
	Continental Resources, Inc.,
1,200	5.000%, 09/15/22	1,206
500	7.125%, 04/01/21	558
475	7.375%, 10/01/20	527
2,487	Corrections Corp of America, 4.125%, 04/01/20	2,412
577	Covanta Holding Corp., 6.375%, 10/01/22	594
500	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19	523
2,861	Cricket Communications, Inc., 7.750%, 10/15/20	3,254
	Crosstex Energy LP/Crosstex Energy Finance Corp.,
701	7.125%, 06/01/22	724
5,125	8.875%, 02/15/18	5,458
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	718
712	Crown Castle International Corp., 5.250%, 01/15/23	685
520	CSC Holdings LLC, 8.625%, 02/15/19	608
433	CST Brands, Inc., 5.000%, 05/01/23 (e)	428
1,103	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	1,059
405	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	425
221	D.R. Horton, Inc., 4.375%, 09/15/22	208
	Dana Holding Corp.,
800	6.500%, 02/15/19	854
559	6.750%, 02/15/21	597
	DaVita HealthCare Partners, Inc.,
704	6.375%, 11/01/18	746
3,410	6.625%, 11/01/20	3,640
5,135	DCP Midstream LLC, VAR, 5.850%, 05/21/43 (e)	4,904
465	DDR Corp., 7.875%, 09/01/20	574

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Dean Foods Co.,
450	7.000%, 06/01/16	497
150	9.750%, 12/15/18	171
7,130	Del Monte Corp., 7.625%, 02/15/19	7,451
92	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	99
286	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	291
49	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	54
463	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	495
579	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	615
2,080	Deluxe Corp., 7.000%, 03/15/19	2,226
2,800	Denbury Resources, Inc., 8.250%, 02/15/20	3,080
3,605	Deutsche Bank Capital Funding Trust VII, VAR, 5.628%, 01/19/16 (e) (x)	3,587
600	DineEquity, Inc., 9.500%, 10/30/18	677
	DISH DBS Corp.,
300	4.625%, 07/15/17	304
1,308	5.000%, 03/15/23	1,226
1,576	5.125%, 05/01/20 (e)	1,548
1,680	5.875%, 07/15/22	1,676
5,698	6.750%, 06/01/21	6,040
3,925	7.125%, 02/01/16	4,298
13,451	7.875%, 09/01/19	15,300
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,531
2,705	8.750%, 03/15/18	2,955
1,020	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	1,051
1	DuPont Fabros Technology LP, 8.500%, 12/15/17	1
632	Dycom Investments, Inc., 7.125%, 01/15/21	668
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d) (i)	—	(h)
2,000	7.750%, 06/01/19 (d) (i)	5
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d) (i)	11
818	Dynegy, Inc., 5.875%, 06/01/23 (e)	777
	E*TRADE Financial Corp.,
285	6.000%, 11/15/17	296
640	6.375%, 11/15/19	680
3,200	Easton-Bell Sports, Inc., 9.750%, 12/01/16	3,408
	Edison Mission Energy,
54	7.000%, 05/15/17 (d)	33
1,546	7.200%, 05/15/19 (d)	943
2,500	El Paso LLC, 7.250%, 06/01/18	2,842
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	29
1,435	Embarq Corp., 7.995%, 06/01/36	1,506
	Endo Health Solutions, Inc.,
225	7.000%, 07/15/19	235
250	7.000%, 12/15/20	261
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
850	6.875%, 08/15/17 (e)	867
4,468	10.000%, 12/01/20	4,837
694	12.250%, 03/01/22 (e)	772
	Energy XXI Gulf Coast, Inc.,
60	7.750%, 06/15/19	63
375	9.250%, 12/15/17	416
4,240	Enterprise Products Operating LLC, VAR, 7.034%, 01/15/68	4,759
705	Envision Healthcare Corp., 8.125%, 06/01/19	765
7,535	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	8,552
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,352	6.875%, 05/01/19	2,517
3,036	7.750%, 09/01/22	3,339
556	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	570
2,950	Epicor Software Corp., 8.625%, 05/01/19	3,127
	Equinix, Inc.,
320	4.875%, 04/01/20	317
615	7.000%, 07/15/21	673
21	Eurofresh, Inc., 15.000%, 11/18/16 (d) (i) †	—
2,825	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	2,853
400	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	406
	Felcor Lodging LP,
500	5.625%, 03/01/23	488
1,640	6.750%, 06/01/19	1,730
	Ferrellgas LP/Ferrellgas Finance Corp.,
950	6.500%, 05/01/21	960

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
600	9.125%, 10/01/17	630
605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	614
900	Fidelity National Information Services, Inc., 7.875%, 07/15/20	995
15,625	Fifth Third Bancorp, VAR, 5.100%, 06/30/23 (x)	14,766
	First Data Corp.,
4,650	6.750%, 11/01/20 (e)	4,854
500	7.375%, 06/15/19 (e)	525
2,690	8.250%, 01/15/21 (e)	2,811
8,735	8.875%, 08/15/20 (e)	9,565
600	10.625%, 06/15/21 (e)	609
604	11.250%, 01/15/21 (e)	625
530	11.750%, 08/15/21 (e)	506
5,938	12.625%, 01/15/21	6,510
12,448	PIK, 8.750%, 01/15/22 (e)	13,101
100	Ford Motor Co., 8.900%, 01/15/32	131
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	5,963
6,850	6.625%, 08/15/17	7,810
1,000	Forest City Enterprises, Inc., 6.500%, 02/01/17	1,002
3,945	Forest Oil Corp., 7.250%, 06/15/19	3,896
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	743
476	8.050%, 02/01/20	508
5,051	9.250%, 04/15/18 (e)	5,474
650	10.125%, 03/15/18 (e)	712
	Fresenius Medical Care U.S. Finance II, Inc.,
3,378	5.625%, 07/31/19 (e)	3,577
2,420	5.875%, 01/31/22 (e)	2,553
725	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	765
	Frontier Communications Corp.,
20	7.125%, 03/15/19	21
439	7.125%, 01/15/23	435
352	7.625%, 04/15/24	355
1,855	8.500%, 04/15/20	2,059
175	8.750%, 04/15/22	193
1,357	9.250%, 07/01/21	1,574
350	FTI Consulting, Inc., 6.000%, 11/15/22	358
	Gannett Co., Inc.,
384	5.125%, 07/15/20 (e)	383
72	10.000%, 04/01/16	85
3,762	GCI, Inc., 8.625%, 11/15/19	3,903
371	GenCorp, Inc., 7.125%, 03/15/21 (e)	391
2,773	General Cable Corp., 5.750%, 10/01/22 (e)	2,711
	General Electric Capital Corp.,
17,200	VAR, 5.250%, 06/15/23 (x)	16,297
37,200	VAR, 6.250%, 12/15/22 (x)	38,688
	General Motors Financial Co., Inc.,
261	2.750%, 05/15/16 (e)	260
2,296	3.250%, 05/15/18 (e)	2,244
205	4.250%, 05/15/23 (e)	197
	Genesis Energy LP/Genesis Energy Finance Corp.,
850	5.750%, 02/15/21	840
505	7.875%, 12/15/18	535
	GenOn Energy, Inc.,
1,000	7.875%, 06/15/17	1,095
2,248	9.875%, 10/15/20	2,529
	Geo Group, Inc. (The),
2,000	6.625%, 02/15/21	2,130
1,250	7.750%, 10/15/17	1,309
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	394
394	GNET Escrow Corp., 12.125%, 07/01/18 (e)	418
14,765	Goldman Sachs Capital II, VAR, 4.000%, 09/03/13 (x)	11,646
1,140	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	1,214
	Goodyear Tire & Rubber Co. (The),
855	6.500%, 03/01/21	895
3,787	7.000%, 05/15/22	4,024
4,325	8.250%, 08/15/20	4,822
800	8.750%, 08/15/20	944
	Graphic Packaging International, Inc.,
762	4.750%, 04/15/21	737
240	7.875%, 10/01/18	261
750	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	842
1,070	Gray Television, Inc., 7.500%, 10/01/20	1,126
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,562
2,500	Griffon Corp., 7.125%, 04/01/18	2,631
300	Grifols, Inc., 8.250%, 02/01/18	324
625	Gymboree Corp. (The), 9.125%, 12/01/18	606

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
775	H&E Equipment Services, Inc., 7.000%, 09/01/22	829
3,350	Halcon Resources Corp., 8.875%, 05/15/21	3,383
	Hanesbrands, Inc.,
2,100	6.375%, 12/15/20	2,302
1,510	8.000%, 12/15/16	1,606
	Harland Clarke Holdings Corp.,
2,470	9.750%, 08/01/18 (e)	2,655
2,780	VAR, 6.000%, 05/15/15	2,766
560	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	619
650	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	741
7,550	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	7,248
	HCA Holdings, Inc.,
770	6.250%, 02/15/21	799
5,400	7.750%, 05/15/21	5,872
	HCA, Inc.,
715	4.750%, 05/01/23	690
3,250	5.875%, 03/15/22	3,437
740	5.875%, 05/01/23	747
7,465	6.500%, 02/15/20	8,221
50	7.250%, 09/15/20	55
22,122	7.500%, 02/15/22	24,942
1,000	7.875%, 02/15/20	1,086
1,400	8.000%, 10/01/18	1,613
	HD Supply, Inc.,
1,760	7.500%, 07/15/20 (e)	1,866
9,338	8.125%, 04/15/19	10,459
818	10.500%, 01/15/21	842
	Health Management Associates, Inc.,
3,900	6.125%, 04/15/16	4,304
2,670	7.375%, 01/15/20	3,024
3,690	HealthSouth Corp., 7.750%, 09/15/22	3,985
1,830	Hecla Mining Co., 6.875%, 05/01/21 (e)	1,670
415	Hercules Offshore, Inc., 8.750%, 07/15/21 (e)	436
	Hertz Corp. (The),
667	4.250%, 04/01/18 (e)	664
4,710	5.875%, 10/15/20	4,969
563	6.750%, 04/15/19	607
985	7.375%, 01/15/21	1,084
1,592	7.500%, 10/15/18	1,731
	Hexion US Finance Corp.,
4,850	6.625%, 04/15/20 (e)	4,959
3,300	6.625%, 04/15/20	3,374
600	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	624
921	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	967
	Hilcorp Energy I LP/Hilcorp Finance Co.,
2,393	7.625%, 04/15/21 (e)	2,596
1,145	8.000%, 02/15/20 (e)	1,241
	Holly Energy Partners LP/Holly Energy Finance Corp.,
500	6.500%, 03/01/20	523
50	8.250%, 03/15/18	53
2,665	Hologic, Inc., 6.250%, 08/01/20	2,822
	Homer City Generation LP,
63	PIK, 8.137%, 10/01/19	66
192	PIK, 9.234%, 10/01/26	202
656	Host Hotels & Resorts LP, 6.750%, 06/01/16	665
1,220	Hub International Ltd., 8.125%, 10/15/18 (e)	1,296
2,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,125
	Huntsman International LLC,
3,250	4.875%, 11/15/20	3,217
1,500	8.625%, 03/15/20	1,680
565	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	593
834	iGATE Corp., 9.000%, 05/01/16	900
511	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	511
6,778	ILFC E-Capital Trust I, VAR, 4.960%, 12/21/65 (e)	5,761
2,558	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	2,360
3,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	3,097
349	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	351
5,542	Infor U.S., Inc., 9.375%, 04/01/19	6,193
13,110	ING U.S., Inc., VAR, 5.650%, 05/15/53 (e)	12,323
900	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	898
643	INTCOMEX, Inc., 13.250%, 12/15/14	624
3,250	Interactive Data Corp., 10.250%, 08/01/18	3,650
1,250	Interface, Inc., 7.625%, 12/01/18	1,338

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	International Lease Finance Corp.,
102	4.625%, 04/15/21	98
1,480	5.875%, 04/01/19	1,547
665	5.875%, 08/15/22	677
3,720	6.250%, 05/15/19	3,924
1,575	8.250%, 12/15/20	1,823
5,985	8.625%, 09/15/15	6,628
3,175	8.625%, 01/15/22	3,770
9,600	8.750%, 03/15/17	11,016
900	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	932
	inVentiv Health, Inc.,
850	9.000%, 01/15/18 (e)	880
189	10.000%, 08/15/18 (e)	157
2,232	10.750%, 08/15/18 (e)	1,852
	Iron Mountain, Inc.,
551	7.750%, 10/01/19	610
767	8.375%, 08/15/21	831
	Isle of Capri Casinos, Inc.,
2,737	5.875%, 03/15/21	2,655
1,060	7.750%, 03/15/19	1,109
652	iStar Financial, Inc., 9.000%, 06/01/17	737
3,200	J. Crew Group, Inc., 8.125%, 03/01/19	3,392
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	366
250	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	268
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,060
2,640	7.500%, 05/01/17	2,947
1,375	7.500%, 01/15/20	1,476
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,052
	JBS USA LLC/JBS USA Finance, Inc.,
1,259	7.250%, 06/01/21 (e)	1,290
861	8.250%, 02/01/20 (e)	913
2,500	JC Penney Corp., Inc., 5.750%, 02/15/18	2,150
484	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	489
940	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	935
800	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	832
	K. Hovnanian Enterprises, Inc.,
681	7.250%, 10/15/20 (e)	734
928	9.125%, 11/15/20 (e)	1,018
120	11.875%, 10/15/15	137
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,680
	KB Home,
478	7.500%, 09/15/22	512
200	8.000%, 03/15/20	223
150	9.100%, 09/15/17	172
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19	320
3,030	Key Energy Services, Inc., 6.750%, 03/01/21	2,969
5,600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	6,160
3,700	L Brands, Inc., 6.625%, 04/01/21	4,070
555	Laredo Petroleum, Inc., 7.375%, 05/01/22	586
600	Lear Corp., 8.125%, 03/15/20	662
665	Lender Processing Services, Inc., 5.750%, 04/15/23	712
	Lennar Corp.,
250	4.750%, 11/15/22 (e)	240
1,090	6.950%, 06/01/18	1,199
555	12.250%, 06/01/17	715
	Level 3 Communications, Inc.,
1,065	8.875%, 06/01/19	1,148
3,555	11.875%, 02/01/19	4,097
	Level 3 Financing, Inc.,
859	7.000%, 06/01/20	891
7,473	8.125%, 07/01/19	8,108
2,065	8.625%, 07/15/20	2,272
4,393	9.375%, 04/01/19	4,876
100	10.000%, 02/01/18	108
1,787	Libbey Glass, Inc., 6.875%, 05/15/20	1,912
870	Liberty Interactive LLC, 8.250%, 02/01/30	941
	Liberty Mutual Group, Inc.,
202	6.500%, 05/01/42 (e)	225
3,000	7.800%, 03/15/37 (e)	3,488
2,644	VAR, 10.750%, 06/15/58 (e)	4,032
350	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	354
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	212
	Linn Energy LLC/Linn Energy Finance Corp.,
5,050	6.250%, 11/01/19 (e)	4,747
3,350	7.750%, 02/01/21	3,383
765	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	811

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
510	LKQ Corp., 4.750%, 05/15/23 (e)	489
400	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	417
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	330
1,684	LSB Industries, Inc., 7.750%, 08/01/19 (e)	1,684
4,433	Lynx I Corp., 5.375%, 04/15/21 (e)	4,488
343	Lynx II Corp., 6.375%, 04/15/23 (e)	352
1,608	M/I Homes, Inc., 8.625%, 11/15/18	1,753
325	Magnachip Semiconductor Corp., 6.625%, 07/15/21 (e)	324
2,695	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,032
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,588
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	550
1,500	5.500%, 02/15/23	1,515
367	6.250%, 06/15/22	393
325	6.500%, 08/15/21	348
925	6.750%, 11/01/20	996
637	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21 (e)	647
	Masco Corp.,
261	5.950%, 03/15/22	279
56	7.125%, 03/15/20	64
430	MasTec, Inc., 4.875%, 03/15/23	404
450	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	473
1,100	Media General, Inc., 11.750%, 02/15/17	1,216
115	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	116
	Mediacom LLC/Mediacom Capital Corp.,
90	7.250%, 02/15/22	96
950	9.125%, 08/15/19	1,040
574	Meritage Homes Corp., 7.000%, 04/01/22	626
38,285	MetLife, Inc., 6.400%, 12/15/36	39,816
	MetroPCS Wireless, Inc.,
3,733	6.250%, 04/01/21 (e)	3,807
2,179	6.625%, 11/15/20	2,288
55	7.875%, 09/01/18	60
	MGM Resorts International,
500	6.625%, 12/15/21	527
3,625	6.750%, 10/01/20	3,856
4,770	7.625%, 01/15/17	5,366
1,196	7.750%, 03/15/22	1,325
9,100	8.625%, 02/01/19	10,545
3,350	11.375%, 03/01/18	4,238
2,175	Michael Foods Group, Inc., 9.750%, 07/15/18	2,392
5,800	Michael’s Stores, Inc., 7.750%, 11/01/18	6,286
152	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	158
1,313	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	1,339
150	Mobile Mini, Inc., 7.875%, 12/01/20	164
150	Moog, Inc., 7.250%, 06/15/18	155
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (i)	—	(h)
11	7.750%, 03/15/36 (d) (i)	—	(h)
115	8.375%, 07/15/33 (d) (i)	—	(h)
750	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	766
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	819
2,253	MultiPlan, Inc., 9.875%, 09/01/18 (e)	2,495
4,000	Mylan, Inc., 7.875%, 07/15/20 (e)	4,588
1,565	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,675
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	271
530	6.500%, 06/01/22	526
434	7.875%, 10/01/20	465
421	9.625%, 05/01/19	474
400	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	412
	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc.,
1,918	9.250%, 04/15/19 (e)	2,067
243	NCR Corp., 5.000%, 07/15/22	235
	Neebo, Inc.,
55	15.000%, 06/30/16 (e)	56
220	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	222
714	Netflix, Inc., 5.375%, 02/01/21 (e)	721
	New Albertsons, Inc.,
1,167	7.450%, 08/01/29	887
965	8.000%, 05/01/31	753

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
190	8.700%, 05/01/30	155
	Newfield Exploration Co.,
429	5.625%, 07/01/24	429
1,000	5.750%, 01/30/22	1,030
975	6.875%, 02/01/20	1,038
250	7.125%, 05/15/18	260
1,118	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	1,157
2,500	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	2,706
685	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	673
	NII Capital Corp.,
4,107	7.625%, 04/01/21	3,296
765	8.875%, 12/15/19	669
10	10.000%, 08/15/16	10
752	Nortek, Inc., 8.500%, 04/15/21	814
3,800	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	4,123
	NRG Energy, Inc.,
2,266	6.625%, 03/15/23	2,323
5,245	7.625%, 01/15/18	5,848
2,236	7.875%, 05/15/21	2,459
1,000	8.250%, 09/01/20	1,110
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,304
400	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	424
	Oil States International, Inc.,
286	5.125%, 01/15/23 (e)	315
2,045	6.500%, 06/01/19	2,188
1,325	Olin Corp., 5.500%, 08/15/22	1,355
2,000	Omnicare, Inc., 7.750%, 06/01/20	2,220
905	OMNOVA Solutions, Inc., 7.875%, 11/01/18	955
886	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	890
610	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	654
1,000	Oshkosh Corp., 8.500%, 03/01/20	1,104
3,250	PAETEC Holding Corp., 9.875%, 12/01/18	3,648
660	Parker Drilling Co., 7.500%, 08/01/20 (e)	660
4,521	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	4,950
455	Patriot Merger Corp., 9.000%, 07/15/21 (e)	464
776	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	795
667	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 1.000%, 08/15/19 (e)	664
	Peabody Energy Corp.,
410	6.000%, 11/15/18	419
5,155	6.250%, 11/15/21	5,052
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
196	6.500%, 05/15/21 (e)	190
557	8.375%, 06/01/20	592
370	Penske Automotive Group, Inc., 5.750%, 10/01/22	381
	Petrohawk Energy Corp.,
750	7.250%, 08/15/18	821
200	7.875%, 06/01/15	204
750	10.500%, 08/01/14	788
600	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	594
325	PHI, Inc., 8.625%, 10/15/18	340
2,840	Pilgrim’s Pride Corp., 7.875%, 12/15/18	3,074
585	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	633
1,110	Pioneer Energy Services Corp., 9.875%, 03/15/18	1,202
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	500
231	7.500%, 01/15/20	285
	Plains Exploration & Production Co.,
9,663	6.500%, 11/15/20	10,400
1,309	6.750%, 02/01/22	1,401
1,088	6.875%, 02/15/23	1,172
	PNC Financial Services Group, Inc. (The),
8,140	VAR, 4.850%, 06/01/23 (x)	7,408
27,788	VAR, 6.750%, 08/01/21 (x)	29,594
3,127	Polymer Group, Inc., 7.750%, 02/01/19	3,338
	PolyOne Corp.,
1,336	5.250%, 03/15/23 (e)	1,309
1,439	7.375%, 09/15/20	1,572
3,250	Post Holdings, Inc., 7.375%, 02/15/22	3,486
4,365	PPL Capital Funding, Inc., VAR, 6.700%, 03/30/67	4,540
136	Prestige Brands, Inc., 8.125%, 02/01/20	150
150	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	161

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
800	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	810
	Prudential Financial, Inc.,
12,380	VAR, 5.200%, 03/15/44	11,482
18,735	VAR, 5.625%, 06/15/43	18,173
17,685	VAR, 5.875%, 09/15/42	17,862
	QEP Resources, Inc.,
494	5.250%, 05/01/23	486
975	5.375%, 10/01/22	968
1,871	6.875%, 03/01/21	2,086
1,000	Quiksilver, Inc., 6.875%, 04/15/15	1,001
360	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	376
	QVC, Inc.,
200	5.125%, 07/02/22	202
1,005	7.375%, 10/15/20 (e)	1,097
1,525	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,517
180	Qwest Communications International, Inc., 7.125%, 04/01/18	187
375	Qwest Corp., 7.250%, 09/15/25	420
	R.R. Donnelley & Sons Co.,
465	7.625%, 06/15/20	499
665	7.875%, 03/15/21	718
3,220	Radiation Therapy Services, Inc., 8.875%, 01/15/17	3,003
1,750	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,899
	Rain CII Carbon LLC/CII Carbon Corp.,
1,250	8.000%, 12/01/18 (e)	1,294
515	8.250%, 01/15/21 (e)	521
	Range Resources Corp.,
569	5.000%, 08/15/22	574
427	5.000%, 03/15/23	427
10	6.750%, 08/01/20	11
3,350	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	3,618
	Real Mex Restaurants, Inc.,
134	11.000%, 03/15/14 (i)	134
238	19.000%, 03/21/16 (i)	132
27	19.000%, 03/21/16 (i)	27
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,487
275	Regal Cinemas Corp., 8.625%, 07/15/19	298
	Regal Entertainment Group,
600	5.750%, 06/15/23	584
315	5.750%, 02/01/25	303
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23 (e)	275
2,245	5.500%, 04/15/23	2,267
1,145	6.500%, 07/15/21	1,231
855	Regions Bank, 7.500%, 05/15/18	1,010
585	Renaissance Acquisition Corp., 6.875%, 08/15/21 (e)	582
165	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	149
600	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	605
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6,060	5.750%, 10/15/20	6,166
400	6.875%, 02/15/21	425
2,100	7.125%, 04/15/19	2,242
2,400	7.875%, 08/15/19	2,640
2,750	8.500%, 05/15/18	2,860
9,525	9.000%, 04/15/19	9,906
11,282	9.875%, 08/15/19	12,185
905	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	887
	Rite Aid Corp.,
910	6.750%, 06/15/21 (e)	912
950	9.250%, 03/15/20	1,058
2,250	10.250%, 10/15/19	2,548
286	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	310
860	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	946
1,330	Rosetta Resources, Inc., 5.625%, 05/01/21	1,330
630	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	649
775	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	806
320	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	330
	Sabine Pass Liquefaction LLC,
1,337	5.625%, 02/01/21 (e)	1,318
492	5.625%, 04/15/23 (e)	480
6,240	Sabre, Inc., 8.500%, 05/15/19 (e)	6,770
492	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	494

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,500	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,642
5,800	Samson Investment Co., 10.000%, 02/15/20 (e)	6,148
4,425	SandRidge Energy, Inc., 7.500%, 03/15/21	4,381
91	SBA Telecommunications, Inc., 5.750%, 07/15/20	93
3,150	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	3,308
	Sealed Air Corp.,
433	5.250%, 04/01/23 (e)	421
600	6.500%, 12/01/20 (e)	648
4,785	8.375%, 09/15/21 (e)	5,431
500	Sears Holdings Corp., 6.625%, 10/15/18	484
562	SemGroup LP, 7.500%, 06/15/21 (e)	569
645	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	642
1,600	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,712
7,453	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	7,900
	Service Corp. International,
176	5.375%, 01/15/22 (e)	177
680	6.750%, 04/01/16	741
2,842	7.000%, 05/15/19	3,059
2,000	7.500%, 04/01/27	2,180
250	7.625%, 10/01/18	287
805	8.000%, 11/15/21	939
850	SESI LLC, 7.125%, 12/15/21	927
408	Shearer’s Foods LLC/Chip Fin Corp., 9.000%, 11/01/19 (e)	436
1,178	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,166
	Sinclair Television Group, Inc.,
2,829	5.375%, 04/01/21	2,765
2,380	6.125%, 10/01/22	2,404
435	8.375%, 10/15/18	471
	Sirius XM Radio, Inc.,
347	4.250%, 05/15/20 (e)	323
347	4.625%, 05/15/23 (e)	319
165	5.250%, 08/15/22 (e)	160
1,000	5.750%, 08/01/21 (e)	1,000
	Sitel LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	709
805	11.500%, 04/01/18	652
645	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	630
440	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	458
	SM Energy Co.,
960	5.000%, 01/15/24 (e)	936
1,425	6.500%, 11/15/21	1,510
400	6.500%, 01/01/23	424
2,093	6.625%, 02/15/19	2,219
2,775	Smithfield Foods, Inc., 7.750%, 07/01/17	3,132
933	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	998
	Spectrum Brands, Inc.,
1,775	6.750%, 03/15/20	1,912
4,945	9.500%, 06/15/18	5,452
585	Speedway Motorsports, Inc., 6.750%, 02/01/19	617
	Sprint Capital Corp.,
1,059	6.900%, 05/01/19	1,120
15,404	8.750%, 03/15/32	16,251
	Sprint Communications, Inc.,
1,115	6.000%, 12/01/16	1,185
2,300	6.000%, 11/15/22	2,214
1,750	7.000%, 03/01/20 (e)	1,907
4,335	7.000%, 08/15/20	4,568
350	8.375%, 08/15/17	395
14,845	9.000%, 11/15/18 (e)	17,591
305	11.500%, 11/15/21	406
505	SquareTwo Financial Corp., 11.625%, 04/01/17	520
	Standard Pacific Corp.,
375	8.375%, 05/15/18	434
760	8.375%, 01/15/21	876
319	10.750%, 09/15/16	384
1,025	Station Casinos LLC, 7.500%, 03/01/21	1,071
	Steel Dynamics, Inc.,
640	5.250%, 04/15/23 (e)	627
330	6.125%, 08/15/19 (e)	348
330	6.375%, 08/15/22 (e)	347
850	7.625%, 03/15/20	917
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	101
1,337	Stone Energy Corp., 7.500%, 11/15/22	1,411
155	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 08/01/21	167

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
180	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.375%, 06/01/21 (e)	172
391	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	399
1,000	SunEdison, Inc., 7.750%, 04/01/19	965
	SunGard Data Systems, Inc.,
994	6.625%, 11/01/19	1,031
2,750	7.375%, 11/15/18	2,915
1,401	7.625%, 11/15/20	1,520
1,906	SUPERVALU, Inc., 8.000%, 05/01/16	2,104
	Swift Energy Co.,
450	7.125%, 06/01/17	457
1,176	7.875%, 03/01/22	1,164
929	8.875%, 01/15/20	973
772	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	753
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23 (e)	837
218	6.375%, 08/01/22	231
655	6.875%, 02/01/21	703
116	7.875%, 10/15/18	125
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
557	5.250%, 04/15/21 (e)	536
397	7.750%, 04/15/20 (e)	435
	Tenet Healthcare Corp.,
571	4.500%, 04/01/21 (e)	533
5,075	4.750%, 06/01/20	4,872
510	6.250%, 11/01/18	546
9,398	8.000%, 08/01/20	9,985
2,813	9.250%, 02/01/15	3,066
	Terex Corp.,
3,435	6.000%, 05/15/21	3,521
2,200	6.500%, 04/01/20	2,310
275	Tesoro Corp., 5.375%, 10/01/22	272
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,068	5.875%, 10/01/20 (e)	1,079
1,000	6.125%, 10/15/21 (e)	1,006
1,150	Titan International, Inc., 7.875%, 10/01/17 (e)	1,222
	Toll Brothers Finance Corp.,
725	4.375%, 04/15/23	689
396	5.875%, 02/15/22	414
1,170	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	1,290
360	Tops Holding II Corp., PIK, 9.500%, 06/15/18 (e)	359
1,300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	1,323
	TransDigm, Inc.,
480	5.500%, 10/15/20 (e)	469
500	7.750%, 12/15/18	533
548	TransUnion Holding Co., Inc., PIK, 8.875%, 06/15/18 (e)	586
	Triumph Group, Inc.,
150	8.000%, 11/15/17	157
35	8.625%, 07/15/18	38
1,665	Tronox Finance LLC, 6.375%, 08/15/20 (e)	1,594
1,995	Tutor Perini Corp., 7.625%, 11/01/18	2,095
162	U.S. Airways 2012-2 Class A Pass-Through Trust, 4.625%, 06/03/25	159
330	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	315
1,755	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	1,711
19	U.S. Concrete, Inc., 9.500%, 10/01/15	19
519	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	545
182	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	204
5,945	UBS Preferred Funding Trust V, VAR, 6.243%, 05/15/16 (x)	6,287
2,100	UCI International, Inc., 8.625%, 02/15/19	2,153
425	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	431
3,430	Unit Corp., 6.625%, 05/15/21	3,567
	United Rentals North America, Inc.,
274	5.750%, 07/15/18	293
1,700	6.125%, 06/15/23	1,766
435	7.375%, 05/15/20	480
6,132	7.625%, 04/15/22	6,837
5,355	8.250%, 02/01/21	5,984
2,725	8.375%, 09/15/20	3,004
235	9.250%, 12/15/19	265
472	United States Steel Corp., 7.375%, 04/01/20	479
4,112	United Surgical Partners International, Inc., 9.000%, 04/01/20	4,554

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Univision Communications, Inc.,
600	5.125%, 05/15/23 (e)	588
4,210	6.750%, 09/15/22 (e)	4,526
750	7.875%, 11/01/20 (e)	823
750	8.500%, 05/15/21 (e)	825
1,000	US Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	40
1,870	Vail Resorts, Inc., 6.500%, 05/01/19	1,987
970	Valassis Communications, Inc., 6.625%, 02/01/21	936
	Valeant Pharmaceuticals International,
3,355	6.375%, 10/15/20 (e)	3,464
1,000	6.500%, 07/15/16 (e)	1,035
2,765	6.750%, 10/01/17 (e)	2,917
2,800	6.750%, 08/15/21 (e)	2,898
5,000	7.000%, 10/01/20 (e)	5,300
500	7.250%, 07/15/22 (e)	531
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
1,398	7.750%, 02/01/19	1,501
2,120	8.000%, 02/01/18	2,250
660	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	685
471	Viasystems, Inc., 7.875%, 05/01/19 (e)	504
1,200	Victor Technologies Group, Inc., 9.000%, 12/15/17	1,296
2,835	Visteon Corp., 6.750%, 04/15/19	3,026
	Vulcan Materials Co.,
355	6.500%, 12/01/16	388
3,031	7.500%, 06/15/21	3,432
	VWR Funding, Inc.,
1,130	7.250%, 09/15/17	1,181
150	10.750%, 06/30/17 (e)	151
2,380	W&T Offshore, Inc., 8.500%, 06/15/19	2,517
13,185	Wachovia Capital Trust III, VAR, 5.570%, 09/03/13 (x)	12,888
535	WCI Communities, Inc., 6.875%, 08/15/21 (e)	535
2,451	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,555
41,265	Wells Fargo & Co., VAR, 7.980%, 03/15/18 (x)	46,320
386	Western Refining, Inc., 6.250%, 04/01/21	380
352	WEX, Inc., 4.750%, 02/01/23 (e)	331
1,008	Weyerhaeuser Co., 8.500%, 01/15/25	1,293
	Windstream Corp.,
307	6.375%, 08/01/23	292
624	7.750%, 10/15/20	664
4,290	7.750%, 10/01/21	4,569
4,575	8.125%, 09/01/18	4,872
993	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	1,038
795	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	890
	WPX Energy, Inc.,
835	5.250%, 01/15/17	883
8,135	6.000%, 01/15/22	8,277
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
500	5.375%, 03/15/22	510
600	7.750%, 08/15/20	675
	Zayo Group LLC/Zayo Capital, Inc.,
550	8.125%, 01/01/20	605
1,710	10.125%, 07/01/20	1,954

		1,946,070

	Venezuela — 0.1%
9,980	Petroleos de Venezuela S.A., Reg. S., 8.500%, 11/02/17	9,151

	Total Corporate Bonds (Cost $2,221,779)	2,255,448

Foreign Government Securities — 3.9%
	Argentina — 0.1%
738	City of Buenos Aires, Reg. S., 12.500%, 04/06/15	738
	Provincia de Buenos Aires,
5,349	Reg. S., 10.875%, 01/26/21	3,826
1,850	Reg. S., 11.750%, 10/05/15	1,637
1,680	Republic of Argentina, 8.280%, 12/31/33	1,016

		7,217

	Aruba — 0.1%
6,940	Government of Aruba, 4.625%, 09/14/23 (e)	6,593

	Brazil — 0.4%
	Citigroup, Inc., CLN, 0.000%, 01/03/17 (linked to Federal Republic of Brazil, 0.000%, 01/01/17; credit rating BBB),
10,805	Reg. S., VAR, 0.000%, 01/03/17 (i)	8,214
5,791	Reg. S., VAR, 0.000%, 01/03/17 (i)	4,427

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Brazil — Continued
1,430	Citigroup, Inc., CLN, 10.000%, 01/03/17 (linked to Federal Republic of Brazil, 10.000%, 01/03/17; credit rating BBB) (e) (i)	1,122
11,000	Federal Republic of Brazil, 11.000%, 08/17/40	13,062

		26,825

	Costa Rica — 0.2%
10,250	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	13,427

	Croatia — 0.0% (g)
1,000	Republic of Croatia, Reg. S., 6.250%, 04/27/17	1,065

	Dominican Republic — 0.2%
	Government of Dominican Republic,
4,000	9.040%, 01/23/18 (e)	4,360
11,921	Reg. S., 9.040%, 01/23/18	12,994

		17,354

	El Salvador — 0.1%
4,180	Republic of El Salvador, Reg. S., 7.750%, 01/24/23	4,598

	Germany — 0.0% (g)
EUR 1,500	Federal Republic of Germany, 1.750%, 07/04/22	2,037

	Ghana — 0.2%
4,690	Citigroup, Inc., CLN, 23.000%, 08/27/17 (linked to Republic of Ghana 5-Year Bond, 23.000%, 08/21/17; credit rating B) (e) (i)	3,582
8,050	Republic of Ghana, Reg. S., 8.500%, 10/04/17	8,795
1,370	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B), 21.000%, 10/28/15 (e) (i)	1,191

		13,568

	Hungary — 0.2%
	Republic of Hungary,
3,324	6.375%, 03/29/21	3,469
12,892	7.625%, 03/29/41	13,601

		17,070

	Indonesia — 0.3%
	Republic of Indonesia,
18,242	Reg. S., 11.625%, 03/04/19	25,037

	Iraq — 0.2%
18,125	Republic of Iraq, Reg. S., 5.800%, 01/15/28	15,361

	Italy — 0.2%
	Republic of Italy,
EUR 4,000	4.250%, 03/01/20	5,486
EUR 4,400	4.500%, 05/01/23	5,916
EUR 2,300	4.750%, 08/01/23 (e)	3,171
EUR 2,900	4.750%, 09/01/28 (e)	3,873

		18,446

	Kenya — 0.0% (g)
750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya, 0.000%, 11/15/32; credit rating B+) (i)	757

	Nigeria — 0.1%
6,100	Citigroup, Inc., CLN, 16.390%, 01/31/22 (linked to Republic of Nigeria Treasury 10-Year Bond, 16.390%, 01/27/22; credit rating BB-) (e) (i)	5,631

	Philippines — 0.2%
7,940	Republic of Philippines, 10.625%, 03/16/25	12,347

	Poland — 0.0% (g)
800	Republic of Poland, 6.375%, 07/15/19	937

	Portugal — 0.0% (g)
	Portugal Obrigacoes do Tesouro OT,
EUR 1,800	3.350%, 10/15/15 (e)	2,348
EUR 1,500	4.350%, 10/16/17 (e)	1,903

		4,251

	Romania — 0.3%
	Republic of Romania,
20,800	6.750%, 02/07/22 (e)	23,374

	Russia — 0.3%
13,490	Russian Federation, Reg. S., 12.750%, 06/24/28	23,473

	Serbia — 0.2%
15,240	Republic of Serbia, Reg. S., 7.250%, 09/28/21	15,469

	Spain — 0.2%
	Kingdom of Spain,
EUR 4,500	4.000%, 04/30/20	5,966
EUR 1,400	4.100%, 07/30/18	1,922

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Spain — Continued
EUR 4,250		4.850%, 10/31/20	5,892

			13,780

		Sri Lanka — 0.0% (g)
1,160		Republic of Sri Lanka, Reg. S., 5.875%, 07/25/22	1,128

		Ukraine — 0.1%
		Republic of Ukraine,
4,390		9.250%, 07/24/17 (e)	4,390
490		Reg. S., 7.800%, 11/28/22	439

			4,829

		Uruguay — 0.1%
		Republic of Uruguay,
2,080		7.625%, 03/21/36	2,704
1,230		8.000%, 11/18/22	1,587

			4,291

		Venezuela — 0.2%
		Republic of Venezuela,
3,750		7.650%, 04/21/25	2,850
10,630		Reg. S., 12.750%, 08/23/22	10,816

			13,666

		Total Foreign Government Securities (Cost $300,342)	292,531

Loan Assignments — 1.0%
		United States — 1.0%
864		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	881
188		Alon USA Partners, LP, MLP Term Loans, VAR, 9.250%, 11/13/18	195
		Altice Financing S.A., Term Loan,
145		VAR, 5.500%, 07/15/19	142
69		VAR, 5.500%, 07/15/19	68
349		VAR, 5.500%, 07/15/19	342
450		American Casino & Entertainment, 2nd Lien Term Loan, VAR, 9.500%, 12/15/20	450
650		American Casino, 1st Lien Term Loan B, VAR, 5.500%, 06/15/20	651
		Aot Holdings, 1st Lien Senior Secured Term Loan,
447		VAR, 5.000%, 10/01/19	450
324		VAR, 5.000%, 10/01/19	326
228		VAR, 5.000%, 10/01/19	229
43		VAR, 5.000%, 10/01/19	43
43		VAR, 5.000%, 10/01/19	43
40		VAR, 5.000%, 10/01/19	41
		Aptalis Pharma, Inc., Term Loan,
1,163		VAR, 5.500%, 02/10/17	1,165
125		VAR, 5.500%, 02/10/17	126
1,262		Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	1,251
		Attachmate Corp., 1st Lien Term Loan,
26		VAR, 7.250%, 11/22/17	27
898		VAR, 7.250%, 11/22/17	907
—	(h)	VAR, 8.000%, 11/22/17	—	(h)
		Autoparts Holding Ltd., Term Loan,
40		VAR, 6.500%, 07/29/17	39
79		VAR, 6.500%, 07/29/17	77
615		Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.773%, 10/26/17	539
398		Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	373
276		AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	279
		Barrington Broadcasting, Tranche 2 Term Loan,
228		VAR, 7.500%, 06/14/17	228
38		VAR, 7.500%, 06/14/17	38
4,251		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.440%, 01/28/18	3,765
350		Carestream Health, Inc., Term Loan, VAR, 5.000%, 06/07/19	352
247		Catalent Pharma Solutions, Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	248
243		Catalent Pharma Solutions, Extended Dollar Term - 1 Loan, VAR, 3.686%, 09/15/16	243
480		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	484
389		CDW Corp., Term Loan, VAR, 3.500%, 04/29/20	387
186		Ceridian Corp., Extended U.S. Term Loan, VAR, 5.942%, 05/09/17	187
1,481		Chrysler, Term Loan B, VAR, 4.250%, 05/24/17	1,503
3,949		Clear Channel Communications, Inc., Term Loan B, VAR, 3.836%, 01/29/16 ^	3,686
2,607		Clear Channel Communications, Inc., Term Loan D, VAR, 6.936%, 01/23/19 ^	2,407
1,213		Cricket Communications, Term Loan C, VAR, 4.750%, 03/08/20	1,222
311		Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	314

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	United States — Continued
943	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	952
647	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	647
	Entercom Radio LLC, Term Loan,
220	VAR, 5.000%, 11/23/18	222
15	VAR, 5.000%, 11/23/18	15
2	VAR, 6.000%, 11/23/18	2
446	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	447
1,400	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.191%, 03/23/18	1,397
734	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	740
683	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	690
400	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	417
	Gymboree Corp., Initial Term Loan (A & R),
2,473	VAR, 5.000%, 02/23/18	2,394
66	VAR, 5.000%, 02/23/18	64
	High Liner Foods, Inc., Term Loan,
255	VAR, 4.750%, 12/19/17	255
6	VAR, 4.750%, 12/19/17	6
2,400	Hilton Mezzanine, B Loan, VAR, 3.758%, 11/12/15 ^	2,367
282	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	283
700	Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	709
	Integra Telecom Holdings, Term Loan,
120	VAR, 5.250%, 02/22/19	122
121	VAR, 5.250%, 02/22/19	122
477	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	478
	Intrawest, 1st Lien Term Loan,
424	VAR, 7.000%, 12/04/17	430
222	VAR, 7.000%, 12/04/17	225
290	inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	285
2,250	J.C. Penney, Term Loan, VAR, 6.000%, 05/22/18	2,262
334	Jacobs Entertainment, Tranche B Loan, VAR, 6.250%, 10/29/18	334
519	McGraw Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	521
413	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	415
299	Millenium Chemicals, 2nd Lien, VAR, 6.026%, 11/15/14	300
596	Misys plc, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	600
550	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	566
889	National Mentor Holding, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	894
435	Navios Maritime Partners, Term Loan, VAR, 5.250%, 06/27/18	437
845	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	814
299	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	304
166	Ozburn-Hessey Logistics, Term Loan, VAR, 6.750%, 05/22/19	166
	R.H. Donnelley, Inc., Exit Term Loan,
643	VAR, 9.750%, 12/31/16 ^	488
628	VAR, 9.750%, 12/31/16 ^	476
977	Radio One, Term Loan, VAR, 7.500%, 03/31/16	999
100	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	101
952	Remy International, Term Loan, VAR, 4.250%, 02/28/20	958
	Reynolds Group Holdings, U.S. Term Loan,
119	VAR, 4.750%, 09/28/18	120
73	VAR, 4.750%, 09/28/18	74
139	VAR, 4.750%, 09/28/18	140
322	Rice Energy, Term Loan, VAR, 8.500%, 10/25/18	320
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	406
2,125	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,139
670	ROC Finance LLC, Term Loan, VAR, 5.000%, 04/08/19	673
	Roofing Supply Group, Term Loan,
57	VAR, 5.000%, 05/31/19	57
67	VAR, 5.000%, 05/31/19	67
1,421	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	1,439
1,217	Sabine Oil & Gas, Term Loan, VAR, 8.750%, 12/31/18	1,230

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
		United States — Continued
500		Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	498
277		Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	278
333		St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	333
566		Stallion Oilfield, Term Loan B, VAR, 8.000%, 06/19/18	564
350		State Class Tankers, Term Loan B, VAR, 6.750%, 06/20/20 ^	352
		Station Casinos, Term Loan,
1,247		VAR, 5.000%, 03/01/20	1,258
—	(h)	VAR, 5.000%, 03/01/20	—	(h)
644		Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	646
3,266		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	3,291
		Syniverse Holdings, Inc., Initial Term Loan,
988		VAR, 5.000%, 04/23/19	992
3		VAR, 5.000%, 04/23/19	2
529		Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	530
		Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
1,492		VAR, 4.695%, 10/10/17	1,046
730		VAR, 4.775%, 10/10/17	512
		Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
821		VAR, 3.695%, 10/10/14	582
402		VAR, 3.775%, 10/10/14	285
		Tronox, Term Loan,
186		VAR, 4.500%, 03/19/20	188
163		VAR, 4.500%, 03/19/20	165
975		UCI International, Term Loan, VAR, 5.500%, 07/26/17	978
		Univision Communications, 1st Lien Term Loan,
449		VAR, 4.000%, 05/22/20	448
2,497		VAR, 4.500%, 03/01/20	2,506
596		Vanguard Health Systems, Term Loan B, VAR, 3.750%, 01/29/16	596
754		Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	13
2,871		Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	2,804
1,542		Wabash, Initial Term Loan, VAR, 4.500%, 05/08/19	1,554
992		Walter Investments Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	998
771		Wild Horse Resources, Term Loan, VAR, 7.500%, 12/13/18	769
500		WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	501

		Total Loan Assignments (Cost $77,302)	76,966

SHARES
Preferred Stocks — 2.9%
		Brazil — 0.1%
492		Banco Bradesco S.A. (Preference Shares) (m)	5,993

		Cayman Islands — 0.0% (g)
3		XLIT Ltd., Series D, VAR, 3.388%, 10/29/49 (a)	2,251

		Germany — 0.2%
391		ProSiebenSat.1 Media AG (Preference Shares) (m)	16,017

		Luxembourg — 0.1%
300		ArcelorMittal, 6.000%, 01/15/16 (a)	6,283

		United Kingdom — 0.0% (g)
98		AngloGold Ashanti Holdings Finance plc, 6.000%, 09/15/13 (a)	1,568

		United States — 2.5%
5		Ally Financial, Inc., 7.000%, 09/03/13 ($1,000 par value) (a) (e) @	5,440
7		Bank of America Corp., Series L, 7.250%, 12/31/49 (a) @	8,328
584		Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) (a) @	13,014
69		BB&T Corp., Series E, 5.625%, 08/01/17 ($25 par value) (a) @	1,608
476		BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) (a) @	10,839
117		Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) (a) @	2,849
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40 (a)	165
310		Cliffs Natural Resources, Inc., 7.000%, 02/01/16 (a)	5,863
—	(h)	Constar International, Inc. (Preference Shares), Class A (a) (i)	—
562		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	14,032

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
		United States — Continued
18		Dominion Resources, Inc., Series A, 6.125%, 04/01/16	917
18		Dominion Resources, Inc., Series B, 6.000%, 07/01/16 (a)	917
325		Duke Energy Corp., 5.125%, 01/15/73 (a)	7,502
—	(h)	Eurofresh, Inc., ADR, PIK, 11/18/16 (i) ††	—
141		General Motors Co., Series B, 4.750%, 12/01/13	7,042
12		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 (a)	319
566		Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($25 par value) (a) @	13,685
445		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 (a) @	10,544
113		Goodyear Tire & Rubber Co. (The), 5.875%, 04/01/14 (a)	6,279
65		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	1,918
88		Health Care REIT, Inc., Series I, 6.500% (a) @	5,269
28		iStar Financial, Inc., Series J, 4.500%, 03/15/18 ($50 par value) (a) @	1,502
1		Lucent Technologies Capital Trust I, 7.750%, 03/15/17 (a)	1,334
185		NextEra Energy, Inc., 5.889%, 09/01/15 (a)	10,746
158		PPL Corp., 8.750%, 05/01/14 (a)	8,621
254		SCE Trust II, 5.100%, 03/15/18 ($25 par value) (a) @	5,401
682		State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) (a) @	16,236
310		U.S. Bancorp, Series H, 5.150%, 07/15/18 ($25 par value) (a) @	7,232
73		United Technologies Corp., 7.500%, 08/01/15	4,701
42		Vornado Realty Trust, Series G, 6.625%, 09/03/13 ($25 par value) (a) (m) @	1,081
10		Weingarten Realty Investors, Series F, 6.500%, 09/03/13 ($25 par value) (a) (m) @	243
7		Wells Fargo & Co., 7.500%, 03/15/13 (a) @	8,043
19		Weyerhaeuser Co., Series A, 6.375%, 07/01/16 (a)	982

			182,652

		Total Preferred Stocks (Cost $224,800)	214,764

PRINCIPAL AMOUNT
Supranational — 0.1%
6,920		Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $7,118)	7,344

NUMBER OF RIGHTS
Rights — 0.0%
		Hong Kong — 0.0%
44		New World Development Co., Ltd., expiring 12/31/49 (a) (Cost $—)	—

NUMBER OF WARRANTS
Warrants — 0.0%
		United States — 0.0%
1		General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—
		Neebo, Inc.,
—	(h)	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—
1		expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

		Total Warrants (Cost $— (h))	—

SHARES
Short-Term Investment — 1.1%
		Investment Company — 1.1%
84,310		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $84,310)	84,310

		Total Investments — 99.1% (Cost $7,087,023)	7,368,800
		Other Assets in Excess of Liabilities — 0.9%	66,199

		NET ASSETS — 100.0%	$7,434,999

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classification as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.2%
Commercial Banks	7.3
Real Estate Investment Trusts (REITs)	5.9
Asset-Backed Securities	5.4
Non-Agency CMO	4.9
Pharmaceuticals	4.3
Diversified Telecommunication Services	4.2
Media	4.2
Insurance	4.1
Foreign Government Securities	4.0
Diversified Financial Services	3.9
Hotels, Restaurants & Leisure	2.7
Wireless Telecommunication Services	2.3
Electric Utilities	2.2
Chemicals	2.0
Metals & Mining	1.9
Semiconductors & Semiconductor Equipment	1.9
Automobiles	1.7
Health Care Providers & Services	1.6
Food Products	1.4
Tobacco	1.4
Capital Markets	1.4
Communications Equipment	1.2
Specialty Retail	1.2
Multi-Utilities	1.1
Consumer Finance	1.1
Industrial Conglomerates	1.1
Food & Staples Retailing	1.1
Real Estate Management & Development	1.0
IT Services	1.0
Software	1.0
Others (each less than 1.0%)	12.2
Short-Term Investment	1.1

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
645,000	EUR	Australia and New Zealand Banking Group Limited	08/08/13	865	858	7
429,000	GBP	Westpac Banking Corp.	08/08/13	671	652	19
				1,536	1,510	26

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2013.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares, number of warrants or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2013.
^	—	All or a portion of the security is unsettled as of July 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2013.
†	—	Security is considered distressed as of July 31, 2013. The coupon rate shown may differ from the coupon rate used to accrue on the position.
††	—	Security is considered distressed as of July 31, 2013. The rate at which income is accrued on the security is lower than the PIK coupon rate.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,072,708,000 and 28.1%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	427,592
Aggregate gross unrealized depreciation	(145,815)

Net unrealized appreciation/depreciation	281,777

Federal income tax cost of investments	7,087,023

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities for the Fund at July 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented by country on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$163,226		$—		$163,226
Belgium	—	23,324		—		23,324
Bermuda	3,536	—		—		3,536
Brazil	101,057	—		—		101,057
Canada	72,787	—		—		72,787
China	—	105,402		—		105,402
Denmark	—	30,031		—		30,031
Finland	—	3,938		—		3,938
France	—	194,656		—		194,656
Germany	—	91,913		—		91,913
Hong Kong	—	95,934		—		95,934
India	—	7,473		—		7,473
Indonesia	—	15,375		—		15,375
Ireland	2,659	—		—		2,659
Italy	—	50,602		—		50,602
Japan	—	266,275		—		266,275
Kazakhstan	—	3,991		—		3,991
Malaysia	—	4,116		—		4,116
Mexico	9,694	—		—		9,694
Netherlands	—	107,553		—		107,553
Norway	—	26,664		—		26,664
Philippines	7,882	—		—		7,882
Poland	—	15,947		—		15,947
Qatar	—	9,109		—		9,109
Russia	10,260	32,572		—		42,832
Singapore	—	96,089		—		96,089
South Africa	—	84,697		—		84,697
South Korea	11,156	24,328		—		35,484
Sweden	—	57,482		—		57,482
Switzerland	—	133,945		—		133,945
Taiwan	11,613	90,964		—		102,577
Thailand	—	21,626		—		21,626
Turkey	—	36,106		—		36,106
United Kingdom	—	263,353		—		263,353
United States	1,171,401	—		1,798		1,173,199

Total Common Stocks	1,402,045	2,056,691		1,798		3,460,534

Preferred Stocks
Brazil	5,993	—		—		5,993
Cayman Islands	—	2,251		—		2,251
Germany	—	16,017		—		16,017
Luxembourg	6,283	—		—		6,283
United Kingdom	1,568	—		—		1,568
United States	175,710	6,942		—	(a)	182,652

Total Preferred Stocks	189,554	25,210		—	(a)	214,764

Debt Securities
Asset-Backed Securities	—	—		399,944		399,944
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	356,957		3,294		360,251
Commercial Mortgage-Backed Security	—	—	(b)	—		—	(b)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Bonds
Australia	$—	$12,637	$—	$12,637
Austria	—	7,621	—	7,621
Belgium	—	3,118	—	3,118
Bermuda	—	4,432	—	4,432
Canada	—	5,324	2,456	7,780
Cayman Islands	—	13,579	—	13,579
Cyprus	—	8,015	—	8,015
France	—	16,375	—	16,375
India	—	24,238	—	24,238
Italy	—	1,678	—	1,678
Luxembourg	—	10,453	—	10,453
Netherlands	—	6,666	—	6,666
South Africa	—	3,517	—	3,517
Spain	—	2,683	—	2,683
United Arab Emirates	—	3,488	—	3,488
United Kingdom	—	9,466	—	9,466
United States	—	80,634	328	80,962

Total Convertible Bonds	—	213,924	2,784	216,708

Corporate Bonds
Australia	—	14,620	—	14,620
Austria	—	546	—	546
Azerbaijan	—	4,764	—	4,764
Bahamas	—	1,606	—	1,606
Bermuda	—	9,987	—	9,987
Canada	—	43,735	1	43,736
Cayman Islands	—	12,618	—	12,618
Chile	—	1,776	—	1,776
Costa Rica	—	845	—	845
Croatia	—	2,533	—	2,533
Dominican Republic	—	5,425	—	5,425
Finland	—	1,736	—	1,736
France	—	9,828	—	9,828
Georgia	—	9,713	—	9,713
Germany	—	3,130	—	3,130
Indonesia	—	3,990	—	3,990
Ireland	—	15,784	—	15,784
Japan	—	3,361	—	3,361
Kazakhstan	—	16,363	—	16,363
Liberia	—	317	—	317
Luxembourg	—	74,992	—	74,992
Mexico	—	5,272	—	5,272
Netherlands	—	26,690	—	26,690
Nigeria	—	1,194	—	1,194
Norway	—	1,198	—	1,198
Singapore	—	473	—	473
Spain	—	2,315	—	2,315
Sweden	—	744	—	744
United Kingdom	—	24,671	—	24,671
United States	—	1,932,652	13,418	1,946,070
Venezuela	—	9,151	—	9,151

Total Corporate Bonds	—	2,242,029	13,419	2,255,448

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—		$267,607	$24,924		$292,531
Supranational	—		7,344	—		7,344
Loan Assignments
United States	—		76,953	13		76,966
Right
United States	—	(a)	—	—		—	(a)
Warrants
United States	—		—	—	(a)	—	(a)
Short-Term Investment
Investment Company	84,310		—	—		84,310

Total Investments in Securities	$1,675,909		$5,246,715	$446,176		$7,368,800

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$26	$—		$26

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2013.

	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/13
Investments in Securities
Asset-Backed Securities -United States	$—		$(409)	$9,396	$1,580	$213,401	$(47,356)	$223,332	$—	$399,944
Collateralized Mortgage Obligations-Non-Agency - United States	—		(4)	285	21	—	(431)	3,423	—	3,294
Common Stocks - United States	68		—	(1,928)	—	4,015	(357)	—	—	1,798
Convertible Bonds - Canada	—		—	114	—	2,342	—	—	—	2,456
Convertible Bonds - United States	233		—	70	—	25	—	—	—	328
Corporate Bonds - Canada	—		— (b)	— (b)	—	—	— (b)	1	—	1
Corporate Bonds - United States	9,932		(255)	(165)	(27)	5,762	(1,100)	—	(729)	13,418
Foreign Government Securities	22,363		—	(4,225)	—	12,662	(1,249)	10,218	(14,845)	24,924
Loan Assignments - United States	211		222	(198)	—	—	(222)	—	—	13
Preferred Stocks - United States	12		—	(12)	—	—	—	—	—	—	(a)
Warrants - United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$32,819		$(446)	$3,337	$1,574	$238,207	$(50,715)	$236,974	$(15,574)	$446,176

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $3,337,000.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 7/31/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,604		Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.80x (5.00x)
				Discount for lack of marketability (b)	10% - 30% (10.00%)
	93		Issuance Price	Percent of Par	100% (N/A)
	6		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	20		Consensus Broker Pricing	Median Offered quote	$6.00 (N/A)

Common Stock	1,723

	0		Discounted Cash Flow	Discount for lack of marketability (b)	17.5% (N/A)
				Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0

	300		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.77x)
				Discount for lack of marketability (b)	25% - 30% (25.00%)
	0		Terms of Plan of Reorganization	Probability of Default	100% (N/A)
	69		Discounted Cash Flow	Discount rate	15.62% (N/A)

Corporate Bond	369

	398,325		Discounted Cash Flow	Constant Prepayment Rate	0% - 21.26% (3.21%)
				Constant Default Rate	0% - 55.00% (22.87%)
				Yield (Discount Rate of Cash Flows)	(6.98%) - 18.24% (5.17%)

Asset-Backed Securities	398,325

Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$400,417

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At 7/31/13, the value of these securities was approximately $45,759,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 101.0%
Consumer Discretionary — 10.3%
		Auto Components — 1.3%
16		Balkrishna Industries Ltd.	55
—	(h)	Bosch Ltd.	72

			127

		Automobiles — 6.9%
20		Mahindra & Mahindra Ltd.	294
5		Maruti Suzuki India Ltd.	101
59		Tata Motors Ltd.	284

			679

		Hotels, Restaurants & Leisure — 0.5%
60		EIH Ltd.	46

		Media — 1.6%
23		DB Corp., Ltd.	96
70		Navneet Publications India Ltd.	66

			162

		Total Consumer Discretionary	1,014

Consumer Staples — 7.1%
		Food Products — 0.7%
123		Balrampur Chini Mills Ltd.	73

		Tobacco — 6.4%
112		ITC Ltd.	630

		Total Consumer Staples	703

Energy — 7.7%
		Oil, Gas & Consumable Fuels — 7.7%
14		Bharat Petroleum Corp., Ltd. (a)	74
15		Great Eastern Shipping Co., Ltd. (The)	56
44		Reliance Industries Ltd.	635

		Total Energy	765

Financials — 33.6%
		Capital Markets — 0.5%
36		Motilal Oswal Financial Services Ltd.	47

		Commercial Banks — 12.0%
76		HDFC Bank Ltd.	759
49		IndusInd Bank Ltd.	310
13		ING Vysya Bank Ltd.	118

			1,187

		Consumer Finance — 3.2%
66		Mahindra & Mahindra Financial Services Ltd.	254
6		Shriram Transport Finance Co., Ltd.	61

			315

		Diversified Financial Services — 6.3%
176		IDFC Ltd.	317
29		Kotak Mahindra Bank Ltd.	307

			624

		Real Estate Management & Development — 1.8%
11		Godrej Properties Ltd.	88
25		Oberoi Realty Ltd.	83

			171

		Thrifts & Mortgage Finance — 9.8%
46		Gruh Finance Ltd.	159
61		Housing Development Finance Corp.	810

			969

		Total Financials	3,313

Health Care — 8.7%
		Life Sciences Tools & Services — 1.2%
8		Divi’s Laboratories Ltd.	123

		Pharmaceuticals — 7.5%
6		Dr Reddy’s Laboratories Ltd.	224
7		Lupin Ltd.	103
45		Sun Pharmaceutical Industries Ltd.	415

			742

		Total Health Care	865

Industrials — 3.6%
		Air Freight & Logistics — 0.4%
44		Transport Corp of India Ltd.	37

		Electrical Equipment — 0.9%
33		Bharat Heavy Electricals Ltd.	87

		Machinery — 1.3%
146		Ashok Leyland Ltd.	33
14		Cummins India Ltd.	97

			130

		Transportation Infrastructure — 1.0%
129		Gujarat Pipavav Port Ltd. (a)	101

		Total Industrials	355

Information Technology — 15.5%
		IT Services — 15.5%
15		Infosys Ltd.	753
4		Infosys Ltd., ADR	186
15		Tata Consultancy Services Ltd.	440
21		Wipro Ltd.	149

		Total Information Technology	1,528

Materials — 11.3%
		Chemicals — 1.4%
32		Godrej Industries Ltd.	140

		Construction Materials — 9.9%
14		ACC Ltd.	278
94		Ambuja Cements Ltd.	260
3		Grasim Industries Ltd.	133
129		HeidelbergCement India Ltd. (a)	73
35		JK Lakshmi Cement Ltd.	35
1		Shree Cement Ltd.	66

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction Materials — Continued
4	Ultratech Cement Ltd.	131

		976

	Total Materials	1,116

Telecommunication Services — 1.9%
	Wireless Telecommunication Services — 1.9%
31	Bharti Airtel Ltd.	175
3	Idea Cellular Ltd. (a)	10

	Total Telecommunication Services	185

Utilities — 1.3%
	Independent Power Producers & Energy Traders — 1.3%
58	NTPC Ltd.	125

	Total Investments — 101.0% (Cost $10,778)	9,969
	Liabilities in Excess of Other Assets — (1.0)%	(99)

	NET ASSETS — 100.0%	$9,870

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $9,783,000 and 98.1%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$791
Aggregate gross unrealized depreciation	(1,600)

Net unrealized appreciation/depreciation	$(809)

Federal income tax cost of investments	$10,778

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$186	$9,783	$—	$9,969

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of certain ADRs, the report values of which are evaluated prices. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 4.2%
		Australia — 0.5%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	3,861

		Netherlands — 2.2%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	23
EUR	5,700	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	7,768
EUR	2,351	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	3,203
GBP	4,500	Nederlandse Waterschapsbank N.V., 2.125%, 09/07/16 (m)	7,073

			18,067

		United Kingdom — 1.5%
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	77
EUR	50	Lloyds TSB Bank plc, 6.250%, 04/15/14 (m)	69
		Network Rail Infrastructure Finance plc,
GBP	2,700	1.250%, 01/22/15 (m)	4,150
GBP	4,500	4.875%, 11/27/15 (m)	7,512

			11,808

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	72
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	41
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	79
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	13
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	35
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	75

			315

		Total Corporate Bonds (Cost $33,861)	34,051

Foreign Government Securities — 59.3%
		Australia — 0.0% (g)
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	251

		Austria — 0.0% (g)
EUR	35	Republic of Austria, 4.350%, 03/15/19 (e) (m)	55

		Brazil — 4.0%
BRL	75,800	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (m)	32,316

		Canada — 21.0%
		Government of Canada,
CAD	100,400	1.500%, 11/01/13 (m)	97,855
CAD	72,500	2.500%, 09/01/13 (m)	70,668
CAD	15	3.750%, 06/01/19 (m)	16
CAD	70	4.000%, 06/01/16 (m)	73

			168,612

		Denmark — 2.5%
EUR	14,000	Kingdom of Denmark, 2.750%, 03/16/16 (m)	19,787

		Finland — 3.9%
EUR	14,000	Finland Government Bond, 4.250%, 07/04/15 (m)	20,076
GBP	7,350	Kingdom of Finland, 0.556%, 02/25/16 (m)	11,189

			31,265

		France — 1.6%
		Caisse d’Amortissement de la Dette Sociale,
GBP	4,500	2.250%, 12/07/15 (m)	7,072
EUR	50	3.625%, 04/25/15 (m)	70
GBP	3,545	3.750%, 09/08/14 (m)	5,571

			12,713

		Germany — 1.7%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	92
EUR	50	4.250%, 07/04/18 (m)	78
		Kreditanstalt fuer Wiederaufbau,
EUR	10,000	1.875%, 11/16/15 (m)	13,779
EUR	25	3.875%, 01/21/19 (m)	38
EUR	30	4.125%, 07/04/17 (m)	45

			14,032

		Indonesia — 1.2%
IDR	95,160,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	9,595

		Malaysia — 1.9%
		Malaysia Government Bond,
MYR	20,900	3.741%, 02/27/15 (m)	6,489
MYR	27,400	4.160%, 07/15/21 (m)	8,533

			15,022

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Mexico — 12.3%
		United Mexican States,
MXN	420,100	8.000%, 12/19/13 (m)	33,376
MXN	389,900	8.000%, 12/17/15 (m)	33,124
MXN	389,500	9.500%, 12/18/14 (m)	32,679

			99,179

		Netherlands — 4.8%
		Bank Nederlandse Gemeenten,
JPY	1,200,000	1.850%, 11/07/16 (m)	12,904
GBP	4,500	2.375%, 12/23/15 (m)	7,105
EUR	3,500	3.375%, 06/01/15 (m)	4,909
AUD	5,750	5.625%, 02/16/17 (m)	5,504
AUD	6,550	6.250%, 11/12/13 (m)	5,931
AUD	2,313	6.250%, 01/20/14 (m)	2,104

			38,457

		Norway — 1.1%
		Kommunalbanken A.S.,
GBP	2,700	1.375%, 12/23/15 (m)	4,170
AUD	4,650	6.000%, 03/16/15 (m)	4,361

			8,531

		Philippines — 1.8%
PHP	533,000	Philippine Government Bond, 6.500%, 04/28/21 (m)	14,901

		Thailand — 1.5%
THB	379,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	11,944

		Total Foreign Government Securities (Cost $494,051)	476,660

Supranational — 19.8%
GBP	2,700	European Bank for Reconstruction & Development, 0.875%, 12/15/14 (m)	4,125
		European Investment Bank,
JPY	1,892,000	1.400%, 06/20/17 (m)	20,141
GBP	20,500	3.000%, 12/07/15 (m)	32,805
EUR	100	4.250%, 10/15/14 (m)	140
SEK	184,100	4.500%, 05/05/14 (m)	28,888
		European Union,
EUR	15,500	3.125%, 01/27/15 (m)	21,502
EUR	12,486	3.625%, 04/06/16 (m)	18,009
GBP	2,700	Inter-American Development Bank, 0.750%, 12/15/14 (m)	4,119
		International Bank for Reconstruction & Development,
GBP	2,700	0.875%, 12/17/14 (m)	4,126
GBP	8,800	1.250%, 12/10/13 (m)	13,419
AUD	5,282	5.130%, 07/14/15 (m)	4,907
GBP	4,300	Nordic Investment Bank, 1.625%, 12/10/13 (m)	6,565

		Total Supranational (Cost $162,921)	158,746

SHARES
Short-Term Investment — 10.0%
		Investment Company — 10.0%
	80,416	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $80,416)	80,416

		Total Investments — 93.3% (Cost $771,249)	749,873
		Other Assets in Excess of Liabilities — 6.7%	53,661

		NET ASSETS — 100.0%	$803,534

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
40,529,120	ARS	Citibank, N.A. †	08/29/13	7,184	7,157	(27)
12,720,496	BRL	Deutsche Bank AG †	08/29/13	5,618	5,542	(76)
20,231,915	CAD	Citibank, N.A.	08/29/13	19,555	19,684	129
18,624,014	CHF	BNP Paribas	08/29/13	19,746	20,129	383
4,941,277,693	CLP	State Street Bank & Trust †	08/29/13	9,771	9,575	(196)
1,372,767,640	CNY	Goldman Sachs International †	08/29/13	221,754	221,819	65
14,502,345,699	COP	State Street Bank & Trust †	08/29/13	7,653	7,630	(23)
24,568,867	EUR	Citibank, N.A.	08/29/13	32,378	32,688	310
33,940,500	EUR	HSBC Bank, N.A.	08/29/13	44,801	45,157	356
24,162,886	EUR	Union Bank of Switzerland AG	08/29/13	32,010	32,148	138
13,758,534	GBP	Citibank, N.A.	08/29/13	21,113	20,926	(187)
2,669,665	GBP	Union Bank of Switzerland AG	08/29/13	4,068	4,060	(8)
114,468,847	HKD	BNP Paribas	08/29/13	14,757	14,761	4
61,647,431,718	IDR	Deutsche Bank AG †	08/29/13	5,902	5,922	20
45,248,218	ILS	BNP Paribas	08/29/13	12,626	12,687	61
1,242,938,976	INR	Goldman Sachs International †	08/29/13	20,654	20,317	(337)
845,048,220	JPY	Citibank, N.A.	08/29/13	8,443	8,632	189
3,696,033,688	JPY	Royal Bank of Scotland	08/29/13	36,815	37,755	940
50,139,620,694	KRW	Goldman Sachs International †	08/29/13	44,597	44,682	85
91,749,227	MXN	BNP Paribas	08/29/13	7,317	7,163	(154)
89,146,787	MXN	Citibank, N.A.	08/29/13	7,053	6,960	(93)
24,141,520	MYR	Deutsche Bank AG †	08/29/13	7,467	7,426	(41)
170,744,784	PHP	Deutsche Bank AG †	08/29/13	3,961	3,939	(22)
444,334,293	RUB	Deutsche Bank AG †	08/29/13	13,605	13,405	(200)
43,493,209	SAR	Union Bank of Switzerland AG	08/29/13	11,595	11,597	2
28,806,920	SGD	Royal Bank of Scotland	08/29/13	22,733	22,668	(65)
96,821,821	THB	HSBC Bank, N.A.	08/29/13	3,104	3,088	(16)
875,555,541	TWD	Union Bank of Switzerland AG †	08/29/13	29,242	29,160	(82)
				675,522	676,677	1,155

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,434,750	ARS	Citibank, N.A. †	08/29/13	786	783	3
6,762,301	ARS	HSBC Bank, N.A. †	08/29/13	1,192	1,194	(2)
1,988,457	AUD	Deutsche Bank AG	08/29/13	1,831	1,783	48
1,652,318	AUD	Goldman Sachs International	08/29/13	1,526	1,482	44
9,707,167	AUD	TD Bank Financial Group	08/29/13	8,882	8,709	173
39,825,999	BRL	Citibank, N.A. †	08/29/13	17,661	17,350	311
5,591,998	BRL	Deutsche Bank AG †	08/29/13	2,485	2,436	49
9,467,061	BRL	HSBC Bank, N.A. †	08/29/13	4,206	4,124	82
17,683,496	CAD	Deutsche Bank AG	08/29/13	17,087	17,204	(117)
13,162,560	CAD	Goldman Sachs International	08/29/13	12,763	12,806	(43)
6,383,416	CAD	HSBC Bank, N.A.	08/29/13	6,201	6,211	(10)
41,171,597	CAD	TD Bank Financial Group	08/29/13	39,632	40,057	(425)
3,505,169	CAD	Union Bank of Switzerland AG	08/29/13	3,405	3,411	(6)
3,442,072	CHF	Deutsche Bank AG	08/29/13	3,668	3,720	(52)
1,515,363	CHF	Goldman Sachs International	08/29/13	1,618	1,638	(20)
407,548	CHF	Union Bank of Switzerland AG	08/29/13	437	441	(4)
527,989,646	CLP	Citibank, N.A. †	08/29/13	1,039	1,023	16

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
598,739,347	CLP	HSBC Bank, N.A. †	08/29/13	1,182	1,161	21
42,179,285	CNY	Citibank, N.A. †	08/29/13	6,818	6,816	2
31,070,827	CNY	Deutsche Bank AG †	08/29/13	5,021	5,021	— (h)
135,468,023	CNY	HSBC Bank, N.A. †	08/29/13	21,900	21,889	11
157,933,215	CNY	Westpac Banking Corp. †	08/29/13	25,536	25,520	16
1,486,689,698	COP	Deutsche Bank AG †	08/29/13	785	783	2
2,622,457,597	COP	HSBC Bank, N.A. †	08/29/13	1,387	1,380	7
3,034,060	EUR	Deutsche Bank AG	08/29/13	4,014	4,036	(22)
16,154,426	EUR	Goldman Sachs International	08/29/13	21,367	21,493	(126)
1,812,652	EUR	HSBC Bank, N.A.	08/29/13	2,390	2,412	(22)
43,755,149	EUR	TD Bank Financial Group	08/29/13	57,325	58,215	(890)
3,636,705	GBP	Deutsche Bank AG	08/29/13	5,584	5,531	53
3,037,030	GBP	Goldman Sachs International	08/29/13	4,661	4,619	42
72,840,161	GBP	State Street Corp.	08/29/13	111,057	110,786	271
22,040,669	HKD	Deutsche Bank AG	08/29/13	2,841	2,842	(1)
9,760,978	HKD	Goldman Sachs International	08/29/13	1,259	1,259	— (h)
10,855,858,111	IDR	Deutsche Bank AG †	08/29/13	1,032	1,043	(11)
6,007,006,275	IDR	HSBC Bank, N.A. †	08/29/13	578	577	1
50,729,049,419	IDR	Union Bank of Switzerland AG †	08/29/13	4,878	4,873	5
5,320,394	ILS	Deutsche Bank AG	08/29/13	1,489	1,492	(3)
6,251,713	ILS	Goldman Sachs International	08/29/13	1,747	1,753	(6)
112,429,317	INR	Deutsche Bank AG †	08/29/13	1,878	1,838	40
39,582,781	INR	Goldman Sachs International †	08/29/13	662	647	15
106,641,840	INR	HSBC Bank, N.A. †	08/29/13	1,782	1,743	39
25,794,284	INR	State Street Bank & Trust †	08/29/13	433	421	12
879,382,638	JPY	Deutsche Bank AG	08/29/13	8,875	8,983	(108)
708,239,171	JPY	Goldman Sachs International	08/29/13	7,101	7,235	(134)
65,208,548	JPY	HSBC Bank, N.A.	08/29/13	663	665	(2)
182,671,873	JPY	Union Bank of Switzerland AG	08/29/13	1,833	1,866	(33)
1,584,649,273	KRW	Citibank, N.A. †	08/29/13	1,425	1,413	12
5,490,415,925	KRW	Deutsche Bank AG †	08/29/13	4,896	4,892	4
5,794,998,451	KRW	HSBC Bank, N.A. †	08/29/13	5,177	5,164	13
112,268,145	MXN	Deutsche Bank AG	08/29/13	8,919	8,765	154
154,598,844	MXN	Goldman Sachs International	08/29/13	12,314	12,070	244
64,227,367	MXN	HSBC Bank, N.A.	08/29/13	5,023	5,015	8
41,000,279	MXN	Union Bank of Switzerland AG	08/29/13	3,230	3,201	29
22,174,259	MYR	Citibank, N.A. †	08/29/13	6,928	6,821	107
4,573,877	MYR	Deutsche Bank AG †	08/29/13	1,437	1,406	31
5,369,169	MYR	HSBC Bank, N.A. †	08/29/13	1,689	1,652	37
533,388,010	PHP	Citibank, N.A. †	08/29/13	12,311	12,304	7
68,938,735	PHP	HSBC Bank, N.A. †	08/29/13	1,599	1,590	9
26,463,695	PHP	State Street Bank & Trust †	08/29/13	612	611	1
24,792,340	RUB	Citibank, N.A. †	08/29/13	752	749	3
37,777,362	RUB	Deutsche Bank AG †	08/29/13	1,161	1,140	21

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
61,103,625	RUB	HSBC Bank, N.A. †	08/29/13	1,879	1,843	36
6,196,664	SAR	HSBC Bank, N.A.	08/29/13	1,652	1,652	— (h)
7,452,937	SAR	Union Bank of Switzerland AG	08/29/13	1,987	1,987	— (h)
3,870,563	SEK	Deutsche Bank AG	08/29/13	596	593	3
3,257,685	SEK	HSBC Bank, N.A.	08/29/13	498	500	(2)
165,580,334	SEK	TD Bank Financial Group	08/29/13	25,222	25,386	(164)
3,883,175	SGD	Deutsche Bank AG	08/29/13	3,080	3,056	24
2,387,129	SGD	Goldman Sachs International	08/29/13	1,887	1,878	9
1,057,108	SGD	HSBC Bank, N.A.	08/29/13	829	831	(2)
664,202	SGD	Union Bank of Switzerland AG	08/29/13	524	523	1
67,809,171	THB	Deutsche Bank AG	08/29/13	2,186	2,163	23
41,801,530	THB	Goldman Sachs International	08/29/13	1,348	1,333	15
102,834,768	TWD	Deutsche Bank AG †	08/29/13	3,437	3,425	12
118,884,347	TWD	HSBC Bank, N.A. †	08/29/13	3,976	3,960	16
18,278,452	TWD	State Street Bank & Trust †	08/29/13	610	608	2
				547,681	547,802	(121)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

†	—	Non-deliverable forward.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.

(h)	—	Amount rounds to less than one thousand (shares or dollars).

(l)	—	The rate shown is the current yield as of July 31, 2013.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,438
Aggregate gross unrealized depreciation	(28,814)

Net unrealized appreciation/depreciation	$(21,376)

Federal income tax cost of investments	$771,249

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$80,416	$669,457	$—	$749,873
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,766	$—	$4,766

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,732)	$—	$(3,732)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.6%
	Australia — 2.0%
582	BHP Billiton Ltd. (m)	18,184
256	Rio Tinto Ltd. (m)	13,233

		31,417

	Belgium — 1.4%
229	Anheuser-Busch InBev N.V. (m)	22,059

	China — 2.8%
14,283	China Construction Bank Corp., Class H (m)	10,649
7,077	CNOOC Ltd. (m)	12,791
16,846	Industrial & Commercial Bank of China Ltd., Class H (m)	11,065
1,446	Ping An Insurance Group Co. of China
	Ltd., Class H (m)	9,353

		43,858

	France — 12.6%
396	Accor S.A. (m)	14,914
799	AXA S.A. (m)	17,613
258	BNP Paribas S.A. (m)	16,756
70	Essilor International S.A. (m)	7,827
9	Groupe Fnac (a) (m)	208
119	Imerys S.A. (m)	7,856
74	Kering (m)	16,949
237	Lafarge S.A. (m)	15,149
94	LVMH Moet Hennessy Louis Vuitton S.A. (m)	17,133
100	Pernod-Ricard S.A. (m)	11,962
213	Sanofi (m)	22,337
156	Schneider Electric S.A. (m)	12,443
137	Technip S.A. (m)	15,067
425	Total S.A. (m)	22,648

		198,862

	Germany — 6.8%
133	Allianz SE (m)	20,765
206	Bayer AG (m)	23,894
136	Fresenius Medical Care AG & Co. KGaA (m)	8,619
70	Linde AG (m)	13,465
16	Osram Licht AG (a) (m)	606
308	SAP AG (m)	22,589
155	Siemens AG (m)	17,074

		107,012

	Hong Kong — 3.2%
3,008	Belle International Holdings Ltd. (m)	4,337
1,672	Cheung Kong Holdings Ltd. (m)	23,469
3,514	Hang Lung Properties Ltd. (m)	11,375
2,186	Sands China Ltd. (m)	11,815

		50,996

	Indonesia — 0.3%
8,558	Astra International Tbk PT (m)	5,415

	Israel — 0.8%
316	Teva Pharmaceutical Industries Ltd., ADR (m)	12,556

	Japan — 17.1%
326	Astellas Pharma, Inc. (m)	17,409
315	Canon, Inc. (m)	9,709
311	Daikin Industries Ltd. (m)	12,900
219	East Japan Railway Co. (m)	17,603
66	FANUC Corp. (m)	10,054
599	Honda Motor Co., Ltd. (m)	22,173
582	Japan Tobacco, Inc. (m)	20,332
755	Komatsu Ltd. (m)	16,807
1,052	Kubota Corp. (m)	15,314
284	Makita Corp. (m)	14,779
585	Mitsubishi Corp. (m)	10,663
95	Nidec Corp. (m)	7,786
168	Nitto Denko Corp. (m)	9,436
218	Shin-Etsu Chemical Co., Ltd. (m)	13,575
73	SMC Corp. (m)	15,438
913	Sumitomo Corp. (m)	12,196
554	Toyota Motor Corp. (m)	33,717
19	Yahoo! Japan Corp. (m)	9,856

		269,747

	Netherlands — 4.9%
227	Akzo Nobel N.V. (m)	13,837
56	ASML Holding N.V. (m)	5,076
1,705	ING Groep N.V., CVA (a) (m)	17,402
1,173	Royal Dutch Shell plc, Class A (m)	40,026

		76,341

	South Korea — 1.1%
21	Hyundai Mobis (m)	5,192
21	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	11,964

		17,156

	Spain — 0.8%
1,296	Banco Bilbao Vizcaya Argentaria S.A. (m)	12,294

	Sweden — 0.8%
459	Atlas Copco AB, Class A (m)	11,977

	Switzerland — 14.3%
647	ABB Ltd. (a) (m)	14,274
160	Cie Financiere Richemont S.A., Class A (m)	15,623
673	Credit Suisse Group AG (a) (m)	19,781
2,948	Glencore Xstrata plc (m)	12,450

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — Continued
173	Holcim Ltd. (a) (m)	12,496
476	Nestle S.A. (m)	32,186
459	Novartis AG (m)	33,017
135	Roche Holding AG (m)	33,255
3	SGS S.A. (m)	6,238
1,276	UBS AG (a) (m)	25,121
75	Zurich Insurance Group AG (a) (m)	20,271

		224,712

	Taiwan — 0.6%
555	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	9,423

	United Kingdom — 24.1%
351	Aggreko plc (m)	9,515
5,004	Barclays plc (m)	21,861
1,734	BG Group plc (m)	31,275
439	BHP Billiton plc (m)	12,552
396	British American Tobacco plc (m)	21,114
585	Burberry Group plc (m)	13,626
2,364	Centrica plc (m)	14,057
704	GlaxoSmithKline plc (m)	18,006
3,825	HSBC Holdings plc (m)	43,287
422	Imperial Tobacco Group plc (m)	14,154
1,744	Marks & Spencer Group plc (m)	12,749
1,366	Meggitt plc (m)	11,388
1,358	Prudential plc (m)	24,121
320	Rio Tinto plc (m)	14,378
1,437	Standard Chartered plc (m)	33,340
2,174	Tesco plc (m)	12,151
511	Tullow Oil plc (m)	8,076
412	Unilever plc (m)	16,740
8,543	Vodafone Group plc (m)	25,586
1,158	WPP plc (m)	20,904

		378,880

	Total Common Stocks (Cost $1,185,374)	1,472,705

Preferred Stocks — 2.3%
	Germany — 2.3%
126	Henkel AG & Co. KGaA (m)	12,278
104	Volkswagen AG (m)	24,650

	Total Preferred Stocks (Cost $23,700)	36,928

Short-Term Investment — 3.6%
	Investment Company — 3.6%
56,816	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $56,816)	56,816

	Total Investments — 99.5% (Cost $1,265,890)	1,566,449
	Other Assets in Excess of Liabilities — 0.5%	7,848

	NET ASSETS — 100.0%	$1,574,297

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.2%
Commercial Banks	9.5
Oil, Gas & Consumable Fuels	7.3
Insurance	5.9
Automobiles	5.5
Machinery	5.4
Metals & Mining	4.5
Textiles, Apparel & Luxury Goods	4.0
Tobacco	3.5
Chemicals	3.2
Food Products	3.1
Capital Markets	2.9
Construction Materials	2.3
Electrical Equipment	2.2
Real Estate Management & Development	2.2
Beverages	2.2
Hotels, Restaurants & Leisure	1.7
Semiconductors & Semiconductor Equipment	1.7
Wireless Telecommunication Services	1.6
Trading Companies & Distributors	1.5
Software	1.4
Media	1.3
Road & Rail	1.1
Diversified Financial Services	1.1
Industrial Conglomerates	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	9.0
Short-Term Investment	3.6

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $ 1,475,690,000 and 94.2%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,314
Aggregate gross unrealized depreciation	(21,755)

Net unrealized appreciation/depreciation	$300,559

Federal income tax cost of investments	$1,265,890

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$78,795	$1,487,654	$—	$1,566,449

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and certain ADRs. Please refer to the SOIs for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	Australia — 2.0%
602	Australia & New Zealand Banking Group Ltd. (m)	16,091
1,903	Goodman Group (m)	8,068

		24,159

	Belgium — 1.3%
111	Solvay S.A. (m)	15,108

	Canada — 0.9%
643	First Quantum Minerals Ltd. (m)	10,329

	China — 1.1%
2,805	China Shenhua Energy Co., Ltd., Class H (m)	8,095
1,006	ENN Energy Holdings Ltd. (m)	5,568

		13,663

	Denmark — 0.7%
427	Danske Bank A/S (a) (m)	7,861

	Finland — 1.0%
265	Afarak Group OYJ (a) (i) (m)	144
773	Stora Enso OYJ, Class R (m)	5,738
497	UPM-Kymmene OYJ (m)	5,534

		11,416

	France — 11.5%
512	AXA S.A. (m)	11,291
226	BNP Paribas S.A. (m)	14,673
234	Cie de St-Gobain (m)	10,880
269	Electricite de France S.A. (m)	7,896
357	GDF Suez (m)	7,496
149	Sanofi (m)	15,588
227	Schneider Electric S.A. (m)	18,072
211	Sodexo (m)	19,302
471	Suez Environnement Co. (m)	6,687
60	Unibail-Rodamco SE (m)	14,550
129	Valeo S.A. (m)	10,223

		136,658

	Germany — 9.0%
116	Allianz SE (m)	18,041
189	BASF SE (m)	16,717
216	Bayer AG (m)	25,097
100	Continental AG (m)	15,678
249	Deutsche Boerse AG (m)	17,660
197	SAP AG (m)	14,415

		107,608

	Hong Kong — 4.6%
6,652	Belle International Holdings Ltd. (m)	9,592
3,718	China Overseas Land & Investment Ltd. (m)	10,702
1,274	Hutchison Whampoa Ltd. (m)	14,370
1,969	Sands China Ltd. (m)	10,643
1,038	Wharf Holdings Ltd. (m)	8,919

		54,226

	Ireland — 1.7%
320	Experian plc (m)	6,004
379	Shire plc (m)	13,830

		19,834

	Japan — 19.7%
289	Daikin Industries Ltd. (m)	11,995
108	East Japan Railway Co. (m)	8,689
2,340	Hitachi Ltd. (m)	15,676
466	Honda Motor Co., Ltd. (m)	17,261
164	Japan Airlines Co., Ltd. (m)	8,681
619	Japan Tobacco, Inc. (m)	21,613
292	Mitsubishi Estate Co., Ltd. (m)	7,402
1,782	Mitsubishi Heavy Industries Ltd. (m)	9,568
3,387	Mitsubishi UFJ Financial Group, Inc. (m)	21,012
140	Nitto Denko Corp. (m)	7,898
179	Otsuka Holdings Co., Ltd. (m)	5,791
858	Sekisui Chemical Co., Ltd. (m)	8,601
483	Seven & I Holdings Co., Ltd. (m)	18,188
169	Softbank Corp. (m)	10,696
853	Sumitomo Electric Industries Ltd. (m)	11,517
444	Sumitomo Mitsui Financial Group, Inc. (m)	20,294
359	Toyota Motor Corp. (m)	21,851
335	Yamato Holdings Co., Ltd. (m)	7,335

		234,068

	Netherlands — 5.2%
216	ASML Holding N.V. (m)	19,493
587	Royal Dutch Shell plc, Class A (m)	20,041
554	Unilever N.V., CVA (m)	22,234

		61,768

	South Korea — 1.3%
28	LG Chem Ltd. (m)	7,056
7	Samsung Electronics Co., Ltd. (m)	8,035

		15,091

	Spain — 0.8%
407	Repsol S.A. (m)	9,752

	Sweden — 3.8%
465	Electrolux AB, Series B, (m)	13,559

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — Continued
629	Swedbank AB, Class A (m)	15,157
1,357	Telefonaktiebolaget LM Ericsson, Class B (m)	16,039

		44,755

	Switzerland — 8.4%
173	Cie Financiere Richemont S.A., Class A (m)	16,924
97	Holcim Ltd. (a) (m)	6,997
297	Novartis AG (m)	21,376
90	Roche Holding AG (m)	22,179
148	Swiss Re AG (a) (m)	11,805
1,076	UBS AG (a) (m)	21,181

		100,462

	Taiwan — 1.0%
2,359	Hon Hai Precision Industry Co., Ltd., Reg.S, GDR (m)	12,219

	United Kingdom — 21.8%
1,103	BG Group plc (m)	19,884
446	British American Tobacco plc (m)	23,801
2,473	BT Group plc (m)	12,797
1,509	Centrica plc (m)	8,970
264	Diageo plc (m)	8,288
595	GlaxoSmithKline plc (m)	15,216
3,206	HSBC Holdings plc (m)	36,399
701	InterContinental Hotels Group plc (m)	20,333
2,302	Kingfisher plc (m)	13,927
575	Pearson plc (m)	11,816
392	Petrofac Ltd. (m)	7,822
1,087	Prudential plc (m)	19,302
300	Rio Tinto plc (m)	13,479
318	SABMiller plc (m)	15,590
644	Tullow Oil plc (m)	10,193
7,111	Vodafone Group plc (m)	21,299

		259,116

	Total Common Stocks (Cost $986,459)	1,138,093

Preferred Stocks — 2.2%
	Germany — 2.2%
114	Henkel AG & Co. KGaA (m)	11,166
60	Volkswagen AG (m)	14,313

	Total Preferred Stocks (Cost $16,121)	25,479

Short-Term Investment — 2.7%
	Investment Company — 2.7%
32,654	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $32,654)	32,654

	Total Investments — 100.7% (Cost $1,035,234)	1,196,226
	Liabilities in Excess of Other Assets — (0.7)%	(8,035)

	NET ASSETS — 100.0%	$1,188,191

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except numbers of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.0%
Pharmaceuticals	10.0
Oil, Gas & Consumable Fuels	5.7
Insurance	5.1
Automobiles	4.5
Hotels, Restaurants & Leisure	4.2
Chemicals	3.9
Tobacco	3.8
Wireless Telecommunication Services	2.7
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	2.3
Semiconductors & Semiconductor Equipment	2.3
Real Estate Management & Development	2.3
Auto Components	2.2
Metals & Mining	2.0
Beverages	2.0
Specialty Retail	2.0
Multi-Utilities	1.9
Building Products	1.9
Real Estate Investment Trusts (REITs)	1.9
Food Products	1.9
Household Durables	1.9
Capital Markets	1.8
Food & Staples Retailing	1.5
Diversified Financial Services	1.5
Textiles, Apparel & Luxury Goods	1.4
Communications Equipment	1.3
Software	1.2
Industrial Conglomerates	1.2
Diversified Telecommunication Services	1.1
Media	1.0
Others (each less than 1.0%)	7.3
Short-Term Investment	2.7

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
280,639,085	JPY
2,162,931	for EUR	Westpac Banking Corp.	08/02/13	$2,877	#	$2,866	#	$(11)
3,013,451	CHF
2,079,992	for GBP	Union Bank of Switzerland AG	08/02/13	3,164	#	3,256	#	92
5,295,613	AUD
37,167,397	for HKD	Societe Generale	08/02/13	4,792	#	4,760	#	(32)
1,974,184	GBP
302,267,142	for JPY	Westpac Banking Corp.	08/02/13	3,087	#	3,003	#	(84)
7,796,403	AUD	Credit Suisse International	08/02/13	7,830		7,008		(822)
66,321,966	AUD	Westpac Banking Corp.	08/02/13	68,242		59,614		(8,628)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
75,091,974	AUD	Australia and New Zealand Banking Group Limited	11/06/13	67,616	67,051	(565)
3,365,228	CAD	Credit Suisse International	08/02/13	3,212	3,277	65
12,454,568	CHF	Credit Suisse International	08/02/13	13,436	13,458	22
4,567,130	CHF	TD Bank Financial Group	08/02/13	4,832	4,935	103
9,984,163	CHF	Westpac Banking Corp.	11/06/13	10,770	10,798	28
2,900,134	EUR	Barclays Bank plc	08/02/13	3,734	3,858	124
8,993,628	EUR	BNP Paribas	08/02/13	11,731	11,965	234
2,483,829	EUR	Credit Suisse International	08/02/13	3,256	3,304	48
3,022,393	EUR	Goldman Sachs International	08/02/13	3,930	4,021	91
2,128,200	EUR	Merrill Lynch International	08/02/13	2,772	2,831	59
2,350,809	GBP	Barclays Bank plc	08/02/13	3,492	3,576	84
2,073,871	GBP	Citibank, N.A.	08/02/13	3,228	3,155	(73)
4,489,580	GBP	Credit Suisse International	08/02/13	7,017	6,830	(187)
6,355,308	GBP	Goldman Sachs International	08/02/13	9,717	9,668	(49)
2,007,256	GBP	Westpac Banking Corp.	08/02/13	3,115	3,053	(62)
357,004,731	JPY	Barclays Bank plc	08/02/13	3,475	3,646	171
234,206,931	JPY	BNP Paribas	08/02/13	2,290	2,392	102
1,583,783,151	JPY	Credit Suisse International	08/02/13	16,315	16,176	(139)
504,020,764	JPY	Royal Bank of Scotland	08/02/13	5,088	5,148	60
359,580,166	JPY	State Street Corp.	08/02/13	3,493	3,673	180
538,488,595	JPY	Australia and New Zealand Banking Group Limited	11/06/13	5,493	5,503	10
466,498,449	JPY	Citibank, N.A.	11/06/13	4,755	4,767	12
287,525,806	JPY	Westpac Banking Corp.	11/06/13	2,879	2,938	59
50,268,235	NOK	Westpac Banking Corp.	08/02/13	8,602	8,530	(72)
50,268,235	NOK	Barclays Bank plc	11/06/13	8,432	8,499	67
21,916,999	SGD	Merrill Lynch International	08/02/13	17,762	17,246	(516)
3,229,407	SGD	State Street Corp.	08/02/13	2,561	2,541	(20)
25,146,406	SGD	Goldman Sachs International	11/06/13	19,803	19,789	(14)
				$342,798	$333,135	$(9,663)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,322,008	AUD	State Street Corp.	08/02/13	$4,020	$3,885	$135
2,325,327	CAD	State Street Corp.	08/02/13	2,267	2,264	3
7,136,305	CAD	Westpac Banking Corp.	08/02/13	7,082	6,948	134
6,096,405	CAD	Union Bank of Switzerland AG	11/06/13	5,920	5,921	(1)
3,947,246	CHF	Goldman Sachs International	08/02/13	4,176	4,265	(89)
3,273,492	CHF	Morgan Stanley	08/02/13	3,436	3,537	(101)
2,830,249	CHF	Westpac Banking Corp.	08/02/13	3,067	3,059	8
3,425,502	CHF	Westpac Banking Corp.	11/06/13	3,682	3,705	(23)
5,110,468	EUR	Credit Suisse International	08/02/13	6,722	6,799	(77)
28,716,205	EUR	Goldman Sachs International	08/02/13	37,536	38,202	(666)
5,422,327	EUR	Morgan Stanley	08/02/13	7,063	7,214	(151)
21,883,747	EUR	Citibank, N.A.	11/06/13	29,045	29,124	(79)
29,123,514	GBP	Goldman Sachs International	08/02/13	45,080	44,304	776
5,801,467	GBP	Morgan Stanley	08/02/13	8,820	8,825	(5)
17,753,965	GBP	Citibank, N.A.	11/06/13	27,173	26,992	181
164,887,430	HKD	Australia and New Zealand Banking Group Limited	08/02/13	21,253	21,261	(8)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except numbers of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
31,661,474	HKD	Goldman Sachs International	08/02/13	$4,083	$4,082	$1
233,716,300	HKD	TD Bank Financial Group	11/06/13	30,145	30,146	(1)
513,900,931	JPY	Goldman Sachs International	08/02/13	5,153	5,249	(96)
1,272,767,324	JPY	Morgan Stanley	08/02/13	12,905	12,999	(94)
691,810,836	JPY	TD Bank Financial Group	08/02/13	6,897	7,066	(169)
28,165,515	SEK	Merrill Lynch International	08/02/13	4,299	4,321	(22)
28,165,515	SEK	Barclays Bank plc	11/06/13	4,294	4,311	(17)
				$284,118	$284,479	$(361)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/13 of the currency being sold, and the value at 07/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,153,242,000 and 96.4%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,337
Aggregate gross unrealized depreciation	(24,345)

Net unrealized appreciation/depreciation	$160,992

Federal income tax cost of investments	$1,035,234

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$24,159	$—	$24,159
Belgium	—	15,108	—	15,108
Canada	10,329	—	—	10,329
China	—	13,663	—	13,663
Denmark	—	7,861	—	7,861
Finland	—	11,272	144	11,416
France	—	136,658	—	136,658
Germany	—	107,608	—	107,608
Hong Kong	—	54,226	—	54,226
Ireland	—	19,834	—	19,834
Japan	—	234,068	—	234,068
Netherlands	—	61,768	—	61,768
South Korea	—	15,091	—	15,091
Spain	—	9,752	—	9,752
Sweden	—	44,755	—	44,755
Switzerland	—	100,462	—	100,462
Taiwan	—	12,219	—	12,219
United Kingdom	—	259,116	—	259,116

Total Common Stocks	10,329	1,127,620	144	1,138,093

Preferred Stocks
Germany	—	25,479	—	25,479

Total Preferred Stocks	—	25,479	—	25,479

Short-Term Investment
Investment Company	32,654	—	—	32,654

Total Investments in Securities	$42,983	$1,153,099	$144	$1,196,226

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,849	$—	$2,849

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,873)	$—	$(12,873)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
		Australia — 14.6%
1,299		BGP Holdings plc (a) (i)	—
7,784		Dexus Property Group (m)	7,337
2,131		Goodman Group (m)	9,036
4,386		Mirvac Group (m)	6,462
507		Stockland (m)	1,631
1,396		Westfield Group (m)	14,083
783		Westfield Retail Trust (m)	2,117

			40,666

		Belgium — 0.6%
26		Warehouses De Pauw S.C.A. (m)	1,770

		Canada — 7.3%
95		Allied Properties Real Estate Investment Trust (m)	2,901
174		Canadian Apartment Properties REIT (m)	3,622
101		Canadian Real Estate Investment Trust (m)	4,028
145		Dundee Real Estate Investment Trust, Class A (m)	4,357
188		First Capital Realty, Inc. (m)	3,120
27		Northern Property Real Estate Investment Trust (m)	714
69		RioCan Real Estate Investment Trust (m)	1,644

			20,386

		Finland — 0.6%
249		Technopolis OYJ (m)	1,599

		France — 8.4%
41		ICADE (m)	3,711
82		Unibail-Rodamco SE (m)	19,841

			23,552

		Germany — 1.7%
301		Alstria Office REIT-AG (a) (m)	3,523
25		LEG Immobilien AG (a) (m)	1,241

			4,764

		Hong Kong — 16.2%
118		Cheung Kong Holdings Ltd. (m)	1,656
472		China Overseas Land & Investment Ltd. (m)	1,360
974		China Resources Land Ltd. (m)	2,673
1,240		Hang Lung Properties Ltd. (m)	4,014
843		Hongkong Land Holdings Ltd. (m)	5,694
825		Link REIT (The) (m)	4,026
5,300		New World Development Co., Ltd. (m)	7,730
486		Sun Hung Kai Properties Ltd. (m)	6,479
1,355		Wharf Holdings Ltd. (m)	11,639

			45,271

		Italy — 0.4%
1,787		Beni Stabili S.p.A. (m)	1,157

		Japan — 27.2%
—	(h)	Frontier Real Estate Investment Corp. (m)	2,540
—	(h)	Japan Logistics Fund, Inc. (m)	3,254
1		Japan Real Estate Investment Corp. (m)	10,851
2		Japan Retail Fund Investment Corp. (m)	3,714
999		Mitsubishi Estate Co., Ltd. (m)	25,324
808		Mitsui Fudosan Co., Ltd. (m)	24,355
—	(h)	Nippon Building Fund, Inc. (m)	424
12		Nomura Real Estate Holdings, Inc. (m)	282
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	2,044
—	(h)	Nomura Real Estate Residential Fund, Inc. (m)	1,371
2		Orix JREIT, Inc. (m)	1,936

			76,095

		Netherlands — 0.9%
57		Vastned Retail N.V. (m)	2,446

		Singapore — 8.4%
2,969		CapitaCommercial Trust (m)	3,277
3,304		CapitaLand Ltd. (m)	8,382
3,094		CapitaMalls Asia Ltd. (m)	4,848
3,190		Global Logistic Properties Ltd. (m)	7,114

			23,621

		United Kingdom — 11.8%
143		Atrium European Real Estate Ltd. (m)	802
1,282		British Land Co. plc (m)	11,658
96		Derwent London plc (m)	3,512
768		Hammerson plc (m)	6,195
731		Helical Bar plc (m)	3,325
121		Land Securities Group plc (m)	1,750
1,377		Safestore Holdings plc (m)	2,812
580		ST Modwen Properties plc (m)	2,785

			32,839

		Total Common Stocks (Cost $250,920)	274,166

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0%
	Hong Kong — 0.0%
63	New World Development Co., Ltd., expiring 12/31/49 (a) (Cost $–)	—

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
4,051	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $4,051)	4,051

	Total Investments — 99.6% (Cost $254,971)	278,217
	Other Assets in Excess of Liabilities — 0.4%	1,057

	NET ASSETS — 100.0%	$279,274

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	45.7%
Diversified	26.8
Shopping Centers	13.2
Office	9.5
Apartments	2.1
Industrial	1.2
Short-Term Investment	1.5

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,548,792	SGD
1,326,235	for AUD	Citibank, N.A.	09/13/13	$1,189	#	$1,219	#	$30
1,321,360	AUD	Credit Suisse International	09/13/13	1,216		1,184		(32)
2,169,181	AUD	HSBC Bank, N.A.	09/13/13	1,983		1,944		(39)
1,339,539	AUD	Union Bank of Switzerland AG	09/13/13	1,285		1,201		(84)
3,388,038	CAD	Barclays Bank plc	09/13/13	3,317		3,295		(22)

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,954,520	CHF	Deutsche Bank AG	09/13/13	4,226	4,274	48
1,120,739	EUR	BNP Paribas	09/13/13	1,484	1,491	7
1,179,100	EUR	Union Bank of Switzerland AG	09/13/13	1,543	1,569	26
48,449,214	HKD	BNP Paribas	09/13/13	6,245	6,248	3
12,375,884	HKD	Credit Suisse International	09/13/13	1,596	1,596	— (h)
8,123,543	HKD	Merrill Lynch International	09/13/13	1,048	1,048	— (h)
15,200,466	HKD	Royal Bank of Scotland	09/13/13	1,960	1,960	— (h)
212,905,849	JPY	BNP Paribas	09/13/13	2,129	2,175	46
143,513,189	JPY	Citibank, N.A.	09/13/13	1,418	1,466	48
35,504,064	JPY	Merrill Lynch International	09/13/13	360	363	3
247,813,703	JPY	TD Bank Financial Group	09/13/13	2,542	2,532	(10)
178,682,184	JPY	Union Bank of Switzerland AG	09/13/13	1,782	1,825	43
26,868,904	SEK	Goldman Sachs International	09/13/13	4,071	4,118	47
				$39,394	$39,508	$114

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
990,725	AUD	Barclays Bank plc	09/13/13	$914	$888	$26
4,691,716	AUD	BNP Paribas	09/13/13	4,419	4,205	214
547,980	AUD	Credit Suisse International	09/13/13	507	491	16
1,544,828	AUD	Deutsche Bank AG	09/13/13	1,482	1,384	98
577,445	AUD	Merrill Lynch International	09/13/13	528	518	10
834,713	AUD	State Street Corp.	09/13/13	768	748	20
794,881	CAD	TD Bank Financial Group	09/13/13	766	774	(8)
964,235	EUR	Barclays Bank plc	09/13/13	1,276	1,283	(7)
2,270,105	EUR	BNP Paribas	09/13/13	2,981	3,020	(39)
1,187,852	EUR	Deutsche Bank AG	09/13/13	1,547	1,581	(34)
810,678	GBP	Barclays Bank plc	09/13/13	1,246	1,233	13
1,059,096	GBP	Credit Suisse International	09/13/13	1,614	1,610	4
565,547	GBP	Deutsche Bank AG	09/13/13	865	861	4
6,289,906	HKD	Deutsche Bank AG	09/13/13	811	811	— (h)
10,704,669	HKD	TD Bank Financial Group	09/13/13	1,379	1,380	(1)
338,500,188	JPY	Barclays Bank plc	09/13/13	3,427	3,458	(31)
217,034,985	JPY	BNP Paribas	09/13/13	2,171	2,217	(46)
68,859,016	JPY	Credit Suisse International	09/13/13	691	704	(13)
56,828,399	JPY	Deutsche Bank AG	09/13/13	570	580	(10)
62,847,006	JPY	Goldman Sachs International	09/13/13	630	641	(11)
51,931,788	JPY	Merrill Lynch International	09/13/13	530	531	(1)
66,146,226	JPY	Morgan Stanley	09/13/13	671	676	(5)
86,696,333	JPY	State Street Corp.	09/13/13	876	886	(10)
219,504,316	JPY	Westpac Banking Corp.	09/13/13	2,226	2,242	(16)
959,546	SGD	Deutsche Bank AG	09/13/13	765	755	10
2,108,325	SGD	Union Bank of Switzerland AG	09/13/13	1,676	1,659	17
				$35,336	$35,136	$200

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/13 of the currency being sold, and the value at 07/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $253,780,000 and 91.2%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,669
Aggregate gross unrealized depreciation	(5,423)

Net unrealized appreciation/depreciation	$23,246

Federal income tax cost of investments	$254,971

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—		$40,666	$—	(a)	$40,666
Belgium	—		1,770	—		1,770
Canada	20,386		—	—		20,386
Finland	—		1,599	—		1,599
France	—		23,552	—		23,552
Germany	—		4,764	—		4,764
Hong Kong	—		45,271	—		45,271
Italy	—		1,157	—		1,157
Japan	—		76,095	—		76,095
Netherlands	—		2,446	—		2,446
Singapore	—		23,621	—		23,621
United Kingdom	—		32,839	—		32,839

Total Common Stocks	20,386		253,780	—	(a)	274,166

Rights
Hong Kong	—	(a)	—	—		—	(a)

Short-Term Investment
Investment Company	4,051		—	—		4,051

Total Investments in Securities	$24,437		$253,780	$—	(a)	$278,217

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$733	$—		$733

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(419)	$—		$(419)

(a)	Security has zero value.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Belgium — 1.5%
620	Anheuser-Busch InBev N.V. (m)	59,620
	Canada — 5.0%
770	Canadian National Railway Co. (m)	76,963
3,800	Suncor Energy, Inc. (m)	120,093

		197,056

	France — 5.4%
1,276	Accor S.A. (m)	48,097
530	Kering (m)	121,547
525	Schneider Electric S.A. (m)	41,822

		211,466

	Germany — 10.2%
533	Allianz SE (m)	83,058
404	Bayer AG (m)	46,959
2,900	Deutsche Post AG (m)	81,096
325	Fresenius SE & Co. KGaA (m)	40,914
823	Henkel AG & Co. KGaA (m)	68,202
1,035	SAP AG (m)	75,836

		396,065

	Hong Kong — 3.4%
6,000	Cheung Kong Holdings Ltd. (m)	84,218
9,200	Sands China Ltd. (m)	49,724

		133,942

	India — 1.7%
1,965	HDFC Bank Ltd., ADR (m)	64,649

	Japan — 13.4%
1,200	Astellas Pharma, Inc. (m)	64,180
1,000	East Japan Railway Co. (m)	80,452
400	FANUC Corp. (m)	60,565
2,400	Japan Tobacco, Inc. (m)	83,786
3,100	Komatsu Ltd. (m)	69,017
1,800	Toyota Motor Corp. (m)	109,531
100	Yahoo! Japan Corp. (m)	53,144

		520,675

	Netherlands — 1.8%
1,130	Akzo Nobel N.V. (m)	68,891

	Norway — 1.4%
2,550	Telenor ASA (m)	56,474

	Russia — 1.2%
4,000	Sberbank of Russia, ADR (m)	45,919

	South Africa — 1.2%
1,450	Tiger Brands Ltd. (m)	45,093

	South Korea — 3.4%
213	Hyundai Mobis (m)	51,924
145	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	82,604

		134,528

	Spain — 3.9%
8,900	Atresmedia Corp de Medios de Comunicaion S.A. (m)	92,851
6,107	Banco Bilbao Vizcaya Argentaria S.A. (m)	57,913

		150,764

	Sweden — 2.1%
2,400	Elekta AB, Class B (m)	41,099
1,500	Svenska Cellulosa AB, Class B (m)	39,679

		80,778

	Switzerland — 13.3%
1,255	Cie Financiere Richemont S.A., Class A (m)	122,767
530	Holcim Ltd. (a) (m)	38,341
1,048	Novartis AG (m)	75,337
461	Roche Holding AG (m)	113,447
155	Syngenta AG (m)	61,289
5,400	UBS AG (a) (m)	106,332

		517,513

	Taiwan — 0.9%
2,095	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	35,573

	United Kingdom — 25.5%
1,500	Aggreko plc (m)	40,664
4,361	BG Group plc (m)	78,638
34,000	Home Retail Group plc (m)	77,888
14,400	HSBC Holdings plc (m)	162,959
1,572	Intertek Group plc (m)	72,373
9,476	Meggitt plc (m)	79,017
2,670	Persimmon plc (a) (m)	50,179
7,351	Prudential plc (m)	130,552
2,383	Rio Tinto plc (m)	107,236
5,633	Standard Chartered plc (m)	130,650
3,618	WPP plc (m)	65,320

		995,476

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — 2.1%
30,000	Samsonite International S.A. (m)	82,108

	Total Common Stocks (Cost $3,216,097)	3,796,590

Preferred Stock — 1.7%
	Germany — 1.7%
282	Volkswagen AG (m) (Cost $51,546)	66,900

	Total Investments — 99.1% (Cost $3,267,643)	3,863,490
	Other Assets in Excess of Liabilities — 0.9%	34,506

	NET ASSETS — 100.0%	$3,897,996

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.0%
Textiles, Apparel & Luxury Goods	8.4
Pharmaceuticals	7.8
Insurance	5.5
Oil, Gas & Consumable Fuels	5.1
Automobiles	4.6
Media	4.1
Road & Rail	4.1
Chemicals	3.4
Machinery	3.4
Semiconductors & Semiconductor Equipment	3.1
Household Products	2.8
Metals & Mining	2.8
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.5
Real Estate Management & Development	2.2
Tobacco	2.2
Air Freight & Logistics	2.1
Aerospace & Defense	2.0
Internet & Catalog Retail	2.0
Software	2.0
Professional Services	1.9
Beverages	1.5
Diversified Telecommunication Services	1.4
Internet Software & Services	1.4
Auto Components	1.3
Household Durables	1.3
Food Products	1.2
Electrical Equipment	1.1
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.0
Commercial Services & Supplies	1.0
Construction Materials	1.0

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $3,483,608 and 90.2%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$656,778
Aggregate gross unrealized depreciation	(60,931)

Net unrealized appreciation/depreciation	$595,847

Federal income tax cost of investments	$3,267,643

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$59,620	$—	$59,620
Canada	197,056	—	—	197,056
France	—	211,466	—	211,466
Germany	—	396,065	—	396,065
Hong Kong	—	133,942	—	133,942
India	64,649	—	—	64,649
Japan	—	520,675	—	520,675
Netherlands	—	68,891	—	68,891
Norway	—	56,474	—	56,474
Russia	—	45,919	—	45,919
South Africa	—	45,093	—	45,093
South Korea	—	134,528	—	134,528
Spain	—	150,764	—	150,764
Sweden	—	80,778	—	80,778
Switzerland	—	517,513	—	517,513
Taiwan	35,573	—	—	35,573
United Kingdom	—	995,476	—	995,476
United States	—	82,108	—	82,108

Total Common Stocks	297,278	3,499,312	—	3,796,590

Preferred Stock
Germany	—	66,900	—	66,900

Total Investments in Securities	$297,278	$3,566,212	$—	$3,863,490

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Australia — 2.3%
1,760	Australia & New Zealand Banking Group Ltd. (m)	47,030
3,495	Goodman Group (m)	14,818

		61,848

	Belgium — 1.3%
251	Solvay S.A. (m)	33,992

	Brazil — 0.7%
1,953	Cia Energetica de Minas Gerais, ADR (m)	18,085

	Canada — 0.4%
728	First Quantum Minerals Ltd. (m)	11,699

	China — 1.4%
17,756	China Construction Bank Corp., Class H (m)	13,239
8,487	China Shenhua Energy Co., Ltd., Class H (m)	24,497

		37,736

	Denmark — 0.8%
1,145	Danske Bank A/S (a) (m)	21,068

	Finland — 0.7%
942	Afarak Group OYJ (a) (i)	514
1,669	UPM-Kymmene OYJ (m)	18,576

		19,090

	France — 15.7%
1,848	AXA S.A. (m)	40,743
931	BNP Paribas S.A. (m)	60,349
749	Cie de St-Gobain (m)	34,778
1,323	Electricite de France S.A. (m)	38,782
538	European Aeronautic Defence and Space Co. N.V. (m)	32,214
726	GDF Suez (m)	15,225
316	Lafarge S.A. (m)	20,244
659	Sanofi (m)	69,030
475	Schneider Electric S.A. (m)	37,846
725	Societe Generale S.A. (m)	29,154
325	Sodexo (m)	29,699
786	Suez Environnement Co. (m)	11,146

		419,210

	Germany — 8.8%
365	Allianz SE (m)	56,930
458	BASF SE (m)	40,619
464	Bayer AG (m)	53,967
412	Daimler AG (m)	28,569
310	Deutsche Boerse AG (m)	21,951
555	Deutsche Lufthansa AG (a) (m)	11,129
1,693	Deutsche Telekom AG (m)	20,582

		233,747

	Hong Kong — 2.6%
3,358	China Overseas Land & Investment Ltd. (m)	9,666
3,207	Hutchison Whampoa Ltd. (m)	36,172
2,640	Wharf Holdings Ltd. (m)	22,683

		68,521

	Italy — 3.1%
2,597	Eni S.p.A. (m)	57,367
12,605	Intesa Sanpaolo S.p.A. (m)	24,045

		81,412

	Japan — 23.3%
680	Bridgestone Corp. (m)	24,091
1,255	Daiwa House Industry Co., Ltd. (m)	23,049
236	East Japan Railway Co. (m)	18,979
7,298	Hitachi Ltd. (m)	48,891
748	Honda Motor Co., Ltd. (m)	27,688
1,062	Japan Tobacco, Inc. (m)	37,089
4,665	Kawasaki Heavy Industries Ltd. (m)	17,040
9,082	Mitsubishi UFJ Financial Group, Inc. (m)	56,334
963	Mitsui Fudosan Co., Ltd. (m)	29,027
252	Nippon Telegraph & Telephone Corp. (m)	12,703
429	Nitto Denko Corp. (m)	24,183
2,924	ORIX Corp. (m)	43,390
661	Otsuka Holdings Co., Ltd. (m)	21,350
1,767	Ricoh Co., Ltd. (m)	19,837
962	Seven & I Holdings Co., Ltd. (m)	36,236
221	Softbank Corp. (m)	14,009
1,563	Sumitomo Corp. (m)	20,882
1,740	Sumitomo Electric Industries Ltd. (m)	23,483
1,015	Sumitomo Mitsui Financial Group, Inc. (m)	46,354
844	Toyota Motor Corp. (m)	51,358
1,103	Yamato Holdings Co., Ltd. (m)	24,185

		620,158

	Netherlands — 5.9%
363	ASML Holding N.V. (m)	32,706
2,685	ING Groep N.V., CVA (a) (m)	27,403
2,507	Royal Dutch Shell plc, Class A (m)	85,540
283	Unilever N.V., CVA (m)	11,361

		157,010

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Norway — 1.2%
1,502	Telenor ASA (m)	33,267

	Russia — 0.6%
1,430	Sberbank of Russia, ADR (m)	16,412

	South Korea — 0.6%
15	Samsung Electronics Co., Ltd. (m)	17,446

	Spain — 2.7%
2,738	Iberdrola S.A. (m)	15,149
1,537	Repsol S.A. (m)	36,849
1,349	Telefonica S.A. (m)	19,273

		71,271

	Sweden — 2.0%
701	Electrolux AB, Series B, (m)	20,437
2,726	Telefonaktiebolaget LM Ericsson, Class B (m)	32,226

		52,663

	Switzerland — 5.2%
685	Credit Suisse Group AG (a) (m)	20,128
657	Novartis AG (m)	47,258
90	Roche Holding AG (m)	22,092
424	Swiss Re AG (a) (m)	33,821
727	UBS AG (a) (m)	14,306

		137,605

	United Kingdom — 18.7%
9,577	Barclays plc (m)	41,842
1,635	BG Group plc (m)	29,483
193	British American Tobacco plc (m)	10,311
4,648	Centrica plc (m)	27,630
9,780	HSBC Holdings plc (m)	111,032
1,133	InterContinental Hotels Group plc (m)	32,880
5,699	Kingfisher plc (m)	34,482
1,116	Pearson plc (m)	22,909
2,177	Prudential plc (m)	38,660
820	Rio Tinto plc (m)	36,879
352	SABMiller plc (m)	17,269
1,091	Tullow Oil plc (m)	17,263
25,809	Vodafone Group plc (m)	77,300

		497,940

	Total Common Stocks (Cost $2,163,632)	2,610,180

Preferred Stock — 1.6%
	Germany — 1.6%
175	Volkswagen AG (m) (Cost $21,173)	41,573

Short-Term Investment — 2.2%
	Investment Company — 2.2%
59,657	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $59,657)	59,657

	Total Investments — 101.8% (Cost $2,244,462)	2,711,410
	Liabilities in Excess of Other Assets — (1.8)%	(48,232)

	NET ASSETS — 100.0%	$2,663,178

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.2%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	7.9
Insurance	6.3
Automobiles	5.5
Chemicals	3.6
Diversified Financial Services	3.4
Wireless Telecommunication Services	3.4
Diversified Telecommunication Services	3.2
Real Estate Management & Development	3.1
Electric Utilities	2.7
Hotels, Restaurants & Leisure	2.3
Electrical Equipment	2.3
Multi-Utilities	2.0
Semiconductors & Semiconductor Equipment	1.8
Metals & Mining	1.8
Electronic Equipment, Instruments & Components	1.8
Tobacco	1.7
Food & Staples Retailing	1.3
Industrial Conglomerates	1.3
Building Products	1.3
Specialty Retail	1.3
Capital Markets	1.3
Communications Equipment	1.2
Aerospace & Defense	1.2
Others (each less than 1.0%)	9.6
Short-Term Investment	2.2

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,849,453	EUR
5,239,906	for AUD	TD Bank Financial Group	08/23/13	$4,703	#	$5,122	#	$419
4,570,196	EUR
3,886,358	for GBP	State Street Corp.	08/23/13	5,911	#	6,080	#	169
1,847,356,018	JPY
19,887,526	for AUD	Credit Suisse International	08/23/13	17,848	#	18,870	#	1,022
993,623,820	JPY
9,466,808	for CHF	Royal Bank of Scotland	08/23/13	10,231	#	10,149	#	(82)
711,493,308	JPY
5,471,578	for EUR	Union Bank of Switzerland AG	08/23/13	7,280	#	7,268	#	(12)
913,390,720	JPY
6,099,091	for GBP	Credit Suisse International	08/23/13	9,277	#	9,330	#	53
27,486,474	GBP
39,883,644	for CHF	Royal Bank of Scotland	08/23/13	43,104	#	41,807	#	(1,297)
4,000,911	GBP
4,693,277	for EUR	Credit Suisse International	08/23/13	6,244	#	6,085	#	(159)
8,297,382	GBP
1,266,876,717	for JPY	Barclays Bank plc	08/23/13	12,941	#	12,621	#	(320)
5,035,509	GBP
754,060,423	for JPY	State Street Corp.	08/23/13	7,703	#	7,659	#	(44)
8,286,871	GBP
82,787,738	for SEK	Citibank, N.A.	08/23/13	12,694	#	12,604	#	(90)
10,638,107	CHF
8,602,289	for EUR	Westpac Banking Corp.	08/23/13	11,445	#	11,497	#	52
6,714,125	AUD	BNP Paribas	08/23/13	6,156		6,026		(130)
6,719,176	AUD	Credit Suisse International	08/23/13	6,192		6,030		(162)
173,353,967	AUD	Deutsche Bank AG	08/23/13	168,186		155,581		(12,605)
7,623,489	CAD	Credit Suisse International	08/23/13	7,338		7,418		80
7,570,402	CHF	BNP Paribas	08/23/13	7,821		8,182		361
2,983,222	CHF	Deutsche Bank AG	08/23/13	3,095		3,224		129
11,903,038	EUR	BNP Paribas	08/23/13	15,728		15,836		108
7,715,569	EUR	Citibank, N.A.	08/23/13	10,205		10,265		60
9,258,108	EUR	Credit Suisse International	08/23/13	12,214		12,317		103
4,698,871	EUR	Deutsche Bank AG	08/23/13	6,232		6,252		20
5,907,608	EUR	Merrill Lynch International	08/23/13	7,643		7,860		217
7,322,860	EUR	Royal Bank of Scotland	08/23/13	9,428		9,743		315
6,812,744	EUR	State Street Corp.	08/23/13	8,750		9,064		314
10,569,091	GBP	Barclays Bank plc	08/23/13	15,840		16,076		236
6,185,293	GBP	Credit Suisse International	08/23/13	9,365		9,408		43
16,297,727	GBP	Deutsche Bank AG	08/23/13	24,746		24,789		43
3,509,611	GBP	Royal Bank of Canada	08/23/13	5,359		5,338		(21)
6,154,817	GBP	Royal Bank of Scotland	08/23/13	9,395		9,361		(34)
4,869,621	GBP	State Street Corp.	08/23/13	7,558		7,407		(151)
58,627,994	HKD	Citibank, N.A.	08/23/13	7,557		7,560		3
61,800,552	HKD	Credit Suisse International	08/23/13	7,967		7,969		2
78,978,271	HKD	State Street Corp.	08/23/13	10,185		10,185		— (h)
63,776,706	HKD	TD Bank Financial Group	08/23/13	8,220		8,224		4
966,972,454	JPY	Barclays Bank plc	08/23/13	9,414		9,877		463
2,359,492,794	JPY	Credit Suisse International	08/23/13	23,389		24,102		713
566,373,056	JPY	Goldman Sachs International	08/23/13	5,727		5,785		58
1,916,498,886	JPY	State Street Corp.	08/23/13	19,212		19,576		364
1,517,977,528	JPY	Westpac Banking Corp.	08/23/13	14,992		15,506		514
33,630,243	NOK	Societe Generale	08/23/13	5,709		5,702		(7)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
273,531,702	SEK	Barclays Bank plc	08/23/13	41,060	41,944	884
60,498,296	SGD	Barclays Bank plc	08/23/13	48,168	47,606	(562)
				$692,232	$683,305	$(8,927)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,883,065	CAD	Citibank, N.A.	08/23/13	$11,581	$11,563	$18
8,772,720	CHF	BNP Paribas	08/23/13	9,403	9,481	(78)
4,693,956	EUR	BNP Paribas	08/23/13	6,079	6,245	(166)
77,556,755	EUR	Deutsche Bank AG	08/23/13	99,895	103,185	(3,290)
10,461,855	EUR	Goldman Sachs International	08/23/13	13,708	13,919	(211)
5,934,840	EUR	Morgan Stanley	08/23/13	7,733	7,896	(163)
22,321,566	EUR	National Australia Bank	08/23/13	28,728	29,697	(969)
8,844,227	GBP	BNP Paribas	08/23/13	13,355	13,452	(97)
7,134,913	GBP	Deutsche Bank AG	08/23/13	10,839	10,852	(13)
10,200,291	GBP	Goldman Sachs International	08/23/13	15,519	15,515	4
15,067,777	GBP	Royal Bank of Canada	08/23/13	22,999	22,918	81
18,854,031	GBP	Royal Bank of Scotland	08/23/13	28,525	28,678	(153)
5,445,929	GBP	Westpac Banking Corp.	08/23/13	8,371	8,283	88
468,272,679	HKD	Barclays Bank plc	08/23/13	60,351	60,384	(33)
8,247,888,936	JPY	BNP Paribas	08/23/13	80,983	84,249	(3,266)
1,752,403,969	JPY	Citibank, N.A.	08/23/13	17,514	17,900	(386)
739,698,829	JPY	Deutsche Bank AG	08/23/13	7,425	7,556	(131)
1,282,916,384	JPY	Goldman Sachs International	08/23/13	12,958	13,105	(147)
2,677,079,920	JPY	State Street Corp.	08/23/13	26,089	27,345	(1,256)
35,782,174	SEK	Citibank, N.A.	08/23/13	5,531	5,487	44
				$487,586	$497,710	$(10,124)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/13 of the currency being sold, and the value at 07/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,621,969,000 and 96.7%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,041
Aggregate gross unrealized depreciation	(37,093)

Net unrealized appreciation/depreciation	$466,948

Federal income tax cost of investments	$2,244,462

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$61,848	$—	$61,848
Belgium	—	33,992	—	33,992
Brazil	18,085	—	—	18,085
Canada	11,699	—	—	11,699
China	—	37,736	—	37,736
Denmark	—	21,068	—	21,068
Finland	—	18,576	514	19,090
France	—	419,210	—	419,210
Germany	—	233,747	—	233,747
Hong Kong	—	68,521	—	68,521
Italy	—	81,412	—	81,412
Japan	—	620,158	—	620,158
Netherlands	—	157,010	—	157,010
Norway	—	33,267	—	33,267
Russia	—	16,412	—	16,412
South Korea	—	17,446	—	17,446
Spain	—	71,271	—	71,271
Sweden	—	52,663	—	52,663
Switzerland	—	137,605	—	137,605
United Kingdom	—	497,940	—	497,940

Total Common Stocks	29,784	2,579,882	514	2,610,180

Preferred Stocks
Germany	—	41,573	—	41,573

Total Preferred Stocks	—	41,573	—	41,573

Short-Term Investment
Investment Company	59,657	—	—	59,657

Total Investments in Securities	$89,441	$2,621,455	$514	$2,711,410

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,984	$—	$6,984

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(26,035)	$—	$(26,035)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.3%
	Australia — 1.7%
1,102	Goodman Group (m)	4,674

	Belgium — 4.0%
81	Solvay S.A. (m)	10,913

	Canada — 1.4%
237	First Quantum Minerals Ltd. (m)	3,803

	China — 2.9%
2,712	China Shenhua Energy Co., Ltd., Class H (m)	7,828

	Denmark — 2.5%
371	Danske Bank A/S (a) (m)	6,825

	Finland — 2.2%
93	Afarak Group OYJ (a) (i) (m)	51
537	UPM-Kymmene OYJ (m)	5,977

		6,028

	France — 15.1%
235	Cie de St-Gobain (m)	10,916
171	European Aeronautic Defence and Space Co. N.V. (m)	10,237
100	Lafarge S.A. (m)	6,401
108	Sodexo (m)	9,849
262	Suez Environnement Co. (m)	3,723

		41,126

	Germany — 7.3%
132	Daimler AG (m)	9,172
98	Deutsche Boerse AG (m)	6,918
188	Deutsche Lufthansa AG (a) (m)	3,767

		19,857

	Hong Kong — 1.2%
1,140	China Overseas Land & Investment Ltd. (m)	3,281

	Japan — 31.2%
225	Bridgestone Corp. (m)	7,960
400	Daiwa House Industry Co., Ltd. (m)	7,346
77	East Japan Railway Co. (m)	6,203
345	Japan Tobacco, Inc. (m)	12,037
1,488	Kawasaki Heavy Industries Ltd. (m)	5,435
315	Mitsui Fudosan Co., Ltd. (m)	9,495
141	Nitto Denko Corp. (m)	7,960
211	Otsuka Holdings Co., Ltd. (m)	6,818
569	Ricoh Co., Ltd. (m)	6,388
546	Sumitomo Electric Industries Ltd. (m)	7,372
362	Yamato Holdings Co., Ltd. (m)	7,936

		84,950

	Netherlands — 1.4%
93	Unilever N.V., CVA (m)	3,717

	Norway — 3.9%
483	Telenor ASA (m)	10,689

	South Korea — 2.0%
5	Samsung Electronics Co., Ltd. (m)	5,458

	Spain — 2.2%
1,091	Iberdrola S.A. (m)	6,040

	Sweden — 2.4%
225	Electrolux AB, Series B, (m)	6,565

	Switzerland — 5.7%
136	Swiss Re AG (a) (m)	10,835
240	UBS AG (a) (m)	4,726

		15,561

	United Kingdom — 6.2%
1,829	Kingfisher plc (m)	11,066
117	SABMiller plc (m)	5,753

		16,819

	Total Common Stocks (Cost $219,104)	254,134

Preferred Stock — 5.1%
	Germany — 5.1%
59	Volkswagen AG (m) (Cost $7,597)	13,998

	Total Investments — 98.4% (Cost $226,701)	268,132
	Other Assets in Excess of Liabilities — 1.6%	4,283

	NET ASSETS — 100.0%	$272,415

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	8.6%
Real Estate Management & Development	7.5
Chemicals	7.0
Tobacco	4.5
Specialty Retail	4.1
Building Products	4.1
Insurance	4.0
Diversified Telecommunication Services	4.0
Aerospace & Defense	3.8
Hotels, Restaurants & Leisure	3.7
Auto Components	3.0
Air Freight & Logistics	3.0
Oil, Gas & Consumable Fuels	3.0
Electrical Equipment	2.8
Diversified Financial Services	2.6
Commercial Banks	2.6
Pharmaceuticals	2.5
Household Durables	2.4
Construction Materials	2.4
Office Electronics	2.4
Road & Rail	2.3
Electric Utilities	2.3
Paper & Forest Products	2.2
Beverages	2.1
Semiconductors & Semiconductor Equipment	2.0
Machinery	2.0
Capital Markets	1.8
Real Estate Investment Trusts (REITs)	1.7
Metals & Mining	1.4
Airlines	1.4
Multi-Utilities	1.4
Food Products	1.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $264,329,000 and 98.6%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,194
Aggregate gross unrealized depreciation	(5,763)

Net unrealized appreciation/depreciation	$41,431

Federal income tax cost of investments	$226,701

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,803	$264,278	$51	$268,132

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a common stock held in Canada. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.2%
	Austria — 0.8%
22	Voestalpine AG (m)	853

	Belgium — 1.1%
19	Delhaize Group S.A. (m)	1,268

	Denmark — 2.5%
35	GN Store Nord A/S (m)	717
40	Pandora A/S (m)	1,603
24	Vestas Wind Systems A/S (a) (m)	482

		2,802

	France — 15.3%
122	AXA S.A. (m)	2,681
15	BNP Paribas S.A. (m)	989
54	Credit Agricole S.A. (a) (m)	514
83	Electricite de France S.A. (m)	2,439
42	European Aeronautic Defence and Space Co. N.V. (m)	2,500
21	Faurecia (a) (m)	548
66	Orange S.A. (m)	651
227	Natixis (m)	1,162
7	Renault S.A. (m)	557
33	Societe Generale S.A. (m)	1,332
13	Teleperformance (m)	645
29	Thales S.A. (m)	1,486
22	Valeo S.A. (m)	1,766

		17,270

	Germany — 10.1%
5	Allianz SE (m)	804
5	Continental AG (m)	847
20	Daimler AG (m)	1,372
13	Deutsche Bank AG	599
40	Deutsche Lufthansa AG (a) (m)	805
68	Deutsche Post AG (m)	1,897
16	Duerr AG (m)	1,065
7	Hannover Rueckversicherung SE (m)	546
10	Merck KGaA (m)	1,669
3	Muenchener Rueckversicherungs AG (m)	555
48	Nordex SE (a) (m)	405
21	Osram Licht AG (a) (m)	813

		11,377

	Ireland — 4.8%
4,190	Bank of Ireland (a) (m)	944
14	DCC plc (m)	555
256	Henderson Group plc (m)	638
28	Ryanair Holdings plc, ADR (m)	1,445
31	Shire plc (m)	1,113
37	Smurfit Kappa Group plc (m)	756

		5,451

	Italy — 2.3%
63	Azimut Holding S.p.A. (m)	1,410
47	Banca Generali S.p.A. (m)	1,185

		2,595

	Netherlands — 6.7%
261	Aegon N.V. (m)	2,009
23	ASML Holding N.V. (m)	2,029
393	PostNL N.V. (a) (m)	1,414
64	Royal Dutch Shell plc, Class A (m)	2,183

		7,635

	Norway — 2.1%
12	Fred Olsen Energy ASA (m)	582
1,297	Marine Harvest ASA (m)	1,309
62	SpareBank 1 SMN (m)	515

		2,406

	Spain — 0.8%
51	Gamesa Corp. Tecnologica S.A. (a) (m)	376
54	Mediaset Espana Comunicacion S.A. (a) (m)	564
1	Repsol S.A. (m)	22

		962

	Sweden — 2.1%
92	Eniro AB (a) (m)	277
24	Intrum Justitia AB (m)	608
55	NCC AB, Class B (m)	1,454

		2,339

	Switzerland — 7.2%
30	Credit Suisse Group AG (a) (m)	867
127	Ferrexpo plc (m)	327
22	Nestle S.A. (m)	1,502
19	Novartis AG (m)	1,343
3	Rieter Holding AG (a) (m)	644
6	Roche Holding AG (m)	1,562
96	UBS AG (a) (m)	1,884

		8,129

	United Kingdom — 38.4%
25	ARM Holdings plc (m)	331
192	Ashtead Group plc (m)	2,056
67	Babcock International Group plc (m)	1,196
164	BAE Systems plc (m)	1,114
188	Barclays plc (m)	822

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
349	Barratt Developments plc (a) (m)	1,729
33	Berkeley Group Holdings plc (m)	1,122
38	BHP Billiton plc (m)	1,083
303	BP plc (m)	2,094
27	British American Tobacco plc (m)	1,414
427	BT Group plc (m)	2,208
134	Countrywide plc (a) (m)	1,244
265	Crest Nicholson Holdings plc (a) (m)	1,346
82	Daily Mail & General Trust plc, Class A (m)	1,003
35	Diageo plc (m)	1,088
77	easyJet plc (m)	1,662
278	GKN plc (m)	1,479
58	GlaxoSmithKline plc (m)	1,490
790	ITV plc (m)	2,032
35	Lancashire Holdings Ltd. (m)	430
1,528	Lloyds Banking Group plc (a) (m)	1,591
44	Micro Focus International plc (m)	530
66	Mondi plc (m)	985
10	Next plc (m)	766
145	Old Mutual plc (m)	427
197	Partnership Assurance Group plc (a) (m)	1,492
82	Persimmon plc (a) (m)	1,536
62	Prudential plc (m)	1,096
15	Reckitt Benckiser Group plc (m)	1,074
62	Rolls-Royce Holdings plc (a) (m)	1,103
11	St. James’s Place plc (m)	100
165	Standard Life plc (m)	953
1,278	Taylor Wimpey plc (m)	2,071
312	Thomas Cook Group plc (a) (m)	727
675	Vodafone Group plc (m)	2,022

		43,416

	Total Common Stocks (Cost $86,622)	106,503

Preferred Stocks — 2.7%
	Germany — 2.7%
33	ProSiebenSat.1 Media AG (m)	1,337
7	Volkswagen AG (m)	1,710

	Total Preferred Stocks (Cost $2,601)	3,047

Short-Term Investment — 4.7%
	Investment Company — 4.7%
5,280	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $5,280)	5,280

	Total Investments — 101.6% (Cost $94,503)	114,830
	Liabilities in Excess of Other Assets — (1.6)%	(1,803)

	NET ASSETS — 100.0%	$113,027

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	9.7%
Commercial Banks	6.9
Household Durables	6.8
Pharmaceuticals	6.2
Capital Markets	5.7
Aerospace & Defense	5.4
Media	4.5
Auto Components	4.0
Oil, Gas & Consumable Fuels	3.7
Airlines	3.4
Automobiles	3.2
Air Freight & Logistics	2.9
Diversified Telecommunication Services	2.5
Food Products	2.4
Electric Utilities	2.1
Semiconductors & Semiconductor Equipment	2.1
Metals & Mining	2.0
Electrical Equipment	1.8
Trading Companies & Distributors	1.8
Wireless Telecommunication Services	1.8
Commercial Services & Supplies	1.6
Machinery	1.5
Textiles, Apparel & Luxury Goods	1.4
Construction & Engineering	1.3
Tobacco	1.2
Food & Staples Retailing	1.1
Real Estate Management & Development	1.1
Others (each less than 1.0%)	7.3
Short-Term Investment	4.6

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	Dow Jones Euro STOXX 50 Index	09/20/13	$1,210	$5
8	FTSE 100 Index	09/20/13	799	2

				$7

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $108,105,000 and 94.1%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,871
Aggregate gross unrealized depreciation	(544)

Net unrealized appreciation/depreciation	$20,327

Federal income tax cost of investments	$94,503

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,725	$108,105	$—	$114,830
Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held daily for daily investments of cash and a certain ADR. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Australia — 5.3%
176	Australia & New Zealand Banking Group Ltd. (m)	4,701
186	BHP Billiton Ltd. (m)	5,811
41	Commonwealth Bank of Australia (m)	2,763
36	Flight Centre Ltd. (m)	1,449
42	Macquarie Group Ltd. (m)	1,657
555	Myer Holdings Ltd. (m)	1,338
148	Suncorp Group Ltd. (m)	1,702
54	Wesfarmers Ltd. (m)	1,963
156	Westfield Group (m)	1,570
164	Westpac Banking Corp. (m)	4,559

		27,513

	Austria — 0.3%
45	Voestalpine AG (m)	1,724

	Belgium — 1.0%
33	Anheuser-Busch InBev N.V. (m)	3,184
28	Delhaize Group S.A. (m)	1,816

		5,000

	Bermuda — 0.3%
23	Signet Jewelers Ltd. (m)	1,686

	China — 1.0%
2,659	China Construction Bank Corp., Class H (m)	1,982
3,124	Industrial & Commercial Bank of China Ltd., Class H (m)	2,052
468	Wynn Macau Ltd. (m)	1,326

		5,360

	Denmark — 0.8%
14	Novo Nordisk A/S, Class B (m)	2,442
48	Pandora A/S (m)	1,935

		4,377

	Finland — 0.3%
195	Stora Enso OYJ, Class R (m)	1,447

	France — 10.2%
241	AXA S.A. (m)	5,315
69	BNP Paribas S.A. (m)	4,476
38	Cap Gemini S.A. (m)	2,084
80	Electricite de France S.A. (m)	2,357
37	European Aeronautic Defence and Space Co. N.V. (m)	2,209
1	Groupe Fnac (a) (m)	26
10	Kering (m)	2,258
31	Lafarge S.A. (m)	1,998
15	Plastic Omnium S.A. (m)	1,052
26	Renault S.A. (m)	2,041
52	Rexel S.A. (m)	1,269
68	Sanofi (m)	7,120
37	Schneider Electric S.A. (m)	2,910
44	Societe Generale S.A. (m)	1,781
37	Teleperformance (m)	1,798
37	Thales S.A. (m)	1,901
115	Total S.A. (m)	6,135
24	Valeo S.A. (m)	1,887
40	Vinci S.A. (m)	2,188
12	Zodiac Aerospace (m)	1,779

		52,584

	Germany — 8.5%
29	Allianz SE (m)	4,590
34	BASF SE (m)	3,000
64	Bayer AG (m)	7,484
22	Bayerische Motoren Werke AG (m)	2,198
15	Bilfinger Berger SE (m)	1,451
13	Continental AG (m)	2,076
31	Daimler AG (m)	2,174
70	Deutsche Bank AG (m)	3,137
85	Deutsche Post AG (m)	2,379
106	Deutsche Telekom AG (m)	1,290
71	Freenet AG (a) (m)	1,689
11	Fresenius SE & Co. KGaA (m)	1,396
32	GEA Group AG (m)	1,319
13	Merck KGaA (m)	2,197
2	Osram Licht AG (a) (m)	68
48	SAP AG (m)	3,503
17	Siemens AG (m)	1,913
40	Stada Arzneimittel AG (m)	1,876

		43,740

	Hong Kong — 2.2%
129	Cheung Kong Holdings Ltd. (m)	1,811
592	China Overseas Land & Investment Ltd. (m)	1,704
447	Hang Lung Properties Ltd. (m)	1,447
193	Hutchison Whampoa Ltd. (m)	2,177
304	Sands China Ltd. (m)	1,643
124	Swire Pacific Ltd., Class A (m)	1,457
136	Wharf Holdings Ltd. (m)	1,164

		11,403

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	India — 0.4%
34	HDFC Bank Ltd., ADR (m)	1,106
167	Yes Bank Ltd. (m)	890

		1,996

	Ireland — 1.1%
124	Glanbia plc (m)	1,625
33	Ryanair Holdings plc, ADR (m)	1,698
106	Smurfit Kappa Group plc (m)	2,140

		5,463

	Italy — 1.2%
70	Azimut Holding S.p.A. (m)	1,564
146	Eni S.p.A. (m)	3,230
266	Mediaset S.p.A. (a) (m)	1,161

		5,955

	Japan — 19.9%
81	Anritsu Corp. (m)	1,010
60	Asahi Group Holdings Ltd. (m)	1,536
35	Astellas Pharma, Inc. (m)	1,883
70	Bridgestone Corp. (m)	2,486
72	Century Tokyo Leasing Corp. (m)	1,977
208	Chiba Bank Ltd. (The) (m)	1,439
207	Daicel Corp. (m)	1,782
72	Daihatsu Motor Co., Ltd. (m)	1,583
45	Daikin Industries Ltd. (m)	1,882
92	Daiwa House Industry Co., Ltd. (m)	1,690
26	East Japan Railway Co. (m)	2,116
367	Fukuoka Financial Group, Inc. (m)	1,653
38	HIS Co., Ltd. (m)	1,832
284	Hitachi Ltd. (m)	1,903
90	Honda Motor Co., Ltd. (m)	3,341
126	Isuzu Motors Ltd. (m)	893
153	ITOCHU Corp. (m)	1,821
77	Japan Tobacco, Inc. (m)	2,695
46	KDDI Corp. (m)	2,540
87	Komatsu Ltd. (m)	1,932
124	Kubota Corp. (m)	1,805
33	Makita Corp. (m)	1,696
251	Marubeni Corp. (m)	1,743
114	Medipal Holdings Corp. (m)	1,414
112	Mitsubishi Corp. (m)	2,042
158	Mitsubishi Electric Corp. (m)	1,532
813	Mitsubishi UFJ Financial Group, Inc. (m)	5,045
60	Mitsui Fudosan Co., Ltd. (m)	1,809
22	Murata Manufacturing Co., Ltd. (m)	1,497
77	Nippon Paint Co., Ltd. (m)	980
40	Nippon Telegraph & Telephone Corp. (m)	2,038
238	Nissan Motor Co., Ltd. (m)	2,487
27	Nitto Denko Corp. (m)	1,521
53	Omron Corp. (m)	1,651
189	ORIX Corp. (m)	2,800
132	Ricoh Co., Ltd. (m)	1,482
19	Ryohin Keikaku Co., Ltd. (m)	1,656
110	Seiko Epson Corp. (m)	1,370
181	Sekisui Chemical Co., Ltd. (m)	1,814
46	Seven & I Holdings Co., Ltd. (m)	1,740
55	Softbank Corp. (m)	3,459
83	Sony Corp. (m)	1,749
119	Sumitomo Corp. (m)	1,586
78	Sumitomo Mitsui Financial Group, Inc. (m)	3,550
345	Sumitomo Mitsui Trust Holdings, Inc. (m)	1,587
105	Sumitomo Rubber Industries Ltd. (m)	1,751
94	T&D Holdings, Inc. (m)	1,185
307	Tokyo Gas Co., Ltd. (m)	1,688
66	Toyoda Gosei Co., Ltd. (m)	1,618
134	Toyota Motor Corp. (m)	8,166

		102,455

	Netherlands — 5.6%
318	Aegon N.V. (m)	2,447
28	ASML Holding N.V. (m)	2,479
297	ING Groep N.V., CVA (a) (m)	3,026
24	Koninklijke DSM N.V. (m)	1,670
70	Koninklijke Philips N.V. (m)	2,227
40	Nutreco N.V. (m)	1,876
304	Royal Dutch Shell plc, Class B (m)	10,744
106	Unilever N.V., CVA (m)	4,255

		28,724

	Norway — 0.8%
129	DNB ASA (m)	2,147
99	Telenor ASA (m)	2,196

		4,343

	Portugal — 0.2%
316	EDP - Energias de Portugal S.A. (m)	1,125

	South Korea — 0.4%
9	Hyundai Motor Co. (m)	1,816

	Spain — 2.7%
60	Amadeus IT Holding S.A., Class A (m)	2,047
233	Banco Bilbao Vizcaya Argentaria S.A. (m)	2,211

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — Continued
68	Endesa S.A. (a) (m)	1,567
102	Ferrovial S.A. (m)	1,734
88	Gas Natural SDG S.A. (m)	1,787
396	Iberdrola S.A. (m)	2,190
91	Repsol S.A. (m)	2,171

		13,707

	Sweden — 2.4%
44	Electrolux AB, Series B, (m)	1,279
70	NCC AB, Class B (m)	1,826
81	Svenska Cellulosa AB, Class B (m)	2,143
52	Svenska Handelsbanken AB, Class A (m)	2,363
221	Telefonaktiebolaget LM Ericsson, Class B (m)	2,613
113	Trelleborg AB, Class B (m)	1,988

		12,212

	Switzerland — 11.5%
125	ABB Ltd. (a) (m)	2,758
30	Actelion Ltd. (a) (m)	1,987
37	Cie Financiere Richemont S.A., Class A (m)	3,626
157	Credit Suisse Group AG (a) (m)	4,614
454	Ferrexpo plc (m)	1,169
3	Galenica AG (m)	2,099
95	GAM Holding AG (a) (m)	1,508
2	Georg Fischer AG (a) (m)	1,020
836	Glencore Xstrata plc (m)	3,531
24	Lonza Group AG (a) (m)	1,858
101	Nestle S.A. (m)	6,868
118	Novartis AG (m)	8,464
143	OC Oerlikon Corp. AG (a) (m)	1,880
38	Roche Holding AG (m)	9,257
4	Swatch Group AG (The) (m)	2,224
206	UBS AG (a) (m)	4,052
9	Zurich Insurance Group AG (a) (m)	2,294

		59,209

	Taiwan — 0.3%
84	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,432

	United Kingdom — 20.2%
175	3i Group plc (m)	1,021
151	ARM Holdings plc (m)	2,032
56	Associated British Foods plc (m)	1,655
343	Aviva plc (m)	1,933
984	Barclays plc (m)	4,299
235	BG Group plc (m)	4,229
21	BHP Billiton plc (m)	590
447	BP plc (m)	3,090
99	British American Tobacco plc (m)	5,265
163	British Land Co. plc (m)	1,480
446	BT Group plc (m)	2,309
195	BTG plc (a) (m)	1,125
71	Burberry Group plc (m)	1,655
349	Centrica plc (m)	2,075
137	Daily Mail & General Trust plc, Class A (m)	1,687
95	Diageo plc (m)	2,968
90	easyJet plc (m)	1,935
260	GlaxoSmithKline plc (m)	6,656
94	Hikma Pharmaceuticals plc (m)	1,593
466	Home Retail Group plc (m)	1,067
735	HSBC Holdings plc (m)	8,348
226	Inchcape plc (m)	1,962
769	ITV plc (m)	1,977
274	J Sainsbury plc (m)	1,639
284	Kingfisher plc (m)	1,719
702	Legal & General Group plc (m)	2,059
2,402	Lloyds Banking Group plc (a) (m)	2,500
214	Meggitt plc (m)	1,783
166	Partnership Assurance Group plc (a) (m)	1,258
99	Persimmon plc (a) (m)	1,867
234	Premier Oil plc (m)	1,287
240	Prudential plc (m)	4,259
99	Rio Tinto plc (m)	4,449
182	St. James’s Place plc (m)	1,704
173	Standard Chartered plc (m)	4,010
1,169	Taylor Wimpey plc (m)	1,895
77	Travis Perkins plc (m)	1,999
2,790	Vodafone Group plc (m)	8,356
108	WPP plc (m)	1,950

		103,685

	Total Common Stocks (Cost $405,164)	496,956

Preferred Stocks — 1.0%
	Germany — 1.0%
20	Henkel AG & Co. KGaA (m)	1,927
13	Volkswagen AG (m)	3,053

	Total Preferred Stocks (Cost $3,041)	4,980

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.9%
	Investment Company — 2.9%
14,864	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $14,864)	14,864

	Total Investments — 100.5% (Cost $423,069)	516,800
	Liabilities in Excess of Other Assets — (0.5)%	(2,354)

	NET ASSETS — 100.0%	$514,446

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.3%
Pharmaceuticals	10.1
Oil, Gas & Consumable Fuels	6.0
Insurance	5.6
Automobiles	5.4
Capital Markets	3.4
Metals & Mining	3.3
Food Products	3.1
Wireless Telecommunication Services	3.1
Textiles, Apparel & Luxury Goods	2.3
Machinery	2.2
Real Estate Management & Development	2.1
Auto Components	2.1
Trading Companies & Distributors	2.0
Chemicals	1.7
Household Durables	1.7
Tobacco	1.5
Diversified Telecommunication Services	1.5
Diversified Financial Services	1.5
Beverages	1.5
Aerospace & Defense	1.5
Electrical Equipment	1.4
Electric Utilities	1.4
Food & Staples Retailing	1.4
Media	1.3
Industrial Conglomerates	1.2
Hotels, Restaurants & Leisure	1.2
Electronic Equipment, Instruments & Components	1.2
Semiconductors & Semiconductor Equipment	1.1
Construction & Engineering	1.1
Others (each less than 1.0%)	11.9
Short-Term Investment	2.9

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $497,700,000 and 96.3% respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,715
Aggregate gross unrealized depreciation	(3,984)

Net unrealized appreciation/depreciation	$93,731

Federal income tax cost of investments	$423,069

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$27,513	$—	$27,513
Austria	—	1,724	—	1,724
Belgium	—	5,000	—	5,000
Bermuda	—	1,686	—	1,686
China	—	5,360	—	5,360
Denmark	—	4,377	—	4,377
Finland	—	1,447	—	1,447
France	—	52,584	—	52,584
Germany	—	43,740	—	43,740
Hong Kong	—	11,403	—	11,403
India	1,106	890	—	1,996
Ireland	1,698	3,765	—	5,463
Italy	—	5,955	—	5,955
Japan	—	102,455	—	102,455
Netherlands	—	28,724	—	28,724
Norway	—	4,343	—	4,343
Portugal	—	1,125	—	1,125
South Korea	—	1,816	—	1,816
Spain	—	13,707	—	13,707
Sweden	—	12,212	—	12,212
Switzerland	—	59,209	—	59,209
Taiwan	1,432	—	—	1,432
United Kingdom	—	103,685	—	103,685

Total Common Stocks	4,236	492,720	—	496,956

Preferred Stocks
Germany	—	4,980	—	4,980

Total Preferred Stocks	—	4,980	—	4,980

Short-Term Investment
Investment Company	14,864	—	—	14,864

Total Investments in Securities	$19,100	$497,700	$—	$516,800

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 88.8%
	Bermuda — 0.5%
49	Wilson Sons Ltd., BDR (m)	551

	Brazil — 46.3%
364	Anhanguera Educacional Participacoes S.A. (m)	2,190
112	Arezzo Industria e Comercio S.A. (m)	1,764
396	Banco Bradesco S.A., ADR (m)	4,842
427	BM&FBovespa S.A. (m)	2,305
69	BRF S.A. (m)	1,481
67	BRF S.A., ADR (m)	1,446
104	Cia de Bebidas das Americas, ADR, Preference Shares (m)	3,913
284	Cia Energetica de Minas Gerais, ADR (m)	2,627
23	Cielo S.A. (m)	574
235	Duratex S.A. (m)	1,338
292	Embraer S.A. (m)	2,465
127	Ez Tec Empreendimentos e Participacoes S.A. (m)	1,520
138	Iochpe-Maxion S.A. (m)	1,530
578	Itau Unibanco Holding S.A., ADR, Preference Shares (m)	7,368
128	Localiza Rent a Car S.A. (m)	1,834
79	Lojas Renner S.A. (m)	2,094
173	LPS Brasil Consultoria de Imoveis S.A. (m)	1,381
95	Mills Estruturas e Servicos de Engenharia S.A. (m)	1,193
158	MRV Engenharia e Participacoes S.A. (m)	454
95	Multiplus S.A. (m)	1,295
326	Odontoprev S.A. (m)	1,342
112	Souza Cruz S.A. (m)	1,343
34	Ultrapar Participacoes S.A. (m)	797
106	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (m)	1,596
139	WEG S.A. (m)	1,702

		50,394

	Chile — 2.8%
3,486	CFR Pharmaceuticals S.A. (m)	760
228	S.A.C.I. Falabella (m)	2,331

		3,091

	Colombia — 1.7%
95	Pacific Rubiales Energy Corp. (m)	1,855

	Luxembourg — 1.7%
41	Tenaris S.A., ADR (m)	1,844

	Mexico — 25.9%
1,133	Alfa S.A.B. de C.V., Class A (m)	2,910
103	America Movil S.A.B. de C.V., Series L, ADR (m)	2,164
255	Cemex S.A.B. de C.V., ADR (a) (m)	2,937
1,539	Compartamos S.A.B. de C.V. (m)	2,785
293	Concentradora Fibra Hotelera Mexicana S.A. de C.V. (m)	576
488	Fibra Uno Administracion S.A. de C.V. (m)	1,557
44	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	4,367
15	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	1,820
425	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	2,698
362	Infraestructura Energetica Nova S.A.B. de C.V. (a) (m)	1,432
744	Mexichem S.A.B. de C.V. (m)	3,481
140	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a) (m)	1,459

		28,186

	Panama — 2.9%
23	Copa Holdings S.A., Class A (m)	3,191

	Peru — 3.8%
22	Credicorp Ltd. (m)	2,619
16	Grana y Montero S.A., ADR (a) (m)	328
40	Intercorp Financial Services, Inc. (m)	1,150

		4,097

	United Kingdom — 1.0%
78	Antofagasta plc (m)	1,042

	United States — 2.2%
45	First Cash Financial Services, Inc. (a) (m)	2,412

	Total Common Stocks (Cost $93,318)	96,663

Preferred Stocks — 9.1%
	Brazil — 8.8%
200	Alpargatas S.A. (m)	1,217
23	Banco Bradesco S.A. (m)	276
274	Banco do Estado do Rio Grande do Sul S.A., Class B (m)	1,818
43	Cia Brasileira de Distribuicao Grupo Pao de Acucar (m)	1,899
402	Itausa—Investimentos Itau S.A. (m)	1,489
240	Marcopolo S.A. (m)	1,369

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Brazil — Continued
71	Telefonica Brasil S.A. (m)	1,519

		9,587

	Chile — 0.3%
10	Sociedad Quimica y Minera de Chile S.A., Class B (m)	283

	Total Preferred Stocks (Cost $11,564)	9,870

Short-Term Investment — 1.4%
	Investment Company — 1.4%
1,520	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.038% (b) (l) (m) (Cost $1,520)	1,520

	Total Investments — 99.3% (Cost $106,402)	108,053
	Other Assets in Excess of Liabilities — 0.7%	772

	NET ASSETS — 100.0%	$108,825

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	19.5%
Beverages	7.7
Consumer Finance	4.8
Machinery	4.3
Multiline Retail	4.1
Chemicals	3.5
Diversified Financial Services	3.2
Airlines	3.0
Textiles, Apparel & Luxury Goods	2.8
Construction Materials	2.7
Food Products	2.7
Industrial Conglomerates	2.7
Commercial Services & Supplies	2.7
Oil, Gas & Consumable Fuels	2.5
Electric Utilities	2.4
Aerospace & Defense	2.3
Transportation Infrastructure	2.2
Diversified Consumer Services	2.0
Wireless Telecommunication Services	2.0
Real Estate Investment Trusts (REITs)	2.0
Household Durables	1.8
Food & Staples Retailing	1.8
Energy Equipment & Services	1.7
Road & Rail	1.7
Construction & Engineering	1.7
Diversified Telecommunication Services	1.4
Gas Utilities	1.3
Real Estate Management & Development	1.3
Tobacco	1.2
Health Care Providers & Services	1.2
Paper & Forest Products	1.2
Trading Companies & Distributors	1.1
Metals & Mining	1.0
Others (each less than 1.0%)	1.1
Short-Term Investment	1.4

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,042,000 and 1.0% respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,654
Aggregate gross unrealized depreciation	(11,003)

Net unrealized appreciation/depreciation	$1,651

Federal income tax cost of investments	$106,402

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$107,011	$1,042	$—	$108,053

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Level 2 consists of a common stock. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.7% (j)
Common Stocks — 86.7%
	Consumer Discretionary — 18.6%
	Internet & Catalog Retail — 1.9%
2,790	HomeAway, Inc. (a)	84,007

	Multiline Retail — 1.5%
1,080	Nordstrom, Inc.	66,139

	Specialty Retail — 11.4%
1,060	GameStop Corp., Class A	52,003
1,655	Home Depot, Inc. (The)	130,795
390	O’Reilly Automotive, Inc. (a)	48,851
560	Tiffany & Co.	44,526
1,020	Tractor Supply Co.	123,553
1,940	Williams-Sonoma, Inc.	114,188

		513,916

	Textiles, Apparel & Luxury Goods — 3.8%
700	Lululemon Athletica, Inc., (Canada) (a)	48,699
939	Michael Kors Holdings Ltd., (Hong Kong) (a)	63,232
1,070	Wolverine World Wide, Inc.	61,536

		173,467

	Total Consumer Discretionary	837,529

	Energy — 6.2%
	Energy Equipment & Services — 1.6%
882	Oceaneering International, Inc.	71,521

	Oil, Gas & Consumable Fuels — 4.6%
813	Cabot Oil & Gas Corp.	61,642
810	Concho Resources, Inc. (a)	72,649
950	Range Resources Corp.	75,145

		209,436

	Total Energy	280,957

	Health Care — 23.7%
	Biotechnology — 5.6%
1,132	Aegerion Pharmaceuticals, Inc. (a)	103,680
4,110	Exact Sciences Corp. (a)	56,389
5,312	Keryx Biopharmaceuticals, Inc. (a)	48,339
340	Onyx Pharmaceuticals, Inc. (a)	44,642

		253,050

	Health Care Equipment & Supplies — 6.3%
21,066	Imris, Inc., (Canada) (a)	57,300
6,762	Novadaq Technologies, Inc., (Canada) (a)	92,639
662	Sirona Dental Systems, Inc. (a)	46,737
30,657	Unilife Corp. (a)	86,453

		283,129

	Health Care Providers & Services — 6.4%
1,889	Acadia Healthcare Co., Inc. (a)	69,648
2,538	Brookdale Senior Living, Inc. (a)	73,907
1,290	Health Net, Inc. (a)	39,564
1,172	Humana, Inc.	106,957

		290,076

	Life Sciences Tools & Services — 2.0%
5,089	Fluidigm Corp. (a)	90,381

	Pharmaceuticals — 3.4%
5,230	Nektar Therapeutics (a)	58,628
985	Valeant Pharmaceuticals International, Inc. (a)	92,196

		150,824

	Total Health Care	1,067,460

	Industrials — 23.2%
	Building Products — 1.9%
2,057	Fortune Brands Home & Security, Inc.	84,975

	Construction & Engineering — 2.1%
1,501	Fluor Corp.	93,903

	Electrical Equipment — 1.3%
1,420	Generac Holdings, Inc.	61,557

	Industrial Conglomerates — 2.5%
1,650	Carlisle Cos., Inc.	111,771

	Machinery — 3.0%
1,917	Pall Corp.	134,113

	Marine — 3.2%
1,690	Kirby Corp. (a)	142,737

	Road & Rail — 5.3%
851	Canadian Pacific Railway Ltd., (Canada)	104,571
1,790	J.B. Hunt Transport Services, Inc.	134,125

		238,696

	Trading Companies & Distributors — 3.9%
3,020	HD Supply Holdings, Inc. (a)	64,567
1,384	MSC Industrial Direct Co., Inc., Class A	112,035

		176,602

	Total Industrials	1,044,354

	Information Technology — 10.2%
	Communications Equipment — 2.0%
1,802	Palo Alto Networks, Inc. (a)	88,190

	Semiconductors & Semiconductor Equipment — 0.8%
920	ARM Holdings plc, (United Kingdom), ADR	36,938

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 7.4%
2,203	Imperva, Inc. (a)	111,516
2,850	Infoblox, Inc. (a)	93,195
860	Red Hat, Inc. (a)	44,522
1,695	Splunk, Inc. (a)	84,767

		334,000

	Total Information Technology	459,128

	Materials — 4.8%
	Chemicals — 4.8%
841	PPG Industries, Inc.	134,930
460	Sherwin-Williams Co. (The)	80,118

	Total Materials	215,048

	Total Common Stocks (Cost $3,049,143)	3,904,476

Short-Term Investment — 13.0%
	Investment Company — 13.0%
584,138	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $584,138)	584,138

	Total Investments — 99.7% (Cost $3,633,281)	4,488,614
	Other Assets in Excess of Liabilities — 0.3%	13,497

	NET ASSETS — 100.0%	$4,502,111

Short Positions — 37.4%
Common Stocks — 32.3%
	Consumer Discretionary — 8.2%
	Hotels, Restaurants & Leisure — 2.9%
1,130	BJ’s Restaurants, Inc. (a)	40,273
2,200	Norwegian Cruise Line Holdings Ltd. (a)	66,572
720	Six Flags Entertainment Corp.	26,489

		133,334

	Media — 0.6%
1,070	DreamWorks Animation SKG, Inc., Class A (a)	26,493

	Specialty Retail — 3.3%
1,130	Dick’s Sporting Goods, Inc.	58,093
2,250	hhgregg, Inc. (a)	35,302
927	Hibbett Sports, Inc. (a)	54,369

		147,764

	Textiles, Apparel & Luxury Goods — 1.4%
1,160	Coach, Inc.	61,631

	Total Consumer Discretionary	369,222

	Consumer Staples — 1.0%
	Food & Staples Retailing — 1.0%
1,250	Sysco Corp.	43,137

	Energy — 3.7%
	Energy Equipment & Services — 0.9%
2,852	Weatherford International Ltd., (Switzerland) (a)	39,814

	Oil, Gas & Consumable Fuels — 2.8%
2,822	Bill Barrett Corp. (a)	63,269
3,931	Comstock Resources, Inc.	65,923

		129,192

	Total Energy	169,006

	Health Care — 10.6%
	Biotechnology — 1.2%
1,426	Genomic Health, Inc. (a)	50,823

	Health Care Equipment & Supplies — 6.2%
1,593	ABIOMED, Inc. (a)	39,952
450	HeartWare International, Inc. (a)	41,589
1,332	Quidel Corp. (a)	35,658
508	St. Jude Medical, Inc.	26,614
647	Varian Medical Systems, Inc. (a)	46,908
1,071	Zimmer Holdings, Inc.	89,407

		280,128

	Health Care Providers & Services — 0.6%
395	Universal Health Services, Inc., Class B	27,630

	Life Sciences Tools & Services — 1.6%
9,951	Affymetrix, Inc. (a)	37,814
1,659	QIAGEN N.V., (Netherlands) (a)	34,673

		72,487

	Pharmaceuticals — 1.0%
1,136	Hospira, Inc. (a)	46,235

	Total Health Care	477,303

	Industrials — 6.3%
	Air Freight & Logistics — 1.5%
1,142	C.H. Robinson Worldwide, Inc.	68,086

	Machinery — 4.8%
510	Caterpillar, Inc.	42,284
1,165	Donaldson Co., Inc.	42,231
2,865	Harsco Corp.	73,803

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
1,323	Kennametal, Inc.	57,339

		215,657

	Total Industrials	283,743

	Information Technology — 1.8%
	Internet Software & Services — 0.8%
210	Equinix, Inc. (a)	37,664

	IT Services — 1.0%
230	International Business Machines Corp.	44,859

	Total Information Technology	82,523

	Materials — 0.7%
	Metals & Mining — 0.7%
1,569	Cliffs Natural Resources, Inc.	30,611

	Total Common Stocks (Cost $1,405,768)	1,455,545

Investment Company — 5.1%
2,190	iShares Russell 2000 ETF (Cost $212,031)	227,037

	Total Short Positions (Proceeds $1,617,799)	$1,682,582

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$903,849
Aggregate gross unrealized depreciation	(48,516)

Net unrealized appreciation/depreciation	$855,333

Federal income tax cost of investments	$3,633,281

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,488,614	$—	$—	$4,488,614
Total Liabilities in Securities Sold Short (a)	$(1,682,582)	$—	$—	$(1,682,582)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 109.2% (j)
Common Stocks — 109.2%
		Consumer Discretionary — 18.2%
		Auto Components — 1.6%
20		Johnson Controls, Inc.	790
5		TRW Automotive Holdings Corp. (a)	339

			1,129

		Automobiles — 2.0%
39		General Motors Co. (a)	1,390

		Hotels, Restaurants & Leisure — 0.7%
9		Royal Caribbean Cruises Ltd.	324
3		Yum! Brands, Inc.	196

			520

		Household Durables — 0.9%
6		Lennar Corp., Class A	196
—	(h)	NVR, Inc. (a)	130
18		PulteGroup, Inc. (a)	299

			625

		Internet & Catalog Retail — 1.7%
3		Amazon.com, Inc. (a)	798
3		Expedia, Inc.	137
—	(h)	priceline.com, Inc. (a)	228

			1,163

		Media — 7.1%
21		CBS Corp. (Non-Voting), Class B	1,095
10		Comcast Corp., Class A	469
8		DISH Network Corp., Class A	360
3		Time Warner Cable, Inc.	350
43		Time Warner, Inc.	2,672

			4,946

		Multiline Retail — 0.8%
8		Target Corp.	569

		Specialty Retail — 2.4%
1		AutoZone, Inc. (a)	291
5		Home Depot, Inc. (The)	359
8		Lowe’s Cos., Inc.	352
5		Ross Stores, Inc.	324
6		TJX Cos., Inc.	325

			1,651

		Textiles, Apparel & Luxury Goods — 1.0%
3		Lululemon Athletica, Inc., (Canada) (a)	213
3		V.F. Corp.	510

			723

		Total Consumer Discretionary	12,716

		Consumer Staples — 9.6%
		Beverages — 3.0%
10		Coca-Cola Co. (The)	408
30		Coca-Cola Enterprises, Inc.	1,137
6		Dr. Pepper Snapple Group, Inc.	262
4		PepsiCo, Inc.	308

			2,115

		Food & Staples Retailing — 0.7%
7		CVS Caremark Corp.	459

		Food Products — 2.2%
16		Archer-Daniels-Midland Co.	591
6		General Mills, Inc.	313
21		Mondelez International, Inc., Class A	672

			1,576

		Household Products — 2.2%
5		Clorox Co. (The)	417
11		Kimberly-Clark Corp.	1,119

			1,536

		Tobacco — 1.5%
12		Philip Morris International, Inc.	1,036

		Total Consumer Staples	6,722

		Energy — 3.8%
		Energy Equipment & Services — 1.6%
6		Ensco plc, (United Kingdom), Class A	365
2		National Oilwell Varco, Inc.	107
8		Schlumberger Ltd.	627

			1,099

		Oil, Gas & Consumable Fuels — 2.2%
3		Anadarko Petroleum Corp.	236
2		Apache Corp.	172
3		ConocoPhillips	173
5		Marathon Petroleum Corp.	360
3		Occidental Petroleum Corp.	285
10		Williams Cos., Inc. (The)	353

			1,579

		Total Energy	2,678

		Financials — 23.2%
		Capital Markets — 3.2%
2		Goldman Sachs Group, Inc. (The)	377
10		Invesco Ltd.	320
23		Morgan Stanley	627
7		State Street Corp.	506
14		TD Ameritrade Holding Corp.	381

			2,211

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Commercial Banks — 4.2%
14	BB&T Corp.	503
6	CIT Group, Inc. (a)	285
16	Comerica, Inc.	692
17	SunTrust Banks, Inc.	599
19	Wells Fargo & Co.	834

		2,913

	Consumer Finance — 0.5%
5	Capital One Financial Corp.	371

	Diversified Financial Services — 2.6%
53	Bank of America Corp.	771
16	Citigroup, Inc.	834
1	IntercontinentalExchange, Inc. (a)	214

		1,819

	Insurance — 6.1%
17	ACE Ltd., (Switzerland)	1,544
4	Aflac, Inc. (m)	255
4	Aon plc, (United Kingdom)	279
4	Everest Re Group Ltd., (Bermuda)	473
16	Hartford Financial Services Group, Inc.	502
20	MetLife, Inc.	989
3	PartnerRe Ltd., (Bermuda)	266

		4,308

	Real Estate Investment Trusts (REITs) — 6.6%
11	Apartment Investment & Management Co., Class A	311
2	Boston Properties, Inc.	228
17	Brandywine Realty Trust	242
5	Camden Property Trust	341
12	CBL & Associates Properties, Inc.	265
21	Cousins Properties, Inc.	219
9	CubeSmart	152
4	Digital Realty Trust, Inc.	201
4	General Growth Properties, Inc.	74
9	HCP, Inc.	383
10	Highwoods Properties, Inc.	369
26	Host Hotels & Resorts, Inc.	468
11	Kimco Realty Corp.	256
5	Post Properties, Inc.	252
6	Prologis, Inc.	240
4	Simon Property Group, Inc.	605

		4,606

	Total Financials	16,228

	Health Care — 13.6%
	Biotechnology — 4.3%
4	Alexion Pharmaceuticals, Inc. (a)	416
5	Biogen Idec, Inc. (a)	1,104
6	Celgene Corp. (a)	865
2	Onyx Pharmaceuticals, Inc. (a)	225
5	Vertex Pharmaceuticals, Inc. (a)	403

		3,013

	Health Care Equipment & Supplies — 2.0%
3	Baxter International, Inc.	230
14	CareFusion Corp. (a)	549
11	Covidien plc, (Ireland)	662

		1,441

	Health Care Providers & Services — 2.7%
6	DaVita HealthCare Partners, Inc. (a)	664
6	Humana, Inc.	561
9	UnitedHealth Group, Inc.	675

		1,900

	Health Care Technology — 0.4%
6	Cerner Corp. (a)	270

	Life Sciences Tools & Services — 0.6%
2	Mettler-Toledo International, Inc. (a)	415

	Pharmaceuticals — 3.6%
2	Allergan, Inc.	138
17	Bristol-Myers Squibb Co.	724
14	Johnson & Johnson	1,342
3	Valeant Pharmaceuticals International, Inc. (a)	290

		2,494

	Total Health Care	9,533

	Industrials — 12.8%
	Aerospace & Defense — 4.1%
15	Honeywell International, Inc.	1,216
15	United Technologies Corp.	1,632

		2,848

	Building Products — 0.5%
17	Masco Corp.	354

	Construction & Engineering — 1.7%
19	Fluor Corp.	1,187

	Electrical Equipment — 1.8%
20	Emerson Electric Co.	1,245

	Machinery — 1.7%
16	PACCAR, Inc.	886

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Machinery — Continued
4	SPX Corp.	323

		1,209

	Road & Rail — 2.5%
37	CSX Corp.	918
2	Norfolk Southern Corp.	162
4	Union Pacific Corp.	687

		1,767

	Trading Companies & Distributors — 0.5%
1	W.W. Grainger, Inc.	359

	Total Industrials	8,969

	Information Technology — 18.0%
	Communications Equipment — 1.4%
20	Cisco Systems, Inc.	522
7	QUALCOMM, Inc.	432

		954

	Internet Software & Services — 4.3%
10	eBay, Inc. (a)	509
3	Google, Inc., Class A (a)	2,325
1	LinkedIn Corp., Class A (a)	185

		3,019

	IT Services — 1.0%
1	Alliance Data Systems Corp. (a)	253
2	Cognizant Technology Solutions Corp., Class A (a)	168
2	Visa, Inc., Class A	310

		731

	Semiconductors & Semiconductor Equipment — 8.7%
54	Applied Materials, Inc.	887
3	ASML Holding N.V., (Netherlands)	255
30	Avago Technologies Ltd., (Singapore)	1,106
28	Broadcom Corp., Class A	780
21	Freescale Semiconductor Ltd. (a)	332
9	KLA-Tencor Corp.	546
23	Lam Research Corp. (a)	1,133
36	ON Semiconductor Corp. (a)	299
17	Xilinx, Inc.	778

		6,116

	Software — 2.6%
9	Adobe Systems, Inc. (a) (m)	404
4	Citrix Systems, Inc. (a)	314
10	Microsoft Corp.	329
11	Oracle Corp.	371
1	Splunk, Inc. (a)	69
4	VMware, Inc., Class A (a)	302

		1,789

	Total Information Technology	12,609

	Materials — 4.8%
	Chemicals — 3.1%
11	Air Products & Chemicals, Inc. (m)	1,232
14	Axiall Corp.	606
10	Dow Chemical Co. (The)	353

		2,191

	Containers & Packaging — 0.2%
1	Rock Tenn Co., Class A	99

	Metals & Mining — 1.1%
74	Alcoa, Inc. (m)	590
45	Alumina Ltd., (Australia), ADR (a)	157
2	Walter Energy, Inc.	17

		764

	Paper & Forest Products — 0.4%
6	International Paper Co.	268

	Total Materials	3,322

	Utilities — 5.2%
	Electric Utilities — 3.4%
18	Edison International	914
12	NextEra Energy, Inc.	1,013
16	Xcel Energy, Inc.	471

		2,398

	Multi-Utilities — 1.8%
2	DTE Energy Co.	106
13	NiSource, Inc.	392
8	Sempra Energy	715

		1,213

	Total Utilities	3,611

	Total Common Stocks (Cost $61,265)	76,388

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
23	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $23)	23

	Total Investments — 109.2% (Cost $61,288)	76,411
	Liabilities in Excess of Other Assets — (9.2)%	(6,421)

	NET ASSETS — 100.0%	$69,990

Short Positions — 82.6%
Common Stocks — 82.6%
	Consumer Discretionary — 10.7%
	Auto Components — 0.7%
4	Autoliv, Inc., (Sweden)	296
10	Gentex Corp.	217

		513

	Automobiles — 0.9%
38	Ford Motor Co.	648

	Hotels, Restaurants & Leisure — 0.9%
2	Choice Hotels International, Inc.	102
6	Darden Restaurants, Inc.	291
5	Hyatt Hotels Corp., Class A (a)	241

		634

	Internet & Catalog Retail — 1.2%
25	Groupon, Inc. (a)	218
3	Netflix, Inc. (a)	638

		856

	Leisure Equipment & Products — 0.6%
8	Hasbro, Inc.	380

	Media — 5.6%
2	AMC Networks, Inc., Class A (a)	111
4	Discovery Communications, Inc., Class A (a)	283
19	Interpublic Group of Cos., Inc. (The)	306
18	News Corp., Class B (a)	289
11	Omnicom Group, Inc.	733
12	Scripps Networks Interactive, Inc., Class A	856
18	Twenty-First Century Fox, Inc., Class B	545
1	Washington Post Co. (The), Class B	768

		3,891

	Multiline Retail — 0.3%
4	Kohl’s Corp.	237

	Specialty Retail — 0.5%
2	Bed Bath & Beyond, Inc. (a)	158
4	CarMax, Inc. (a)	178

		336

	Total Consumer Discretionary	7,495

	Consumer Staples — 7.8%
	Beverages — 0.8%
8	Brown-Forman Corp., Class B	558

	Food & Staples Retailing — 1.0%
7	Safeway, Inc.	178
16	Sysco Corp.	547

		725

	Food Products — 2.7%
5	Campbell Soup Co.	222
13	Hershey Co. (The)	1,271
5	Mead Johnson Nutrition Co.	380

		1,873

	Household Products — 1.0%
11	Church & Dwight Co., Inc.	688

	Personal Products — 0.9%
10	Estee Lauder Cos., Inc. (The), Class A	638

	Tobacco — 1.4%
27	Altria Group, Inc.	960

	Total Consumer Staples	5,442

	Energy — 3.8%
	Energy Equipment & Services — 0.8%
3	Diamond Offshore Drilling, Inc.	179
13	Nabors Industries Ltd., (Bermuda)	194
4	Tenaris S.A., (Luxembourg), ADR	191

		564

	Oil, Gas & Consumable Fuels — 3.0%
7	CONSOL Energy, Inc.	207
4	Devon Energy Corp.	209
7	Exxon Mobil Corp.	619
5	Southwestern Energy Co. (a)	194
11	Spectra Energy Corp.	404
6	TransCanada Corp., (Canada)	255
11	WPX Energy, Inc. (a)	204

		2,092

	Total Energy	2,656

	Financials — 17.9%
	Capital Markets — 1.5%
2	Ameriprise Financial, Inc.	149

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Capital Markets — Continued
1	BlackRock, Inc.	262
5	Federated Investors, Inc., Class B	149
10	Franklin Resources, Inc.	500

		1,060

	Commercial Banks — 2.7%
13	BancorpSouth, Inc.	262
7	Bank of Hawaii Corp.	366
6	Commerce Bancshares, Inc.	266
9	Trustmark Corp.	243
8	UMB Financial Corp.	458
31	Valley National Bancorp	318

		1,913

	Consumer Finance — 0.3%
5	Discover Financial Services	223

	Insurance — 6.3%
8	Allstate Corp. (The)	415
8	American International Group, Inc. (a)	384
10	Arch Capital Group Ltd., (Bermuda) (a)	528
3	Assurant, Inc.	154
7	Chubb Corp. (The)	616
3	Principal Financial Group, Inc.	150
26	Progressive Corp. (The)	672
7	Torchmark Corp.	489
6	Travelers Cos., Inc. (The)	515
11	W.R. Berkley Corp.	461

		4,384

	Real Estate Investment Trusts (REITs) — 6.1%
7	Corporate Office Properties Trust	176
73	DCT Industrial Trust, Inc.	552
13	DDR Corp.	230
6	EastGroup Properties, Inc.	379
9	Health Care REIT, Inc.	566
20	Hudson Pacific Properties, Inc.	443
6	Macerich Co. (The)	377
7	Realty Income Corp.	325
13	Senior Housing Properties Trust	339
13	UDR, Inc.	316
18	Weingarten Realty Investors	555

		4,258

	Real Estate Management & Development — 1.0%
40	Brookfield Office Properties, Inc.	672

	Total Financials	12,510

	Health Care — 9.3%
	Biotechnology — 1.0%
5	Amgen, Inc.	550
2	United Therapeutics Corp. (a)	137

		687

	Health Care Equipment & Supplies — 3.4%
3	Becton, Dickinson & Co.	269
3	C.R. Bard, Inc.	396
1	Edwards Lifesciences Corp. (a)	80
10	Medtronic, Inc.	561
6	Varian Medical Systems, Inc. (a)	448
7	Zimmer Holdings, Inc.	625

		2,379

	Health Care Providers & Services — 1.5%
3	Laboratory Corp. of America Holdings (a)	288
6	Tenet Healthcare Corp. (a)	290
5	WellPoint, Inc.	430

		1,008

	Pharmaceuticals — 3.4%
7	AbbVie, Inc.	326
17	Eli Lilly & Co.	906
11	Hospira, Inc. (a)	445
25	Pfizer, Inc.	729

		2,406

	Total Health Care	6,480

	Industrials — 12.6%
	Aerospace & Defense — 3.6%
5	Boeing Co. (The)	503
11	Lockheed Martin Corp.	1,372
7	Raytheon Co.	482
7	Textron, Inc.	192

		2,549

	Air Freight & Logistics — 0.4%
4	United Parcel Service, Inc., Class B	305

	Commercial Services & Supplies — 0.2%
3	ADT Corp. (The) (a)	124

	Electrical Equipment — 1.1%
8	Rockwell Automation, Inc.	760

	Industrial Conglomerates — 2.6%
3	3M Co.	367
7	Danaher Corp.	453
41	General Electric Co.	1,008

		1,828

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Machinery — 2.7%
6	Caterpillar, Inc.	529
9	Dover Corp.	777
5	Illinois Tool Works, Inc.	387
3	Ingersoll-Rand plc, (Ireland)	180

		1,873

	Road & Rail — 1.5%
25	Heartland Express, Inc.	362
20	Knight Transportation, Inc.	339
14	Werner Enterprises, Inc.	346

		1,047

	Trading Companies & Distributors — 0.5%
7	Fastenal Co.	332

	Total Industrials	8,818

	Information Technology — 8.9%
	Communications Equipment — 0.2%
6	Juniper Networks, Inc. (a)	123

	Computers & Peripherals — 0.6%
6	Seagate Technology plc, (Ireland)	233
3	Western Digital Corp.	178

		411

	Internet Software & Services — 0.3%
7	AOL, Inc. (a)	251

	IT Services — 0.8%
6	Automatic Data Processing, Inc.	396
4	Paychex, Inc.	176

		572

	Semiconductors & Semiconductor Equipment — 6.1%
12	Analog Devices, Inc.	575
39	Intel Corp.	909
14	Linear Technology Corp.	561
26	Microchip Technology, Inc.	1,049
19	NVIDIA Corp.	280
40	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	683
12	Teradyne, Inc. (a)	198

		4,255

	Software — 0.9%
24	Electronic Arts, Inc. (a)	626

	Total Information Technology	6,238

	Materials — 6.2%
	Chemicals — 3.8%
9	Cabot Corp.	362
10	OM Group, Inc. (a)	316
10	Praxair, Inc.	1,190
6	Sigma-Aldrich Corp.	502
4	Valspar Corp. (The)	291

		2,661

	Construction Materials — 0.1%
1	Vulcan Materials Co.	67

	Containers & Packaging — 0.2%
5	MeadWestvaco Corp.	172

	Metals & Mining — 1.9%
36	Cliffs Natural Resources, Inc.	710
8	Nucor Corp.	390
19	Vale S.A., (Brazil), ADR	257

		1,357

	Paper & Forest Products — 0.2%
2	Domtar Corp., (Canada)	114

	Total Materials	4,371

	Utilities — 5.4%
	Electric Utilities — 2.8%
5	Entergy Corp.	359
15	FirstEnergy Corp.	574
23	Southern Co. (The)	1,011

		1,944

	Gas Utilities — 0.5%
3	National Fuel Gas Co.	172
4	ONEOK, Inc.	207

		379

	Multi-Utilities — 2.1%
10	Consolidated Edison, Inc.	570
14	Public Service Enterprise Group, Inc.	466
10	Wisconsin Energy Corp.	429

		1,465

	Total Utilities	3,788

	Total Short Positions (Proceeds $49,456)	$57,798

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,732
Aggregate gross unrealized depreciation	(609)

Net unrealized appreciation/depreciation	$15,123

Federal income tax cost of investments	$61,288

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$76,411	$—	$—	$76,411
Total Liabilities (a)	$(57,798)	$—	$—	$(57,798)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.5% (j)
Common Stocks — 95.3%
	Consumer Discretionary — 15.3%
	Auto Components — 1.8%
216	Johnson Controls, Inc.	8,674
18	Magna International, Inc., (Canada)	1,361
46	TRW Automotive Holdings Corp. (a)	3,365

		13,400

	Automobiles — 1.4%
296	General Motors Co. (a)	10,632

	Hotels, Restaurants & Leisure — 0.6%
64	Royal Caribbean Cruises Ltd.	2,430
22	Yum! Brands, Inc.	1,634

		4,064

	Household Durables — 0.7%
62	Lennar Corp., Class A	2,113
1	NVR, Inc. (a)	648
132	PulteGroup, Inc.	2,192

		4,953

	Internet & Catalog Retail — 1.5%
27	Amazon.com, Inc. (a)	8,238
24	Expedia, Inc.	1,112
2	priceline.com, Inc. (a)	1,839

		11,189

	Media — 5.8%
150	CBS Corp. (Non-Voting), Class B	7,921
82	Comcast Corp., Class A	3,706
81	DISH Network Corp., Class A	3,594
32	Time Warner Cable, Inc.	3,650
381	Time Warner, Inc.	23,702

		42,573

	Multiline Retail — 0.4%
45	Target Corp.	3,185

	Specialty Retail — 2.4%
8	AutoZone, Inc. (a)	3,364
49	Home Depot, Inc. (The)	3,873
70	Lowe’s Cos., Inc.	3,116
62	Ross Stores, Inc.	4,190
65	TJX Cos., Inc.	3,398

		17,941

	Textiles, Apparel & Luxury Goods — 0.7%
32	Lululemon Athletica, Inc., (Canada) (a)	2,219
14	V.F. Corp.	2,798

		5,017

	Total Consumer Discretionary	112,954

	Consumer Staples — 8.5%
	Beverages — 2.6%
147	Coca-Cola Co. (The)	5,908
249	Coca-Cola Enterprises, Inc.	9,359
37	Dr. Pepper Snapple Group, Inc.	1,729
29	PepsiCo, Inc.	2,439

		19,435

	Food & Staples Retailing — 0.7%
80	CVS Caremark Corp.	4,896

	Food Products — 2.2%
197	Archer-Daniels-Midland Co.	7,166
51	General Mills, Inc.	2,636
193	Mondelez International, Inc., Class A	6,026

		15,828

	Household Products — 1.7%
38	Clorox Co. (The)	3,257
73	Kimberly-Clark Corp.	7,163
25	Procter & Gamble Co. (The)	2,032

		12,452

	Tobacco — 1.3%
109	Philip Morris International, Inc.	9,685

	Total Consumer Staples	62,296

	Energy — 3.5%
	Energy Equipment & Services — 1.4%
64	Ensco plc, (United Kingdom), Class A	3,676
20	National Oilwell Varco, Inc.	1,403
68	Schlumberger Ltd.	5,522

		10,601

	Oil, Gas & Consumable Fuels — 2.1%
28	Anadarko Petroleum Corp.	2,514
15	Apache Corp.	1,228
43	ConocoPhillips	2,789
52	Marathon Petroleum Corp.	3,813
24	Occidental Petroleum Corp.	2,149
88	Williams Cos., Inc. (The)	3,000

		15,493

	Total Energy	26,094

	Financials — 18.9%
	Capital Markets — 2.8%
15	Goldman Sachs Group, Inc. (The)	2,452

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
129	Invesco Ltd.	4,149
181	Morgan Stanley	4,914
63	State Street Corp.	4,362
177	TD Ameritrade Holding Corp.	4,779

		20,656

	Commercial Banks — 3.6%
99	BB&T Corp.	3,526
36	CIT Group, Inc. (a)	1,804
114	Comerica, Inc.	4,837
137	SunTrust Banks, Inc.	4,777
28	SVB Financial Group (a)	2,433
211	Wells Fargo & Co.	9,187

		26,564

	Consumer Finance — 0.5%
52	Capital One Financial Corp.	3,568

	Diversified Financial Services — 2.0%
472	Bank of America Corp.	6,886
108	Citigroup, Inc.	5,654
14	IntercontinentalExchange, Inc. (a)	2,481

		15,021

	Insurance — 5.7%
153	ACE Ltd., (Switzerland)	13,977
39	Aflac, Inc.	2,381
45	Aon plc, (United Kingdom)	3,017
39	Everest Re Group Ltd., (Bermuda)	5,248
149	Hartford Financial Services Group, Inc.	4,595
226	MetLife, Inc.	10,923
24	PartnerRe Ltd., (Bermuda)	2,185

		42,326

	Real Estate Investment Trusts (REITs) — 4.3%
79	Apartment Investment & Management Co., Class A	2,310
28	Boston Properties, Inc.	2,951
118	Brandywine Realty Trust	1,640
31	Camden Property Trust	2,166
86	CBL & Associates Properties, Inc.	1,960
226	Cousins Properties, Inc.	2,320
78	CubeSmart	1,260
31	Digital Realty Trust, Inc.	1,715
36	General Growth Properties, Inc.	738
49	HCP, Inc.	2,164
105	Highwoods Properties, Inc.	3,814
83	Kimco Realty Corp.	1,868
56	Post Properties, Inc.	2,607
25	Simon Property Group, Inc.	3,980

		31,493

	Total Financials	139,628

	Health Care — 11.2%
	Biotechnology — 4.2%
40	Alexion Pharmaceuticals, Inc. (a)	4,591
48	Biogen Idec, Inc. (a)	10,448
65	Celgene Corp. (a)	9,493
17	Onyx Pharmaceuticals, Inc. (a)	2,219
56	Vertex Pharmaceuticals, Inc. (a)	4,429

		31,180

	Health Care Equipment & Supplies — 1.5%
16	Baxter International, Inc.	1,176
102	CareFusion Corp. (a)	3,926
101	Covidien plc, (Ireland)	6,197

		11,299

	Health Care Providers & Services — 2.2%
60	DaVita HealthCare Partners, Inc. (a)	6,961
40	Humana, Inc.	3,660
73	UnitedHealth Group, Inc.	5,282

		15,903

	Health Care Technology — 0.3%
46	Cerner Corp. (a)	2,274

	Life Sciences Tools & Services — 0.6%
19	Mettler-Toledo International, Inc. (a)	4,147

	Pharmaceuticals — 2.4%
12	Allergan, Inc.	1,130
83	Bristol-Myers Squibb Co.	3,571
113	Johnson & Johnson	10,519
25	Valeant Pharmaceuticals International, Inc. (a)	2,368

		17,588

	Total Health Care	82,391

	Industrials — 13.1%
	Aerospace & Defense — 4.7%
150	Honeywell International, Inc.	12,447
212	United Technologies Corp.	22,354

		34,801

	Building Products — 0.4%
153	Masco Corp.	3,131

	Construction & Engineering — 1.5%
178	Fluor Corp.	11,111

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Electrical Equipment — 1.7%
203	Emerson Electric Co.	12,458

	Machinery — 1.7%
158	PACCAR, Inc.	8,915
46	SPX Corp.	3,523

		12,438

	Road & Rail — 2.6%
418	CSX Corp.	10,372
18	Norfolk Southern Corp.	1,309
46	Union Pacific Corp.	7,311

		18,992

	Trading Companies & Distributors — 0.5%
14	W.W. Grainger, Inc.	3,539

	Total Industrials	96,470

	Information Technology — 14.6%
	Communications Equipment — 1.4%
229	Cisco Systems, Inc.	5,843
71	QUALCOMM, Inc.	4,609

		10,452

	Internet Software & Services — 3.6%
102	eBay, Inc. (a)	5,272
21	Google, Inc., Class A (a)	18,995
10	LinkedIn Corp., Class A (a)	2,018

		26,285

	IT Services — 1.1%
9	Alliance Data Systems Corp. (a)	1,760
27	Cognizant Technology Solutions Corp., Class A (a)	1,926
93	Genpact Ltd., (Bermuda)	1,888
14	Visa, Inc., Class A	2,496

		8,070

	Semiconductors & Semiconductor Equipment — 6.7%
420	Applied Materials, Inc.	6,857
29	ASML Holding N.V., (Netherlands)	2,608
288	Avago Technologies Ltd., (Singapore)	10,564
249	Broadcom Corp., Class A	6,851
178	Freescale Semiconductor Ltd. (a)	2,795
72	KLA-Tencor Corp.	4,192
210	Lam Research Corp. (a)	10,316
181	ON Semiconductor Corp. (a)	1,491
85	Xilinx, Inc.	3,980

		49,654

	Software — 1.8%
55	Adobe Systems, Inc. (a)	2,591
49	Citrix Systems, Inc. (a)	3,551
69	Microsoft Corp.	2,203
86	Oracle Corp.	2,782
11	Splunk, Inc. (a)	550
19	VMware, Inc., Class A (a)	1,553

		13,230

	Total Information Technology	107,691

	Materials — 5.5%
	Chemicals — 3.4%
146	Air Products & Chemicals, Inc.	15,818
134	Axiall Corp.	5,918
103	Dow Chemical Co. (The)	3,623

		25,359

	Containers & Packaging — 0.7%
88	Crown Holdings, Inc. (a)	3,848
10	Rock Tenn Co., Class A	1,132

		4,980

	Metals & Mining — 1.1%
864	Alcoa, Inc.	6,867
330	Alumina Ltd., (Australia), ADR (a)	1,149
14	Walter Energy, Inc.	154

		8,170

	Paper & Forest Products — 0.3%
41	International Paper Co.	1,995

	Total Materials	40,504

	Utilities — 4.7%
	Electric Utilities — 3.3%
137	Edison International	6,849
114	NextEra Energy, Inc.	9,856
250	Xcel Energy, Inc.	7,485

		24,190

	Multi-Utilities — 1.4%
12	DTE Energy Co.	877
90	NiSource, Inc.	2,762
79	Sempra Energy	6,896

		10,535

	Total Utilities	34,725

	Total Common Stocks (Cost $526,790)	702,753

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 5.1%
	Investment Company — 5.1%
37,906	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m)	37,906

PRINCIPAL AMOUNT ($)
	U.S. Treasury Obligation — 0.1%
615	U.S. Treasury Bill, 0.065%, 11/14/13 (k) (n)	615

	Total Short-Term Investments (Cost $38,521)	38,521

	Total Investments — 100.5% (Cost $565,311)	741,274
	Liabilities in Excess of Other Assets — (0.5)%	(3,996)

	NET ASSETS — 100.0%	$737,278

SHARES
Short Positions — 95.1%
Common Stocks — 95.1%
	Consumer Discretionary — 13.0%
	Auto Components — 0.8%
38	Autoliv, Inc., (Sweden)	3,067
111	Gentex Corp.	2,497

		5,564

	Automobiles — 1.2%
506	Ford Motor Co.	8,540

	Hotels, Restaurants & Leisure — 1.9%
145	Choice Hotels International, Inc.	6,007
55	Darden Restaurants, Inc.	2,683
121	Hyatt Hotels Corp., Class A (a)	5,484

		14,174

	Internet & Catalog Retail — 1.3%
204	Groupon, Inc. (a)	1,805
32	Netflix, Inc. (a)	7,864

		9,669

	Leisure Equipment & Products — 0.9%
77	Hasbro, Inc.	3,542
75	Mattel, Inc.	3,165

		6,707

	Media — 5.9%
16	AMC Networks, Inc., Class A (a)	1,099
43	Discovery Communications, Inc., Class A (a)	3,444
199	Interpublic Group of Cos., Inc. (The)	3,268
185	News Corp., Class B (a)	2,973
144	Omnicom Group, Inc.	9,284
113	Scripps Networks Interactive, Inc., Class A	8,018
208	Twenty-First Century Fox, Inc., Class B	6,244
17	Washington Post Co. (The), Class B	9,264

		43,594

	Multiline Retail — 0.2%
31	Kohl’s Corp.	1,616

	Specialty Retail — 0.8%
26	Bed Bath & Beyond, Inc. (a)	1,988
39	CarMax, Inc. (a)	1,917
17	O’Reilly Automotive, Inc. (a)	2,117

		6,022

	Total Consumer Discretionary	95,886

	Consumer Staples — 9.8%
	Beverages — 0.7%
73	Brown-Forman Corp., Class B	5,282

	Food & Staples Retailing — 2.9%
82	Safeway, Inc.	2,104
164	Sysco Corp.	5,660
64	Walgreen Co.	3,221
139	Wal-Mart Stores, Inc.	10,826

		21,811

	Food Products — 2.7%
49	Campbell Soup Co.	2,307
139	Hershey Co. (The)	13,173
57	Mead Johnson Nutrition Co.	4,166

		19,646

	Household Products — 1.1%
127	Church & Dwight Co., Inc.	8,084

	Personal Products — 1.0%
113	Estee Lauder Cos., Inc. (The), Class A	7,411

	Tobacco — 1.4%
295	Altria Group, Inc.	10,343

	Total Consumer Staples	72,577

	Energy — 3.8%
	Energy Equipment & Services — 1.1%
53	Diamond Offshore Drilling, Inc.	3,561
120	Nabors Industries Ltd., (Bermuda)	1,845

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Energy Equipment & Services — Continued
65	Tenaris S.A., (Luxembourg), ADR	2,901

		8,307

	Oil, Gas & Consumable Fuels — 2.7%
74	CONSOL Energy, Inc.	2,296
36	Devon Energy Corp.	1,953
48	Exxon Mobil Corp.	4,519
45	Southwestern Energy Co. (a)	1,738
71	Spectra Energy Corp.	2,551
54	Tesoro Corp.	3,070
39	TransCanada Corp., (Canada)	1,760
98	WPX Energy, Inc. (a)	1,877

		19,764

	Total Energy	28,071

	Financials — 19.4%
	Capital Markets — 3.0%
13	Ameriprise Financial, Inc.	1,131
60	Bank of New York Mellon Corp. (The)	1,884
11	BlackRock, Inc.	3,130
66	Federated Investors, Inc., Class B	1,926
124	Franklin Resources, Inc.	6,056
60	Northern Trust Corp.	3,524
57	T. Rowe Price Group, Inc.	4,311

		21,962

	Commercial Banks — 6.4%
124	BancorpSouth, Inc.	2,435
135	Bank of Hawaii Corp.	7,506
92	Commerce Bancshares, Inc.	4,185
94	Cullen/Frost Bankers, Inc.	6,786
146	Fifth Third Bancorp	2,802
195	First Horizon National Corp.	2,403
37	Prosperity Bancshares, Inc.	2,172
68	Trustmark Corp.	1,842
85	U.S. Bancorp	3,165
126	UMB Financial Corp.	7,532
657	Valley National Bancorp	6,800

		47,628

	Consumer Finance — 0.3%
40	Discover Financial Services	1,995

	Insurance — 5.9%
95	Allstate Corp. (The)	4,853
76	American International Group, Inc. (a)	3,436
80	Arch Capital Group Ltd., (Bermuda) (a)	4,327
29	Assurant, Inc.	1,549
76	Chubb Corp. (The)	6,591
27	Principal Financial Group, Inc.	1,188
250	Progressive Corp. (The)	6,500
90	Torchmark Corp.	6,412
57	Travelers Cos., Inc. (The)	4,779
86	W.R. Berkley Corp.	3,631

		43,266

	Real Estate Investment Trusts (REITs) — 3.5%
55	Corporate Office Properties Trust	1,412
409	DCT Industrial Trust, Inc.	3,071
70	DDR Corp.	1,194
36	EastGroup Properties, Inc.	2,217
49	Health Care REIT, Inc.	3,176
94	Hudson Pacific Properties, Inc.	2,042
50	Macerich Co. (The)	3,090
57	Realty Income Corp.	2,472
117	Senior Housing Properties Trust	2,941
63	UDR, Inc.	1,570
80	Weingarten Realty Investors	2,491

		25,676

	Real Estate Management & Development — 0.3%
151	Brookfield Office Properties, Inc.	2,549

	Total Financials	143,076

	Health Care — 10.3%
	Biotechnology — 1.1%
65	Amgen, Inc.	7,028
18	United Therapeutics Corp. (a)	1,355

		8,383

	Health Care Equipment & Supplies — 3.8%
21	Becton, Dickinson & Co.	2,220
34	C.R. Bard, Inc.	3,896
14	Edwards Lifesciences Corp. (a)	1,004
115	Medtronic, Inc.	6,369
71	Varian Medical Systems, Inc. (a)	5,111
115	Zimmer Holdings, Inc.	9,567

		28,167

	Health Care Providers & Services — 1.8%
30	Express Scripts Holding Co. (a)	1,986
37	Laboratory Corp. of America Holdings (a)	3,550
69	Tenet Healthcare Corp. (a)	3,101
52	WellPoint, Inc.	4,415

		13,052

	Pharmaceuticals — 3.6%
96	AbbVie, Inc.	4,380
162	Eli Lilly & Co.	8,584

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Pharmaceuticals — Continued
120	Hospira, Inc. (a)	4,900
300	Pfizer, Inc.	8,781

		26,645

	Total Health Care	76,247

	Industrials — 13.3%
	Aerospace & Defense — 3.8%
63	Boeing Co. (The)	6,664
111	Lockheed Martin Corp.	13,333
95	Raytheon Co.	6,857
47	Textron, Inc.	1,298

		28,152

	Air Freight & Logistics — 0.4%
34	United Parcel Service, Inc., Class B	2,968

	Commercial Services & Supplies — 0.2%
28	ADT Corp. (The) (a)	1,130

	Electrical Equipment — 1.3%
97	Rockwell Automation, Inc.	9,414

	Industrial Conglomerates — 2.9%
29	3M Co.	3,347
83	Danaher Corp.	5,555
494	General Electric Co.	12,046

		20,948

	Machinery — 2.5%
66	Caterpillar, Inc.	5,464
85	Dover Corp.	7,279
62	Illinois Tool Works, Inc.	4,433
23	Ingersoll-Rand plc, (Ireland)	1,429

		18,605

	Road & Rail — 1.7%
403	Heartland Express, Inc.	5,933
192	Knight Transportation, Inc.	3,254
148	Werner Enterprises, Inc.	3,562

		12,749

	Trading Companies & Distributors — 0.5%
76	Fastenal Co.	3,735

	Total Industrials	97,701

	Information Technology — 12.3%
	Communications Equipment — 0.2%
57	Juniper Networks, Inc. (a)	1,242

	Computers & Peripherals — 0.6%
55	Seagate Technology plc, (Ireland)	2,246
33	Western Digital Corp.	2,099

		4,345

	Internet Software & Services — 0.4%
86	AOL, Inc. (a)	3,164
	IT Services — 2.7%
77	Automatic Data Processing, Inc.	5,580
48	International Business Machines Corp.	9,323
34	Paychex, Inc.	1,333
116	SAIC, Inc.	1,777
64	Total System Services, Inc.	1,754

		19,767

	Semiconductors & Semiconductor Equipment — 6.9%
175	Analog Devices, Inc.	8,613
504	Intel Corp.	11,748
199	Linear Technology Corp.	8,073
227	Microchip Technology, Inc.	9,025
211	NVIDIA Corp.	3,037
487	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	8,268
131	Teradyne, Inc. (a)	2,155

		50,919

	Software — 1.5%
404	Electronic Arts, Inc. (a)	10,546
12	Salesforce.com, Inc. (a)	512

		11,058

	Total Information Technology	90,495

	Materials — 6.6%
	Chemicals — 4.1%
92	Cabot Corp.	3,753
46	Ecolab, Inc.	4,238
103	OM Group, Inc. (a)	3,167
92	Praxair, Inc.	11,032
60	Sigma-Aldrich Corp.	5,047
49	Valspar Corp. (The)	3,352

		30,589

	Construction Materials — 0.1%
14	Vulcan Materials Co.	649

	Containers & Packaging — 0.2%
41	MeadWestvaco Corp.	1,500

	Metals & Mining — 2.1%
441	Cliffs Natural Resources, Inc.	8,603
93	Nucor Corp.	4,348
184	Vale S.A., (Brazil), ADR	2,527

		15,478

	Paper & Forest Products — 0.1%
10	Domtar Corp., (Canada)	688

	Total Materials	48,904

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
248	AT&T, Inc.	8,733

	Utilities — 5.4%
	Electric Utilities — 2.4%
61	Entergy Corp.	4,111
126	FirstEnergy Corp.	4,797
195	Southern Co. (The)	8,761

		17,669

	Gas Utilities — 0.5%
28	National Fuel Gas Co.	1,841
34	ONEOK, Inc.	1,816

		3,657

	Multi-Utilities — 2.5%
108	Consolidated Edison, Inc.	6,481
44	MDU Resources Group, Inc.	1,234
132	Public Service Enterprise Group, Inc.	4,454
137	Wisconsin Energy Corp.	5,952

		18,121

	Total Utilities	39,447

	Total Short Positions (Proceeds $596,958)	$701,137

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(70)	E-mini S&P 500	09/20/13	$(5,882)	$21

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,888
Aggregate gross unrealized depreciation	(5,925)

Net unrealized appreciation/depreciation	$175,963

Federal income tax cost of investments	$565,311

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$740,659	$615	$—	$741,274
Total Liabilities (b)	$(701,137)	$—	$—	$(701,137)
Appreciation in Other Financial Instruments
Futures Contracts	$21	$—	$—	$21

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral, the reported values of which are evaluated prices. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.5%
	Consumer Discretionary — 3.2%
	Automobiles — 3.2%
8	Sollers OJSC	173

Consumer Staples — 19.6%
	Food & Staples Retailing — 10.4%
12	DIXY Group OJSC (a) (m)	169
2	Magnit OJSC (m)	394

		563

	Food Products — 6.8%
12	Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	126
7	Kernel Holding S.A., (Ukraine) (a) (m)	110
1	MHP S.A., (Ukraine), Reg. S, GDR (m)	24
23	Ros Agro plc, Reg. S, GDR (a) (m)	107

		367

	Personal Products — 2.4%
4	Oriflame Cosmetics S.A.,
	(Luxembourg), SDR (m)	132

	Total Consumer Staples	1,062

Energy — 26.2%
	Energy Equipment & Services — 1.1%
1	Eurasia Drilling Co., Ltd., (Cyprus), Reg. S, GDR (m)	37
2	TMK OAO, Reg. S, GDR (m)	22

		59

	Oil, Gas & Consumable Fuels — 25.1%
25	Alliance Oil Co., Ltd., SDR (a) (m)	162
16	Dragon Oil plc, (United Arab Emirates) (m)	150
1	KazMunaiGas Exploration Production JSC, (Kazakhstan), Reg. S, GDR (m)	22
9	Lukoil OAO, ADR (m)	517
2	NovaTek OAO, Reg. S, GDR (m)	254
3	Tatneft OAO, ADR (m)	110
12	Zhaikmunai LP, (Netherlands), Reg. S, GDR (m)	138

		1,353

	Total Energy	1,412

Financials — 19.5%
	Commercial Banks — 16.2%
22	Bank St. Petersburg OJSC (m)	31
5	Halyk Savings Bank of Kazakhstan JSC, (Kazakhstan), Reg. S, GDR (m)	40
142	Sberbank of Russia (m)	408
35	Sberbank of Russia, ADR (m)	401

		880

	Real Estate Management & Development — 3.3%
39	Etalon Group Ltd., (United Kingdom), Reg. S, GDR (a) (m)	158
38	HALS-Development JSC, Reg. S, GDR (a) (m)	19

		177

	Total Financials	1,057

Health Care — 1.0%
	Pharmaceuticals — 1.0%
3	Veropharm (a)	56

Industrials — 2.3%
	Construction & Engineering — 2.3%
30	Mostotrest (m)	125

Materials — 11.1%
	Chemicals — 0.6%
4	Phosagro OAO, Reg. S, GDR (m)	33

	Construction Materials — 0.2%
20	Steppe Cement Ltd., (Malaysia) (a) (m)	11

	Metals & Mining — 10.3%
22	Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	68
40	Mechel, ADR (m)	29
22	MMC Norilsk Nickel OJSC, ADR (m)	290
5	Novolipetsk Steel OJSC, Reg. S, GDR (m)	73
4	Polymetal International plc (m)	41
7	Severstal OAO, Reg. S, GDR (m)	53

		554

	Total Materials	598

Telecommunication Services — 11.3%
	Wireless Telecommunication Services — 11.3%
3	KCell JSC, (Kazakhstan), GDR (e)	46
25	Mobile Telesystems OJSC (m)	205
8	Mobile Telesystems OJSC, ADR (m)	152
9	Sistema JSFC, Reg. S, GDR (m)	207

	Total Telecommunication Services	610

Utilities — 1.3%
	Electric Utilities — 1.3%
114	Lenenergo OAO (a) (m)	16
1,572	Russian Grids OAO (a) (m)	52

	Total Utilities	68

	Total Common Stocks (Cost $4,083)	5,161

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 2.0%
Materials — 0.5%
	Metals & Mining — 0.5%
17	Mechel, (Russia) (m)	28

Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
33	Rostelecom OJSC, (Russia) (m)	77

	Total Preferred Stocks (Cost $397)	105

Short-Term Investment — 0.0% (g)
Investment Company — 0.0% (g)
— (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $— (h))	—	(h)

	Total Investments — 97.5% (Cost $4,480)	5,266
	Other Assets in Excess of Liabilities — 2.5%	137

	NET ASSETS — 100.0%	$5,403

Percentages indicated are based on net assets.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
SDR	—	Swedish Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,936,000 and 93.7%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,108
Aggregate gross unrealized depreciation	(1,322)

Net unrealized appreciation/depreciation	$786

Federal income tax cost of investments	$4,480

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—		$173	$—	$173
Consumer Staples	—		1,062	—	1,062
Energy	—		1,412	—	1,412
Financials	31		1,026	—	1,057
Health Care	56		—	—	56
Industrials	—		125	—	125
Materials	29		569	—	598
Telecommunication Services	152		458	—	610
Utilities	16		52	—	68

Total Common Stocks	284		4,877	—	5,161

Preferred Stocks
Materials	—		28	—	28
Telecommunication Services	—		77	—	77

Total Preferred Stocks	—		105	—	105

Short-Term Investment Investment Company	—	(a)	$—	—	—	(a)

Total Investments in Securities	$284		$4,982	$—	$5,266

(a)	Amount rounds to less than $1,000.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 48.3%
		Belgium — 0.8%
12		Ageas (m)	482

		Denmark — 0.1%
—	(h)	Novo Nordisk A/S, Class B (m)	30

		France — 3.3%
23		AXA S.A. (m)	512
6		Cap Gemini S.A. (m)	312
10		European Aeronautic Defence and Space Co. N.V. (m)	614
4		Sanofi (m)	423

			1,861

		Germany — 3.7%
3		Allianz SE (m)	474
3		Bayer AG (m)	393
6		Deutsche Post AG (m)	160
17		Deutsche Telekom AG (m)	210
19		Deutsche Wohnen AG (m)	337
4		GSW Immobilien AG (m)	156
2		Muenchener Rueckversicherungs AG (m)	379

			2,109

		Ireland — 0.1%
18		Henderson Group plc (m)	44

		Japan — 10.5%
6		Anritsu Corp. (m)	74
22		Asahi Kasei Corp. (m)	139
15		Bridgestone Corp. (m)	513
7		Daihatsu Motor Co., Ltd. (m)	154
2		Daito Trust Construction Co., Ltd. (m)	183
1		East Japan Railway Co. (m)	72
81		Haseko Corp. (a) (m)	100
87		Hitachi Ltd. (m)	583
18		Isuzu Motors Ltd. (m)	128
8		Japan Tobacco, Inc. (m)	290
40		Kawasaki Kisen Kaisha Ltd. (m)	82
14		Marubeni Corp. (m)	97
54		Mazda Motor Corp. (a) (m)	225
91		Mitsubishi UFJ Financial Group, Inc. (m)	562
274		Mizuho Financial Group, Inc. (m)	569
7		Moshi Moshi Hotline, Inc. (m)	90
1		Nippon Telegraph & Telephone Corp. (m)	71
12		ORIX Corp. (m)	174
15		Sekisui House Ltd. (m)	193
12		Sumitomo Mitsui Financial Group, Inc. (m)	534
99		Sumitomo Mitsui Trust Holdings, Inc. (m)	455
10		Sumitomo Rubber Industries Ltd. (m)	173
3		Toyota Motor Corp. (m)	207
22		Yamaha Motor Co., Ltd. (m)	300

			5,968

		Netherlands — 3.2%
62		Aegon N.V. (m)	481
3		ASML Holding N.V. (m)	231
29		Delta Lloyd N.V. (m)	625
10		Nutreco N.V. (m)	474

			1,811

		Norway — 0.8%
430		Marine Harvest ASA (m)	434

		Switzerland — 3.3%
5		Credit Suisse Group AG (a) (m)	141
4		Novartis AG (m)	285
2		Roche Holding AG (m)	518
4		Swiss Re AG (a) (m)	342
18		UBS AG (a) (m)	362
1		Zurich Insurance Group AG (a) (m)	242

			1,890

		United Kingdom — 9.4%
75		BAE Systems plc (m)	508
116		Barclays plc (m)	505
13		Barratt Developments plc (a) (m)	65
15		Berkeley Group Holdings plc (m)	517
29		BP plc (m)	198
62		BT Group plc (m)	318
9		Burberry Group plc (m)	200
94		GKN plc (m)	500
8		Lancashire Holdings Ltd. (m)	98
43		Legal & General Group plc (m)	126
463		Lloyds Banking Group plc (a) (m)	482
13		Persimmon plc (a) (m)	253
16		Prudential plc (m)	291
84		Standard Life plc (m)	485
38		Taylor Wimpey plc (m)	62
59		Vodafone Group plc (m)	178
32		WPP plc (m)	572

			5,358

		United States — 13.1%
2		Actavis, Inc. (a) (m)	315
4		Aetna, Inc. (m)	255

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
	Common Stocks — Continued
		United States — Continued
	25	Bank of America Corp. (m)	358
	1	Berkshire Hathaway, Inc., Class B (a) (m)	104
	1	BlackRock, Inc. (m)	178
	3	CBS Corp. (Non-Voting), Class B (m)	151
	12	Citigroup, Inc. (m)	614
	8	CVS Caremark Corp. (m)	486
	11	Fifth Third Bancorp (m)	213
	13	MetLife, Inc. (m)	638
	22	Morgan Stanley (m)	596
	9	Mylan, Inc. (a) (m)	310
	18	Pfizer, Inc. (m)	513
	9	Prudential Financial, Inc. (m)	675
	3	Thermo Fisher Scientific, Inc. (m)	300
	6	Time Warner, Inc. (m)	394
	9	UnitedHealth Group, Inc. (m)	671
	16	Wells Fargo & Co. (m)	680

			7,451

		Total Common Stocks (Cost $25,522)	27,438

PRINCIPAL AMOUNT($)
	Convertible Bonds — 1.6%
		France — 0.4%
EUR	67	AXA S.A., 3.750%, 01/01/17 (m)	240

		United States — 1.2%
	219	Ares Capital Corp., 4.750%, 01/15/18 (e) (m)	225
	222	Prospect Capital Corp., 5.875%, 01/15/19 (e) (m)	225
	220	Salesforce.com, Inc., 0.250%, 04/01/18 (e) (m)	219

			669

		Total Convertible Bonds (Cost $900)	909

	Corporate Bonds — 2.8%
		Cayman Islands — 1.3%
	700	Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (x) (m)	737

		France — 1.5%
EUR	289	AXA S.A., Series CS, 2.500%, 01/01/14 (m)	890

		Total Corporate Bonds (Cost $1,644)	1,627

	Foreign Government Securities — 20.2%
		Finland — 6.1%
	2,350	Finland Government Bond, 1.250%, 10/19/15 (e) (m)	2,387
EUR	800	2.750%, 07/04/28 (m)	1,107

			3,494

		France — 1.7%
EUR	720	France Government Bond OAT, 1.000%, 05/25/18 (m)	957

		Germany — 4.9%
EUR	1,183	Bundesobligation, 0.250%, 04/13/18 (m)	1,544
EUR	790	Bundesrepublik Deutschland, 4.250%, 07/04/18 (m)	1,233

			2,777

		Italy — 5.8%
EUR	730	Italy Buoni Poliennali Del Tesoro, 2.250%, 05/15/16 (m)	970
EUR	1,700	3.500%, 11/01/17 (m)	2,300

			3,270

		United Kingdom — 1.7%
GBP	650	United Kingdom of Great Britain, 1.250%, 07/22/18 (m)	988

		Total Foreign Government Securities (Cost $11,303)	11,486

	Supranational — 8.1%
	1,600	European Investment Bank, 1.000%, 12/15/17 (m)	1,566
	3,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	3,019

		Total Supranational (Cost $4,583)	4,585

	U.S. Treasury Obligations — 6.6%
		U.S. Treasury Notes,
	800	1.000%, 06/30/19 (m)	768
	3,200	1.625%, 08/15/22 (m)	2,979

		Total U.S. Treasury Obligations (Cost $3,939)	3,747

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 11.3%
	Investment Company — 11.3%
6,431	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $6,431)	6,431

	Total Investments — 98.9% (Cost $54,322)	56,223
	Other Assets in Excess of Liabilities — 1.1%	606

	NET ASSETS — 100.0%	$56,829

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	20.4%
Insurance	12.6
Supranational	8.2
Commercial Banks	7.1
U.S. Treasury Notes	6.7
Pharmaceuticals	5.0
Capital Markets	3.1
Household Durables	2.1
Auto Components	2.1
Diversified Financial Services	2.0
Aerospace & Defense	2.0
Media	2.0
Automobiles	1.8
Health Care Providers & Services	1.6
Food Products	1.6
Industrial Conglomerates	1.3
Real Estate Management & Development	1.2
Electronic Equipment, Instruments & Components	1.2
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	5.5
Short-Term Investment	11.4

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	Euro - OAT	09/06/13	$2,672	$(12)
4	Euro Bund	09/06/13	758	(8)
23	Euro-Bobl	09/06/13	3,850	(15)
24	Nikkei 225	09/12/13	1,673	— (h)
	Short Futures Outstanding
(122)	OMXS30	08/16/13	(2,310)	(36)
(10)	Hang Seng	08/29/13	(1,409)	(1)
(24)	10 Year U.S. Treasury Note	09/19/13	(3,035)	46
(14)	S&P/Toronto 60 Index	09/19/13	(1,944)	25
(13)	SPI 200 Index	09/19/13	(1,464)	(20)
(16)	E-mini S&P 500	09/20/13	(1,345)	(10)
(18)	2 Year U.S. Treasury Note	09/30/13	(3,966)	(4)
(23)	5 Year U.S. Treasury Note	09/30/13	(2,791)	(5)

				$(40)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
759,275	CHF	BNP Paribas	09/03/13	$797	$821	$24
184,717	CHF	Goldman Sachs International	09/03/13	201	200	(1)
99,596	CHF	Merrill Lynch International	09/03/13	106	107	1

468,629	EUR	BNP Paribas	09/03/13	610	624	14
1,745,473	EUR	Deutsche Bank AG	09/03/13	2,293	2,322	29
1,085,659	EUR	Goldman Sachs International	09/03/13	1,428	1,444	16
165,680	EUR	Merrill Lynch International	09/03/13	219	220	1
144,784	EUR	Royal Bank of Canada	09/03/13	190	193	3

145,629	GBP	Barclays Bank plc	09/03/13	227	221	(6)
800,773	GBP	BNP Paribas	09/03/13	1,218	1,218	— (h)
107,653	GBP	Credit Suisse International	09/03/13	167	164	(3)
884,510	GBP	Goldman Sachs International	09/03/13	1,349	1,345	(4)
88,260	GBP	HSBC Bank, N.A.	09/03/13	139	134	(5)
164,127	GBP	Merrill Lynch International	09/03/13	254	250	(4)
356,696	GBP	State Street Corp.	09/03/13	559	543	(16)
461,530	GBP	TD Bank Financial Group	09/03/13	716	702	(14)

7,191,589	JPY	BNP Paribas	09/03/13	71	73	2
25,939,294	JPY	Citibank, N.A.	09/03/13	266	265	(1)
34,864,711	JPY	State Street Corp.	09/03/13	343	356	13
48,015,028	JPY	Westpac Banking Corp.	09/03/13	490	491	1

249,100,000	KRW	Goldman Sachs International†	09/03/13	219	222	3

824,022	NOK	Goldman Sachs International	09/03/13	143	140	(3)
716,840	NOK	State Street Corp.	09/03/13	124	121	(3)

101,023	NZD	Australia and New Zealand Banking Group Limited	09/03/13	81	80	(1)

335,952	SGD	Barclays Bank plc	09/03/13	267	264	(3)
535,637	SGD	State Street Corp.	09/03/13	428	422	(6)

				$12,905	$12,942	$37

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,208,510	CHF	Deutsche Bank AG	09/03/13	$2,302	$2,387	$(85)
68,095	CHF	Royal Bank of Scotland	09/03/13	71	73	(2)
420,356	CHF	State Street Corp.	09/03/13	445	455	(10)

2,131,536	EUR	Barclays Bank plc	09/03/13	2,844	2,836	8
386,570	EUR	BNP Paribas	09/03/13	505	515	(10)
136,277	EUR	Citibank, N.A.	09/03/13	176	182	(6)
9,671,583	EUR	Deutsche Bank AG	09/03/13	12,551	12,868	(317)
3,250,454	EUR	Goldman Sachs International	09/03/13	4,231	4,324	(93)
106,901	EUR	National Australia Bank	09/03/13	139	142	(3)
516,086	EUR	Royal Bank of Canada	09/03/13	683	687	(4)
1,687,866	EUR	Royal Bank of Scotland	09/03/13	2,189	2,246	(57)
146,849	EUR	State Street Corp.	09/03/13	195	195	— (h)
319,071	EUR	Union Bank of Switzerland AG	09/03/13	411	425	(14)
222,945	EUR	Westpac Banking Corp.	09/03/13	289	296	(7)

158,360	GBP	Citibank, N.A.	09/03/13	242	241	1
86,965	GBP	Deutsche Bank AG	09/03/13	130	133	(3)
1,062,108	GBP	Goldman Sachs International	09/03/13	1,616	1,615	1
312,619	GBP	Royal Bank of Canada	09/03/13	473	475	(2)
1,267,027	GBP	State Street Corp.	09/03/13	1,924	1,927	(3)
4,275,429	GBP	Union Bank of Switzerland AG	09/03/13	6,486	6,503	(17)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,316,603	JPY	Barclays Bank plc	09/03/13	$163	$157	$6
26,439,650	JPY	Citibank, N.A.	09/03/13	264	269	(5)
36,442,679	JPY	Credit Suisse International	09/03/13	366	372	(6)
138,591,041	JPY	Deutsche Bank AG	09/03/13	1,382	1,416	(34)
222,486,214	JPY	Goldman Sachs International	09/03/13	2,211	2,273	(62)
185,863,553	JPY	Morgan Stanley	09/03/13	1,836	1,898	(62)
73,167,371	JPY	State Street Corp.	09/03/13	757	748	9

249,100,000	KRW	State Street Bank &Trust †	09/03/13	220	222	(2)

700,260	NOK	BNP Paribas	09/03/13	116	119	(3)
708,786	NOK	State Street Corp.	09/03/13	117	120	(3)
1,540,862	NOK	Union Bank of Switzerland AG	09/03/13	261	261	— (h)

101,023	NZD	Citibank, N.A.	09/03/13	81	80	1

36,909	SGD	BNP Paribas	09/03/13	30	30	— (h)
834,680	SGD	Morgan Stanley	09/03/13	661	656	5

				$46,367	$47,146	$(779)

†	Non-deliverable forward.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2013.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $19,987,000 and 35.5%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,472
Aggregate gross unrealized depreciation	(571)

Net unrealized appreciation/depreciation	$1,901

Federal income tax cost of investments	$54,322

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$482	$—	$482
Denmark	—	30	—	30
France	—	1,861	—	1,861
Germany	—	2,109	—	2,109
Ireland	—	44	—	44
Japan	—	5,968	—	5,968
Netherlands	—	1,811	—	1,811
Norway	—	434	—	434
Switzerland	—	1,890	—	1,890
United Kingdom	—	5,358	—	5,358
United States	7,451	—	—	7,451

Total Common Stocks	7,451	19,987	—	27,438

Debt Securities
Convertible Bonds
France	$—	$240	$—	$240
United States	—	669	—	669

Total Convertible Bonds	—	909	—	909

Corporate Bonds
Cayman Islands	—	737	—	737
France	—	890	—	890

Total Corporate Bonds	—	1,627	—	1,627

Foreign Government Securities	$—	$11,486	$—	$11,486
Supranational	—	4,585	—	4,585
U.S. Treasury Obligations	—	3,747	—	3,747
Short-Term Investment
Investment Company	6,431	—	—	6,431

Total Investments in Securities	$13,882	$42,341	$—	$56,223

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$138	$—	$138
Futures Contracts	71	—	—	71

Total Appreciation in Other Financial Instruments	$71	$138	$—	$209

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(880)	$—	$(880)
Futures Contracts	(111)	—	—	(111)

Total Depreciation in Other Financial Instruments	$(111)	$(880)	$—	$(991)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 16.5%
	Auto Components — 0.9%
248	Johnson Controls, Inc.	9,986

	Automobiles — 1.7%
501	General Motors Co. (a)	17,957

	Hotels, Restaurants & Leisure — 1.2%
173	Yum! Brands, Inc.	12,631

	Household Durables — 0.4%
124	Lennar Corp., Class A	4,215

	Internet & Catalog Retail — 1.4%
29	Amazon.com, Inc. (a)	8,759
7	priceline.com, Inc. (a)	6,477

		15,236

	Media — 6.1%
141	CBS Corp. (Non-Voting), Class B	7,464
451	Comcast Corp., Class A	20,324
168	DISH Network Corp., Class A	7,499
37	Time Warner Cable, Inc.	4,188
332	Time Warner, Inc.	20,657
91	Walt Disney Co. (The)	5,879

		66,011

	Multiline Retail — 1.1%
162	Target Corp.	11,540

	Specialty Retail — 3.4%
17	AutoZone, Inc. (a)	7,797
169	Home Depot, Inc. (The)	13,344
357	Lowe’s Cos., Inc.	15,912

		37,053

	Textiles, Apparel & Luxury Goods — 0.3%
39	Lululemon Athletica, Inc., (Canada) (a)	2,685

	Total Consumer Discretionary	177,314

Consumer Staples — 7.8%
	Beverages — 1.2%
156	PepsiCo, Inc.	13,001

	Food & Staples Retailing — 1.4%
39	Costco Wholesale Corp.	4,579
175	CVS Caremark Corp.	10,761

		15,340

	Food Products — 2.6%
170	Archer-Daniels-Midland Co.	6,194
180	General Mills, Inc.	9,357
394	Mondelez International, Inc., Class A	12,332

		27,883

	Household Products — 1.5%
193	Procter & Gamble Co. (The)	15,483

	Tobacco — 1.1%
133	Philip Morris International, Inc.	11,899

	Total Consumer Staples	83,606

Energy — 10.1%
	Energy Equipment & Services — 2.8%
138	Cameron International Corp. (a)	8,205
99	Ensco plc, (United Kingdom), Class A	5,681
207	Schlumberger Ltd.	16,798

		30,684

	Oil, Gas & Consumable Fuels — 7.3%
121	Anadarko Petroleum Corp.	10,728
73	Apache Corp.	5,860
191	Cheniere Energy, Inc. (a)	5,452
92	ConocoPhillips	5,949
48	EOG Resources, Inc.	6,931
137	Exxon Mobil Corp.	12,844
168	Occidental Petroleum Corp.	14,967
122	Phillips 66	7,517
243	Williams Cos., Inc. (The)	8,288

		78,536

	Total Energy	109,220

Financials — 14.6%
	Capital Markets — 2.9%
226	Invesco Ltd.	7,274
408	Morgan Stanley	11,093
117	State Street Corp.	8,117
187	TD Ameritrade Holding Corp.	5,045

		31,529

	Commercial Banks — 2.6%
636	Wells Fargo & Co.	27,686

	Consumer Finance — 0.8%
127	Capital One Financial Corp.	8,738

	Diversified Financial Services — 4.8%
1,459	Bank of America Corp.	21,305
384	Citigroup, Inc.	20,014
56	IntercontinentalExchange, Inc. (a)	10,273

		51,592

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 3.5%
164	ACE Ltd., (Switzerland)	14,988
171	Hartford Financial Services Group, Inc.	5,269
371	MetLife, Inc.	17,951

		38,208

	Total Financials	157,753

	Health Care — 14.0%
	Biotechnology — 3.4%
30	Alexion Pharmaceuticals, Inc. (a)	3,528
59	Biogen Idec, Inc. (a)	12,784
80	Celgene Corp. (a)	11,802
15	Onyx Pharmaceuticals, Inc. (a)	1,978
77	Vertex Pharmaceuticals, Inc. (a)	6,178

		36,270

	Health Care Equipment & Supplies — 1.0%
110	CareFusion Corp. (a)	4,247
86	Covidien plc, (Ireland)	5,315
3	Intuitive Surgical, Inc. (a)	1,109

		10,671

	Health Care Providers & Services — 3.0%
83	Cardinal Health, Inc.	4,148
39	DaVita HealthCare Partners, Inc. (a)	4,512
75	Humana, Inc.	6,848
237	UnitedHealth Group, Inc.	17,280

		32,788

	Health Care Technology — 0.4%
95	Cerner Corp. (a)	4,664

	Life Sciences Tools & Services — 0.6%
28	Mettler-Toledo International, Inc. (a)	6,240

	Pharmaceuticals — 5.6%
16	Allergan, Inc.	1,438
385	Bristol-Myers Squibb Co.	16,635
370	Johnson & Johnson	34,581
169	Merck & Co., Inc.	8,139

		60,793

	Total Health Care	151,426

	Industrials — 10.5%
	Aerospace & Defense — 3.9%
178	Honeywell International, Inc.	14,806
257	United Technologies Corp.	27,137

		41,943

	Air Freight & Logistics — 0.2%
21	FedEx Corp.	2,227

	Airlines — 0.3%
164	Delta Air Lines, Inc. (a)	3,488

	Building Products — 0.8%
430	Masco Corp.	8,815

	Commercial Services & Supplies — 0.3%
97	Tyco International Ltd., (Switzerland)	3,371

	Construction & Engineering — 1.1%
188	Fluor Corp.	11,787

	Electrical Equipment — 0.9%
147	Emerson Electric Co.	9,051

	Machinery — 2.0%
245	PACCAR, Inc.	13,771
85	Pentair Ltd., (Switzerland)	5,164
29	SPX Corp.	2,205

		21,140

	Road & Rail — 1.0%
442	CSX Corp.	10,971

	Total Industrials	112,793

	Information Technology — 20.4%
	Communications Equipment — 2.7%
641	Cisco Systems, Inc.	16,376
189	QUALCOMM, Inc.	12,214

		28,590

	Computers & Peripherals — 3.2%
75	Apple, Inc.	33,973

	Internet Software & Services — 3.5%
199	eBay, Inc. (a)	10,308
25	Google, Inc., Class A (a)	22,395
24	LinkedIn Corp., Class A (a)	4,899

		37,602

	IT Services — 2.0%
28	Alliance Data Systems Corp. (a)	5,572
30	Cognizant Technology Solutions Corp., Class A (a)	2,142
23	Mastercard, Inc., Class A	13,949

		21,663

	Semiconductors & Semiconductor Equipment — 4.7%
425	Applied Materials, Inc.	6,937
111	ASML Holding N.V., (Netherlands)	10,014
441	Avago Technologies Ltd., (Singapore)	16,160
199	Broadcom Corp., Class A	5,486
157	Lam Research Corp. (a)	7,733

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
105	Xilinx, Inc.	4,886

		51,216

	Software — 4.3%
106	Adobe Systems, Inc. (a)	5,005
74	Citrix Systems, Inc. (a)	5,339
678	Microsoft Corp.	21,569
452	Oracle Corp.	14,628

		46,541

	Total Information Technology	219,585

Materials — 2.0%
	Chemicals — 1.8%
133	Axiall Corp.	5,866
203	Dow Chemical Co. (The)	7,111
57	LyondellBasell Industries N.V., (Netherlands), Class A	3,934
63	Methanex Corp., (Canada)	2,998

		19,909

	Paper & Forest Products — 0.2%
44	International Paper Co.	2,122

	Total Materials	22,031

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
221	Verizon Communications, Inc.	10,948

Utilities — 1.8%
	Electric Utilities — 1.1%
89	Edison International	4,455
79	NextEra Energy, Inc.	6,883

		11,338

	Gas Utilities — 0.1%
16	National Fuel Gas Co.	1,056

	Multi-Utilities — 0.6%
3	DTE Energy Co.	198
204	NiSource, Inc.	6,281

		6,479

	Total Utilities	18,873

	Total Common Stocks (Cost $743,737)	1,063,549

Short-Term Investment — 0.6%
	Investment Company — 0.6%
6,967	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $6,967)	6,967

	Total Investments — 99.3% (Cost $750,704)	1,070,516
	Other Assets in Excess of Liabilities — 0.7%	7,297

	NET ASSETS — 100.0%	$1,077,813

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,819
Aggregate gross unrealized depreciation	(2,007)

Net unrealized appreciation/depreciation	$319,812

Federal income tax cost of investments	$750,704

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,070,516	$—	$—	$1,070,516

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.0% (t)
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,211

	Arizona — 3.1%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	189

	General Obligation — 0.7%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,296
1,225	GO, AGM, 6.000%, 07/01/16	1,401
1,300	GO, AGM, 6.000%, 07/01/17	1,529
1,375	GO, AGM, 6.000%, 07/01/18	1,654
1,400	GO, AGM, 6.000%, 07/01/19	1,661
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	3,965
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	788
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	297
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,119

		21,710

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
5,000	Series D, Rev., 5.000%, 01/01/17	5,604
2,500	Series D, Rev., 5.000%, 01/01/23	2,705
3,215	Series D, Rev., 5.000%, 01/01/24	3,452
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,339

		14,100

	Other Revenue — 1.5%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	18,798
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	19,124
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,408
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,244
1,000	Series C, Rev., 5.000%, 07/01/24	1,121

		43,695

	Prerefunded — 0.0% (g)
1,205	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	1,265

	Special Tax — 0.1%
1,845	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	2,122

	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	5,716

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,711

	Total Arizona	90,508

	Arkansas — 0.3%
	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,202

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,044

	Total Arkansas	8,246

	California — 7.8%
	Certificate of Participation/Lease — 0.1%
	Los Angeles Unified School District, Headquarters Building Projects,
2,315	Series A, COP, 5.000%, 10/01/18	2,647
80	Series B, COP, 5.000%, 10/01/31	80

		2,727

	Education — 0.8%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,053
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,125
2,025	Series E, Rev., 5.250%, 10/01/18	2,270

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	6,076
5,000	Series O, Rev., 5.750%, 05/15/29	5,737
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,439

		23,700

	General Obligation — 4.9%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	464
2,500	GO, Zero Coupon, 05/01/16	2,416
2,000	GO, Zero Coupon, 05/01/17	1,858
1,490	GO, Zero Coupon, 05/01/19	1,276
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,744
13,815	City of Los Angeles, Series A, GO, 5.000%, 09/01/20	16,382
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,515
1,000	GO, 5.000%, 08/01/22	1,166
1,000	GO, 5.000%, 08/01/24	1,134
1,090	Evergreen Elementary School District, Series A, GO, AGM, 6.000%, 08/01/16	1,253
5,845	Grossmont-Cuyamaca Community College District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/15	5,742
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	161
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,141
5,000	Series A-2, GO, 5.000%, 07/01/21	5,923
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	3,021
5,000	Series D, GO, 5.250%, 07/01/24	5,834
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/14 (p)	1,579
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,561
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,118
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	2,975
	Santa Clara County, Election of 2008,
6,510	Series B, GO, 5.000%, 08/01/18	7,656
9,210	Series B, GO, 5.000%, 08/01/21	10,900
	State Center Community College District,
1,705	GO, 5.000%, 08/01/22	1,974
1,000	GO, 5.000%, 08/01/24	1,121
1,000	State of California, GO, 5.000%, 08/01/16	1,125
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,340
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,909
940	GO, 5.000%, 04/01/16	1,046
3,810	GO, 5.000%, 04/01/17	4,349
5,000	GO, 5.000%, 04/01/20	5,745
1,000	GO, 5.000%, 09/01/25	1,083
4,500	GO, 5.000%, 10/01/25	4,844
2,000	GO, 5.000%, 09/01/26	2,156
10,000	GO, 5.500%, 04/01/18	11,876
5,000	GO, 5.500%, 04/01/21	5,782
5,000	GO, 5.625%, 04/01/26	5,546
6,600	GO, 6.500%, 04/01/33	7,724

		143,439

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,775
2,000	Series C, Rev., 6.250%, 10/01/28	2,301
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,018

		5,094

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	211

	Other Revenue — 1.0%
	California State University, Unrefunded Balance, Systemwide,
1,040	Series A, Rev., AGM, 4.750%, 11/01/22	1,071
870	Series A, Rev., AGM, 4.750%, 11/01/24	896

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,924
2,500	Los Angeles Department of Water & Power, Power System, Series A, Rev., 5.000%, 07/01/23	2,925
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	2,884
10,000	San Diego County Water Authority, Rev., 5.000%, 05/01/30	10,702
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,497
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,541

		30,440

	Prerefunded — 0.4%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	407
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,764
1,960	California State University, Systemwide, Series A, Rev., AGM, 4.750%, 05/01/14 (p)	2,027
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	119
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	3,866
450	GO, 5.125%, 02/01/14 (p)	461
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	1,850

		11,494

	Utility — 0.2%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,367
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,476

		7,843

	Water & Sewer — 0.2%
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,084
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,807
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,428

		6,319

	Total California	231,267

	Colorado — 1.8%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,503

	General Obligation — 1.1%
3,450	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	3,690
460	Denver City & County, Better Denver & Zoo, Series A, GO, 4.000%, 08/01/14	478
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,276
2,345	GO, 5.250%, 12/15/25	2,775
4,375	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	5,235
10,000	Jefferson & Broomfield Counties, Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,663

		32,117

	Prerefunded — 0.4%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,595
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,216
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,671

		11,482

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport System, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,056

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,437

	Total Colorado	52,595

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Connecticut — 1.1%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/15 (p)	3,261

	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,072

	General Obligation — 0.9%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	345
200	GO, 5.000%, 06/01/20	230
	City of Hartford,
1,325	GO, AGC, 5.000%, 11/15/15	1,450
250	GO, AGC, 5.000%, 11/15/16	281
270	GO, AGC, 5.000%, 11/15/17	310
345	GO, AGC, 5.000%, 11/15/18	399
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,163
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,925
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	10,645
250	Series F, GO, 4.000%, 09/15/14	261
650	Town of Trumbull, GO, 5.000%, 09/15/15	711

		24,720

	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,081

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	297
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,532

		1,829

	Total Connecticut	31,963

	Delaware — 0.6%
	General Obligation — 0.1%
2,035	New Castle County, Series B, GO, 5.000%, 07/15/19	2,433
	State of Delaware,
1,000	Series C, GO, 5.000%, 03/01/19	1,188
1,000	Series C, GO, 5.000%, 03/01/21	1,196

		4,817

	Other Revenue — 0.5%
7,000	Delaware Transportation Authority, Transportation System Senior Revenue, Rev., 5.000%, 07/01/22	8,250
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,101
1,000	Series B, Rev., 5.000%, 11/01/18	1,182
1,000	Series B, Rev., 5.000%, 11/01/21	1,151
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,579
500	Rev., AGM, 5.250%, 09/15/15	546

		13,809

	Total Delaware	18,626

	District of Columbia — 1.0%
	Other Revenue — 1.0%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,539
5,000	Series C, Rev., 5.000%, 10/01/29	5,298
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	3,936
5,000	Series A, Rev., 5.000%, 12/01/18	5,870
6,000	Series A, Rev., 5.000%, 12/01/19	7,087
2,000	Series A, Rev., 5.000%, 12/01/20	2,362

	Total District of Columbia	30,092

	Florida — 3.7%
	Certificate of Participation/Lease — 0.2%
2,500	Miami-Dade County, School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,797
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	3,184

		5,981

	General Obligation — 2.0%
	Florida State Board of Education, Public Education Capital Outlay,
15,000	Series B, GO, 4.750%, 06/01/21	16,181
32,375	Series D, GO, 5.000%, 06/01/25	36,262

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
5,090	Florida State Board of Education, Public Education, Capital Outlay, Series A, GO, 5.000%, 06/01/24	5,738
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	141

		58,322

	Other Revenue — 0.6%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	1,956
2,355	Rev., AGC, 5.000%, 09/01/18	2,720
1,070	Rev., AGC, 5.000%, 09/01/20	1,212
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,568
4,500	Orlando Utilities Commission Utility System, Series A, Rev., 5.000%, 10/01/25	5,180
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,838

		17,474

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,381

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	111

	Water & Sewer — 0.7%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,328
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	16,576

		22,904

	Total Florida	110,173

	Georgia — 4.4%
	Education — 0.1%
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,243

	General Obligation — 2.4%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,838
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,397
3,090	Henry County School District, GO, 5.000%, 08/01/20	3,644
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,745
3,140	Series B, GO, 5.000%, 07/01/19	3,744
3,300	Series B, GO, 5.000%, 07/01/20	3,952
1,000	Series B, GO, 5.750%, 08/01/17	1,185
14,960	Series C, GO, 5.000%, 07/01/17	17,244
8,040	Series C, GO, 5.500%, 07/01/15	8,400
3,935	Series E, GO, 5.000%, 08/01/16	4,432
14,790	Series F, GO, 5.000%, 12/01/19	17,744

		71,325

	Other Revenue — 0.4%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	6,922
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,653
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	135

		12,710

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,543

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,154
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,216
5,000	Series A, Rev., 5.000%, 06/01/15	5,398

		15,768

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,630

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,862
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,878

		11,740

	Total Georgia	130,959

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hawaii — 1.8%
	General Obligation — 1.2%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	5,668
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,079
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	10,378
7,500	Series DQ, GO, 5.000%, 06/01/15	8,124
7,250	Series DR, GO, 5.000%, 06/01/16	8,113

		35,362

	Transportation — 0.2%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,598
2,575	Rev., 5.000%, 01/01/19	3,007

		4,605

	Water & Sewer — 0.4%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,237
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,090
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,531

		12,858

	Total Hawaii	52,825

	Idaho — 0.6%
	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,346

	Other Revenue — 0.3%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,230

	Total Idaho	16,576

	Illinois — 1.0%
	General Obligation — 0.2%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	176
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,120
	Village of Schaumburg,
1,000	Series A, GO, 4.000%, 12/01/19	1,119
625	Series A, GO, 4.000%, 12/01/20	693

		6,108

	Hospital — 0.1%
2,225	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,296

	Other Revenue — 0.1%
4,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	4,142

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,233

	Transportation — 0.4%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,248
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	695
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,360
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	906

		12,209

	Water & Sewer — 0.1%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,206

	Total Illinois	29,194

	Indiana — 1.2%
	Certificate of Participation/Lease — 0.2%
5,205	Indianapolis Local Public Improvement Bond Bank, Series E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,538

	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,282

	Other Revenue — 0.7%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,292
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	176
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	10,979
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,815

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,991
	South Bend Community School Corp., First Mortgage,
1,350	Rev., AGM, 5.000%, 07/05/14	1,409
855	Rev., AGM, 5.000%, 01/05/16	941
1,030	Rev., AGM, 5.000%, 07/05/17	1,173

		20,776

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	3,907

	Total Indiana	34,503

	Iowa — 0.4%
	General Obligation — 0.1%
1,070	City of Des Moines, Capital Loan Notes, Series C, GO, 5.000%, 06/01/15	1,160

	Other Revenue — 0.3%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,185
1,000	Rev., 5.000%, 08/01/20	1,186
5,440	Rev., 5.000%, 08/01/26	6,156
1,000	Rev., 5.000%, 08/01/29	1,096

		9,623

	Total Iowa	10,783

	Kansas — 3.6%
	General Obligation — 0.1%
3,515	City of Wichita, Crossover, Series D, GO, 5.000%, 09/01/18	4,131

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,479
6,105	Rev., 5.000%, 06/01/17	6,946

		13,425

	Other Revenue — 1.9%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,900
	Kansas State Department of Transportation,
8,000	Series B, Rev., 5.000%, 09/01/20	9,574
26,000	Series B, Rev., 5.000%, 09/01/21	30,974
	Kansas State Department of Transportation, Highway,
7,000	Series A, Rev., 5.000%, 09/01/16	7,911
4,800	Series A, Rev., 5.000%, 09/01/18	5,662

		56,021

	Prerefunded — 1.0%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,543
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,778

		29,321

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,143

	Total Kansas	107,041

	Kentucky — 0.6%
	Other Revenue — 0.6%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,919
1,000	Rev., AGM, 5.000%, 11/01/24	1,112
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	5,592
3,955	Louisville & Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/18	4,675

	Total Kentucky	18,298

	Louisiana — 0.2%
	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,827
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,815

	Total Louisiana	6,642

	Maryland — 3.1%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,380
4,340	Series A, Rev., 5.000%, 04/01/17	4,960

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
4,560	Series A, Rev., 5.000%, 04/01/18	5,315

		12,655

	General Obligation — 1.7%
5,325	Baltimore County Consolidated Public Improvement, GO, 5.000%, 08/01/20	6,390
4,060	Hardford County, Public Improvement, GO, 5.000%, 12/01/15	4,487
5	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14 (p)	5
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,742
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	23,713
8,000	State of Maryland, State & Local Facilities Loan of 2006, Second Series, GO, 5.000%, 08/01/15	8,730

		49,067

	Other Revenue — 0.4%
4,725	Baltimore Board of School Commissioners, Rev., 5.000%, 05/01/17	5,407
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,380
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,532

		12,319

	Transportation — 0.6%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,384
9,880	Rev., 5.250%, 12/15/17	11,625

		16,009

	Water & Sewer — 0.0% (g)
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,150

	Total Maryland	91,200

	Massachusetts — 3.1%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	11,416

	Education — 0.4%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	10,442

	General Obligation — 0.7%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,760
10,000	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	10,650

		21,410

	Other Revenue — 0.6%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,902
1,770	Rev., AGM, 5.000%, 04/01/17	1,962
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,271
10,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A, Rev., 5.000%, 08/15/23	11,616

		17,751

	Prerefunded — 0.9%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22	245
5,000	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	5,751
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,675
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Series 10, Rev., 5.000%, 08/01/14 (p)	2,619
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	12,212

		26,502

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15 (p)	4,191

	Total Massachusetts	91,712

	Michigan — 1.1%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	3,805

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
4,170	Series A, Rev., 5.000%, 04/01/21	4,724

		8,529

	General Obligation — 0.2%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,326
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,103
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,171

		5,600

	Other Revenue — 0.6%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	12,099
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,530
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,516

		17,145

	Transportation — 0.0% (g)
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,328

	Total Michigan	32,602

	Minnesota — 1.3%
	General Obligation — 1.3%
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23	2,267
775	Series A, GO, 5.000%, 02/01/21	923
3,350	Ramsey County, Capital Improvement, Series B, GO, 5.000%, 02/01/20	3,969
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,629
4,900	GO, 5.000%, 11/01/19	5,524
6,760	Series C, GO, 5.000%, 08/01/16	7,610
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,511
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,877

	Total Minnesota	37,310

	Mississippi — 0.5%
	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,244

	Missouri — 3.6%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,099
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,588

		3,687

	Other Revenue — 2.1%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
2,785	Series A, Rev., 5.000%, 09/01/19	3,193
7,640	Series A, Rev., 5.000%, 09/01/20	8,710
6,620	Series A, Rev., 5.000%, 09/01/21	7,508
1,455	Missouri State Board Public Buildings, Series A, Rev., 5.000%, 10/15/15	1,469
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,777
20,915	Series A, Rev., 5.000%, 01/01/21	24,388
2,355	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	2,745

		60,790

	Transportation — 1.4%
	Missouri Highways & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,167
4,060	Series A, Rev., 5.000%, 05/01/20	4,701
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,903
	Missouri Highways & Transit Commission, First Lien,
7,000	Series A, Rev., 5.000%, 05/01/17	7,811
6,000	Series B, Rev., 5.000%, 05/01/22	6,665
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,589
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/16	5,547

		42,383

	Total Missouri	106,860

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.6%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,036
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,133

		8,169

	General Obligation — 0.1%
1,960	Omaha City Convention Center/Arena Project, GO, 5.250%, 04/01/27	2,300

	Other Revenue — 0.1%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	4,761

	Utility — 0.1%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	281
600	Series B, Rev., AGM, 5.000%, 01/01/18	685
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,733

		3,699

	Total Nebraska	18,929

	Nevada — 1.4%
	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,359

	Other Revenue — 0.0% (g)
	Nevada System of Higher Education University, Unrefunded Balance,
640	Series B, Rev., AMBAC, 5.000%, 07/01/21	696
675	Series B, Rev., AMBAC, 5.000%, 07/01/22	733

		1,429

	Prerefunded — 1.0%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,195
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	12,933
10,545	Nevada System of Higher Education University, Prerefunded Balance, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	11,632

		28,760

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,554

	Total Nevada	41,102

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,155
1,035	Series E, Rev., 5.000%, 01/15/24	1,157
1,195	Series E, Rev., 5.000%, 01/15/26	1,322
1,250	Series E, Rev., 5.000%, 01/15/27	1,375

	Total New Hampshire	5,009

	New Jersey — 2.2%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,014

	General Obligation — 0.5%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	970
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,980
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,629
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17	863
1,495	GO, 5.000%, 10/15/20	1,767
1,505	GO, 5.000%, 10/15/21	1,769
	Township of Woodbridge,
1,720	GO, 4.000%, 07/15/16	1,859
1,100	GO, 5.000%, 07/15/22	1,226
1,200	GO, 5.000%, 07/15/23	1,324

		14,387

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	5,225

	Other Revenue — 0.9%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	6,696

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/29	5,189
	New Jersey EDA, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,692
5,000	Series NN, Rev., 5.000%, 03/01/25	5,451
7,510	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15 (p)	8,217
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	66

		27,311

	Prerefunded — 0.1%
1,000	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	1,013
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series D, Rev., 5.000%, 06/15/14 (p)	1,562

		2,575

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,775

	Total New Jersey	63,287

	New Mexico — 1.0%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, GO, 5.000%, 06/01/22	4,824

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien Public Project,
1,625	Series B, Rev., 5.000%, 06/01/22	1,829
1,690	Series B, Rev., 5.000%, 06/01/23	1,885
1,820	Series B, Rev., 5.000%, 06/01/25	1,980
1,965	Series B, Rev., 5.000%, 06/01/27	2,107
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,339
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,540
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,643
1,385	Series A-2, Rev., 5.000%, 12/15/21	1,596

		16,919

	Special Tax — 0.2%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	7,308

	Total New Mexico	29,051

	New York — 12.4%
	Certificate of Participation/Lease — 0.6%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	16,574

	Education — 1.6%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,469
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,476
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	5,808
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,405
4,000	Series A, Rev., 5.000%, 03/15/23	4,552
6,500	Series C, Rev., 5.000%, 12/15/21	7,336
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	403
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	537
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	735
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,518
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,990

		48,229

	General Obligation — 1.5%
1,385	Bethlehem Central School District, Series A, GO, 4.000%, 01/15/21	1,501
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	286
100	Series A, GO, AGM, 5.000%, 09/01/14	105

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
2,000	City of New York, Sub Series F-1, GO, 5.000%, 03/01/27	2,178
	New York City,
7,920	Series E, GO, 5.000%, 08/01/21	9,245
5,000	Series E, GO, 5.000%, 08/01/23	5,608
7,500	Series I, GO, 5.000%, 08/01/24	8,467
11,000	Sub Series D-1, GO, 5.000%, 10/01/21	12,847
1,000	Starpoint Central School District, GO, 5.000%, 06/15/19	1,160
1,000	Taconic Hills Central School District at Craryville, GO, 5.000%, 06/15/19	1,164

		42,561

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	573

	Other Revenue — 5.2%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,505
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,898
6,585	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,258
8,980	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series BB, Rev., 5.000%, 06/15/47	9,202
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,545
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	449
	New York City Transitional Finance Authority, Future Tax Secured,
395	Sub Series A-2, Rev., 5.000%, 11/01/18	433
9,000	Sub Series D-1, Rev., 5.000%, 11/01/31	9,516
1,675	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Series B, Rev., 5.000%, 11/01/17	1,927
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,477
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,605
6,100	New York State Thruway Authority, Series G, Rev., AGM, 5.000%, 01/01/25	6,545
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
7,425	Series B, Rev., 5.000%, 04/01/23	8,238
5,000	Series B, Rev., AMBAC, 5.000%, 04/01/21	5,458
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,308
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,917
4,970	Triborough Bridge & Tunnel Authority, General Purpose, Series A-2, Rev., 5.000%, 11/15/28	5,288
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	27,674
12,000	Series B, Rev., 5.000%, 11/15/20	14,186
1,250	Series B, Rev., 5.000%, 11/15/31	1,322

		153,751

	Prerefunded — 0.3%
3,290	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 05/01/17 (p)	3,774
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,164

		9,938

	Special Tax — 1.3%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	4,316
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,504

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,006
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,103
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/19	1,145
2,430	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.250%, 12/15/18	2,901
5,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	5,927
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,228

		39,130

	Transportation — 1.1%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,173
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,393
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,979
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,098
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,773
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,539

		30,955

	Water & Sewer — 0.8%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,755
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17	437
2,500	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series CC, Rev., 5.000%, 06/15/29	2,670
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,786
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series EE, Rev., 5.000%, 06/15/47	3,078
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	11,610
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,503

		24,839

	Total New York	366,550

	North Carolina — 1.4%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,126

	General Obligation — 1.0%
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,116
1,175	GO, 5.000%, 04/01/17	1,346
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,412
	State of North Carolina,
5,000	Series C, GO, 4.000%, 05/01/22	5,545
5,500	Series D, GO, 4.000%, 06/01/22	6,099
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,377
3,905	GO, 5.000%, 06/01/20	4,550
5,950	GO, 5.000%, 06/01/21	6,879

		28,324

	Other Revenue — 0.3%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,140
1,170	Rev., AGM, 5.000%, 11/01/26	1,317
2,665	City of Raleigh Combined Enterprise System, Series A, Rev., 5.000%, 03/01/27	2,983
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,719

		10,159

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,861

	Total North Carolina	42,470

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — 3.4%
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,065

	General Obligation — 2.2%
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14 (p)	8,115
	City of Columbus, Various Purpose,
5,000	Series 1, GO, 5.000%, 07/01/25	5,753
5,000	Series 1, GO, 5.000%, 07/01/26	5,684
4,750	Series 1, GO, 5.000%, 07/01/27	5,336
10,735	Series 1, GO, 5.000%, 07/01/28	11,922
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,696
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/14 (p)	239
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,090
3,165	Series B, GO, 5.000%, 09/15/15	3,463
5,035	Series B, GO, 5.000%, 09/15/16	5,678
1,560	Series C, GO, 5.000%, 09/15/22	1,833
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	5,909

		63,718

	Other Revenue — 0.5%
550	City of Cleveland, Parking Facility, Rev., AGM, 5.250%, 09/15/18 (p)	649
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23	1,976
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,464
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	7,765
2,000	Ohio State University, Series A, Rev., 5.000%, 06/01/24	2,272

		15,126

	Prerefunded — 0.2%
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	6,860

	Water & Sewer — 0.4%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,417
4,650	Series A, Rev., 5.000%, 12/01/18	5,472

		9,889

	Total Ohio	98,658

	Oklahoma — 0.9%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,180
3,500	Rev., 5.500%, 09/01/15	3,841
5,210	Rev., 5.500%, 09/01/18	6,141

		11,162

	Other Revenue — 0.5%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.000%, 07/01/27	1,553
2,195	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/23	2,514
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,456
2,000	Series A, Rev., 5.000%, 01/01/24	2,253
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,371

		16,147

	Total Oklahoma	27,309

	Oregon — 1.2%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,935
3,350	Series A, COP, 5.000%, 05/01/21	3,774
6,965	Series A, COP, 5.000%, 05/01/22	7,726

		15,435

	General Obligation — 0.2%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,753
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	123
2,245	Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, 4.000%, 06/15/18	2,504
2,500	Washington County School District No. 1 West Union, GO, 5.000%, 06/15/21	2,946

		7,326

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,667
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14 (p)	2,882

		4,549

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,451

	Water & Sewer — 0.3%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,641

	Total Oregon	36,402

	Pennsylvania — 4.0%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,399
2,000	Series A, Rev., 5.000%, 03/01/23	2,228

		3,627

	General Obligation — 2.3%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	9,779
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	936
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,201
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,510
	Commonwealth of Pennsylvania, First Series,
14,865	GO, 5.000%, 05/15/18	17,347
9,660	GO, 5.000%, 07/01/22	11,344
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,376
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,061
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,452
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,161
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,119
1,200	GO, AGM, 5.000%, 05/01/21	1,353
2,365	GO, AGM, 5.000%, 05/01/22	2,647

		66,286

	Hospital — 0.3%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	5,773
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.964%, 12/01/24	2,680

		8,453

	Other Revenue — 0.9%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,686
20,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/18	23,430
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,257

		27,373

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,944

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,328

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,764

	Total Pennsylvania	116,775

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	931
840	Series A, Rev., 5.000%, 09/01/24	954
655	Series A, Rev., 5.000%, 09/01/25	734

	Total Rhode Island	2,619

	South Carolina — 1.8%
	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,353

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.7%
1,175	State of South Carolina, Series A, GO, 5.000%, 06/01/20	1,408
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,921
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,478
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,331

		21,138

	Other Revenue — 0.1%
2,500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	2,813
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,669

		4,482

	Utility — 0.8%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,801
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	8,020

		22,821

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,492

	Total South Carolina	54,286

	Tennessee — 1.3%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,654

	General Obligation — 0.6%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,762
	Metropolitan Government Nashville & Davidson County,
1,030	GO, 5.000%, 07/01/24	1,172
5,000	GO, 5.000%, 07/01/25	5,671
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,104
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,559
1,000	Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.000%, 01/01/28	1,095
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,678

		18,041

	Other Revenue — 0.2%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,410

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,009

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,356

	Total Tennessee	37,470

	Texas — 9.4%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,621

	Education — 0.9%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,055
2,000	Rev., 5.000%, 10/01/20	2,336
3,000	Rev., 5.000%, 10/01/21	3,441
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,504
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,112
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,445
2,500	Series A, Rev., 5.000%, 04/15/22	2,900
	University of Texas, Board of Regents,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,377
2,500	Series B, Rev., 5.250%, 08/15/17	2,909
500	Series C, Rev., 5.000%, 08/15/18	588
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,559
1,215	Series C, Rev., 5.000%, 03/01/22	1,366

		26,592

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 4.1%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,223
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,621
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,051
2,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/25	2,264
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,571
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	814
680	GO, 5.000%, 08/01/23	777
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,273
4,735	GO, 5.000%, 08/01/26	5,255
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	805
1,500	GO, 5.000%, 08/01/24	1,704
2,735	GO, 5.000%, 08/01/27	3,002
	Collin County, Tax Road,
90	GO, 5.000%, 02/15/15 (p)	96
95	GO, 5.000%, 02/15/15 (p)	102
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	739
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,305
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,230
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,152
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,282
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,055
1,000	GO, AGM, 5.250%, 02/15/26	1,106
1,000	GO, AGM, 5.250%, 02/15/27	1,090
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,308
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,175
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	1,928
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,765
	Harris County, Permanent Improvement,
1,500	Series B, GO, 5.000%, 10/01/15	1,646
1,605	Series B, GO, 5.000%, 10/01/19	1,902
	Harris County, Road,
2,750	Series A, GO, 5.250%, 10/01/18	3,262
2,000	Series A, GO, 5.250%, 10/01/19	2,399
	Hays County, Pass-Through Toll,
2,500	GO, 5.000%, 02/15/23	2,782
1,785	GO, 5.000%, 02/15/24	1,966
2,410	GO, 5.000%, 02/15/25	2,624
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	734
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,572
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,188
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,781
2,730	North East Independent School District, Capital Appreciation, School Building, Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,690
3,000	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/27	3,334
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,665
5,000	GO, 5.000%, 02/15/34	5,389
1,330	GO, AMBAC, 5.000%, 02/15/19	1,485
390	GO, AMBAC, 5.000%, 02/15/20	435
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,646
2,000	Socorro Independent School District, GO, PSF-GTD, 5.000%, 08/15/22	2,320
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,054
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,911
4,340	Series A, GO, 5.000%, 08/01/21	5,031
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,065

		120,574

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14 (p)	5,591
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,434

		7,025

	Other Revenue — 1.4%
1,000	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/20	1,174
905	City of El Paso, Water & Sewer Revenue, Series A, Rev., 4.000%, 03/01/20	1,002
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	112
3,315	Rev., 5.000%, 12/15/23	3,707
	Grand Parkway Transportation Corp.,
7,500	Series B, Rev., 5.000%, 04/01/53 (w)	7,249
10,000	Series B, Rev., 5.250%, 10/01/51 (w)	10,046
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,230
13,630	Lower Colorado River Authority, Series A, Rev., 5.000%, 05/15/25	14,838

		41,358

	Prerefunded — 0.3%
5,550	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	6,926
1,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,065
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,202

		9,193

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,167
945	Series C, GO, 5.000%, 02/15/22	1,084
325	Series C, GO, 5.000%, 02/15/23	372
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,542

		8,165

	Transportation — 1.1%
200	City of Laredo, International Toll Bridge System, Series B, Rev., AGM, 5.000%, 10/01/13	202
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,305
3,000	Rev., 5.250%, 12/01/48	3,114
10,000	Series A, Rev., 5.000%, 12/01/16	11,369
7,660	Series A, Rev., 5.000%, 12/01/21	8,699
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,148
2,000	Series A, Rev., 5.000%, 11/01/21	2,219
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	620

		32,676

	Water & Sewer — 1.0%
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,487
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,195
2,230	Rev., 5.000%, 06/01/17	2,536
2,130	Rev., 5.000%, 06/01/18	2,459
2,695	Rev., 5.000%, 06/01/21	3,042
2,955	Rev., 5.000%, 06/01/23	3,349
3,405	Rev., 5.000%, 06/01/26	3,759
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,684
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,517

		30,028

	Total Texas	277,232

	Utah — 1.0%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,162
1,050	Rev., 5.000%, 12/01/20	1,199
1,100	Rev., 5.000%, 12/01/21	1,233
1,150	Rev., 5.000%, 12/01/22	1,269

		4,863

	General Obligation — 0.0% (g)
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18	1,586

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,238
1,375	Series A, Rev., 5.000%, 12/01/16	1,557
1,000	Series A, Rev., 5.000%, 12/01/17	1,154

		3,949

	Other Revenue — 0.0% (g)
795	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/15	827

	Prerefunded — 0.3%
7,525	Utah Transit Authority, Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,280
1,315	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/14 (p)	1,372

		9,652

	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,858

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,127

	Total Utah	30,862

	Vermont — 0.3%
	Other Revenue — 0.3%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,786
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,651

	Total Vermont	7,437

	Virginia — 5.2%
	Education — 0.8%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Rev., 5.000%, 09/01/17	10,472
10,050	Series B, Rev., 5.000%, 09/01/19	11,842

		22,314

	General Obligation — 1.6%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,743
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	3,956
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	236
	Commonwealth of Virginia,
2,725	Series A, GO, 5.000%, 06/01/14	2,834
17,575	Series D, GO, 5.000%, 06/01/20	20,645
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,587
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,389

		48,390

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,300

	Other Revenue — 2.1%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	5,587
4,910	Series B-1, Rev., 5.000%, 08/01/18	5,749
5,620	Series C, Rev., 5.000%, 08/01/15 (p)	6,132
5,225	Series D, Rev., 5.000%, 08/01/17	6,013
	Virginia Public Building Authority, Public Facilities,
2,800	Series A, Rev., 5.000%, 08/01/19	3,312
2,980	Series A, Rev., 5.000%, 08/01/20	3,529
6,970	Series B, Rev., 5.000%, 08/01/20	8,254
7,650	Series B, Rev., 5.000%, 08/01/21	9,011
	Virginia Public School Authority, School Financing, 1997 Resolution,
8,490	Series A, Rev., 5.000%, 08/01/26	9,551
3,320	Series B, Rev., 5.250%, 08/01/17	3,854

		60,992

	Prerefunded — 0.3%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,560
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	7,664

		9,224

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,695

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.2%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,611
1,005	5.000%, 04/01/16	1,115
1,935	5.000%, 04/01/17	2,198
1,655	5.000%, 04/01/18	1,909

		6,833

	Total Virginia	151,748

	Washington — 2.9%
	General Obligation — 2.8%
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,905
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,691
	Snohomish County School District No. 201,
8,425	GO, 5.000%, 12/01/22	9,685
6,660	GO, 5.000%, 12/01/23	7,576
5,820	State of Washington, Series R-2012A, GO, 5.000%, 07/01/24	6,582
6,000	State of Washington, Motor Vehicle Tax Senior 520, Series C, GO, 5.000%, 06/01/23	6,862
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,788
1,000	Series C, GO, 5.000%, 01/01/18	1,156
2,000	Series D, GO, 5.000%, 02/01/24	2,312
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,356
7,750	Series R-2012C, GO, 5.000%, 07/01/25	8,751
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,104
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,535

		83,303

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,336

	Total Washington	84,639

	Wisconsin — 1.1%
	General Obligation — 0.9%
	State of Wisconsin,
5,000	Series 1, GO, NATL-RE, 5.000%, 05/01/14	5,181
10,000	Series 2, GO, 5.000%, 05/01/23	11,590
5,000	Series B, GO, 5.000%, 05/01/23	5,714
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,399

		27,884

	Other Revenue — 0.2%
4,000	Wisconsin Department of Transportation, Series 1, Rev., 5.000%, 07/01/26	4,487

	Total Wisconsin	32,371

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14 (p)	158

	Total Municipal Bonds (Cost $2,780,564)	2,888,794

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
118,806	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $118,806)	118,806

	Total Investments — 102.0% (Cost $2,899,370)	3,007,600
	Liabilities in Excess of Other Assets — (2.0)%	(60,167)

	NET ASSETS — 100.0%	$2,947,433

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.895% at termination	CPI-U at termination	08/25/13	$25,000	$(1,760)
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	50,000	(2,663)
Barclays Bank plc	2.993% at termination	CPI-U at termination	01/15/14	25,000	(2,187)
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(2,497)
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(2,188)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(3,397)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(3,511)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(2,952)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	50,000	(220)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(542)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(321)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(2,036)
Barclays Bank plc	2.718% at termination	CPI-U at termination	01/15/17	50,000	(4,534)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(2,416)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(1,013)
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	(397)
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	100,000	773
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	100,000	(2,644)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(124)
Citibank, N.A.	1.200% at termination	CPI-U at termination	04/23/14	50,000	4
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	(648)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	(589)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	(139)
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	49,000	(387)
Credit Suisse International	1.840% at termination	CPI-U at termination	05/09/14	50,000	(375)
Credit Suisse International	1.880% at termination	CPI-U at termination	01/02/15	50,000	(441)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(943)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(330)
Credit Suisse International	2.750% at termination	CPI-U at termination	02/25/23	25,000	(711)
Deutsche Bank AG, New York	1.865% at termination	CPI-U at termination	01/03/15	50,000	(428)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	36
Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	08/03/16	100,000	(773)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(1,071)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	(1,188)
Deutsche Bank AG, New York	2.750% at termination	CPI-U at termination	02/25/23	25,000	(711)
Morgan Stanley Capital Services	2.268% at termination	CPI-U at termination	03/01/15	212,000	(3,670)
Morgan Stanley Capital Services	2.160% at termination	CPI-U at termination	07/30/18	29,000	67
Royal Bank of Scotland	2.140% at termination	CPI-U at termination	09/15/13	100,000	(4,694)
Royal Bank of Scotland	1.840% at termination	CPI-U at termination	05/09/14	50,000	(375)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(354)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(999)
Royal Bank of Scotland	0.036% at termination	CPI-U at termination	07/31/29	49,000	(9,649)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(292)
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	07/02/18	50,000	(398)
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	07/06/18	50,000	(143)
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	07/01/22	50,000	(511)

					$(64,341)

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $66,220,000 of this investment is restricted as collateral for swaps to various brokers

*	Filed for bankruptcy on November 8, 2010.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,980
Aggregate gross unrealized depreciation	(35,750)

Net unrealized appreciation/depreciation	$108,230

Federal income tax cost of investments	$2,899,370

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$118,806	$2,888,794	$—	$3,007,600
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$880	$—	$880
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(65,221)	$—	$(65,221)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 101.1% (t)
	Alaska — 0.4%
	General Obligation — 0.4%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/15 (p)	108

	Arizona — 0.9%
	General Obligation — 0.9%
150	City of Scottsdale, GO, 5.000%, 07/01/21	178
85	Maricopa County, School District No. 38, Madison Elementary School Improvement, Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	94

	Total Arizona	272

	California — 4.3%
	Education — 0.2%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	70

	General Obligation — 3.2%
375	State Center Community College District, GO, 5.000%, 08/01/25	415
500	State of California, Various Purpose, GO, 5.000%, 10/01/25	538

		953

	Other Revenue — 0.4%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	86
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	30

		116

	Prerefunded — 0.5%
30	El Monte Union High School District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	32
100	Redondo Beach Unified School District, Election of 2000, Series E, GO, AGM, 5.750%, 08/01/13 (p)	102

		134

	Total California	1,273

	Colorado — 3.1%
	General Obligation — 1.2%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	356

	Other Revenue — 1.9%
500	Colorado Water Resources & Power Development Authority, Wastewater Revolving Fund, Series A, Rev., 5.250%, 09/01/16	568

	Total Colorado	924

	Connecticut — 4.7%
	General Obligation — 3.2%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	171
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	284
100	Town of New Canaan, Series B, GO, 5.000%, 04/01/20	117
200	Town of Trumbull, GO, 5.000%, 09/15/16	225
135	Town of West Hartford, Series A, GO, 5.000%, 07/01/18	159

		956

	Other Revenue — 1.5%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20 (w)	123
150	Series A, Rev., 6.000%, 08/15/21 (w)	183
100	Series A, Rev., 6.000%, 08/15/22 (w)	122

		428

	Total Connecticut	1,384

	District of Columbia — 1.0%
	Education — 0.4%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	111

	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	22

	Other Revenue — 0.5%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	156

	Total District of Columbia	289

	Florida — 3.0%
	General Obligation — 1.9%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	560

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.0%
185	Florida State Department of Transportation, Turnpike Authority, Series A, Rev., 4.000%, 07/01/18	207
80	Polk County, Public Facilities, Rev., NATL-RE, 5.000%, 12/01/18	87

		294

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	27

	Total Florida	881

	Georgia — 5.2%
	General Obligation — 0.8%
50	City of Augusta, GO, 4.000%, 10/01/14	52
150	State of Georgia, Series D, GO, 5.250%, 10/01/15	166

		218

	Other Revenue — 4.2%
625	Columbia County Water & Sewerage, Rev., 4.000%, 06/01/17	690
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	282
250	Henry County, Water & Sewerage Authority, Rev., 5.000%, 02/01/26	277

		1,249

	Water & Sewer — 0.2%
60	Jackson County, Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	66

	Total Georgia	1,533

	Hawaii — 1.2%
	General Obligation — 1.2%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	350

	Idaho — 0.2%
	Water & Sewer — 0.2%
50	Idaho Bond Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	55

	Illinois — 1.4%
	General Obligation — 0.2%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	69

	Other Revenue — 0.6%
165	Forest Preserve District of Cook County, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	181

	Prerefunded — 0.6%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	178

	Total Illinois	428

	Indiana — 2.0%
	Education — 0.4%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	120

	Other Revenue — 1.6%
250	Indiana State Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	292
150	Indiana State Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	172

		464

	Total Indiana	584

	Iowa — 0.2%
	Water & Sewer — 0.2%
65	City of Des Moines, Sewer, Series H, Rev., AGM, 5.000%, 06/01/14	68

	Kansas — 1.9%
	General Obligation — 1.9%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	557

	Louisiana — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.7%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/26	221

	Maryland — 2.9%
	General Obligation — 2.5%
100	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	114
50	Prince Georges County, Consolidated Public Improvement, Series A, GO, 5.000%, 10/01/13	50
500	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	582

		746

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		VALUE($)
Municipal Bonds — Continued
	Transportation — 0.4%
100	Maryland State Department of Transportation, Consolidated Transportation, Second Issue, Rev., 4.000%, 09/01/16	110

	Total Maryland	856

	Massachusetts — 4.3%
	Certificate of Participation/Lease — 2.4%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., COP, 5.250%, 07/01/27	400
250	Series B, Rev., COP, 5.250%, 07/01/23	299

		699

	General Obligation — 1.2%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	359

	Other Revenue — 0.4%
100	Massachusetts Health & Educational Facilities Authority, Harvard University, Series A, Rev., 5.000%, 12/15/15	111

	Prerefunded — 0.3%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	102

	Total Massachusetts	1,271

	Michigan — 0.3%
	Education — 0.3%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	80

	Minnesota — 0.8%
	Other Revenue — 0.8%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	222

	Mississippi — 0.3%
	Prerefunded — 0.3%
100	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	99

	Missouri — 3.4%
	General Obligation — 2.7%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	199
350	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	399
200	Springfield School District No. R-12, Missouri Direct Deposit of State Aid Program, GO, AGM, 5.000%, 03/01/15	215

		813

	Transportation — 0.4%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	111

	Water & Sewer — 0.3%
75	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, State Revolving Fund Program, Series B, Rev., 5.500%, 07/01/14	77

	Total Missouri	1,001

	New Jersey — 0.6%
	Transportation — 0.6%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	93
60	Series A, Rev., 5.500%, 12/15/21	71

	Total New Jersey	164

	New Mexico — 6.7%
	General Obligation — 1.3%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, GO, 5.000%, 06/01/22	391

	Other Revenue — 5.4%
300	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	338
250	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	281
125	Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	130
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	236
500	Series A-2, Rev., 5.000%, 12/15/21	576
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	34

		1,595

	Total New Mexico	1,986

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		VALUE($)
Municipal Bonds — Continued
	New York — 11.1%
	Education — 0.3%
100	New York State Dormitory Authority, Personal Income Tax, Series B, Rev., 4.000%, 03/15/14	102

	General Obligation — 2.8%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	53
70	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	73
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	112
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	78
350	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	388
100	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/21	111

		815

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
280	City of New York, Sub Series E-1, GO, 6.250%, 10/15/28	328

	Other Revenue — 6.0%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	120
260	New York State Dormitory Authority, Personal Income Tax, Series C, Rev., 5.000%, 03/15/19	299
250	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	293
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	110
750	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 01/01/26	830
100	Triborough Bridge & Tunnel Authority, MTA, Sub Series D, Rev., 5.000%, 11/15/18	117

		1,769

	Special Tax — 0.3%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	105

	Water & Sewer — 0.6%
150	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17	173

	Total New York	3,292

	North Carolina — 3.3%
	Certificate of Participation/Lease — 1.1%
290	North Carolina Infrastructure Finance Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/15	313

	Other Revenue — 2.2%
545	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/19	649

	Total North Carolina	962

	North Dakota — 0.3%
	Prerefunded — 0.3%
100	North Dakota Municipal Bond Bank, State Revolving Fund Program, Series A, Rev., 5.000%, 10/01/13 (p)	101

	Ohio — 2.3%
	General Obligation — 1.8%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	118
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	281
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	117

		516

	Other Revenue — 0.5%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	149

	Total Ohio	665

	Oregon — 1.5%
	General Obligation — 0.8%
215	Clackamas County, School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	253

	Other Revenue — 0.7%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/21	201

	Total Oregon	454

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		VALUE($)
Municipal Bonds — Continued
	Pennsylvania — 4.1%
	Education — 0.7%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	210

	General Obligation — 1.4%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	17
75	Lower Merion School District, GO, 3.000%, 05/15/15	78
	State of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	221
100	GO, 5.000%, 03/01/16	111

		427

	Prerefunded — 2.0%
485	Central Bucks School District, Series A, GO, 5.000%, 05/15/21 (p)	579

	Total Pennsylvania	1,216

	Rhode Island — 2.0%
	Other Revenue — 2.0%
505	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Series A, Rev., 5.000%, 10/01/18	591

	South Carolina — 2.4%
	Education — 0.5%
150	Oconee County School District, Series B, GO, SCSDE, 3.000%, 03/01/15	156

	General Obligation — 1.5%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	351
100	State of South Carolina, State Highway, Series A, GO, 4.000%, 06/01/14	103

		454

	Other Revenue — 0.4%
100	South Carolina State Public Service Authority, Series A, Rev., AGM, 5.000%, 01/01/14 (p)	102

	Total South Carolina	712

	Tennessee — 1.5%
	General Obligation — 0.5%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	58
100	Series B, GO, 5.000%, 08/01/15	109

		167

	Other Revenue — 1.0%
250	City of Memphis, Electric System, Rev., 5.000%, 12/01/17	290

	Total Tennessee	457

	Texas — 12.0%
	Education — 2.0%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	588

	General Obligation — 3.1%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	82
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	281
500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	556

		919

	Other Revenue — 3.5%
550	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/20	645
210	Harris County, Series C, Rev., 5.000%, 08/15/22	239
150	Texas State Public Finance Authority, Department of Criminal Justice Projects, Rev., AMBAC, 4.000%, 02/01/14	153

		1,037

	Prerefunded — 0.9%
135	Benavides Independent School District, GO, 4.450%, 08/15/15 (p)	146
100	Harris County, Permanent Improvement, Series C, GO, 5.750%, 10/01/18 (p)	122

		268

	Utility — 0.2%
50	City of Garland, Electric Utility System, Rev., NATL-RE, 5.625%, 03/01/15	54

	Water & Sewer — 2.3%
	City of Houston, Combined Utility System, First Lien,
50	Series A, Rev., AGM, 5.000%, 11/15/15	55
355	Series D, Rev., 5.000%, 11/15/24	402
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	78

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
25	City of San Antonio, Water System, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	27
100	Trinity River Authority, Regional Wastewater System, Rev., 5.000%, 08/01/14	105

		667

	Total Texas	3,533

	Utah — 0.3%
	Other Revenue — 0.3%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14	78

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	36

	Virginia — 6.4%
	General Obligation — 4.2%
900	City of Newport News, Water Improvement, Series B, GO, 5.250%, 07/01/22 (m)	1,078
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	169

		1,247

	Other Revenue — 0.9%
175	Henrico County, Public Improvement, GO, 5.000%, 07/15/20	210
50	Virginia College Building Authority, 21st Century College & Equipment, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	58

		268

	Prerefunded — 1.3%
355	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	389

	Total Virginia	1,904

	Washington — 2.0%
	General Obligation — 1.2%
25	Snohomish County, School District No. 2, Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	28
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	331

		359

	Other Revenue — 0.6%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	169

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	27

	Utility — 0.1%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	22

	Total Washington	577

	Wisconsin — 2.3%
	Other Revenue — 2.3%
	State of Wisconsin, Transportation,
290	Series A, Rev., 5.000%, 07/01/20	343
300	Series A, Rev., 5.000%, 07/01/26	332

	Total Wisconsin	675

	Total Municipal Bonds (Cost $29,000)	29,859

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
662	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $662)	662

	Total Investments — 103.3% (Cost $29,662)	30,521
	Liabilities in Excess of Other Assets — (3.3)%	(972)

	NET ASSETS — 100.0%	$29,549

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	$1,000	$(53)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	(102)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(35)
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	3,000	(13)
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	1,000	8
BNP Paribas	2.440% at termination	CPI-U at termination	04/01/15	3,000	(58)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	3,000	(70)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	8,000	(322)
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	1,000	(8)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	5,000	(8)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(15)

					$(676)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $530,000 of this investment is restricted as collateral for swaps to various brokers.
*	—	Filed for bankruptcy on November 8, 2010.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,063
Aggregate gross unrealized depreciation	(204)

Net unrealized appreciation/depreciation	$859

Federal income tax cost of investments	$29,662

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$662	$29,859	$—	$30,521
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$8	$—	$8
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(684)	$—	$(684)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to provide inflation protection within its portfolio. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 55.0%
	Brazil — 3.6%
23,430	Banco do Brasil S.A.	235,599
20,110	BR Properties S.A.	166,867
7,113	BRF S.A.	151,717
7,833	Lojas Renner S.A.	207,417
69,810	MRV Engenharia e Participacoes S.A.	201,044

		962,644

	Canada — 0.4%
7,210	First Quantum Minerals Ltd.	115,826

	China — 9.9%
28,500	Anhui Conch Cement Co., Ltd., Class H	84,220
691,000	Bank of China Ltd., Class H	289,326
90,000	China Merchants Bank Co., Ltd., Class H	151,136
113,500	China Minsheng Banking Corp., Ltd., Class H	114,610
112,000	China Shenhua Energy Co., Ltd., Class H	323,276
134,000	CNOOC Ltd.	242,182
162,000	Dongfeng Motor Group Co., Ltd., Class H	217,102
45,500	Great Wall Motor Co., Ltd., Class H	212,357
629,000	Industrial & Commercial Bank of China Ltd., Class H	413,133
58,000	Ping An Insurance Group Co. of China Ltd., Class H	375,160
87,600	Wynn Macau Ltd.	248,166

		2,670,668

	Hong Kong — 4.2%
195,000	Belle International Holdings Ltd.	281,182
19,000	China Mobile Ltd.	202,121
138,000	China Overseas Land & Investment Ltd.	397,233
50,000	Sands China Ltd.	270,239

		1,150,775

	Hungary — 0.7%
9,650	OTP Bank plc	194,220

	India — 5.8%
8,070	HDFC Bank Ltd., ADR	265,503
5,990	Infosys Ltd., ADR	297,583
15,330	Larsen & Toubro Ltd., Reg. S., GDR	212,834
17,520	Mahindra & Mahindra Ltd., GDR	261,307
3,790	State Bank of India, Reg. S., GDR	212,993
13,160	Tata Motors Ltd., ADR	316,366

		1,566,586

	Indonesia — 1.8%
283,500	Telekomunikasi Indonesia Persero Tbk PT	327,978
93,500	United Tractors Tbk PT	152,831

		480,809

	Mexico — 0.4%
19,080	Grupo Financiero Banorte S.A.B. de C.V., Class O	121,222

	Nigeria — 0.3%
63,275	Dangote Cement plc	77,389

	Peru — 0.5%
1,050	Credicorp Ltd.	124,730

	Poland — 1.0%
5,791	Eurocash S.A.	107,804
14,439	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	168,063

		275,867

	Qatar — 1.0%
5,380	Qatar National Bank SAQ	261,513

	Russia — 5.2%
7,457	Lukoil OAO, ADR	438,795
18,347	Mobile Telesystems OJSC, ADR	357,583
1,630	NovaTek OAO, Reg. S., GDR	189,104
35,660	Sberbank of Russia, ADR	409,366

		1,394,848

	South Africa — 3.7%
71,935	FirstRand Ltd.	215,789
10,942	Foschini Group Ltd. (The)	111,364
7,801	Imperial Holdings Ltd.	162,598
16,500	Mr Price Group Ltd.	215,088
11,263	MTN Group Ltd.	210,862
4,886	Shoprite Holdings Ltd.	82,621

		998,322

	South Korea — 7.8%
159	Amorepacific Corp.	134,172
9,578	Kia Motors Corp.	542,317
503	LG Chem Ltd.	126,161
877	Samsung Electronics Co., Ltd., Reg. S., GDR	502,521
1,430	Samsung Fire & Marine Insurance Co., Ltd.	305,224
5,080	Shinhan Financial Group Co., Ltd.	185,177
14,026	SK Telecom Co., Ltd., ADR	302,821

		2,098,393

	Taiwan — 5.1%
46,000	Delta Electronics, Inc.	223,134

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Taiwan — Continued
	180,000	Fubon Financial Holding Co., Ltd.	252,683
	152,000	Hon Hai Precision Industry Co., Ltd.	393,575
	155,000	Siliconware Precision Industries Co.	179,626
	5,159	Siliconware Precision Industries Co., ADR	29,406
	18,054	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	306,557

			1,384,981

		Turkey — 2.5%
	4,710	Tupras Turkiye Petrol Rafinerileri A.S.	100,834
	34,363	Turkcell Iletisim Hizmetleri A.S. (a)	199,297
	34,707	Turkiye Garanti Bankasi A.S.	135,448
	33,610	Turkiye Halk Bankasi A.S.	252,477

			688,056

		United Arab Emirates — 0.3%
	8,181	Dragon Oil plc	76,961

		United Kingdom — 0.8%
	9,750	Standard Chartered plc	226,139

		Total Common Stocks (Cost $14,729,272)	14,869,949

PRINCIPAL AMOUNT
Corporate Bonds — 8.3%
		Chile — 0.4%
	100,000	Corp. Nacional del Cobre de Chile, Reg. S., 3.750%, 11/04/20	99,598

		Colombia — 0.1%
	40,000	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	37,600

		Indonesia — 1.4%
		Pertamina Persero PT,
	200,000	Reg. S., 5.250%, 05/23/21	195,500
	200,000	Reg. S., 6.500%, 05/27/41	185,000

			380,500

		Kazakhstan — 1.7%
		KazMunayGas National Co. JSC,
	200,000	5.750%, 04/30/43 (e)	175,750
	130,000	Reg. S., 7.000%, 05/05/20	146,575
	120,000	Reg. S., 11.750%, 01/23/15	135,000

			457,325

		Luxembourg — 0.4%
	100,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 7.750%, 05/29/18	112,250

		Malaysia — 0.4%
	100,000	Petronas Capital Ltd., Reg. S., 5.250%, 08/12/19	110,960

		Mexico — 2.1%
	16,000	Empresas ICA S.A.B. de C.V., 8.900%, 02/04/21 (e)	14,886
		Petroleos Mexicanos,
	30,000	3.500%, 01/30/23 (e)	27,450
	20,000	4.875%, 01/18/24 (e)	20,200
	280,000	5.500%, 01/21/21	302,750
	160,000	5.500%, 06/27/44	146,160
MXN	400,000	7.650%, 11/24/21 (e)	33,258
	10,000	VAR, 2.286%, 07/18/18 (e)	10,250

			554,954

		Peru — 0.1%
	20,000	BBVA Banco Continental S.A., 3.250%, 04/08/18 (e) (m)	19,500

		United Kingdom — 0.7%
	200,000	Sinopec Group Overseas Development 2012 Ltd., Reg. S., 3.900%, 05/17/22	194,740

		Venezuela — 1.0%
		Petroleos de Venezuela S.A.,
	270,000	5.375%, 04/12/27	157,275
	130,000	Reg. S., 8.500%, 11/02/17	119,197

			276,472

		Total Corporate Bonds (Cost $2,317,365)	2,243,899

Foreign Government Securities — 29.3%
		Argentina — 0.9%
		Republic of Argentina,
	136,111	7.000%, 10/03/15	125,084
	103,679	8.280%, 12/31/33 (m)	62,726
	180,500	SUB, 2.500%, 12/31/38 (m)	60,016

			247,826

		Belarus — 0.4%
	100,000	Republic of Belarus, 8.750%, 08/03/15	99,000

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Belize — 0.0% (g)
	11,300	Republic of Belize, SUB, 5.000%, 02/20/38 (e) (m)	6,667

		Brazil — 2.5%
	100,000	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	109,250
		Federal Republic of Brazil,
	50,000	7.125%, 01/20/37	58,625
	185,000	8.000%, 01/15/18	209,975
	110,000	8.250%, 01/20/34 (m)	142,725
BRL	360,000	8.500%, 01/05/24	144,388

			664,963

		Chile — 0.3%
		Republic of Chile,
CLP	400	3.000%, 01/01/22	18,214
CLP	35,000,000	6.000%, 01/01/22	71,154

			89,368

		Colombia — 1.1%
		Republic of Colombia,
	50,000	8.125%, 05/21/24	66,500
	40,000	10.375%, 01/28/33	61,519
	110,000	11.750%, 02/25/20	159,500

			287,519

		Costa Rica — 0.3%
	55,000	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	72,050

		Croatia — 1.0%
	250,000	Republic of Croatia, Reg. S., 6.750%, 11/05/19	270,000

		Dominican Republic — 0.5%
		Government of Dominican Republic,
DOP	500,000	18.500%, 02/04/28	16,672
	88,071	Reg. S., 9.040%, 01/23/18	95,997
DOP	500,000	Reg. S., 16.950%, 02/04/22	15,598

			128,267

		Ecuador — 0.4%
	100,000	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	103,500

		El Salvador — 0.7%
		Republic of El Salvador,
	29,000	5.875%, 01/30/25 (e)	28,275
	10,000	Reg. S., 7.650%, 06/15/35	9,850
	132,000	Reg. S., 7.750%, 01/24/23	145,200
	10,000	Reg. S., 8.250%, 04/10/32	10,400

			193,725

		Ghana — 0.3%
	100,000	Standard Bank plc, CLN, 26.433% , 06/07/17 (linked to Government of Ghana, 26.433%, 06/07/17; credit rating B) (a) (e)	73,978

		Hungary — 1.5%
		Republic of Hungary,
	10,000	4.125%, 02/19/18	9,762
	66,000	5.375%, 02/21/23	62,783
	140,000	6.250%, 01/29/20	146,125
	40,000	6.375%, 03/29/21	41,750
	142,000	7.625%, 03/29/41	149,810

			410,230

		Iceland — 0.4%
	100,000	Republic of Iceland, 5.875%, 05/11/22 (e)	103,750

		Indonesia — 1.0%
		Republic of Indonesia,
	100,000	Reg. S., 8.500%, 10/12/35	128,375
	100,000	Reg. S., 11.625%, 03/04/19	137,250

			265,625

		Iraq — 0.8%
	250,000	Republic of Iraq, Reg. S., 5.800%, 01/15/28	211,875

		Ireland — 0.7%
	170,000	Vnesheconombank Via VEB Finance plc, Reg. S., 5.450%, 11/22/17	180,837

		Ivory Coast — 0.4%
	110,000	Republic of Ivory Coast, Reg. S., SUB, 5.750%, 12/31/32	97,075

		Lebanon — 0.8%
		Republic of Lebanon,
	20,000	9.000%, 03/20/17	22,400
	180,000	Reg. S., 8.250%, 04/12/21	199,350

			221,750

		Lithuania — 0.9%
	230,000	Republic of Lithuania, Reg. S., 5.125%, 09/14/17	250,291

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
		Mexico — 0.8%
		United Mexican States,
	90,000	3.625%, 03/15/22	90,000
	30,000	5.625%, 01/15/17	33,600
	60,000	5.750%, 10/12/10	56,400
	39,000	6.750%, 09/27/34	46,020

			226,020

		Morocco — 0.6%
	200,000	Kingdom of Morocco, Reg. S., 5.500%, 12/11/42	168,500

		Pakistan — 0.3%
	100,000	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	96,000

		Panama — 0.4%
		Republic of Panama,
	24,000	6.700%, 01/26/36	28,320
	50,000	9.375%, 04/01/29	73,000

			101,320

		Paraguay — 0.7%
	200,000	Republic of Paraguay, Reg. S., 4.625%, 01/25/23	190,000

		Peru — 1.6%
		Republic of Peru,
	20,000	6.550%, 03/14/37	23,600
	230,000	7.350%, 07/21/25	293,825
	70,000	8.750%, 11/21/33	102,200
PEN	24,000	Reg. S., 6.950%, 08/12/31	9,252

			428,877

		Philippines — 0.9%
		Republic of Philippines,
	120,000	7.750%, 01/14/31	157,200
	50,000	10.625%, 03/16/25	77,750

			234,950

		Poland — 0.4%
	115,000	Poland Government Bond, 5.000%, 03/23/22	123,834

		Romania — 0.9%
		Republic of Romania,
	30,000	4.375%, 08/22/23 (e)	28,575
RON	90,000	5.900%, 07/26/17	28,219
	158,000	6.750%, 02/07/22 (e)	177,553

			234,347

		Russia — 1.5%
		Russian Federation,
RUB	2,000,000	8.150%, 02/03/27	63,103
	200,000	Reg. S., 5.625%, 04/04/42	205,750
	111,005	Reg. S., SUB, 7.500%, 03/31/30	130,015

			398,868

		Serbia — 0.3%
	94,749	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	91,907

		South Africa — 1.1%
	250,000	Republic of South Africa, 6.875%, 05/27/19	287,500

		Sri Lanka — 0.5%
	150,000	Republic of Sri Lanka, Reg. S., 6.250%, 10/04/20	150,750

		Turkey — 2.0%
		Republic of Turkey,
	220,000	6.750%, 04/03/18	247,500
	166,000	7.000%, 06/05/20	189,862
	95,000	8.000%, 02/14/34	115,188

			552,550

		Ukraine — 1.3%
		Republic of Ukraine,
	190,000	Reg. S., 6.580%, 11/21/16	178,125
	200,000	Reg. S., 7.950%, 02/23/21	183,250

			361,375

		Uruguay — 0.3%
	60,000	Republic of Uruguay, PIK, 7.875%, 01/15/33	78,600

		Venezuela — 0.4%
		Republic of Venezuela,
	23,000	7.650%, 04/21/25	17,480
	23,500	Reg. S., 5.750%, 02/26/16	21,267
	26,500	Reg. S., 7.000%, 03/31/38	17,755
	35,000	Reg. S., 8.250%, 10/13/24	27,213
	35,300	Reg. S., 9.000%, 05/07/23	28,946

			112,661

		Vietnam — 0.4%
	100,000	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	108,875

		Total Foreign Government Securities (Cost $8,108,135)	7,925,230

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — 3.2%
		Brazil — 2.2%
	7,800	Cia de Bebidas das Americas	293,968
	17,666	Cia Energetica de Minas Gerais	162,617
	10,860	Itau Unibanco Holding S.A.	139,002

			595,587

		South Korea — 1.0%
	383	Samsung Electronics Co. Ltd. (Preference)	278,699

		Total Preferred Stocks (Cost $882,049)	874,286

NOTIONAL AMOUNT
Option Purchased — 0.0% (g)
		Foreign Exchange Currency Options — 0.0% (g)
		Australia — 0.0% (g)
AUD	115,559	ZAR Put/AUD Call, Expiring 08/08/13 @ 9.10 ZAR to 1 AUD, Vanilla, European Style,, expiring 08/08/13 (a) (Cost $943)	190
PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
	25,000	U.S. Treasury Note, 0.125%, 09/30/13 (k) (Cost $25,000)	25,003

NUMBER OF RIGHTS
Rights — 0.0%
		Brazil — 0.0%
	66,935	Banco Santander Brasil S.A., expiring 08/02/13 (a) (Cost $—)	—

SHARES
Short-Term Investment — 1.4%
		Investment Company — 1.4%
	372,902	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $372,902)	372,902

		Total Investments — 97.3% (Cost $26,435,666)	26,311,459
		Other Assets in Excess of Liabilities — 2.7%	733,539

		NET ASSETS — 100.0%	$27,044,998

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted, except number of contracts)

Summary of Investments by Industry, July 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	30.1%
Commercial Banks	15.5
Oil, Gas & Consumable Fuels	12.7
Automobiles	5.9
Semiconductors & Semiconductor Equipment	4.9
Wireless Telecommunication Services	4.8
Insurance	2.6
Electronic Equipment, Instruments & Components	2.3
Specialty Retail	2.3
Real Estate Management & Development	2.1
Hotels, Restaurants & Leisure	2.0
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.2
IT Services	1.1
Beverages	1.1
Others (each less than 1.0%)	8.2
Short-Term Investment	1.4

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	5 Year U.S. Treasury Note	09/30/13	121,367	522
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	09/19/13	(252,875)	5,902

				6,424

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
131,460	AUD	BNP Paribas	09/18/13	120,927	117,777	(3,150)
128,021	AUD	Westpac Banking Corp.	09/18/13	121,050	114,695	(6,355)
521,341,145	COP	Union Bank of Switzerland AG	09/18/13	269,783	273,680	3,897
2,440,869	CZK	Deutsche Bank AG	09/18/13	127,205	125,167	(2,038)
28,986,793	HUF	Deutsche Bank AG	09/18/13	127,275	128,280	1,005
414,999	ILS	BNP Paribas	09/18/13	113,435	116,307	2,872
22,725,696	JPY	State Street Corp.	09/18/13	228,266	232,165	3,899
271,268,616	KRW	Union Bank of Switzerland AG†	09/17/13	237,888	241,410	3,522
1,558,876	MXN	BNP Paribas	09/18/13	119,095	121,488	2,393
1,499,860	MXN	Credit Suisse International	09/18/13	114,222	116,888	2,666
3,136,411	MXN	Deutsche Bank AG	09/18/13	243,370	244,430	1,060
381,175	MYR	BNP Paribas†	09/18/13	119,266	117,116	(2,150)
5,047,984	PHP	BNP Paribas†	09/18/13	116,770	116,491	(279)
355,622	PLN	Deutsche Bank AG	09/18/13	110,692	110,935	243
410,599	PLN	Union Bank of Switzerland AG	09/18/13	127,484	128,085	601
3,547,302	RUB	Goldman Sachs International†	09/18/13	108,306	106,672	(1,634)
3,943,150	RUB	Union Bank of Switzerland AG†	09/18/13	120,586	118,576	(2,010)
148,933	SGD	Citibank, N.A.	09/18/13	117,450	117,196	(254)
228,050	TRY	Deutsche Bank AG	09/18/13	118,333	116,735	(1,598)
				2,761,403	2,764,093	2,690

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
128,021	AUD	Union Bank of Switzerland AG	09/18/13	121,347	114,695	6,652
131,460	AUD	Westpac Banking Corp.	09/18/13	118,980	117,776	1,204
521,341,145	COP	Deutsche Bank AG	09/18/13	271,128	273,680	(2,552)
2,440,869	CZK	BNP Paribas	09/18/13	123,210	125,167	(1,957)
28,986,793	HUF	Deutsche Bank AG	09/18/13	128,613	128,280	333
414,999	ILS	Credit Suisse International	09/18/13	114,105	116,308	(2,203)
11,327,325	JPY	State Street Corp.	09/18/13	115,402	115,720	(318)
11,398,371	JPY	Union Bank of Switzerland AG	09/18/13	120,170	116,446	3,724
136,537,862	KRW	BNP Paribas†	09/17/13	118,935	121,509	(2,574)
134,730,754	KRW	Union Bank of Switzerland AG†	09/17/13	119,761	119,901	(140)
1,386,600	MXN	BNP Paribas	09/18/13	109,336	108,061	1,275
1,949,877	MXN	Citibank, N.A.	09/18/13	151,591	151,959	(368)
2,858,669	MXN	Union Bank of Switzerland AG	09/18/13	224,226	222,784	1,442
381,175	MYR	BNP Paribas†	09/18/13	118,102	117,116	986
355,622	PLN	Credit Suisse International	09/18/13	109,399	110,935	(1,536)
410,599	PLN	Goldman Sachs International	09/18/13	124,393	128,085	(3,692)
3,547,302	RUB	BNP Paribas†	09/18/13	108,422	106,672	1,750
3,943,150	RUB	Deutsche Bank AG†	09/18/13	122,515	118,576	3,939
2,300,000	RUB	Citibank, N.A. †	09/30/13	70,263	69,038	1,225
151,979	SGD	BNP Paribas	09/18/13	119,246	119,592	(346)

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted, except number of contracts)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
148,933	SGD	Societe Generale	09/18/13	118,688	117,196	1,492
228,050	TRY	Citibank, N.A.	09/18/13	116,955	116,734	221
1,175,363	ZAR	Goldman Sachs International	09/18/13	116,587	118,326	(1,739)
				2,961,374	2,954,556	6,818

†	Non-deliverable forward.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DOP	—	Dominican Peso
GDR	—	Global Depositary Receipt
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2013.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2013.
ZAR	—	South African Rand

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are $11,948,406 and 45.4%, respectively.

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,269,317
Aggregate gross unrealized depreciation	(1,393,524)

Net unrealized appreciation/depreciation	(124,207)

Federal income tax cost of investments	26,435,666

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$962,644	$—	$—	$962,644
Canada	115,826	—	—	115,826
China	—	2,670,668	—	2,670,668
Hong Kong	—	1,150,775	—	1,150,775
Hungary	—	194,220	—	194,220
India	879,452	687,134	—	1,566,586
Indonesia	—	480,809	—	480,809
Mexico	121,222	—	—	121,222
Nigeria	—	77,389	—	77,389
Peru	124,730	—	—	124,730
Poland	—	275,867	—	275,867
Qatar	—	261,513	—	261,513
Russia	357,583	1,037,265	—	1,394,848
South Africa	—	998,322	—	998,322
South Korea	302,821	1,795,572	—	2,098,393
Taiwan	335,963	1,049,018	—	1,384,981
Turkey	—	688,056	—	688,056
United Arab Emirates	—	76,961	—	76,961
United Kingdom	—	226,139	—	226,139

Total Common Stocks	3,200,241	11,669,708	—	14,869,949

Preferred Stocks
Brazil	595,587	—	—	595,587
South Korea	—	278,699	—	278,699

Total Preferred Stocks	595,587	278,699	—	874,286

Debt Securities
Corporate Bonds
Chile	—	99,598	—	99,598
Colombia	—	37,600	—	37,600
Indonesia	—	380,500	—	380,500
Kazakhstan	—	457,325	—	457,325
Luxembourg	—	112,250	—	112,250
Malaysia	—	110,960	—	110,960
Mexico	—	554,954	—	554,954
Peru	—	19,500	—	19,500
United Kingdom	—	194,740	—	194,740
Venezuela	—	276,472	—	276,472

Total Corporate Bonds	—	2,243,899	—	2,243,899

Foreign Government Securities	—	7,851,252	73,978	7,925,230
Option Purchased	190	—	—	190
U.S. Treasury Obligation	—	25,003	—	25,003

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Right
Brazil	—	—	—	—
Short-Term Investment
Investment Company	372,902	—	—	372,902

Total Investments in Securities	4,168,920	22,068,561	73,978	26,311,459

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$46,401	$—	$46,401
Futures Contracts	6,424	—	—	6,424

Total Appreciation in Other Financial Instruments	$6,424	$46,401	$—	$52,825

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(36,893)	$—	$(36,893)

There were no transfers between any levels during the period ended July 31, 2013.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements gives the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 27, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
September 27, 2013